Registration No. 2-90309


              SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
     Post-Effective Amendment No.      27         X
                                     -----      ------
     and

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.   28              X
                    ----            ----

                    SUMMIT MUTUAL FUNDS, INC.
         (Exact Name of Registrant as Specified in Charter)

             1876 Waycross Road, Cincinnati, Ohio 45240
               (Address of Principal Executive Offices)
                         (513) 595-2600
                   (Registrant's Telephone Number)

John F. Labmeier, Esq.                    Copy to:
The Union Central Life Insurance Company  Jones and Blouch L.L.P.
P.O. Box 40888                            Suite 405 West
Cincinnati, Ohio 45240                    1025 Thomas Jefferson St., N.W.
(Name and Address of Agent for Service)   Washington, D.C. 20007



It is proposed that this filing will become effective (check appropriate box)
( )immediately upon filing pursuant to paragraph (b) of Rule 485
(X)on May 1, 2000 pursuant to paragraph (b) of Rule 485
( )60 days after filing pursuant to paragraph (a)(1) of Rule 485 ( )on (date) pursuant to paragraph (a)(1) of Rule 485
( )75 days after filing pursuant to paragraph (a)(2) of Rule 485 ( )on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
( )This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         PART A


          INFORMATION REQUIRED IN A PROSPECTUS

May 1, 2000



                 SUMMIT MUTUAL FUNDS, INC.
---------------------------------------------------------------

     Summit Mutual Funds, Inc., formerly known as Carillon Fund, Inc., is a mutual fund with twenty-two separate Portfolios, each with its own investment objective. We cannot assure you that any Portfolio will meet its objective. This Prospectus offers seven of the Portfolios within the Summit Pinnacle Series. Their investment objectives are:

     The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
     common stocks, as represented by the S&P 500 Index.

     The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap
     400 Index.

     The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.

     The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S.
     common stocks, as represented by the Nasdaq-100 Index.

     The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

     The Zenith Portfolio, formerly known as the Equity
Portfolio, seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

     The Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

This prospectus contains information you should know before allocating your contract values to any of the Portfolios. We suggest that you read it and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") nor any state. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



SMFI 514 PINNACLE 4-00

                           TABLE OF CONTENTS

INTRODUCTION TO THE FUND......................................3
PORTFOLIO PROFILES............................................3
     S&P 500 INDEX PORTFOLIO PROFILE..........................3
S&P MIDCAP 400 INDEX PORTFOLIO................................5
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO........................6
NASDAQ-100 INDEX PORTFOLIO....................................7
BALANCED INDEX PORTFOLIO......................................8
ZENITH PORTFOLIO PROFILE.....................................10
BOND PORTFOLIO PROFILE.......................................12
PORTFOLIO OPERATING EXPENSES.................................14
0THER INVESTMENT POLICIES, STRATEGIES AND RISKS..............15
FOREIGN SECURITIES...........................................15
FOREIGN CURRENCY ............................................16
REPURCHASE AGREEMENTS........................................16
REVERSE REPURCHASE AGREEMENTS................................17
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...........17
OPTIONS ON SECURITIES INDICES................................18
COLLATERALIZED MORTGAGE OBLIGATIONS..........................19
ENDING PORTFOLIO SECURITIES..................................19
FIXED FUNDING................................................19
OTHER INFORMATION............................................19
FUND MANAGEMENT..............................................20
INVESTMENT ADVISER...........................................20
ADVISORY FEE.................................................20
EXPENSES.....................................................21
CAPITAL STOCK................................................21
VALUATION OF PORTFOLIO SHARES................................21
DIVIDENDS AND DISTRIBUTIONS..................................22
S&P, FRANK RUSSELL AND NASDAQ DISCLAIMER.....................23
FINANCIAL HIGHLIGHTS.........................................24
APPENDIX A:  RATINGS.........................................29
CORPORATE BOND RATINGS.......................................29
COMMERCIAL PAPER RATINGS.....................................30

                 INTRODUCTION TO THE FUND

This prospectus explains the objectives, risks and strategies of seven of the Portfolios within the Summit Pinnacle Series of Summit Mutual Funds, Inc. (the "Fund"). The Portfolios are mutual funds used solely as investment options for variable annuity or variable life insurance contracts offered by The Union Central Life Insurance Company ("Union Central").
Although you cannot purchase shares of the Portfolios directly, you can instruct Union Central how to allocate your contract's values among the Portfolios. Each Portfolio Profile below summarizes important facts about the Portfolio, including its investment objective, strategy, risks and past investment performance. More detailed information about some of the Portfolios' investment policies and strategies is provided after the Profiles, along with information about Portfolio expenses, share pricing and Financial Highlights for each Portfolio.

                    PORTFOLIO PROFILES

S&P 500 INDEX PORTFOLIO PROFILE

Investment Objective
The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.

Investment Strategies
The S&P 500 Index Portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P 500 is not feasible. The Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P 500. A correlation of 100% would represent perfect correlation between the Portfolio and index performance. The correlation of the Portfolio's performance to that of the S&P 500 should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

The S&P 500 Index Portfolio may invest up to 5% of its assets in Standard & Poor's Depositary Receipts(R) ("SPDRs(R)"). SPDRs are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500.

Although the Adviser will attempt to invest as much of the S&P 500 Index Portfolio's assets as is practical in stocks included among the S&P 500 and futures contracts and related options, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks

- Market risk:   The S&P 500 Index Portfolio's total return,
like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk: Stocks of large companies, such as those listed among the S&P 500 Index, occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

- Correlation risk: Because the S&P Index Portfolio has expenses, and the S&P 500 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the S&P 500 Index Portfolio. The bar chart shows the Portfolio's performance in each calendar year since its inception. The table shows how the Portfolio's average annual returns for one year and since inception compare with those of the S&P 500 Index whose performance it seeks to replicate. The Portfolio's returns are net of its expenses, but do not reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.

[The BAR CHART displayed here shows the Total Returns for the calendar years as follows:

       1996        23.37%
       1997        32.72%
       1998        28.54%
       1999        20.52% ]

The S&P 500 Index Portfolio's return for the most recent calendar quarter ended March 31, 2000, was 2.2 %. During the period shown in the bar chart, the highest return for a calendar quarter was 21.2% (quarter ending 12/31/98) and the lowest return for a quarter was -9.9% (quarter ending 9/30/98).


 Average Annual Total Returns for Years Ended December 31, 1999
                                1 Year         Since Inception*

  S&P 500 Index Portfolio       20.5%              26.2%
  S&P 500 Index                 21.0%              26.3%

  *December 29, 1995

S&P MIDCAP 400 INDEX PORTFOLIO PROFILE

Investment Objective
The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.

Investment Strategies
The S&P MidCap 400 Index Portfolio seeks to substantially replicate the total return of the securities comprising the S&P MidCap 400 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the S&P MidCap 400 Index is not feasible. The Carillon S&P MidCap 400 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the S&P MidCap 400 Index. A correlation of 100% would represent perfect correlation between the Portfolio and index performance. The correlation of the Portfolio's performance to that of the S&P MidCap 400 Index should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

The S&P MidCap 400 Index Portfolio may invest up to 5% of its assets in Standard & Poor's MidCap Depositary Receipts ("MidCap SPDR's "). MidCap SPDR's are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P MidCap 400 Index.

Although the Adviser will attempt to invest as much of the S&P MidCap 400 Index Portfolio's assets as is practical in stocks included among the S&P MidCap 400 Index and futures contracts and options relating thereto, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Since this Portfolio has not been in effect for at least one calendar year, there is no bar chart or performance table.

Primary Risks

-  Market risk:   The S&P MidCap 400 Index Portfolio's total
return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Investment style risk: Stocks of medium sized (MidCap) companies, such as those listed among the S&P MidCap 400 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

- Correlation risk: Because the S&P MidCap 400 Index Portfolio has expenses, and the S&P MidCap 400 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.


RUSSELL 2000 SMALL CAP INDEX PORTFOLIO PROFILE

Investment Objective
The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S.
commons stocks, as represented by the Russell 2000 Index.

Investment Strategies
The Russell 2000 Small Cap Index Portfolio seeks to substantially replicate the total return of the securities comprising the Russell 2000 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Russell 2000 Index is not feasible. The Russell 2000 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Russell 2000 Small Cap Index. A correlation of 100% would represent perfect correlation between the Portfolio and index performance. The correlation of the Portfolio's performance to that of the Russell 2000 Index should increase as the Portfolio grows.
There can be no assurance that the Portfolio will achieve a 95% correlation.

Although the Adviser will attempt to invest as much of the Russell 2000 Small Cap Index Portfolio's assets as is practical in stocks included among the Russell 2000 Index and futures contracts and options relating thereto, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. The Portfolio may also temporarily invest in S&P 500 Index futures and/or S&P MidCap 400 Index futures if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

The Portfolio may invest up to 20% of its assets in Russell 2000 futures contracts or options (or S&P MidCap 400 or S&P 500 futures contracts and options if, in the opinion of the Adviser, it is not practical to invest in Russell 2000 Index futures at a particular time due to liquidity or price considerations) in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

Primary Risks
- Market risk:   The Russell 2000 Small Cap Index Portfolio's
total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk: Stocks of small sized (small-cap) companies, such as those listed among the Russell 2000 Index occasionally go through cycles of doing worse (or better) than the stock markets in general or other types of investments.

- Correlation risk: Because the Russell 2000 Small Cap Index Portfolio has expenses, and the Russell 2000 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

Since this is a new Portfolio, there is no bar chart or performance table.

NASDAQ-100 INDEX PORTFOLIO PROFILE

Investment Objective
The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.

Investment Strategies
The Nasdaq-100 Index Portfolio seeks to substantially replicate the total return of the securities comprising the Nasdaq-100 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the capitalization weighting of the securities in the Nasdaq-100 Index is not feasible. The Nasdaq-100 Index Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Nasdaq-100 Index. A correlation of 100% would represent perfect correlation between the Portfolio and index performance. The correlation of the Portfolio's performance to that of the Nasdaq-100 Index should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

The Nasdaq-100 Index Portfolio may invest up to 5% of its assets
in Nasdaq-100 Shares .   Nasdaq-100 Shares are units of
beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the Nasdaq-100 Index.

The Portfolio may invest up to 20% of its assets in Nasdaq-100 futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs. The Portfolio may also sell covered calls on futures contracts or individual securities held in the Portfolio. As a temporary investment strategy, until the Portfolio reaches $50 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

Although the Adviser will attempt to invest as much of the Nasdaq-100 Index Portfolio's assets as is practical in stocks included among the Nasdaq-100 Index and futures contracts and options relating thereto, a portion of the Portfolio may be invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets. In addition, for temporary defensive purposes, the Portfolio may invest in government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents.

Primary Risks
- Market risk: The Nasdaq-100 Index Portfolio's total return, like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk: Stocks of companies or industries that are heavily weighted in the Nasdaq-100 Index, such as technology, telecommunications, internet and biotechnology companies, occasionally go through cycles of doing worse (or better) than the stock markets in general, as measured by other more broad-based stock indexes, or other types of investments.

- Concentration risk:   The Nasdaq-100 Index Portfolio is
subject to the risk of an investment portfolio that may be highly concentrated in a particular industry (e.g., Technology) and, due to concentration in sectors characterized by relatively higher volatility in price performance, may be more volatile when compared to other broad-based stock indexes. The Nasdaq-100 Index Portfolio is also subject to the risks specific to the performance of a few individual component securities that currently represent a highly concentrated weighting in the Index (e.g. Microsoft Corporation, Intel Corporation, Cisco Systems Inc., etc.).

- Correlation risk: Because the Nasdaq-100 Index Portfolio has expenses, and the Nasdaq-100 Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

- Nondiversification risk: Under securities laws, the Portfolio is considered a "nondiversified investment company." The Portfolio is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Portfolio's tax quarters.

     In an effort to closely replicate the performance of the Nasdaq-100-Index, the Portfolio will invest its assets in the individual stocks comprised in the Nasdaq-100 Index. Furthermore, the investment in the individual stocks in the Portfolio will be weighted so that their percentage weighting in the Portfolio is approximately the same as their percentage weighting in the underlying Nasdaq-100 Index. As a result of this investment strategy, the Nasdaq-100 Index Portfolio is a nondiversified Portfolio.

     Notwithstanding the above, the Nasdaq-100 Index Portfolio intends to qualify as a Registered Investment Company ("RIC") under federal tax law. At any point in time, if following the investment strategy outlined above, of properly weighting the Portfolios investments in individual securities to substantially replicate the performance of the Nasdaq-100 Index, would put the Portfolio in jeopardy of failing the RIC rule on diversification, the Portfolio intends to immediately alter its investment strategy to comply with the RIC rules. Such alteration would include reducing investment exposure, pro-rata, to those investments causing the Portfolio to be in jeopardy of violating the RIC rules.

Since this is a new Portfolio, there is no bar chart or performance table.

             BALANCED INDEX PORTFOLIO PROFILE

Investment Objective
The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

Investment Strategies
The Portfolio will invest approximately 60% of its net assets in a portfolio of common stocks, futures (in combination with the appropriate amount of U.S. Treasury securities as collateral), and Standard & Poor's Depositary Receipts ("SPDR's") to track the S&P 500 Index and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index (the "Lehman Brothers Index").
The Portfolio may also hold cash or cash equivalent securities, although the amount of cash and cash equivalent securities is expected to represent a small percentage of the funds assets.

The Portfolio's common stock portfolio seeks to substantially replicate the total return of the securities comprising the S&P 500 Index, taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the S&P 500 is not feasible. The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its common stock portfolio before expenses and the total return of the S&P 500. A correlation of 100% would represent perfect correlation between the Portfolio and index performance. There can be no assurance that the Portfolio will achieve a 95% correlation.

The Portfolio may invest up to 5% of its assets in Standard & Poor's Depositary Receipts(R) ("SPDRs(R)"). SPDR's are units of beneficial interest in a unit investment trust, representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the common stocks that comprise the S&P 500.

The Portfolio's bond portfolio seeks to substantially replicate the total return of the securities comprising the Lehman Brothers Aggregate Bond Index taking into consideration redemptions, sales of additional shares, and other adjustments described below. Precise replication of the Lehman Aggregate Bond Index is not feasible due to the large number of securities in the index (over 7,000). The Portfolio will invest in a representative sample of fixed income securities, which, taken together, are expected to perform similarly to the Lehman
Brothers Aggregate Index.   The Portfolio will attempt to
achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its bond portfolio before expenses and the total return of the Lehman Brothers Aggregate Bond Index. A correlation of 100% would represent perfect correlation between the Portfolio and index performance. There can be no assurance that the Portfolio will achieve a 95% correlation.

The Portfolio may invest up to 20% of its assets in stock or bond futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or minimize trading costs.

Primary Risks

- Stock Market risk:   The Portfolio's common stock portfolio,
like stock prices generally, will fluctuate within a wide range in response to stock market trends, so a share of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Interest Rate risk: The Portfolio's bond portfolio is subject to interest rate risk. Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally rise when interest rates fall. Likewise, bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuate more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. The Portfolio's bond portfolio has an intermediate-term average maturity (5 to 15 years), and is therefore expected to have moderate to high level of interest rate risk.

- Credit Risk: The Portfolio's bond portfolio is subject to credit risk. Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Portfolio. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security.

     The credit risk of the Portfolio is a function of the credit quality of its underlying securities. The average credit quality of the Portfolio is expected to be very high.
Therefore, the credit risk of the Portfolio is expected to be low. The average quality of the Lehman Brothers Aggregate Bond Index, which the Portfolio attempts to replicate, was AA2 using Moody's Investors Service (See Appendix A: Ratings - Corporate
Bond Ratings).   Other factors, including interest rate risk and
prepayment risk cause fluctuation in bond prices.

- Income Risk: The Portfolio's bond portfolio is subject to income risk. Income risk is the risk of a decline in the Portfolio's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Portfolio's bond portfolio is expected to maintain an intermediate average maturity and have moderate trading activity. Therefore, income risk is expected to be moderate.

- Prepayment Risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Portfolio's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Portfolio is expected to be low to moderate.

- Correlation risk: Because the Balanced Index Portfolio has expenses, and the S&P 500 Index and Lehman Brothers Aggregate Bond Index do not, the Portfolio may be unable to replicate precisely the performance of the Index. In addition, the Portfolio intends to hold a sampling of both the stocks in the S&P 500 Index and the bonds in the Lehman Brothers Aggregate Bond Index, rather than exactly matching the market weighting of each security in its respective index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

Since this Portfolio has not been in effect for at least one calendar year, there is no bar chart or performance table.


               ZENITH PORTFOLIO PROFILE

Investment Objective
The Zenith Portfolio, formerly known as the Equity Portfolio, seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Investment Strategies
A major portion of the Zenith Portfolio will be invested in common stocks. The Portfolio seeks special opportunities in securities that are selling at a discount from theoretical price/earnings ratios and that seem capable of recovering from their temporary out-of-favor status (a "value" investment style). The Portfolio may invest all or a portion of its assets in preferred stocks, bonds, convertible preferred stocks, convertible bonds, and convertible debentures. When market conditions for equity securities are adverse, and for temporary defensive purposes, the Portfolio may invest in Government securities, money market instruments, or other fixed-income securities, or retain cash or cash equivalents. However, the Portfolio normally will remain primarily invested in common stocks.

The Zenith Portfolio's investment strategy is based upon the belief of the Fund's investment adviser (the "Adviser") that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of some securities and depress prices of other securities in different market climates. The Adviser believes that favorable changes in market prices are more likely to begin when:

     - securities are out-of-favor,
     - price/earnings ratios are relatively low,
     - investment expectations are limited, and
     - there is little interest in a particular security or industry.

The Adviser believes that securities with relatively low price/earnings ratios in relation to their profitability are better positioned to benefit from favorable but generally unanticipated events than are securities with relatively high price/earnings ratios which are more susceptible to unexpected adverse developments. The current institutionally-dominated market tends to ignore the numerous second tier issues whose market capitalizations are below those of a limited number of established large companies. Although this segment of the market may be more volatile and speculative, the Adviser expects that a well-diversified Portfolio represented in this segment of the market has potential long-term rewards greater than the potential rewards from investments in more highly capitalized equities.

Primary Risks

- Market risk:   The Zenith Portfolio's total return, like stock
prices generally, will fluctuate within a wide range in response to stock market trends. As a result, shares of the Portfolio could drop in value over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Financial risk: The Zenith Portfolio's total return will fluctuate with fluctuations in the earnings stability or overall financial soundness of the companies whose stock the Portfolio purchases.

- Investment style risk: The Zenith Portfolio's investment style risks that returns from "value" stocks it purchases will trail returns from other asset classes or the overall stock market.

Bar Chart and Performance Table

The bar chart and table below provide an indication of the risk of investing in the Zenith Portfolio. The bar chart shows the Portfolio's performance in each of the past 10 calendar years. The table shows how the Portfolio's average annual returns for one, five and 10 calendar years compare with those of a broad-based stock market index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.

 [The BAR CHART displayed here shows the Total Returns for the calendar years as follows:

       1990       -15.45%
       1991        45.55%
       1992        11.78%
       1993        14.11%
       1994         3.42%
       1995        26.96%
       1996        24.52%
       1997        20.56%
       1998       -15.31%
       1999         2.05% ]


The Zenith Portfolio's return for the most recent calendar quarter ended March 31, 2000, was 6.5%. During the period shown in the bar chart, the highest return for a calendar quarter was 26.7% (quarter ending 3/31/91) and the lowest return for a quarter was -23.9% (quarter ending 9/30/90).


 Average Annual Total Returns for Years Ended December 31, 1999

                               1 Year     5 Years     10 Years

     Zenith Portfolio           2.1%       10.5%       10.3%
     Russell 2000              21.4%       15.0%       11.8%


                     BOND PORTFOLIO PROFILE

Investment Objective
The Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

Investment Strategies
The Bond Portfolio normally will invest at least 75% of the value of its assets in:

    - publicly-traded or 144a debt securities rated BBB or BAA3 or higher by a nationally recognized rating service such as Standard & Poor's or Moody's,
    - obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or
    - cash and cash equivalents.

Up to 25% of the Bond Portfolio's total assets may be invested in:

     - debt securities that are unrated or below investment-grade bonds ("high yield" or "junk" bonds),
     - convertible debt securities,
     - convertible preferred and preferred stocks, or
     - other securities.

The Bond Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto. The Portfolio may also write covered call options on U.S. Treasury Securities and options on futures contracts for such securities. A description of the corporate bond ratings assigned by Standard & Poor's and Moody's is included in Appendix A: Ratings - Corporate Bond Ratings.

Primary Risks

- Interest Rate Risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally rise when interest rates fall. Likewise, bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality.

     The Portfolio maintains an intermediate-term average maturity (5 to 15 years), and is therefore subject to a moderate to high level of interest rate risk.

- Credit Risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held by the Portfolio. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and security are in default. A default by the issuer of a security generally has a severe negative affect on the market value of that security.

     The credit risk of the Portfolio is a function of the credit quality of its underlying securities. The average credit quality of the Portfolio is expected to be very high.
Therefore, the credit risk of the Portfolio is expected to be low. As of December 31, 1998, the average quality of the Portfolio, as rated by Moody's Investors Service, was AA2 (See
Appendix A:  Ratings - Corporate Bond Ratings).   However,
certain individual securities held in the Portfolio may have substantial credit risk. The Portfolio may contain up to 25% of securities rated below investment grade. Securities rated below investment grade generally have substantially more credit risk than securities rated investment grade. Securities rated below investment grade are defined as having a rating below Baa by Moody's Investors Services and below BBB by Standard & Poor's Corporation (See Appendix A: Ratings - Corporate Bond Ratings). As of December 31, 1999, 13% of the debt securities held by the Bond Portfolio were of less than investment grade.

- Income Risk: Income risk is the risk of a decline in the Portfolio's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Portfolio maintains an intermediate average maturity and is actively traded. Therefore, income risk is expected to be moderate to high.

- Prepayment Risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Portfolio's exposure to mortgage-backed securities and currently callable bonds is generally low to moderate. Therefore, the prepayment risk of the Portfolio is expected to be low to moderate. Other factors, including interest rate risk and credit risk can cause fluctuation in bond prices.

Bar Chart and Performance Table
The bar chart and table below provide an indication of the risk of investing in the Bond Portfolio. The bar chart shows the Portfolio's performance in each of the past 10 calendar years. The table shows how the Portfolio's average annual returns for one, five and 10 calendar years compare with those of a broad-based bond index. The Portfolio's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be lower. Keep in mind that the Portfolio's past performance does not indicate how it will perform in the future.


[The BAR CHART displayed here shows the Total Returns for the calendar years as follows:

       1990         8.66%
       1991        17.89%
       1992         7.65%
       1993        11.94%
       1994        -1.63%
       1995        19.03%
       1996         7.19%
       1997        11.02%
       1998         6.52%
       1999        -1.11% ]


The Bond Portfolio's return for the most recent calendar quarter ended March 31, 2000, was 1.6%.During the period shown in the bar chart, the highest return for a calendar quarter was 6.1% (quarter ending 6/30/95) and the lowest return for a quarter was -1.6% (quarter ending 3/31/94).

 Average Annual Total Returns for Years Ended December 31, 1999

                                    1 Year  5 Years  10 Years
                                    ------  -------  --------
     Bond Portfolio                  -1.1%     8.3%     8.5%

     Lehman  Aggregate Bond Index    -0.8%     7.7%     7.7%


                    PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolios:

EXPENSES (as a percentage of average net assets)


                              Russell
                    S&P       2000
                    MidCap    Small     Nasdaq-
          S&P 500   400       Cap       100       Balanced
          Index     Index     Index     Index     Index     Zenith     Bond
          Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
          --------- --------- --------- --------- --------- --------- ---------
Management
Fees         .30%     .30%      .35%      .35%      .30%      .60%      .47%

Other
Expenses     .09%     .30%      .40%**    .30%**    .17%      .09%      .13%
             ----     ----      ----      ----      ----      ----      ----
Total
Operating
Expenses*    .39%***  .60%      .75%      .65%      .47%      .69%***   .60%***


* Total Operating Expenses in excess of .75% for the Russell 2000 Small Cap Portfolio, in excess of .65% for the Nasdaq-100 Index Portfolio, and in excess of .60% for the S&P 500 Index, S&P MidCap 400 Index and Balanced Index Portfolios are paid by the investment adviser.
** "Other Expenses" for the Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios are based on estimates.
*** The Adviser has agreed to reduce its fee from those show in the table for a period of one year from May 1, 2000 by .03, .08 and .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and the Bond Portfolio, respectively. The Adviser may not revise or cancel these waivers during the one year period.

EXAMPLE

The table below shows the amount of expenses a Shareholder would pay on a $10,000 investment assuming a 5% annual return.*

                                       1 Year  3 Years  5 Years  10 Years
                                       ------  -------  -------  --------
S&P 500 Index Portfolio                  $40     $126     $219     $494
S&P MidCap 400 Index Portfolio           $62     $193     $336     $752
Russell 2000 Small Cap Index Portfolio   $77     $241      N/A      N/A
Nasdaq-100 Index Portfolio               $67     $209      N/A      N/A
Balanced Index Portfolio                 $48     $151     $264     $592
Zenith Portfolio                         $71     $221     $385     $861
Bond Portfolio                           $62     $193     $336     $752

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of a Union Central contract. This table does NOT include any contract or variable account charges. Those charges, along with the Fund's expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

--------
* The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.



        OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS


FOREIGN SECURITIES
Each Portfolio may invest in foreign securities that are suitable for the Portfolio's investment objectives and policies. Foreign securities investments are limited to 25% of net assets for the Zenith, Bond, and Balanced Index Portfolios The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio are limited to investing in those foreign securities included in the respective Indexes. Each Portfolio that invests in foreign securities limits not only its total purchases of foreign securities, but also its purchases for any single country. For "major countries," the applicable limit is 10% of Portfolio net assets for the Zenith, Bond, and Balanced Index Portfolios; for other countries, the applicable limit is 5% for each Portfolio. "Major countries" currently include: The United Kingdom, Germany, France, Italy, Switzerland, Netherlands, Spain, Belgium, Canada, Mexico, Argentina, Chile, Brazil, Australia, Japan, Singapore, New Zealand, Hong Kong, Sweden and Norway.


Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

     - political or economic instability in the foreign country;
     - diplomatic developments that could adversely affect the value of the foreign security;
     - foreign government taxes;
     - costs incurred by a Portfolio in converting among various currencies;
     - fluctuation in currency exchange rates;
     - the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
     - in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
     - less publicly available information about foreign issuers than domestic issuers;
     - foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
     - securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
     - there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Portfolios may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS
The Zenith Portfolio and Bond Portfolio may engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of a specific security. A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Portfolios will not enter into forward contracts for longer-term hedging purposes. The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

JUNK BONDS
The Bond Portfolio may invest up to 25% of its assets in bonds rated below the four highest grades used by Standard & Poor's or Moody's (frequently referred to as "junk" bonds). These bonds present greater credit and market risks than higher rated bonds. Such risks relate not only to the greater financial weakness of the issuers of such securities but also to other factors including:

     - greater likelihood that an economic downturn or rising interest rates could create financial stress on the issuers of such bonds, possibly resulting in their defaulting on their obligations than is the case with higher-rated bonds;

     - greater likelihood that redemption or call provisions, if exercised in a period of lower interest rates, would result in the bonds being replaced by lower yielding securities;

     - limited trading markets that may make it more difficult to dispose of the bonds and more difficult to determine their fair value.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction where a Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price.
None of the Portfolios engage extensively in repurchase agreements, but each may engage in them from time to time. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, a Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Portfolio transfers possession of portfolio securities to banks in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made). A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because a particular Portfolio may not be invested in precisely the same proportion as the particular Index, it is likely that the price changes of the Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

The Bond Portfolio may engage in certain limited options strategies as hedging techniques. These options strategies are limited to selling/writing call option contracts on U.S. Treasury Securities and call option contracts on futures on such securities held by the Portfolio (covered calls). The Portfolio may purchase call option contracts to close out a position acquired through the sale of a call option. The Portfolio will only write options that are traded on a domestic exchange or board of trade.

The S&P 500 Index, S&P MidCap 400 Index, Balanced Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the Portfolio will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Portfolio's total assets.
Further, the Portfolio will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Portfolio's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Portfolio) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Portfolio) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Portfolio) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Portfolio if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Portfolio risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Portfolio may write call options in order to hedge against an expected decline in value of portfolio securities.

The Portfolio may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Portfolio intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Portfolio's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.


OPTIONS ON SECURITIES INDICES
The S&P 500 Index, S&P MidCap 400 Index, Balanced Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may purchase or sell options on their respective Indexes, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

COLLATERALIZED MORTGAGE OBLIGATIONS
The Portfolios other than the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). To a limited extent, the Portfolios may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities.

LENDING PORTFOLIO SECURITIES
The S&P 500 Index, S&P MidCap 400 Index, Balanced Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may lend portfolio securities with a value up to 10% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.

The Portfolio will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Portfolio may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

MIXED FUNDING
The Fund offers its Pinnacle Series shares, without sales charge, only for purchase by Union Central and its separate accounts to fund benefits under both variable annuity contracts and variable universal life insurance policies. The Fund's Board of Directors will monitor the Fund for the existence of any material irreconcilable conflict between the interests of variable annuity contractowners investing in the Fund and interests of holders of variable universal life insurance policies investing in the Fund. Union Central will report any potential or existing conflicts to the Directors of the Fund.
If a material irreconcilable conflict arises, Union Central will, at its own cost, remedy such conflict up to and including establishing a new registered management company and segregating the assets underlying the variable annuity contracts and variable universal life insurance policies. It is possible that at some later date the Fund may offer shares to other investors. The Fund continuously offers shares in each of its Portfolios at prices equal to the respective net asset values of the shares of each Portfolio.

OTHER INFORMATION
In addition to the investment policies described above, each Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, each Portfolio's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's annual report should be directed to the Fund at (513) 595-2600, or at P.O. Box 40409, Cincinnati, Ohio 45240-0409.


                         FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc. (formerly known as Carillon Advisers, Inc.), 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984. The Adviser is a wholly-owned subsidiary of Union Central, a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of the Fund's board of directors, the Adviser manages the investment and reinvestment of the assets of each Portfolio and provides administrative services and manages the Fund's business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA lead the team primarily responsible for the day-to-day management of the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio,
Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio.

Mr. Rodmaker is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since 1989. Mr. Weisenburger is the Assistant Fund Manager of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996. Prior thereto, Mr. Weisenburger was a general securities trader for Ohio National Equity Sales Corp. and a registered representative for Fidelity Investments.

James R. McGlynn leads the team primarily responsible for the day-to-day management of the Zenith Portfolio. Mr. McGlynn, prior to joining the Adviser and Union Central on December 1, 1999, was employed by Tom Johnson Investment Management in Oklahoma, where he served since May, 1991, as Vice President and Co-Portfolio Manager for the UAM TJ Core Equity Fund.

Mr. Rodmaker and Michael J. Schultz lead the team primarily responsible for the day-to-day management of the Bond Portfolio.

Mr. Schultz is Managing Director - Fixed Income of the Adviser and has been affiliated with the Adviser and Union Central since
1992.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

Portfolio                     Advisory Fee
---------                     ------------
S&P 500 Index Portfolio      .30% of the current value of the net assets.

S&P MidCap 400 Portfolio     .30% of the current value of the net assets.

Russell 2000 Small Cap
Index Portfolio              .35% of the current value of the net assets

Nasdaq-100 Index Portfolio   .35% of the current value of the net assets

Balanced Index Portfolio     .30% of the current value of the net assets.

Zenith Portfolio             .65% of the first $50,000,000, .60% of the next
                             $100,000,000, and .50% of all over $150,000,000
                             of the current value of the net assets.

Bond Portfolio               .50% of the first $50,000,000, .45% of the next
                             $100,000,000, and .40% of all over $150,000,000
                             of the current value of the net assets.

The effective rates paid by each Portfolio are set forth in the "Portfolio Operating Expenses" section on page 14.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among the Portfolios on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and Nasdaq-100 Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .30% of that Portfolio's net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .40% of that Portfolio's net assets.

CAPITAL STOCK
The Fund currently has twenty-two classes of stock, one for each Portfolio, seven of which are offered pursuant to this prospectus. Shares (including fractional shares) of each Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. Union Central, the sole shareholder of the Summit Pinnacle Series of Funds, will vote Fund shares allocated to its registered separate accounts in accordance with instructions received from its contract owners. It is anticipated that Union Central will have voting control of the Fund by virtue of the shares of the Summit Apex Series of Funds allocated to its exempt separate accounts. With voting control, Union Central can make fundamental changes regardless of the voting instructions received from its contract owners.

VALUATION OF PORTFOLIO SHARES
The net asset value of the shares of each Portfolio of the Fund is determined once daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange
(normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except:

     - when the New York Stock Exchange is closed and

     - any day on which changes in the value of the Portfolio securities of the Fund will not materially affect the current net asset value of the shares of a Portfolio.

Portfolio shares are valued by:

     - adding the values of all securities and other assets of the Portfolio,

     - subtracting liabilities and expenses, and

     - dividing by the number of shares of the Portfolio outstanding.

Expenses, including the investment advisory fee payable to the Adviser, are accrued daily.

Securities held by the Portfolios, except for money market instruments maturing in 60 days or less, are valued at their market value if market quotations are readily available. Other-

wise, such securities are valued at fair value as determined in good faith by the Fund's board of directors, although the actual calculations may be made by persons acting pursuant to the direction of the board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

                  DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of the net investment income, if any, of each Portfolio. For dividend purposes, net investment income of each Portfolio consists of all dividends or interest earned by that Portfolio, minus estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of each Portfolio are distributed periodically, no less frequently than annually. All dividends and distributions of a Portfolio are reinvested in additional shares of the Portfolio at net asset value.


                             TAXES

Each Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will pay no federal income taxes on the amounts distributed.

Because the sole shareholder of the Fund is Union Central, no discussion is included herein as to the federal income tax consequences to shareholders. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

       CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee,
Wisconsin 53201-0701, acts as Custodian of the Fund's assets, and is its bookkeeping, transfer and dividend disbursing agent.



          S&P, FRANK RUSSELL AND NASDAQ DISCLAIMER

The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's ", "S&P ", "S&P 500 ", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. Summit Mutual Funds is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the beneficial owners of Summit Mutual Funds or any member of the public regarding the advisability of investing in securities generally or in Summit Mutual Funds particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to Summit Mutual Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P MidCap 400 Index which is determined, composed and calculated by S&P without regard to Summit Mutual Funds or the Funds. S&P has no obligation to take the needs of Summit Mutual Funds or the beneficial owners of the Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Summit Mutual Funds.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

                    FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Portfolio's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements are included in the annual report which is available upon request. The Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio were not in effect during the period.

                                         Zenith Portfolio

                                         Year ended December 31,
                              --------------------------------------------
                              1999      1998      1997      1996      1995
                              ----      ----      ----      ----      ----
Net Asset Value,
 Beginning of year            $14.89    $20.35    $19.45    $16.54    $14.30

Investment Activities:
 Net investment income           .10       .25       .23       .29       .24
 Net realized and
  unrealized gains (losses)    (.05)    (2.80)      3.23      3.61      3.36
                              ------    ------    ------    ------    ------
Total from
 Investment Activities          .05     (2.55)      3.46      3.90      3.60
                              ------    ------    ------    ------    ------
Distributions:
 Net investment income         (.12)     (.23)     (.27)     (.27)     (.23)
 Net realized gains           (2.20)    (2.68)    (2.29)     (.72)    (1.13)
                              ------    ------    ------    ------    ------
Total Distributions           (2.32)    (2.91)    (2.56)     (.99)    (1.36)
                              ------    ------    ------    ------    ------
Net Asset Value,
 End of year                  $12.62    $14.89    $20.35    $19.45    $16.54
                              ======    ======    ======    ======    ======
Total Return<F1>               2.05%    (15.31%)  20.56%    24.52%    26.96%

Ratios/Supplemental Data:
Ratio of Expenses to
     Average Net Assets         .69%      .62%      .62%      .64%      .66%

Ratio of Net Investment
Income to Average Net Assets    .67%     1.41%     1.23%     1.66%     1.73%

Portfolio Turnover Rate       86.47%    62.50%    57.03%    52.53%    34.33%

Net Assets,
End of Period (000's)         $124,444  $248,783  $335,627  $288,124  $219,563


<F1>  Total Return does not reflect expenses that apply to the separate account or the related insurance policies. Inclusion of these charges would reduce the Total Return figures for all periods shown.

                            FINANCIAL HIGHLIGHTS

                                 (Continued)

                               Bond Portfolio


                                         Year ended December 31,
                              --------------------------------------------
                              1999      1998      1997      1996      1995
                              ----      ----      ----      ----      ----
Net Asset Value,
Net Asset Value,
     Beginning of year        $11.13    $11.29    $10.91    $11.07    $10.04


Investment Activities:
 Net investment income           .72       .77       .79       .79       .88
 Net realized and
  unrealized gains (losses)     (.84)     (.05)      .37      (.04)      .98
                              ------    ------    ------    ------    ------
Total from
Investment Activities           (.12)      .72      1.16       .75      1.86
                              ------    ------    ------    ------    ------

Distributions:
 Net investment income          (.65)     (.76)     (.72)     (.87)     (.83)
 In excess of
   net investment income         --        --        --       (.04)      --
 Net realized gains              --       (.12)     (.06)      --        --
                              ------    ------    ------    ------    ------

Total Distributions             (.65)     (.88)     (.78)     (.91)     (.83)
                              ------    ------    ------    ------    ------
Net Asset Value,
 End of year                  $10.36    $11.13    $11.29    $10.91    $11.07
                              ======    ======    ======    ======    ======
Total Return<F1>              (1.11%)    6.52%    11.02%     7.19%    19.03%

Ratios/Supplemental Data:
Ratio of Expenses to
 Average Net Assets             .60%      .58%      .60%       .62%     .65%

Ratio of Net Investment
Income to Average Net Assets   6.62%     6.84%     7.15%      7.24%    7.43%

 Portfolio Turnover Rate      56.07%    67.57%    113.41%   202.44%   111.01%

Net Assets,
End of Period (000's)         $98,428   $113,762  $99,892   $85,634   $73,568

<F1> Total Return does not reflect expenses that apply to the separate account or the related insurance policies. Inclusion of these charges would reduce the Total Return figures for all periods shown.

                         FINANCIAL HIGHLIGHTS

                             (Continued)

                      S&P 500 Index Portfolio

                                    Year ended December 31,
                              --------------------------------------
                              1999      1998      1997      1996<F1>
                              ----      ----      ----      ----

Net Asset Value,
 Beginning of Year            $19.49    $15.74    $12.13    $10.00

 Investment Activities:
 Net investment income           .21       .20       .20       .20
 Net realized and unrealized
    gains/(losses)              3.75      4.21      3.72      2.12
                              ------    ------    ------    ------
Total from
Investment Activities           3.96      4.41      3.92      2.32
                              ------    ------    ------    ------
Distributions:
 Net investment income          (.19)     (.20)     (.21)     (.19)
 Net realized gains             (.14)     (.46)     (.10)       --
                              ------    ------    ------    ------
Total Distributions             (.33)     (.66)     (.31)     (.19)
                              ------    ------    ------    ------
Net Asset Value,
 End of Year                  $23.12    $19.49    $15.74    $12.13
                              ------    ------    ------    ------
Total Return,
 not annualized<F3>            20.52%    28.54%    32.72%    23.37%

Ratios/Supplemental Data:
Ratio of Net Expenses to
 Average Net Assets              .39%      .43%      .50%      .59%<F2>

Ratio of Net Investment
 Income to Average Net Assets    1.10%     1.25%     1.48%     2.14%<F2>

Portfolio Turnover Rate          3.45%     2.64%     9.06%     1.09%

Net Assets,
End of Year (000's)           $284,132  $131,345  $55,595    $29,205

<F1>   The portfolio commenced operation on December 29, 1995. The financial highlights table for the period ending December 31, 1995 is not presented because the activity for the period did not round to $0.01 in any category of the reconciliation of beginning to ending net asset value per share. The ratios and total return were all less than 0.1%. The net assets at December 31, 1995 were $305,148.

<F2>   The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .25% for the year ended December 31, 1996, had the Adviser not waived a portion of its fee.

<F3>   Total Return does not reflect expenses that apply to the separate account or the related insurance policies. Inclusion of these charges would reduce the Total Return figures for all periods shown.

                             FINANCIAL HIGHLIGHTS

                                 (Continued)


                        S&P MidCap 400 Index Portfolio

                                     Period from May 3, 1999
                                          to December 31,
                                              1999<F1>
                                     ------------------------
Net Asset Value,
     Beginning of Period                       $10.00

Investment Activities:                            .10
     Net investment income                       1.01
                                               ------
     Net realized and unrealized
        gains/(losses)                           1.11
Total from Investment Activities
                                               ------
Distributions:
     Net investment income                       (.07)
     Net realized gains                            --
                                               ------
Total Distributions                              (.07)
                                               ------
Net Asset Value,
     End of Year                               $11.04
                                               ======
Total Return, not annualized<F4>                11.14%

Ratios/Supplemental Data
Ratio of Net Expenses to
     Average Net Assets<F2>                       .60%<F3>

Ratio of Net Investment
     Income to Average Net Assets<F2>            1.69%<F3>

Portfolio Turnover Rate                         47.55%<F3>

Net Assets, End of Year (000's)                $23,963

<F1> The portfolio commenced operation on May 3, 1999.

<F2> The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .09% for the year ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3> The ratios are annualized.

<F4> Total Return does not reflect expenses that apply to the separate account or the related insurance policies. Inclusion of these charges would reduce the Total Return figures for all periods shown.


                             FINANCIAL HIGHLIGHTS

                                 (Continued)

                                        Balanced Index Portfolio

                                         Period from May 3, 1999
                                              to December 31,
                                                  1999<F1>
                                          ----------------------
Net Asset Value,
     Beginning of Period                       $10.00

     Investment Activities:                       .18
     Net investment income                        .34
                                               ------
     Net realized and unrealized
        gains/(losses)                            .52
                                               ------
Total from Investment Activities

Distributions:
     Net investment income                       (.11)
     Net realized gains                            --
                                               ------
Total Distributions                              (.11)
                                               ------
Net Asset Value,
     End of Year                               $10.41
                                               ======

Total Return, not annualized<F4>                 5.31%

Ratios/Supplemental Data
Ratio of Net Expenses to
     Average Net Assets<F2>                       .47%<F3>

Ratio of Net Investment
     Income to Average Net Assets<F2>            2.94%<F3>

Portfolio Turnover Rate                        141.58%<F3>

Net Assets, End of Year (000's)                $55,708

<F1>  The portfolio commenced operation on May 3, 1999.

<F2>  The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .03% for the year ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3>  The ratios are annualized.

<F4>  Total Return does not reflect expenses that apply to the separate account or the related insurance policies. Inclusion of these charges would reduce the Total Return figures for all periods shown.

                   APPENDIX A:  RATINGS


CORPORATE BOND RATINGS

Moody's Investors Services, Inc.

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Rating Services

     AAA This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

     A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

     BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER RATINGS

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
     - management;
     - economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas;
     - competition and customer acceptance of products;
     - liquidity;
     - amount and quality of long-term debt;
     - ten-year earnings trends;
     - financial strength of a parent company and the relationships which exist with the issuer; and
     - recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Rating Services

Commercial paper rated A by Standard & Poor's Rating Services has the following characteristics:

     - Liquidity ratios are better than the industry average.
     - Long-term senior debt rating is "A" or better. In some cases, BBB credits may be acceptable.
     - The issuer has access to at least two additional channels of borrowing.
     - Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
      -Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.

Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

A Statement of Additional Information dated May 1, 2000, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling the Fund at (513) 595-2600, or by writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

The Fund's Statement of Additional Information, annual and semi-annual reports and certain other information about the Fund can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-6009.

These fund Documents and other information about the Fund are also available without charge at the SEC's web site: http://www.sec.gov.

File 811-04000

May 1, 2000


                  SUMMIT MUTUAL FUNDS, INC.
----------------------------------------------------------------

      The Lehman Aggregate Bond Index Portfolio (the
"Portfolio") is one of eight investment portfolios comprising the Pinnacle Series of Summit Mutual Funds, Inc. (formerly known as Carillon Fund, Inc.), an open-end, series, management investment company.

     The Portfolio's investment objective is to seek investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate
Bond Index.

     We cannot assure you that the Portfolio will meet its objective.



THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE
ALLOCATING YOUR CONTRACT VALUES TO THE PORTFOLIO.  WE SUGGEST
THAT YOU READ IT AND KEEP IT FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






SMFI 514Bond 5/00

                      TABLE OF CONTENTS

INTRODUCTION TO THE FUND.......................................1

PORTFOLIO PROFILE..............................................1

PORTFOLIO OPERATING EXPENSES...................................3

OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS................4
     FOREIGN SECURITIES........................................4
     FOREIGN CURRENCY TRANSACTIONS.............................5
     JUNK BONDS................................................5
     REPURCHASE AGREEMENTS.....................................6
     REVERSE REPURCHASE AGREEMENTS.............................6
     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS........6
     COLLATERALIZED MORTGAGE OBLIGATIONS.......................8
     LENDING PORTFOLIO SECURITIES..............................8
     MIXED FUNDING.............................................8
     OTHER INFORMATION.........................................8

FUND MANAGEMENT................................................9
     INVESTMENT ADVISER........................................9
     ADVISORY FEE..............................................9
     EXPENSES..................................................9
     CAPITAL STOCK.............................................9
     VALUATION OF PORTFOLIO SHARES............................10

DIVIDENDS AND DISTRIBUTIONS...................................10

TAXES.........................................................10

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT.............11

APPENDIX A:  RATINGS..........................................12
     CORPORATE BOND RATINGS...................................12
     COMMERCIAL PAPER RATINGS.................................13

                  INTRODUCTION TO THE FUND

This prospectus explains the objectives, risks and strategies of the Lehman Aggregate Bond Index Portfolio (the "Portfolio"), which is one of eight Portfolios of the Pinnacle Series of Summit Mutual Funds, Inc. (the "Fund"). The Portfolio is a mutual fund used solely as an investment option for variable annuity or variable life insurance contracts offered by The Union Central Life Insurance Company ("Union Centra"). Although you cannot purchase shares of the Portfolio directly, you can instruct Union Central how to allocate your contract's values to the Portfolio. The Portfolio Profile below summarizes important facts about the Portfolio, including its investment objective, strategy, risks and past investment performance. More detailed information about some of the Portfolio's investment policies and strategies is provided after the Profile, along with information about Portfolio expenses, share pricing and Financial Highlights for the Portfolio.

                       PORTFOLIO PROFILE

Investment Objective
The Lehman Aggregate Bond Index Portfolio (the "Portfolio") seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Bond Index").

The Lehman Bond Index is a market-weighted, intermediate-term bond index which encompasses U.S. Treasury and agency securities and investment grade corporate and international (dollar denominated) bonds.

Investment Strategies
The Lehman Brothers Aggregate Bond Index Portfolio normally will invest at least 80% of the value of its assets in:

- Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

- Publicly-traded or 144a debt securities rated BBB- or BAA3 or higher by a nationally recognized rating service such as Standard & Poors or Moody's; or

-  Cash and cash equivalents.

Up to 20% of the Portfolio's total assets may be invested in financial futures or options contracts in an attempt to replicate the total return performance of the Lehman Bond Index.

The Portfolio will not purchase bonds rated below investment grade, commonly known as junk bonds. However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Adviser deems it most advantageous to dispose of the security.

The Portfolio will NOT directly purchase common stocks. However, it may retain up to 5% of the value of its total assets in common stocks acquired either by conversion of fixed-income securities or by the exercise of warrants attached thereto. The Portfolio may also write covered call options on U.S. Treasury Securities and options on futures contracts for such securities. A description of the corporate bond ratings assigned by Standard & Poor's and Moody's is included in the Appendix.

The Portfolio will be unable to hold all of the individual securities which comprise the Lehman Bond Index because of the large number of securities involved. Therefore, the Portfolio will hold a representative sample of the securities designed to replicate the total return performance of the Lehman Bond Index.
 The Portfolio will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Lehman Bond Index. A correlation of 100% would represent perfect correlation between the Portfolio and index performance. The correlation of the Portfolio's performance to that of the Lehman Bond Index should increase as the Portfolio grows. There can be no assurance that the Portfolio will achieve a 95% correlation.

Although the Adviser will attempt to invest as much of the Portfolio's assets as is practical in bonds included in the Lehman Bond Index, futures contracts and options relating thereto, a portion of the Portfolio may be retained in cash or cash equivalents, or invested in money market instruments pending investment or to meet redemption requests or other needs for liquid assets.

Primary Risks

  - Interest rate risk: Interest rate risk is the potential for fluctuation in bond prices due to changing interest rates. Bond prices generally rise when interest rates fall. Likewise, bond prices generally fall when interest rates rise. Furthermore, the price of bonds with a longer maturity generally fluctuates more than bonds with a shorter maturity. To compensate investors for larger fluctuations, longer maturity bonds usually offer higher yields than shorter maturity bonds. Interest rate risk is a risk inherent in all bonds, regardless of credit quality. Since the Portfolio is an intermediate term bond portfolio, the interest rate risk is expected to be moderate.

  - Credit risk: Credit risk is the risk that an issuer of a security will be unable to make payments of principal and/or interest on a security held in the Portfolio. When an issuer fails to make a scheduled payment of principal or interest on a security, or violates other terms and agreements of a security, the issuer and the security are in default. A default by the issuer of a security generally has severe negative affect on the market value of that security. The credit risk of the Portfolio is a function of the credit quality of its underlying securities. The average credit quality of the Portfolio is expected to be very high. Therefore, the credit risk of the Portfolio is expected to be low.

  - Income risk: Income risk is the risk of a decline in the Portfolio's income due to falling market interest rates. Income risk is generally higher for portfolios with short term average maturities and lower for portfolios with long term average maturities. Income risk is also generally higher for portfolios that are actively traded and lower for portfolios that are less actively traded. The Portfolio maintains an intermediate average maturity and is expected to be less actively traded. Therefore, its income risk is expected to be moderate-to-low.

  - Prepayment risk: Prepayment risk is the risk that, during periods of declining interest rates, the principal of mortgage-backed securities and callable bonds will be repaid earlier than scheduled, and the portfolio manager will be forced to reinvest the unanticipated repayments at generally lower interest rates. The Portfolio's exposure to mortgage-backed securities and callable bonds is expected to be moderate. Therefore, the prepayment risk of the Portfolio is expected to be moderate.

  - Correlation risk: Because the Portfolio has expenses, and the Lehman Bond Index does not, the Portfolio may be unable to replicate precisely the performance of the Index. While the Portfolio remains small, it may have a greater risk that its performance will not match that of the Index.

Since this Portfolio has not been in effect for at least one calendar year, there is no bar chart or performance table.


                   PORTFOLIO OPERATING EXPENSES

EXPENSES (as a percentage of average net assets)

                 Bond Index Portfolio
        Management Fees                 .30%
        Other Expenses                  .26%*
                                      -------
        Total Operating Expenses        .56%

* The Adviser will pay any expenses of the Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .30% of the Portfolio's net assets.

EXAMPLE

The table below shows the amount of expenses a Shareholder would pay on a $10,000 investment assuming a 5% annual return.*

                           1 Year    3 Years
                           ------    -------
     Bond Index Portfolio    $62      $193

The purpose of this table is to help you understand the Portfolio expenses that you may bear indirectly through your purchase of a Union Central contract. THIS TABLE DOES NOT INCLUDE ANY CONTRACT OR VARIABLE ACCOUNT CHARGES. Those charges, along with the Portfolio's expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
------
* The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Portfolio.

             OTHER INVESTMENT POLICIES, STRATEGIES AND RISKS

FOREIGN SECURITIES
The Portfolio may invest in foreign securities that are suitable for its investment objectives and policies. However, each security must be dollar-denominated and be rated investment grade (BBB- or BAA3 or higher) at the time of purchase. The Portfolio may not invest more than 35% of its total assets in foreign securities in aggregate. Furthermore, the Portfolio may not invest more than 10% of its total assets in any one foreign countries securities.

Investing in foreign securities involves risks which are not ordinarily associated with investing in domestic securities, including:

     - political or economic instability in the foreign country;
     - diplomatic developments that could adversely affect the value of the foreign security;
     - foreign government taxes;
     - costs incurred by the Portfolio in converting among various currencies;
     - fluctuation in currency exchange rates;
     - the possibility of imposition of currency controls, expropriation or nationalization measures or withholding dividends at the source;
     - in the event of a default on a foreign debt security, possible difficulty in obtaining or enforcing a judgment against the issuer;
     - less publicly available information about foreign issuers than domestic issuers;
     - foreign accounting and financial reporting requirements are generally less extensive than those in the U.S.;
     - securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers;
     - there is often less governmental regulation of exchanges, broker-dealers and issuers and brokerage costs may be higher than in the United States.

Foreign securities purchased by the Portfolio may include securities issued by companies located in countries not considered to be major industrialized nations. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities they issue may be subject to abrupt or erratic price fluctuations, and are expected to be more volatile and more uncertain as to payments of interest and principal. Developing countries may have relatively unstable governments, economies based only on a few industries, and securities markets that trade only a small number of securities. The secondary market for such securities is expected to be less liquid than for securities of major industrialized nations.

FOREIGN CURRENCY TRANSACTIONS
The Portfolio will NOT engage in forward foreign currency contracts ("forward contracts") in connection with the purchase or sale of any security. A forward contract involves an obligation to purchase or sell a specific foreign currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

JUNK BONDS
The Portfolio may NOT purchase any bond rated below the four highest grades used by Standard & Poor's or Moody's (frequently referred to as "junk" bonds). However, if a bond held in the Portfolio is downgraded to a rating below investment grade, the Portfolio may continue to hold the security until such time as the Adviser deems it most advantageous to dispose of the security.

Junk bonds present greater credit and market risks than higher rated bonds. Such risks relate not only to the greater financial weakness of the issuers of such securities but also to other factors including:

     - greater likelihood that an economic downturn or rising interest rates could create financial stress on the issuers of such bonds, possibly resulting in their defaulting on their obligations than is the case with higher-rated bonds;

     - greater likelihood that redemption or call provisions, if exercised in a period of lower interest rates, would result in the bonds being replaced by lower yielding securities;

     - limited trading markets that may make it more difficult to dispose of the bonds and more difficult to determine their fair value.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction where the Portfolio buys a security at one price and simultaneously agrees to sell that same security back to the original owner at a higher price. The Portfolio is not expected to engage extensively in repurchase agreements, but may engage in them from time to time. The Adviser reviews the creditworthiness of the other party to the agreement and must find it satisfactory before engaging in a repurchase agreement. A majority of these agreements will mature in seven days or less. In the event of the bankruptcy of the other party, the Portfolio could experience delays in recovering its money, may realize only a partial recovery or even no recovery, and may also incur disposition costs.

REVERSE REPURCHASE AGREEMENTS
The Portfolio may enter into reverse repurchase agreements. Under reverse repurchase agreements, the Portfolio transfers possession of portfolio securities to banks in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The Portfolio retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. While a reverse repurchase agreement is in effect, the Custodian will segregate from other Portfolio assets an amount of cash or liquid high quality debt obligations equal in value to the repurchase price (including any accrued interest).

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments (such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index) at a specified future date at a price agreed upon when the contract is made. A financial futures contract is closed out by buying or selling an identical offsetting futures contract or by delivering the agreed upon security at the expiration of the contract.. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract. The Portfolio may engage in certain limited options strategies as hedging techniques. These options strategies are limited to selling/writing call option contracts on U.S. Treasury Securities and call option contracts on futures on such securities held by the Portfolio (covered calls). These Portfolios may purchase call option contracts to close out a position acquired through the sale of a call option.

The Portfolio may write and purchase covered call and put options on securities in which it may directly invest. Option transactions of the Portfolio will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Portfolio's total assets. Further, the Portfolio will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Portfolio's total assets.

A call option is a short-term contract (generally nine months or less) which gives the purchaser of the option the right to purchase from the seller of the option (the Portfolio) the underlying security or futures contract at a fixed exercise price at any time prior to the expiration of the option period regardless of the market price of the underlying instrument during the period. A futures contract obligates the buyer to purchase and the seller to sell a predetermined amount of a security at a predetermined price at a selected time in the future. A call option on a futures contract gives the purchaser the right to assume a "long" position in a futures contract, which means that if the option is exercised the seller of the option (the Portfolio) would have the legal right (and obligation) to sell the underlying security to the purchaser at the specified price and future time.

As consideration for the call option, the buyer pays the seller (the Portfolio) a premium, which the seller retains whether or not the option is exercised. The selling of a call option will benefit the Portfolio if, over the option period, the underlying security or futures contract declines in value or does not appreciate to a price higher than the total of the exercise price and the premium. The Portfolio risks an opportunity loss of profit if the underlying instrument appreciates to a price higher than the exercise price and the premium. When the Adviser anticipates that interest rates will increase, the Portfolio may write call options in order to hedge against an expected decline in value of portfolio securities.

The Portfolio may close out a position acquired through selling a call option by buying a call option on the same security or futures contract with the same exercise price and expiration date as the option previously sold. A profit or loss on the transaction will result depending on the premium paid for buying the closing call option. If a call option on a futures contract is exercised, the Portfolio intends to close out the position immediately by entering into an offsetting transaction or by delivery of the underlying security (or other related securities).

Options transactions may increase the Portfolio's portfolio turnover rate and attendant transaction costs, and may be somewhat more speculative than other investment strategies. It may not always be possible to close out an options position, and with respect to options on futures contracts there is a risk of imperfect correlation between price movements of a futures contract (or option thereon) and the underlying security.

COLLATERALIZED MORTGAGE OBLIGATIONS
The Portfolio may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). To a limited extent, the Portfolio may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities.

LENDING PORTFOLIO SECURITIES
The Portfolio may lend portfolio securities with a value up to 10% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest.

The Portfolio will retain most rights of beneficial ownership, including the right to receive dividends, interest or other distributions on loaned securities. Should the borrower of the securities fail financially, the Portfolio may experience delay in recovering the securities or loss of rights in the collateral. Loans will be made only to borrowers that the Adviser deems to be of good financial standing.

MIXED FUNDING
The Fund offers its shares of the Pinnacle Series, without sales charge, only for purchase by Union Central and its separate accounts to fund benefits under both variable annuity contracts and variable universal life insurance policies. The Fund's Board of Directors will monitor the Fund for the existence of any material irreconcilable conflict between the interests of variable annuity contract owners investing in the Fund and interests of holders of variable universal life insurance policies investing in the Fund. Union Central will report any potential or existing conflicts to the Directors of the Fund.
If a material irreconcilable conflict arises, Union Central will, at its own cost, remedy such conflict up to and including establishing a new registered management company and segregating the assets underlying the variable annuity contracts and variable universal life insurance policies. It is possible that at some later date the Fund may offer shares to other investors. The Fund continuously offers shares in the Portfolio at prices equal to the net asset value of the shares of the Portfolio.

OTHER INFORMATION
In addition to the investment policies described above, the Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. Unless otherwise specified, the Portfolio's investment objectives, policies and restrictions are not fundamental policies and may be changed without shareholder approval. Shareholder inquiries and requests for the Fund's annual report should be directed to the Fund at (513) 595-2600, or at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                       FUND MANAGEMENT

INVESTMENT ADVISER
The Adviser is Summit Investment Partners, Inc. (formerly known as Carillon lAdvisers, Inc.), 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202. The Adviser was incorporated under the laws of Ohio on August 18, 1986, as successor to the advisory business of Carillon Investments, Inc., the investment adviser for the Fund since 1984. The Adviser is a wholly-owned subsidiary of Union Central, a mutual life insurance company organized in 1867 under the laws of Ohio. Subject to the direction and authority of the Fund's board of directors, the Adviser manages the investment and reinvestment of the assets of the Portfolio and provides administrative services and manages the Fund's business affairs.

Gary R. Rodmaker, CFA and David M. Weisenburger, CFA, lead the team primarily responsible for the day-to-day management of the
Portfolio.   Mr. Rodmaker is the Managing  Director-Fixed Income
of the Adviser and has been affiliated with the Adviser and Union Central as an investment analyst since 1989. Mr. Weisenburger is the Assistant Fund Manager of the Adviser and has been affiliated with the Adviser and Union Central since July, 1996. Prior thereto, Mr. Weisenburger was a general securities trader for Ohio National Equity Sales Corp. and a registered representative for Fidelity Investments.

ADVISORY FEE
The Fund pays the Adviser, as full compensation for all facilities and services furnished, a monthly fee equal to .30% of the current value of the net assets of the Portfolio.

EXPENSES
The Fund's expenses are deducted from total income before dividends are paid. These expenses, which are accrued daily, include: the fee of the Adviser; taxes; legal, dividend disbursing, bookkeeping and transfer agent, custodian and auditing fees; and printing and other expenses relating to the Fund's operations which are not expressly assumed by the Adviser under its investment advisory agreement with the Fund. Certain expenses are paid by the particular Portfolio that incurs them, while other expenses are allocated among the Portfolios on the basis of their relative size (i.e., the amount of their net assets). The Adviser will pay any expenses of the Lehman Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed .30% of the Portfolio's net assets.

CAPITAL STOCK
The Fund currently has eight classes of stock for the Pinncale Series, one for each Portfolio. Shares (including fractional shares) of each Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio. When issued, shares are fully paid and nonassessable and do not have preemptive or conversion rights or cumulative voting rights. The Fund's sole shareholder, Union Central, will vote Fund shares allocated to its registered separate accounts in accordance with instructions received from its contract owners.


VALUATION OF PORTFOLIO SHARES
Portfolio shares are sold at the price next computed after receipt of a purchase or redemption order. The net asset value of the shares of the Portfolio of the Fund is determined once daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except:

     - when the New York Stock Exchange is closed and

     - any day on which changes in the value of the Portfolio securities of the Fund will not materially affect the current net asset value of the shares of a Portfolio.

Portfolio shares are valued by:

     - adding the values of all securities and other assets of the Portfolio,

     - subtracting liabilities and expenses, and

     - dividing by the number of shares of the Portfolio outstanding.

Expenses, including the investment advisory fee payable to the Adviser, are accrued daily.

Securities held by the Portfolio, except for money market instruments maturing in 60 days or less, are valued at their market value if market quotations are readily available. Other-

wise, such securities are valued at fair value as determined in good faith by the Fund's board of directors, although the actual calculations may be made by persons acting pursuant to the direction of the board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

              DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of the net investment income, if any, of the Portfolio. For dividend purposes, net investment income of the Portfolio consists of all dividends or interest earned by the Portfolio, minus estimated expenses (including the investment advisory fee). All net realized capital gains, if any, of the Portfolio are distributed periodically, no less frequently than annually. All dividends and distributions of the Portfolio are reinvested in additional shares of the Portfolio at net asset value.

                          TAXES

The Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will pay no federal income taxes on the amounts distributed.

Because the sole shareholder of the Fund is Union Central, no discussion is included herein as to the federal income tax consequences to shareholders. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

       CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

Firstar Trust Company, Mutual Fund Services, P.O. Box 701,
Milwaukee, Wisconsin 53201-0701, acts as Custodian of the Fund's assets, and is its bookkeeping, transfer and dividend disbursing agent.

                   APPENDIX A:  RATINGS

CORPORATE BOND RATINGS

Moody's Investors Services, Inc.

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Rating Services

     AAA - This is the highest rating assigned by Standard &
Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

     A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER RATINGS

Moody's Investors Services, Inc.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services, Inc. Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following:
     - management;
     - economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas;
     - competition and customer acceptance of products;
     - liquidity;
     - amount and quality of long-term debt;
     - ten-year earnings trends;
     - financial strength of a parent company and the relationships which exist with the issuer; and
     - recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Standard & Poor's Rating Services

Commercial paper rated A by Standard & Poor's Rating Services has the following characteristics:

     - Liquidity ratios are better than the industry average.
     - Long-term senior debt rating is "A" or better. In some cases, BBB credits may be acceptable.
     - The issuer has access to at least two additional channels of borrowing.
     - Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
     - Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned.

Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

A Statement of Additional Information dated May 1, 2000, which contains further information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. A copy of the Statement of Additional Information or its annual and semi-annual reports may be obtained without charge by calling the Fund at (513) 595-2600, or by writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

The Fund's Statement of Additional Information, annual and semi-annual reports and certain other information about the Fund can be reviewed and copied at the SEC's public reference room (which will send copies of these documents upon request and for a fee). Information about the operation of the SEC's public reference room may be obtained by calling the SEC at 1-800-SEC-0330. Copies of Fund documents may be requested by writing to the Public reference Section of the SEC, Washington, D.C. 20549-6009.

These fund Documents and other information about the Fund are also available without charge at the SEC's web site:
http://www.sec.gov.

File 811-04000

                            PART B


                   INFORMATION REQUIRED IN A
              STATEMENT OF ADDITIONAL INFORMATION

                  SUMMIT MUTUAL FUNDS, INC.
------------------------------------------------------------

            STATEMENT OF ADDITIONAL INFORMATION

May 1, 2000

    This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Summit Mutual Funds, Inc.'s ("Fund") current Prospectus, dated May 1, 2000, which may be obtained by calling the Fund at (513) 595-2600, or writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

    Summit Mutual Funds, Inc., formerly known as Carillon Fund,
Inc. is a diversified, open-end management investment company.


                      TABLE OF CONTENTS
                                                           Page
Investment Policies (3)........................................2
  Money Market Instruments and Investment Techniques...........2
  Certain Risk Factors Relating to High-Yield, High-Risk Bonds.5
  Investments in Foreign Securities............................5
  Futures Contracts............................................6
  Options.....................................................10
  Lending Portfolio Securities................................13
Investment Restrictions.......................................13
Portfolio Turnover............................................16
Management of the Fund (14)...................................17
  Directors and Officers......................................17
  Investment Adviser..........................................19
  Payment of Expenses.........................................19
  Advisory Fee................................................20
  Investment Advisory Agreement...............................21
  Administration..............................................22
  Service Agreement...........................................22
  Securities Activities of Adviser............................22
  Code of Ethics..............................................23
Determination of Net Asset Value (16).........................23
Purchase and Redemption of Shares (16)........................24
Taxes (15)....................................................24
Portfolio Transactions and Brokerage..........................25
General Information (2).......................................25
  Capital Stock...............................................25
  Voting Rights...............................................26
  Additional Information......................................27
Independent Auditors..........................................27
Appendix A: S&P, Frank Russell and Nasdaq Disclaimer..........28

( ) indicates page on which the corresponding section appears in the Prospectus.

--------------------------------------------------------------
SMFI 515 5-00


                      CARILLON FUND, INC.
---------------------------------------------------------------

                   INVESTMENT POLICIES

    The following specific policies supplement the Portfolios' investment strategies, policies and risks set forth in the Prospectus.

Money Market Instruments and Investment Techniques

    Each Portfolio may invest in money market instruments whose characteristics are consistent with the Portfolio's investment program and are described below unless explicitly excluded in the text.

Small Bank Certificates of Deposit. Each Portfolio may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC presently insures accounts up to $100,000, but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., one of the Portfolios) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will only consist of securities in which the respective Portfolio may otherwise invest. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940. Repurchase agreements will be fully collateralized at all times and interest on the underlying security will not be taken into account for valuation purposes. The investments by a Portfolio in repurchase agreements may at times be substantial when, in the view of the Adviser, unusual market, liquidity, or other conditions warrant.

    If the issuer of the repurchase agreement defaults and does not repurchase the underlying security, the Portfolio might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security. In addition, if the issuer becomes involved in bankruptcy proceedings, the Portfolio may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser, under the direction and supervision of the Board of Directors.

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

Government Agency Securities. Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time Deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.
Such issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, each Portfolio of the Fund may purchase securities on a when-issued or delayed-delivery basis - i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of such Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. Each Portfolio will also establish a segregated account with the Fund's custodian bank in which it will maintain cash or cash equivalents or other Portfolio securities equal in value to commitments for such when-issued or delayed-delivery securities.

GNMA Certificates GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

    Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates that the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations   The Federal
National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Mortgage-Related Securities     Each Portfolio of the Fund other
than the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may invest in collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

    Each Portfolio of the Fund other than the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities. Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (an IO), while the other class will receive all of the principal (a PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

    Each Portfolio of the Fund other than the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

    Certain CMOs may be deemed to be illiquid securities for purposes of the Fund's 10% limitation on investments in such securities. The investment adviser limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets.

Certain Risk Factors Relating to High-Yield, High-Risk Bonds

    The descriptions below are intended to supplement the material in the Prospectus regarding high-yield, high-risk bonds.

Sensitivity to Interest Rates and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

Investments in Foreign Securities

American Depositary Receipts.   American Depositary Receipts
("ADRs") may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs.

Foreign Exchange.    If a foreign country cannot generate
sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies. Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Currency Exchange Transactions.   Each Portfolio that
engages in foreign currency exchange transactions may do so on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market, or on a forward basis to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transactions, a Portfolio attempts to protect itself against possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold and the date on which related payments are made or received.

    Portfolios will not enter into forward contracts for longer-term hedging purposes. The possibility of changes in currency exchange rates will be incorporated into the long-term investment considerations when purchasing the investment and subsequent considerations for possible sale of the investment.

Foreign Markets.   Delays in settlement which may occur in
connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of a portfolio is uninvested and no return is earned thereon. The inability of a portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a portfolio due to subsequent declines in values of the portfolio securities or, if the portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. A portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments.

Foreign Debt Securities.   Investing in foreign debt securities
will expose the Portfolios to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions
within the relevant country.   Additional country-related
factors unique to foreign issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the International Monetary Fund, the World Bank and other international agencies.

Futures Contracts

    For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. As a temporary investment strategy, until a Portfolio reaches $25 million ($50 million in the case of the Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio) in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. Thereafter, the Portfolio may invest up to 20% of its assets in such futures and/or options contracts. The Portfolios do not intend to enter into futures contracts that are not traded on exchanges or boards of trade.

    A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

    Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

    Because the value of index futures depends primarily on the value of their underlying indexes, the performance of the broad-based contracts will generally reflect broad changes in common stock prices. However, because the Portfolio may not be invested in precisely the same proportion as the S&P 500 or S&P 400, it is likely that the price changes of the Portfolio's index futures positions will not match the price changes of the Portfolio's other investments.

    Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

    The Portfolios will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Portfolios' objectives in these areas.

Regulatory Limitations. The Portfolios will engage in transactions in futures contracts and options thereon only for bona fide hedging, risk management and other permissible purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

    In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Portfolios, an amount of cash, U.S. Government securities or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Portfolios' custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

    In addition, CFTC regulations may impose limitations on the Portfolios' ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Portfolios would comply with such new restrictions.

SPECIAL RISKS OF FUTURES CONTRACTS

Volatility And Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

    Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity.   Each Portfolio may elect to close some or all of
its futures positions at any time prior to their expiration. A Portfolio would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Portfolio may close its positions by taking opposite positions which would operate to terminate the Portfolio's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Portfolio, and the Portfolio would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Portfolio intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Portfolios would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Portfolios of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Portfolio's underlying instruments sought to be hedged.

    Successful use of futures contracts by the Portfolios for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Portfolio's will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Portfolio were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Portfolios might have to sell underlying instruments at a time when it would be disadvantageous to do so.

    In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period

    Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.


Options

    The Bond, Balanced Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Portfolio. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index and Nasdaq-100 Index may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. In addition, each of the aforementioned Portfolios may write covered call options on any security in which it is eligible to invest.

    As a writer of a call option, a Portfolio may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Portfolio so desires.

    The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security. The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

    There is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, the Portfolio will not be able to sell the underlying security, until the option expires or the option is exercised by the holder.

    The Portfolio will effect a closing transaction to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of an underlying security prior to the expiration date of the option, or to allow for the writing of another call option on the same underlying security with either a different exercise price or expiration date or both.

    Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Portfolio's ability to effect closing transactions.

    The Bond, Balanced Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of Portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may write call options on futures contracts on their respective indexes or securities included therein only for hedging purposes to protect the price of securities it intends to buy and when such transactions enable it to correlate its investment performance more closely to that of their respective indexes than would a direct purchase of securities included in their respective indexes. The Portfolios will not write options on futures contracts for speculative purposes.

    A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

    Upon the exercise of a call option on a futures contract, the writer of the option (the Portfolio) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by the Portfolio is exercised, the Portfolio intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

    As a writer of options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Portfolio. If the option is exercised, the Portfolio might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

    While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, the Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Portfolio will not write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks. While options will be sold in an effort to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Portfolio may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any options transactions. The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The price of S&P 500, S&P 400 Index, Russell 2000 Index and Nasdaq-100 Index futures are also volatile and are influenced, among other things, by changes in conditions in the securities markets in general.

    In the event of an imperfect correlation between a futures position (and a related option) and the Portfolio position which is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

    Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Portfolio will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

    The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the adviser may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Limitations on the Use of Options on Futures. The Portfolio will only write options on futures that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. The principal exchanges in the United States for trading options on Treasury Securities are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. These exchanges and trading options on futures are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

    It is the Fund's opinion that it is not a "commodity pool" as defined under the Commodity Exchange Act and in accordance with rules promulgated by the CFTC.

    The Portfolio will not write options on futures contracts for which the aggregate premiums exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

    All of the futures options transactions employed by the Portfolio will be bona fide hedging transactions, as that term is used in the Commodity Exchange Act and has been interpreted and applied by the CFTC. To ensure that its futures options transactions meet this standard, the Fund will enter into such transactions only for the purposes and with the intent that CFTC has recognized to be appropriate.

Custodial Procedures and Margins. The Fund's Custodian acts as the Fund's escrow agent as to securities on which the Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts. The Clearing Corporation (CC) will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction. In this way, assets of the Fund will never be outside the control of the Fund's custodian, although such control might be limited by the escrow receipts issued.

    At the time the Portfolio sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. The Portfolio will earn interest income on its initial margin deposits.

    In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Portfolio to supplement the margin held in escrow. This will be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

    The assets in the margin account will be released to the CC only if the Portfolio defaults or fails to honor its commitment to the CC and the CC represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Lending Portfolio Securities

    The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may lend portfolio securities with a value up to 10% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Portfolio any income accruing thereon, and the Portfolio may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Portfolio in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders. The Portfolio may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Adviser will review and monitor the creditworthiness of such borrowers on an ongoing basis.

    The S&P 500 Index Portfolio may invest in Standard & Poor's Depositary Receipts ("SPDRs "), the S&P MidCap 400 Index Portfolio may invest in Standard & Poor's MidCap Depositary Receipts ("MIDCAP SPDRs "), and the Nasdaq-100 Index Portfolio may invest in shares of the Nasdaq-100 Trust ("Nasdaq-1000
Trust "). SPDRs, MIDCAP SPDRs and Nasdaq-100 Trust Shares are units of beneficial interest in a unit investment trust ("UIT"), representing proportionate undivided interests in a portfolio of securities in substantially the same weighting as the component common stocks of the S&P 500, S&P MidCap 400 Index and Nasdaq-100 Index, respectively. In addition, each Portfolio may invest in a UIT, which is currently in existence or is created in the future, that is designed to trace the performance of the Portfolio's underlying Index. While the investment objective of such a UIT is to provide investment results that generally correspond to the price and yield performance of the component common stocks of the respective indexes, there can be no assurance that this investment objective will be met fully. As UIT's are securities issued by an investment company, non-fundamental restriction (5) below restricts their purchases to 10% of the Portfolio's assets.

                INVESTMENT RESTRICTIONS

    The Fund has adopted the following fundamental restrictions relating to the investment of assets of the Portfolios and other investment activities. These are fundamental policies and may not be changed without the approval of holders of the majority of the outstanding voting shares of each Portfolio affected (which for this purpose means the lesser of: [i] 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or [ii] more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of the majority of the outstanding voting shares of that Portfolio only. The Fund's fundamental investment restrictions provide that no Portfolio of the Fund is allowed to:

    (1) Issue senior securities (except that each Portfolio may borrow money as described in restriction [9] below).

    (2) With respect to 75% of the value of its total assets (or with respect to 50% of the value of its total assets for the Nasdaq-100 Index Portfolio), invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) of any one issuer.

    (3) Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

    (4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. This restriction does not apply to the Nasdaq-100 Index Portfolio.

    (5) Purchase or sell commodities, commodity contracts, or real estate, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio in compliance with non-fundamental restrictions [8 and 9] below.

    (6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

    (7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

    (8) Lend its securities, except that the S&P 500 Index Portfolio, S&P 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio may lend securities in compliance with non-fundamental restriction [7] below.

    (9) Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks (and, in the case of the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging.

    (10) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio. This restriction does not apply to the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio.

    (11) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of each Portfolio and except as it may be deemed such in a sale of restricted securities.

    (12) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

    (13) As to the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio, enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Portfolio.

    The Fund has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions, no Portfolio of the Fund may:

    (1) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with the other Portfolios or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

    (2) Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

    (3) Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that each Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that each Portfolio may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

    (4) Invest in companies for the purpose of exercising control (alone or together with the other Portfolios).

    (5) Purchase securities of other investment companies with an aggregate value in excess of 5% of the Portfolio's total assets, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, or by purchase of UIT's designed to track an Index and only if immediately thereafter not more than 10% of such Portfolio's total assets, taken at market value, would be invested in such securities.

    The Fund has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions:

    The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio,
Balanced Index Portfolio, Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio of the Fund may not:

    (6) Lend portfolio securities with an aggregate value of more than 10% of its total assets.

    (7) Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except as a temporary investment strategy until the Portfolio reaches $25 million ($50 million in the case of the Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio) in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

    (8) Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options
(including options on futures contracts) and unless no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

    If a percentage restriction (for either fundamental or nonfundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

    In addition to the investment restrictions described above, the Fund will comply with restrictions contained in any current insurance laws in order that the assets of The Union Central Life Insurance Company's ("Union Central") separate accounts may be invested in Fund shares.


                     PORTFOLIO TURNOVER

    Each Portfolio has a different expected annual rate of Portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of Portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatments. The Portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Portfolio. Higher Portfolio turnover can result in corresponding increases in brokerage costs to the Portfolios of the Fund and their shareholders. However, because rate of Portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Portfolio operations make a sale advisable.

    The annual Portfolio turnover rates for the Zenith Portfolio were 86.47% and 62.50%, respectively, for 1999 and 1998. The annual Portfolio turnover rates for the Bond Portfolio were 56.07% and 67.57%, respectively, for 1999 and 1998. The annual Portfolio turnover rates for the S&P 500 Index Portfolio were 3.45% and 2.64%, respectively for 1999 and 1998. The annual Portfolio turnover rate for the S&P 400 MidCap Index Portfolio was 47.55% for 1999. The annual Portfolio turnover rate for the Balanced Index Portfolio was 141.58% for 1999. The annual Portfolio turnover rate for the Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio is expected to be 20% and 20% respectively.


                   MANAGEMENT OF THE FUND

Directors and Officers

     The directors and executive officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise noted, the address of each executive officer and director is 1876 Waycross Road, Cincinnati, Ohio 45240.

45240.

                         Position(s)
Name, Address            with            Principal Occupation(s)
and Age                  the Fund        During Past Five Years
-------------            -----------     -----------------------
George M. Callard, M.D.  Director        Professor of Clinical Surgery,
3021 Erie Avenue                         University of Cincinnati
Cincinnati, Ohio 45208
(Age 66)

Theodore H. Emmerich     Director        Consultant; former Partner, Ernst &
1201 Edgecliff Place                     Whinney, Accountants
Cincinnati, Ohio 45206
(73)

Richard H. Finan         Director        Attorney at Law; President of the
11137 Main Street                        Ohio State Senate
Cincinnati, Ohio 45241
(65)

Yvonne L. Gray           Director        Chief Operating Officer, United Way
2400 Reading Road                        and Community Chest; prior thereto,
Cincinnati, Ohio 45202                   Vice President/Trust Operations
(49)                                     Officer, Fifth Third Bank

Jean Patrice             Director        Former Interim President, Cincinnati
Harrington, S.C.                         State Technical and Community College;
3217 Whitfield Avenue                    Former Executive Director, Cincinnati
Cincinnati, Ohio 45220                   Youth Collaborative; President
(77)                                     Emeritus (formerly, President) College
                                         of Mount St. Joseph

John H. Jacobs*          Director        President and Chief Operating Officer,
(53)                                     Union Central; Director, Summit
                                         Investment Partners, Inc. ("Adviser")
                                         Director, Carillon Investments, Inc.;
                                         Prior to July, 1998, Officer and
                                         employee, Union Central

Charles W. McMahon       Director        Retired Senior Vice President and
19 Iron Woods Drive                      Director, Union Central
Cincinnati, Ohio 45239
(79)

Harry Rossi*             Director        Director Emeritus, Union Central;
8548 Wyoming Club Drive                  Director, Adviser and Carillon
Cincinnati, Ohio 45215                   Investments, Inc.; former Chairman,
(80)                                     President and Chief Executive Officer,
                                         Union Central

Steven R. Sutermeister   Director,       Senior Vice President, Union Central;
(47)                     President       President, Director and Chief
                         and Chief       Executive Officer, Adviser;
                         Executive       Director, Carillon Investments, Inc.
                         Officer

John F. Labmeier         Vice President  Vice President, Associate General
(51)                     and Secretary   Counsel and Assistant Secretary, Union
                                         Central; Vice President and Secretary,
                                         Carillon Investments, Inc.; Secretary,
                                         Adviser

Thomas G. Knipper        Controller      Treasurer, Adviser; prior to July,
(43)                                     1995, Treasurer of The Gateway Trust
                                         and Vice President and Controller of
                                         Gateway Advisers, Inc.

John M. Lucas            Assistant       Counsel and Assistant to Secretary,
(49)                     Secretary       Union Central

---------------
* Messrs. Jacobs, Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

All directors who are not "interested persons" of the Company are members of the Audit Committee.


As of the date of this Statement of Additional Information, no officers and directors of Carillon Fund owned 5% or more of the outstanding shares of any Fund. Directors who are not officers or employees of Union Central or Adviser are paid a fee plus actual out-of-pocket expenses by Carillon Fund for each meeting of the Board of Directors attended. Total fees and expenses incurred for 1999 were $68,200.

                        Compensation Table

     (1)                (2)           (3)          (4)        (5)
Name of Person,      Aggregate     Pension or    Estimated   Total
Position             Compensation  Retirement    Annual      Compensation
                     From          Benefits      Benefits    From
                     Registrant    Accrued As    Upon        Registrant
                                   Part of Fund  Retirement  and Fund
                                   Expenses                  Complex
                                                             Paid to
                                                             Directors
--------------------------------------------------------------------------

George M. Callard,     $14,800       --            --         $14,800
M.D.*
Director

Theodore H. Emmerich   $15,900        --            --         $15,900
Director

James M. Ewell         $15,300        --            --         $15,300
Director
(retired 11/15/99)

Richard H. Finan       $15,300        --            --         $15,300
Director

Yvonne L. Gray         $2,900         --            --          $2,900
Director
(beginning 11/15/99)

Jean Patrice
Harrington, S.C.       $15,500        --            --         $15,500
Director

John H. Jacobs         N/A            N/A           N/A         N/A
Director

Charles W. McMahon*    $14,800        --            --         $14,800
Director

Harry Rossi            N/A            N/A           N/A         N/A
Director

Steven R. Sutermeister N/A            N/A           N/A         N/A


** Messrs. Callard and McMahon have been deferring their compensation each year. As of December 31, 1999, the total amount deferred, including interest, was as follows:
    Dr. Callard - $9100,978; Mr. McMahon - $29,371.


Investment Adviser

    The Fund has entered into an Investment Advisory Agreement ("Agreement") with Summit Investment Partners, Inc. ("Adviser"), formery known as Carillon Advisers, Inc., whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240 (P.O. Box 40407, Cincinnati, Ohio 45240). The Adviser was incorporated under the laws of Ohio on August 18, 1986, and is a wholly-owned subsidiary of Union Central. Executive officers and directors of the Adviser who are affiliated with the Fund are Steven R. Sutermeister, Director, President and Chief Executive Officer; John H. Jacobs, Director; Harry Rossi, Director; Thomas G. Knipper, Treasurer; and John F. Labmeier, Secretary.

    Pursuant to the Agreement, the Fund has retained the Adviser to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of Portfolio securities. The Adviser is at all times subject to the direction and supervision of the Board of Directors of the Fund.

    The Adviser continuously furnishes an investment program for each Portfolio, is responsible for the actual management of each Portfolio and has responsibility for making decisions to buy, sell or hold any particular security. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Portfolios in a manner consistent with their investment objectives, policies and restrictions. The Adviser considers analyses from various sources, makes necessary investment decisions and effects transactions accordingly. The Adviser also performs certain administrative functions for the Fund.
The Adviser may utilize the advisory services of subadvisers for one or more of the Portfolios.

Payment of Expenses

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Adviser, at its expense, maintains certain of the Fund's books and records (other than those provided by Firstar Trust Company, by agreement) and furnishes such office space, facilities, equipment, and clerical help as the Fund may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Fund, who are employees of Union Central. The Adviser also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Fund.

    Each Portfolio pays all other expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Portfolios. Expenses other than the Adviser's fee that are borne directly and paid individually by a Portfolio include, but are not limited to, brokerage commissions, dealer markups, expenses incurred in the acquisition of Portfolio securities, transfer taxes, transaction expenses of the custodian, pricing services used by only one or more Portfolios, and other costs properly payable by only one or more Portfolios. Expenses which are allocated on the basis of size of the respective Portfolios include custodian (portion based on asset size), dividend disbursing agent, transfer agent, bookkeeping services (except annual per Portfolio base charge), pricing, shareholder's and directors' meetings, directors' fees, proxy statement and Prospectus preparation, registration fees and costs, fees and expenses of legal counsel not including employees of the Adviser, membership dues of industry associations, postage, insurance premiums including fidelity bond, and all other costs of the Fund's operation properly payable by the Fund and allocable on the basis of size of the respective Portfolios. The Adviser will pay any expenses of the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and Nasdaq-100 Index Portfolio, other than the advisory fee for those Portfolios, to the extent that such expenses exceed .30% of that Portfolio's net assets. The Adviser will also pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for those Portfolios, to the extent that such expenses exceed .40% of that Portfolio's net assets.

    Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to a Portfolio or allocated on the basis of the size of the respective Portfolios. The directors have determined that this is an appropriate method of allocation of expenses.

    The Agreement also provides that if the total operating expenses of the Fund, exclusive of the advisory fee, taxes, interest, brokerage fees and certain legal claims and liabilities and litigation and indemnification expenses, as described in the Agreement, for any fiscal year exceed 1.0% of the average daily net assets of the Fund, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year. Such amount, if any, will be calculated daily and credited on a monthly basis.

Advisory Fee

    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Adviser, the Fund pays the Adviser monthly compensation calculated daily as described on page 20 of the Prospectus. The compensation after all waivers for each Portfolio was as follows:

                                    S&P                 Russell
                                    MidCap              2000
                          S&P 500   400       Balanced  Small Cap Nasdaq-100
     Zenith     Bond      Index     Index     Index     Index     Index
Year Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio
1999 $1,025,375 $514,217  $632,729   $41,235  $106,499      N/A      N/A
1998 $1,704,750 $551,146  $274,418       N/A       N/A      N/A      N/A
1997 $1,731,351 $427,729  $129,253       N/A       N/A      N/A      N/A


    There is no assurance that the Portfolios will reach a net asset level high enough to realize a reduction in the rate of the advisory fee. Any reductions in the rate of advisory fee will be applicable to each Portfolio separately in accordance with the schedule of fees applicable to each Portfolio.

Investment Advisory Agreement

    The Investment Advisory Agreement was initially approved by the Fund's Board of Directors, including a majority of the directors who are not interested persons of the Adviser, on March 22, 1984. Unless earlier terminated as described below, the Agreement will continue in effect from year to year if approved annually: (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each Portfolio; and (b) by a majority of the directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty by the Fund on 60 days notice, and by the Adviser on 90 days notice. On February 25, 2000 the Agreement was approved for continuance for one (1) year by the Board of Directors by unanimous vote of those present, including a majority of the directors who are not parties to such contract or interested persons of any such party.

    On December 16, 1998, the Board of Directors took steps to activate the S&P MidCap 400 Index Portfolio and the Balanced Index Portfolio of the Fund by authorizing the issuance of shares of those Portfolios. On March 19, 1999, the Board of Directors also approved an amendment to the Investment Advisory Agreement making the Agreement applicable to the S&P MidCap 400 Index Portfolio and the Balanced Index Portfolio, and specifying the advisory fee payable by it. The board determined that the amendment did not affect the interests of the classes of Fund shares other than S&P MidCap 400 Index Portfolio and Balanced Index Portfolio shares and that therefore only the holders of S&P MidCap 400 Index Portfolio and Balanced Index Portfolio shares were entitled to vote on the amendment. The sole shareholder of the S&P MidCap 400 Index Portfolio and the Balanced Index Portfolio approved the Agreement as amended on May 3, 1999.

On August 30, 1999, the Board of Directors took steps to activate the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio of the Fund by authorizing the issuance of shares of those Portfolios. On November 15, 1999, the Board of Directors approved an amendment to the Investment Advisory Agreement making the Agreement applicable to the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio, and specifying the fee payable by it. The board determined that the amendment did not affect the interests of the classes of Fund shares other than the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio and that therefore only the holders of Russell 2000 Small Cap Index Portfolio and Nasdaq-100 Index Portfolio shares were entitled to vote on the amendment. The sole shareholder of the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio approved the Agreement as amended on April 28, 2000.

    The Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Adviser in the performance of its duties thereunder. In the case of administration services, the Adviser will be held to a normal standard of liability.

    The Agreement in no way restricts the Adviser from acting as investment manager or adviser to others.

    If the question of continuance of the Agreement (or adoption of any new Agreement) is presented to shareholders, continuance (or adoption) with respect to a Portfolio shall be effective only if approved by a majority vote of the outstanding voting securities of that Portfolio. If the shareholders of any one or more of the Portfolios should fail to approve the Agreement, the Adviser may nonetheless serve as an adviser with respect to any Portfolio whose shareholders approved the Agreement.

Administration

    The Adviser is responsible for providing certain administrative functions to the Fund and has entered into an Administration Agreement with Carillon Investments, Inc. ("CII") under which CII furnishes substantially all of such services for an annual fee of .20% of the average net assets of the Bond and Zenith Portfolios, and .05% of the average net assets of the Index Portfolios The fee is borne by the Adviser, not the Fund. Under the Administration Agreement, CII is obligated to provide persons for clerical, accounting, bookkeeping, administrative and other similar services, to supply office space, stationery and office supplies, and to prepare tax returns, reports to stockholders, and filings with the Securities and Exchange Commission and state securities authorities.

Service Agreement

    Under a Service Agreement between the Adviser and Union Central, Union Central has agreed to make available to the Adviser the services of certain employees of Union Central on a part-time basis for the purpose of better enabling the Adviser to fulfill its obligations to the Fund under the Agreement. Pursuant to the Service Agreement, the Adviser shall reimburse Union Central for all costs allocable to the time spent on the affairs of the Adviser by the employees provided by Union Central. In performing their services for the Adviser pursuant to the Service Agreement, the specified employees shall report and be solely responsible to the officers and directors of the Adviser or persons designated by them. Union Central shall have no responsibility for the investment recommendations or decisions of the Adviser. The obligation of performance under the Agreement is solely that of the Adviser and Union Central undertakes no obligation in respect thereto except as otherwise expressly provided in the Service Agreement. The Service Agreement was approved by the shareholders of the Zenith and Bond Portfolios at a meeting held on March 20, 1992. The sole shareholder of the S&P 500 Index Portfolio approved the Service Agreement on January 3, 1996. The sole shareholder of the S&P MidCap 400 Index Portfolio and the Balanced Index Portfolio approved the Service Agreement on May 3, 1999. The sole shareholder of the Russell 2000 Small Cap Index Portfolio and the Nasdaq-100 Index Portfolio approved the Service Agreement on April 28, 2000.

Securities Activities of Adviser

    Securities held by the Fund may also be held by Union Central or by other separate accounts or mutual funds for which the Adviser acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by Union Central or by the Adviser or for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for one or more of the Fund's Portfolios or other clients of the Adviser or Union Central arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund's Portfolios, Union Central, and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

    On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund (or for two or more Portfolios) with those to be sold or purchased for other accounts or companies in order to obtain more favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund Portfolio(s) and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

Code of Ethics

The Adviser, as well as the Fund, has adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Employees of the Adviser are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in the Adviser's code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the code of ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel.


             DETERMINATION OF NET ASSET VALUE

    As described on page 21 of the Prospectus, the net asset value of shares of the Fund is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except: (i) when the New York Stock Exchange is closed (currently New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day); and (ii) any day on which changes in the value of the Portfolio securities of the Fund will not materially affect the current net asset value of the shares of a Portfolio.

    Securities held by the Portfolios, except for money market instruments maturing in 60 days or less, will be valued as follows: Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

    Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

             PURCHASE AND REDEMPTION OF SHARES

    The Fund offers shares of the Summit Pinnacle Series of Portfolios, without sales charge, only to Union Central and its separate accounts. It is possible that at some later date the Fund may offer shares to other investors.

    The Fund is required to redeem all full and fractional shares of the Fund for cash at the net asset value per share. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which:
(a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                          TAXES

    Each Portfolio of the Fund will be treated as a separate entity for federal income tax purposes. Each Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the provisions of the Code by distributing substantially all of its net income (both ordinary income and capital gain), the Portfolio will be relieved from federal income tax on the amounts distributed.

    In order to qualify as a regulated investment company, in each taxable year each Portfolio must, among other things: (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to loans of securities, and gains from the sale or other disposition of stocks or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude certain foreign currency gains) or other income (including, but not limited to, gains from options, futures, or forward contracts which are ancillary to the Portfolio's principal business of investing in stocks or securities or options and futures with respect to stocks or securities) derived with regard to its investing in such stocks, securities or currencies; and (b) derive less than 30 percent of its gross income from gains (without deduction for losses) realized on the sale or other disposition of any of the following held for less than three months: securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) or certain foreign currencies. In order to meet the requirements noted above, the Fund may be required to defer disposing of certain options, futures contracts and securities beyond the time when it might otherwise be advantageous to do so. These requirements may also affect the Fund's investments in various ways, such as by limiting the Fund's ability to:(a) sell investments held for less than three months; (b) effect closing transactions on options written less than three months previously; (c) write options for a period of less than three months; and (d) write options on securities held for less than the long-term capital gains holding period. For a discussion of tax consequences to owners of annuity contracts, see the Prospectus for those contracts.

    The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service.

            PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Adviser is primarily responsible for the investment decisions of each Portfolio, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any. No Portfolio has any obligation to deal with any dealer or group of dealers in the execution of transactions in Portfolio securities. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction, and difficulty of execution. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

    If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of Portfolio securities transactions of each Portfolio will consist primarily of brokerage commission or dealer or underwriter spreads.

    While the Adviser seeks to obtain the most favorable net results in effecting transactions in the Portfolio securities, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Such supplemental research service ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Adviser, the Fund will be benefited by such supplemental research services, the Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Investment Advisory Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Adviser may use such supplemental research in providing investment advice to its other advisory accounts.

    During 1999, 30% of the Fund's total brokerage was allocated to brokers who furnish statistical data or research information. Brokerage commissions paid during 1999, 1998 and 1997 were $801,294, $740,176 and 587,069, respectively.

                   GENERAL INFORMATION

Capital Stock

    The Fund is a mutual fund. Its board of directors is responsible for supervising its business affairs and investments, which are managed on a daily basis by the Adviser. The Fund was incorporated under the laws of the State of Maryland on January 30, 1984. The Fund is a series fund with twenty-two classes of stock, one for each Portfolio. The authorized capital stock of the Fund consists of 490,000,000 shares of common stock, par value ten cents ($0.10) per share. The shares of the authorized capital stock are currently divided into the following classes:

Fund                               Authorized Capital Stock
Summit Pinnacle Series
Zenith Portfolio                        40,000,000 shares
Bond Portfolio                          30,000,000 shares
Capital Portfolio                       30,000,000 shares
S&P 500 Index Portfolio                 30,000,000 shares
Micro-Cap Portfolio                     20,000,000 shares
S&P MidCap 400 Index Portfolio          20,000,000 shares
Balanced Index Portfolio                20,000,000 shares
Lehman Aggregate Bond Index Portfolio   20,000,000 shares
Russell 2000 Small Cap Index Portfolio  20,000,000 shares
Nasdaq-100 Index Portfolio              20,000,000 shares

Summit Apex Series
S&P 500 Index Fund                      20,000,000 shares
S&P MidCap 400 Index Fund               20,000,000 shares
Russell 2000 Small Cap Index Fund       20,000,000 shares
Balanced Index Fund                     20,000,000 shares
Nasdaq 100 Index Fund                   20,000,000 shares
Lehman Aggregate Bond Index Fund        20,000,000 shares
Bond Fund                               20,000,000 shares
Everest Fund                            20,000,000 shares
Micro-Cap Fund                          20,000,000 shares
Short-term Government Fund              20,000,000 shares
High Yield Bond Fund                    20,000,000 shares
Emerging Markets Bond Fund              20,000,000 shares


    The Board of Directors may change the designation of any Portfolio and may increase or decrease the number of authorized shares of any Portfolio, but may not decrease the number of authorized shares of any Portfolio below the number of shares then outstanding.

    Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

Voting Rights

    In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of the Fund has adopted an amendment to its Bylaws providing that unless otherwise required by the Investment Company Act of 1940, the Fund shall not be required to hold an annual shareholder meeting unless the Board of Directors determines to hold an annual meeting. The Fund intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

    All shares of common stock have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

    Matters in which the interests of all Portfolios are substantially identical (such as the election of directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Advisory Agreement) would be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by that Portfolio.

    Matters requiring separate shareholder voting by Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

    The phrase "a majority of the outstanding voting securities" of a Portfolio (or of the Fund) means the vote of the lesser of:
(1) 67% of the shares of the Portfolio (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Portfolio (or the Fund).

    As noted in the Prospectus, Union Central currently has voting control of the Fund. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Portfolio's fundamental investment objectives and policies, etc.) regardless of the views of Contract Owners. However, under current interpretations of presently applicable law, Contract Owners are entitled to give voting instructions with respect to Fund shares held in registered separate accounts and therefore all Contract Owners would receive advance notice before any such changes could be made.

Additional Information

    This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

                   INDEPENDENT AUDITORS

    The financial statements of the Fund have been audited by Deloitte & Touche LLP, 1700 Courthouse Plaza NE, Dayton, Ohio 45402, independent auditors, as stated in their report appearing herein. The financial statements are included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, given upon their authority as experts in auditing and accounting.

                      APPENDIX A

         S&P, FRANK RUSSELL AND NASDAQ DISCLAIMER

S&P

The S&P 500 is an unmanaged index of common stocks comprised of 500 industrial, financial, utility and transportation companies. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500(R)", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the beneficial owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index or the S&P MidCap 400 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund or the Portfolio. S&P has no obligation to take the needs of the Fund or the beneficial owners of the Portfolio into consideration in determining, composing or calculating the S&P 500 Index and the S&P MidCap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the timing of the issuance or sale of the Portfolio or in the determination or calculation of the equation by which the Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF
THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, BENEFICIAL OWNERS OF THE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES
NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR
PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MIDCAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


RUSSELL 2000

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX OR DATA INCLUDED IN THE INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Nasdaq

The Product is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product. The Corporations make no representation or warranty, express or implied to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly, or the ability of the Nasdaq-100 Index(R)to track general stock market performance. The Corporations' only relationship to the Fund (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                 SUMMIT MUTUAL FUNDS, INC.
           FORMERLY KNOWN AS CARILLON FUND, INC.

                    FINANCIAL STATEMENTS
                YEAR ENDED DECEMBER 31, 1999

CARILLON FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1999

                                                                   S&P MidCap
                            Equity       Bond      S&P 500 Index   400 Index
                            Portfolio    Portfolio    Portfolio    Portfolio
ASSETS
 Investments in securities,
 at value                   $121,761,182 $96,867,215  $283,095,748  $23,884,387
 (cost $117,983,514;
 $102,150,381;$212,828,461;
 $22,858,671)
 Cash                          1,028,346        ----       245,948       30,586

 Receivables:
 Shares sold                      21,904         423       362,891      141,278
 Securities sold               1,941,766        ----       158,191         ----
 Interest and dividends          144,881   1,886,486       326,280       21,523
 Variation margin                   ----        ----        46,750       50,400
 Prepaid expenses and other       21,192       9,335         9,450          707
                            ------------ -----------  ------------  -----------
                             124,919,271  98,763,459   284,245,258   24,128,881
                            ------------ -----------  ------------  -----------
LIABILITIES
 Payables:
 Investment securities
   purchased                     350,600        ----          ----         ----
 Shares redeemed                  31,779     132,201           348      146,945
 Investment advisory fees         66,945      40,550        68,045        2,539
 Custodian and portfolio
   accounting fees                11,351       7,289         8,602        2,752
 Professional fees                12,320      12,519        13,609       12,397
 Other accrued expenses            1,920       1,803        22,569          876
 Deferred directors'
   compensation                     ----     141,361         ----         ----
                            ------------ -----------  ------------  -----------
                                 474,915     335,723       113,173      165,509
                            ------------ -----------  ------------  -----------
NET ASSETS
 Paid-in capital             136,005,906 103,016,838   211,762,698   21,744,598
 Undistributed net
  investment income              152,655   1,076,167       422,075       73,642
 Accumulated net realized
  gain/(loss) on
  investments and
  futures contracts          (15,491,873)   (382,103)    1,153,950       54,716

 Net unrealized
  appreciation/
  (depreciation) on
  investments and futures
  contracts                    3,777,668   (5,283,166)   70,793,362   2,090,416
                            ------------ -----------  ------------  -----------
                            $124,444,356 $98,427,736  $284,132,085  $23,963,372
                            ============ ===========  ============  ===========
Shares authorized
 ($.10) par value             40,000,000  30,000,000    30,000,000   20,000,000

Shares outstanding             9,864,734   9,497,171    12,290,004    2,171,259

Net asset value,
 offering and
 redemption price
 per share                        $12.62      $10.36        $23.12       $11.04


The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999

                                        Balanced Index    Lehman Aggregate Bond
                                        Portfolio         Index Portfolio
ASSETS
  Investments in securities, at value   $ 55,072,783      $ 15,109,051
    (cost $52,932,437; $15,461,461)
  Cash                                       286,322              ----
  Receivables:
    Shares sold                                 ----             1,533
      Securities sold                         21,572              ----
    Interest and dividends                   362,508           239,912
   Variation margin  4,250                      ----
  Prepaid expenses and other                   1,092               206
                                         -----------       -----------
                                          55,748,527        15,350,702
                                         -----------       -----------
LIABILITIES
  Payables:
   Investment securities purchased              ----              ----
   Shares redeemed                            11,194               564
   Investment advisory fees                    9,982             3,920
   Custodian and portfolio
     accounting fees                           4,234             2,001
   Professional fees                          12,395            13,488
   Other accrued expenses                      2,806               810
   Deferred directors' compensation            -----              ----
                                         -----------       -----------
                                              40,611            20,783
                                         -----------       -----------
NET ASSETS
  Paid-in capital                         54,133,169        15,595,910
  Undistributed net
     investment income                       386,128           126,945
  Accumulated net realized gain/
    (loss) on investments and
    futures contracts                     (1,003,027)          (40,526)
  Net unrealized appreciation/
    (depreciation) on investments
    and futures contracts                  2,191,646          (352,410)
                                         -----------       -----------
                                        $ 55,707,916      $ 15,329,919
                                         ===========       ===========
Shares authorized ($.10) par value        20,000,000        20,000,000

Shares outstanding                         5,351,487         1,561,278

Net asset value, offering
 and redemption price
    per share                                 $10.41              $9.82


The accompanying notes are an integral part of the financial statements.

CARILLON FUND, INC.
STATEMENTS OF OPERATIONS

Year Ended December 31, 1999

                                                                   S&P MidCap
                            Equity       Bond       S&P 500 Index  400 Index
                            Portfolio    Portfolio    Portfolio    Portfolio
INVESTMENT INCOME
 Interest                   $   273,980  $ 7,844,702  $   551,258  $  204,182
 Dividends (net of
  foreign withholding
  taxes of $66,850; $0;
  $38,219; $0)                2,037,883         ----    2,588,328     112,906
                            -----------  -----------  -----------  ----------
                              2,311,863    7,844,702    3,139,586     317,088
                            -----------  -----------  -----------  ----------
EXPENSES
 Investment advisory fees     1,025,375      514,217      632,729      41,235
 Custodian fees
   and expenses                  42,087       26,969       65,041       9,948
 Portfolio accounting fees       37,005       53,137       54,348      20,149
 Professional fees               15,606       13,833       15,956      15,649
  Director's fees                12,092       11,770       13,795       7,122
  Transfer agent fees             6,994        6,815        6,663       2,158
  Other                          33,320       27,252       27,831         849
                            -----------  -----------  -----------  ----------
                              1,172,479      653,993      816,363      97,110
                            -----------  -----------  -----------  ----------
  Expense reimbursement            ----         ----         ----     (12,912)
                              1,172,479      653,993      816,363      84,198
                            -----------  -----------  -----------  ----------

NET INVESTMENT INCOME         1,139,384    7,190,709    2,323,223     232,890
                            -----------  -----------  -----------  ----------

REALIZED AND UNREALIZED
 GAIN/(LOSS)
  Net realized gain/(loss)
    on investments          (15,155,238)      69,654       58,334     520,589
  Net realized gain/(loss)
    on futures contracts          -----        -----    1,260,613    (465,873)
                            (15,155,238)      69,654    1,318,947      54,716
                            -----------  -----------  -----------  ----------
  Net change in unrealized
    appreciation/
    (depreciation) on
    investments, futures
    contracts, and
    translation of assets
    and liabilities in
    foreign currencies       15,500,859   (8,498,194)  37,850,127   2,090,416
                            -----------  -----------  -----------  ----------


NET REALIZED AND
UNREALIZED GAIN/ LOSS)          345,621   (8,428,540)  39,169,074   2,145,132
                            -----------  -----------  -----------  ----------

NET INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS                 $ 1,485,005  $(1,237,831) $41,492,297  $2,378,022
                             =========== ===========  ===========  ==========


The accompanying notes are an integral part of the financial statements.

CARILLON FUND, INC.
STATEMENTS OF OPERATIONS

Year Ended December 31, 1999

                                        Balanced Index    Lehman Aggregate Bond
                                        Portfolio           Index Portfolio
INVESTMENT INCOME
 Interest                               $  942,872          $525,582
 Dividends (net of foreign withholding
   taxes of $2,929; $0)                    265,876              ----
                                        ----------          --------
                                         1,208,748           525,582
                                        ----------          --------
EXPENSES
 Investment advisory fees                  106,499            25,344
 Custodian fees and expenses                20,699             2,428
 Portfolio accounting fees                  23,946            10,510
 Professional fees                          15,665            15,648
 Director's fees                             7,124             4,895
 Transfer agent fees                         1,834               945
 Other                                       3,417               480
                                        ----------          --------
                                           179,184            60,250

 Expense reimbursement                     (13,736)          (12,692)
                                        ----------          --------
                                           165,448            47,558
                                        ----------          --------
NET INVESTMENT INCOME                    1,043,300           478,024
                                        ----------          --------

REALIZED AND UNREALIZED GAIN/(LOSS)
 Net realized gain/(loss)
 on investments                         (1,230,497)          (40,526)
 Net realized gain/(loss) on
 futures contracts                         227,470              ----
                                        ----------          --------
                                        (1,003,027)          (40,526)
                                        ----------          --------
 Net change in unrealized
  appreciation/(depreciation) on
  investments, futures contracts,
  and translation of assets and
  liabilities in foreign currencies      2,191,646          (352,410)
                                        ----------          --------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS)                            1,188,619          (392,936)
                                        ----------          --------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                $2,231,919          $ 85,088
                                        ----------          --------



The accompanying notes are an integral part of the financial statements.

CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                           Equity Portfolio
                                                       Year Ended December 31,

                                                    1999          1998
OPERATIONS
   Net investment income                            $  1,139,384  $  4,315,972
   Net realized gain/(loss)
   on investments and futures                        (15,155,238)   29,356,244

   Net change of unrealized appreciation/
    (depreciation) on investments, futures
     contracts, and translation of assets
     and liabilities in foreign currencies            15,500,859   (82,894,401)
                                                    ------------  ------------
                                                       1,485,005   (49,222,185)
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                              (1,534,834)   (3,999,567)
   Net realized gain                                 (29,666,177)  (43,531,579)
                                                    ------------  ------------
                                                     (31,201,011)  (47,531,146)
                                                    ------------  ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                           4,114,679    27,909,508
   Reinvestment of distributions                      31,201,011    47,531,146
   Payments for shares redeemed                     (129,938,136)  (65,531,975)
                                                    ------------  ------------
                                                     (94,622,446)    9,908,679
                                                    ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS               (124,338,452)  (86,844,652)

NET ASSETS
   Beginning of year                                 248,782,808   335,627,460
                                                    ------------  ------------
   End of year                                      $124,444,356  $248,782,808
                                                    ------------  ------------
UNDISTRIBUTED NET INVESTMENT INCOME                  $   152,655   $   548,105
                                                    ------------  ------------

FUND SHARE TRANSACTIONS
   Sold                                                  305,666     1,482,774
   Reinvestment of distributions                       2,727,392     2,544,159
   Redeemed                                           (9,872,069)   (3,814,089)
                                                    ------------  ------------
   Net increase (decrease) from
    fund share transactions                           (6,839,011)      212,844
                                                    ------------  ------------

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                        Bond Portfolio
                                                    Year Ended December 31,

                                                    1999          1998
OPERATIONS
   Net investment income                            $  7,190,709  $  8,002,882
   Net realized gain/(loss) on
    investments and futures                               69,654      (382,978)
   Net change of unrealized appreciation/
     (depreciation) on investments, futures
      contracts, and translation of assets
      and liabilities in foreign currencies           (8,498,194)     (644,567)
                                                    ------------  ------------
                                                      (1,237,831)    6,975,337
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                              (6,544,239)   (7,895,961)
   Net realized gain on investments                        -----    (1,121,637)
                                                    ------------  ------------
                                                      (6,544,239)    9,017,598)
                                                    ------------  ------------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold                          23,415,382    50,015,086
   Reinvestment of distributions                       6,544,239     9,017,598
   Payments for shares redeemed                      (37,512,126)  (43,120,208)
                                                    ------------  ------------
                                                      (7,552,505)   15,912,476
                                                    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                (15,334,575)   13,870,215

NET ASSETS
   Beginning of year                                 113,762,311    99,892,096

                                                    ------------  ------------
   End of year                                      $ 98,427,736  $113,762,311
                                                    ------------  ------------
UNDISTRIBUTED NET INVESTMENT INCOME                 $  1,076,167  $    382,160
                                                    ------------  ------------
FUND SHARE TRANSACTIONS
   Sold   2,160,763   4,379,828
   Reinvestment of distributions                         615,367       799,240
   Redeemed                                           (3,498,330)   (3,811,138)
                                                    ------------  ------------
   Net increase (decrease) from
    fund share transactions                             (722,200)    1,367,930
                                                    ------------  ------------

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                    S&P 500 Index Portfolio
                                                    Year Ended December 31,

                                                    1999          1998
OPERATIONS
  Net investment income                             $  2,323,223  $  1,144,225
  Net realized gain/(loss) on
    investments and futures                            1,318,947     1,188,196
  Net change in unrealized appreciation/
    (depreciation) on investments, futures
     contracts, and translation of assets
     and liabilities in foreign currencies            37,850,127    20,913,178
                                                    ------------  ------------
                                                      41,492,297    23,245,599
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                              (1,983,080)   (1,101,958)
   Net realized gain                                  (1,193,873)   (1,947,719)
                                                    ------------  ------------
                                                      (3,176,953)   (3,049,677)
                                                    ------------  ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                          128,095,131   58,542,452
   Reinvestment of distributions                        3,176,953    3,049,677
   Payments for shares redeemed                       (16,800,128)  (6,037,935)
                                                    ------------  ------------
                                                      114,471,956   55,554,194
                                                    ------------  ------------

NET INCREASE IN NET ASSETS                            152,787,300   75,750,116

NET ASSETS
   Beginning of year                                  131,344,785   55,594,669
                                                    ------------  ------------
   End of year                                       $284,132,085 $131,344,785
                                                    ------------  ------------
UNDISTRIBUTED NET INVESTMENT INCOME                  $    442,075 $     81,932

FUND SHARE TRANSACTIONS
   Sold                                                 6,182,960    3,377,397
   Reinvestment of distributions                          152,279      175,601
   Redeemed                                              (783,304)    (345,887)
                                                    ------------  ------------
   Net increase from fund share transactions            5,551,935    3,207,111
                                                    ------------  ------------

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                              S & P MidCap 400 Index Portfolio

                                                Period from May 3, 1999 to
                                                     December 31, 1999
OPERATIONS
 Net investment income                                   $   232,890
  Net realized gain/(loss) on investments and futures         54,716
  Net change of unrealized appreciation/(depreciation)
     on investments, futures contracts, and translation
     of assets and liabilities in foreign currencies       2,090,416
                                                         -----------
                                                           2,378,022
                                                         -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                      (159,248)
 Net realized gain on investments                               ----
                                                         -----------
                                                            (159,248)
                                                         -----------
 FUND SHARE TRANSACTIONS
 Proceeds from shares sold                                33,292,532
 Reinvestment of distributions                               159,248
 Payments for shares redeemed                            (11,707,182)
                                                         -----------
                                                          21,744,598
                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS                     23,963,372
NET ASSETS
   Beginning of year                                            ----
                                                         -----------
   End of year                                           $23,963,372
                                                         -----------
UNDISTRIBUTED NET INVESTMENT INCOME                      $    73,642
                                                         -----------
FUND SHARE TRANSACTIONS
 Sold                                                      3,297,454
 Reinvestment of distributions                                15,195
 Redeemed                                                 (1,141,390)
                                                         -----------
 Net increase (decrease) from fund share transactions      2,171,259
                                                         -----------

The accompanying notes are an integral part of the financial statements

 .
CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                     Balanced Index Portfolio

                                                      Period from May 3, 1999
                                                       to December 31, 1999
OPERATIONS
 Net investment income                                    $ 1,043,300
 Net realized gain/(loss) on investments and futures       (1,003,027)
 Net change of unrealized appreciation/(depreciation)
   on investments, futures contracts, and translation
   of assets and liabilities in foreign currencies          2,191,646
                                                           ----------
                                                            2,231,919
                                                           ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                     (657,172)
   Net realized gain on investments                              ----
                                                           ----------
                                                             (657,172)
                                                           ----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                               98,304,751
      Reinvestment of distributions                           657,172
      Payments for shares redeemed                        (44,828,754)
                                                           ----------
                                                           54,133,169
                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS                      55,707,916
NET ASSETS
   Beginning of year                                             ----
                                                           ----------
   End of year                                            $55,707,916
                                                           ----------
UNDISTRIBUTED NET INVESTMENT INCOME                       $   386,128
                                                           ----------
FUND SHARE TRANSACTIONS
   Sold                                                     9,807,128
   Reinvestment of distributions                               69,542
   Redeemed                                                (4,525,183)
                                                           ----------
   Net increase (decrease) from fund share transactions     5,351,487
                                                          ----------

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                          Lehman Aggregate Bond Index Portfolio
                                                 Period from June 30, 1999
                                                     to December 31,1999
OPERATIONS
 Net investment income                                   $    478,024
 Net realized gain/(loss) on investments and futures          (40,526)
 Net change of unrealized appreciation/(depreciation)
   on investments, futures contracts, and translation
   of assets and liabilities in foreign currencies           (352,410)
                                                           ----------
                                                               85,088
                                                           ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                     (351,079)
   Net realized gain on investments                              ----
                                                           ----------
                                                             (351,079)
                                                           ----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                               18,759,494
   Reinvestment of distributions                              351,079
   Payments for shares redeemed                            (3,514,663)
                                                           ----------
                                                           15,595,910
                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS                      15,329,919
NET ASSETS
   Beginning of year                                             ----

                                                           ----------
   End of year                                            $15,329,919
                                                           ----------
UNDISTRIBUTED NET INVESTMENT INCOME                       $   126,945
                                                           ----------
FUND SHARE TRANSACTIONS
   Sold                                                     1,876,067
   Reinvestment of distributions                               35,284
   Redeemed                                                  (350,073)
                                                           ----------
   Net increase (decrease) from fund share transactions     1,561,278
                                                           ----------


The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS



DECEMBER 31, 1999

EQUITY PORTFOLIO

COMMON STOCKS - 89.28%
                                                       SHARES    VALUE
BANKING & FINANCIAL SERVICE - 16.00%
Banc One Corporation                                    65,000   $ 2,084,062
Banco Latinoamericano De Exportanciones Sponsored ADR   75,000     1,762,500
Bank of America Corporation                             60,000     3,011,250
Charter One Financial, Incorporated                    110,085     2,105,375
Chase Manhattan, N.A.                                   15,000     1,165,312
Fannie Mae                                              30,000     1,873,125
Federal Home Loan Mortgage Corporation                  30,000     1,411,875
First Union Corporation                                 70,000     2,296,875
Golden State Bancorp*                                  100,000     1,725,000
Jefferies Group, Incorporated                           27,800       611,600
Raymond James Financial Corporation                    100,000     1,868,750
                                                                 -----------
                                                                  19,915,724
                                                                 -----------
CAPITAL GOODS - .47%
LSI Industries, Incorporated                            26,900       581,712

CONSUMER CYCLICAL - 11.68%
Ford Motor Company                                      50,000     2,671,875
Dayton Hudson Corporation                               20,000     1,468,750
General Motors Corporation                              23,000     1,671,812
Media General, Incorporated Class A                     40,000     2,080,000
National RV Holdings, Incorporated*                     29,100       560,175
Stanley Furniture Company*                             130,700     2,401,612
Strattec Security Corporation*                          56,000     1,813,000
Toll Brothers, Incorporated*                           100,000     1,862,500
                                                                 -----------
                                                                  14,529,724
                                                                 -----------
CONSUMER NON-DURABLE - 14.20%
General Mills, Incorporated                             60,000     2,145,000
H. J. Heinz Company                                     35,000     1,393,438
Invacare Corporation                                   117,000     2,347,313
PepsiCo, Incorporated                                   50,000     1,762,500
Pharmacia & Upjohn, Incorporated                        30,000     1,350,000
Sara Lee Corporation                                    65,000     1,434,063
SPX Corporation*                                        30,000     2,424,375
TRICON Global Restaurants*                              55,000     2,124,375
Watson Pharmaceuticals, Incorporated*                   75,000     2,685,938
                                                                 -----------
                                                                  17,667,002
                                                                 -----------
ENERGY - 7.75%
Coastal Corporation                                     30,000     1,063,125
Conoco, Incorporated Class B                           110,000     2,736,250
Houston Exploration Company*                            86,500     1,713,781
Newfield Exploration Company*                           40,000     1,070,000
Pride International, Incorporated                      100,000     1,462,500
Union Pacific Resources Group                          125,000     1,593,750
                                                                 -----------
                                                                   9,639,406
                                                                 -----------
MANUFACTURING - 5.66%
Cytec, Incorporated*                                    90,000     2,081,250
D.R. Horton, Incorporated                              190,000     2,624,375
ITT Industries, Incorporated                            70,000     2,340,625
                                                                 -----------
                                                                   7,046,250
                                                                 -----------

REAL ESTATE - 3.54%
Chicago Title Corporation                               32,800     1,517,000
FelCor Lodging Trust, Incorporated                     100,000     1,750,000
Hospitality Properties Trust                            60,000     1,143,750
                                                                 -----------
                                                                   4,410,750
                                                                 -----------
SERVICE - 2.22%
Convergys Corporation*                                  90,000     2,767,500
                                                                 -----------
TECHNOLOGY - 8.95%
Intel Corporation                                       30,000     2,469,375
Cisco Systems, Incorporated*                            20,000     2,142,500
International Business Machines Corporation             28,000     3,024,000
Microsoft Corporation*                                  30,000     3,502,500
                                                                 -----------
                                                                  11,138,375
                                                                 -----------
TRANSPORTATION - 5.18%
America West Holdings Corporation Class B*              90,000     1,867,500
AMR Corporation*                                        20,000     1,340,000
Delta Air Lines, Incorporated                           30,000     1,494,375
Whitman Corporation                                    130,000     1,746,875
                                                                 -----------
                                                                   6,448,750
                                                                 -----------
UTILITIES - 13.63%
Alliant Energy Corporation                              25,000       687,500
Avista Corporation                                      79,000     1,219,563
Bell Atlantic Corporation                               40,000     2,462,500
Bell South Corporation                                  53,200     2,490,425
GTE Corporation                                         35,000     2,469,688
Niagara Mohawk Holdings, Incorporated*                 145,000     2,020,938
SBC Communications, Incorporated                        60,000     2,925,000
Scana Corporation                                      100,000     2,687,500
                                                                 -----------
                                                                  16,963,114
                                                                 -----------

  Total Common Stocks (cost $108,315,886)                        111,108,307

UNIT INVESTMENT TRUST - 8.56%

MidCap SPDR Trust Unit Series I                         77,000     6,246,625
S&P 500 Depositary Receipt                              30,000     4,406,250


  Total Unit Investment Trust (cost $9,667,628)                   10,652,875
                                                                 -----------


TOTAL INVESTMENTS - 97.84% (cost $117,983,514)<F1>               121,761,182
                                                                 -----------
OTHER ASSETS AND LIABILITIES - 2.16%                               2,683,174
                                                                 -----------
TOTAL NET ASSETS - 100%                                         $124,444,356
                                                                 -----------
____________
*Non-income producing
 (ADR) American Depository Receipt

<F1>  Represents cost for Federal income tax purposes. Gross unrealized appreciation and depreciation of securities at December 31,1999 for financial reporting purposes was $11,755,811 and ($8,188,293).


The accompanying notes are an integral part of the financial statements.
CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

BOND PORTFOLIO

U.S. TREASURY OBLIGATIONS - 32.87%
                                                     PRINCIPAL   VALUE
U.S. TREASURY NOTES & BONDS - 32.87%
7.750% due 02/15/01                                  $5,000,000  $ 5,085,940
0.000% due 08/15/02                                   2,000,000    1,700,338
5.875% due 11/15/05                                   6,000,000    5,825,628
5.625% due 02/15/06                                   5,000,000    4,784,375
7.000% due 07/15/06                                   2,000,000    2,048,750
6.500% due 10/15/06                                   6,000,000    5,983,128
6.625% due 05/15/07                                   5,000,000    5,020,315
6.125% due 08/15/29                                   2,000,000    1,906,876
                                                                 -----------
                                                                  32,355,350
                                                                 -----------

Total U.S. Treasury Obligations  (cost $33,552,586)               32,355,350
                                                                 -----------


MORTGAGE-BACKED SECURITIES - 1.26%

FEDERAL HOME LOAN MORTGAGE CORPORATION - .34%
7.500% due 02/01/02                                      11,544       11,586
9.500% due 04/01/05                                      21,799       22,566
7.500% due 06/01/07                                      54,783       54,743
11.000% due 05/01/10                                        979        1,026
12.500% due 08/01/10                                      7,648        8,353
8.000% due 11/01/16                                      22,971       23,193
9.500% due 02/01/18                                      31,040       32,690
6.500% due 07/01/23                                     192,554      183,671
                                                                 -----------
                                                                     337,828
                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - .86%
12.000% due 04/01/00                                        886          901
9.000% due 08/01/01                                      11,088       11,292
8.500% due 01/01/02                                       9,918       10,177
10.500% due 06/01/04                                      5,539        5,759
10.500% due 05/01/05                                    133,418      138,694
6.500% due 06/01/08                                     592,511      580,424
8.000% due 08/01/17                                      97,821       99,069
                                                                 -----------
                                                                     846,316
                                                                 -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - .06%
9.000% due 05/15/20                                      56,689       59,471
                                                                 -----------


  Total Mortgage-backed Securities (cost $1,245,367)               1,243,615
                                                                 -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.07%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.29%
59 E  (8.900% due 11/15/20)                          $  487,165  $   499,399
106 G (8.250% due 12/15/20)                             758,778      771,462
                                                                 -----------
                                                                   1,270,861
                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - .08%
1988-30 D (9.500% due 12/25/18)                          73,313       76,338
                                                                 -----------

 PRIVATE SECTOR - 3.70%
Securitized Asset Sales, Inc. 1993-2 B2
    (6.500% due 07/25/08)                               221,947      213,484
CMC2 Securities Corp.  1993 E 1 E 1CP
   (0.000% due 12/25/08)                                230,974      182,239
Country Wide Mortgage-Backed Securities, Inc.
  1994 - 8B1
  (6.000% due 03/01/09)                                 689,032      649,558
Capstead Mortgage Securities Corp. C - 4
  (10.950% due 02/01/14)                                 90,454       90,455
Boams 99-3 B3 (6.250% due 05/25/14)                     942,744      827,164
NSCOR 1996 - 5 B1 (8.000% due 11/25/26)               1,617,510    1,600,332
MSC (1998 - 1) PO (0.000% due 03/25/28)                 112,724       77,824
                                                                 -----------
                                                                   3,641,056
                                                                 -----------


  Total Collateralized Mortgage Obligations
  (cost $5,012,535)                                                4,988,255
                                                                 -----------

ASSET-BACKED SECURITIES - 7.14%

COMMERCIAL MORTGAGE-BACKED SECURITIES- 5.26%
Chase Commercial Mortgage Sec.(6.600% due 12/19/07)   2,609,885    2,208,615
NMFC 98-4 B3 (6.250% due 10/25/2028)                  1,356,843    1,123,969
Paine Webber Mortgage Acceptance 96 M1 E
  (7.655% due 01/02/12)                               2,000,000    1,840,000
                                                                 -----------
                                                                   5,172,584
                                                                 -----------
HOME EQUITY - 1.88%
Ditech Home Loan Owner Trust (7.250% due 06/15/21)    2,000,000    1,855,620
                                                                 -----------

  Total Asset-backed Securities  (cost $7,768,030)                 7,028,204
                                                                 -----------

CORPORATE BONDS AND NOTES - 50.42%


Continental Airlines (7.820% due 10/15/13)              911,413      903,439
NWA Trust No. 2 Class B (10.230% due 06/21/14)          876,923      912,763
                                                                 -----------
                                                                   1,816,202
                                                                 -----------

BANK, BANK HOLDING COMPANIES, & OTHER BANK
SERVICES- 10.71%
Ahmanson Capital Trust (8.360% due 12/01/26)          1,500,000    1,418,686
Banc Tec Inc. (7.500% due 06/01/08)                   1,500,000    1,348,568
Erac USA Finance (7.950% due 12/15/09)                1,000,000      990,873
Fairfax Financial Holdings (7.375% due 03/15/06)      1,000,000      900,678
GS Escrow Corp. (6.750% due 08/01/01)                   300,000      289,151
GS Escrow Corp. (7.000% due 08/01/03)                 1,000,000      925,226
Household Finance Corp. (7.200% due 07/15/06)         1,500,000    1,474,046

Lodgian Finance Corp. (12.250% due 07/15/09)          1,000,000      990,000
NationsBank Corp. (7.625% due 04/15/05)               1,000,000    1,014,290
Sovereign Bancorp (10.500% due 11/15/06)                250,000      255,000
Svenska Handelsbanken (7.125% due 03/07/07)           1,000,000      932,710
                                                                 -----------
                                                                  10,539,228
                                                                 -----------
CONSUMER NON-DURABLE - 3.00%
LTV Corp. Sr. Nts. (11.750% due 11/15/09)             1,000,000    1,040,000
Sequa Corp. Sr. Nts. (9.000% due 08/01/09)            1,000,000      967,500
World Color Press Inc. Sr. Nts.(7.750% due 02/15/09)  1,000,000      950,000
                                                                 -----------
                                                                   2,957,500
                                                                 -----------
ELECTRIC - 3.21%
Carolina Power & Light Sr. Nts.
 (5.950% due 03/01/09)                                1,000,000      903,392
Edison Mission Nts. (7.730% due 06/15/09)             1,000,000      992,254
                                                                 -----------
                                                                   3,161,155
                                                                 -----------
ENERGY - 4.88%
Eagle Geophysical Inc.* (10.750% due 07/15/08)<F1>    1,000,000       80,000
Federal-Mogul Co. (7.375% due 01/15/06)               1,000,000      916,258
Louis Dreyfus Nts. (6.875% due 12/01/07)              1,500,000    1,353,510
Mitchell Energy Development Corp.
  (6.750% due 02/15/04)                               1,750,000    1,663,613
Rural/Metro Corp. Sr. Nts. (7.875% due 03/15/08)      1,000,000      787,500
                                                                 -----------
                                                                   4,800,881
                                                                 -----------
ENTERTAINMENT & LEISURE - 2.39%
Imax Corp. Sr. Nts. (7.875% due 12/01/05)             1,000,000      945,000
Royal Caribbean (7.000% due 10/15/07)                 1,500,000    1,405,804
                                                                 -----------
                                                                   2,350,804
                                                                 -----------
FOOD, BEVERAGE, & TOBACCO - .96%
RJR Nabisco Inc.  (7.550% due 06/15/15)               1,000,000      945,311
                                                                 -----------

GAMING INDUSTRY - 1.15%
Casino Magic of Louisiana (13.000% due 08/15/03)      1,000,000    1,128,750
                                                                 -----------

HEALTH CARE - 2.48%
Tenet Healthcare Corp. (7.875% due 01/15/03)          1,000,000      968,750
Universal Health Services Sr. Notes
  (8.750% due 08/15/05)                               1,500,000    1,475,372
                                                                 -----------
                                                                   2,444,122
                                                                 -----------
INSURANCE - 3.07%
Farmers Insurance Exchange (8.500% due 08/01/04)      1,000,000    1,025,546
Prudential Ins. Surplus Notes (8.100% due 07/15/15)   1,000,000    1,000,658
USF&G Capital  (8.470% due 01/10/27)                  1,000,000      992,427
                                                                 -----------
                                                                   3,018,631
                                                                 -----------

MEDIA & CABLE - 2.13%
CF Cable TV Inc. (9.125% due 07/15/07)                1,000,000    1,064,039
Continental Cablevision (8.300% due 05/15/06)         1,000,000    1,028,658
                                                                 -----------
                                                                   2,092,697
                                                                 -----------

MEDIA CONGLOMERATE - 4.00%
News American Holdings (6.625% due 01/09/08)          1,500,000    1,396,831
Time Warner Inc. (8.110% due 08/15/06)                1,500,000    1,533,786
Viacom Inc. Sr. Notes (7.750% due 06/01/05)           1,000,000    1,010,867
                                                                 -----------
                                                                   3,941,484
                                                                 -----------

PAPER & FOREST PRODUCT - .54%
Westvaco Corp. (10.300% due 01/15/19)                   500,000      526,850
                                                                 -----------


REAL ESTATE - 2.80%
Colonial Properties Sr. Nts. (8.050% due 07/15/06)    1,500,000    1,434,543
Healthcare Properties Nts. (6.875% due 06/08/05)      1,500,000    1,319,023
                                                                 -----------
                                                                   2,753,566
                                                                 -----------

TELECOMMUNICATIONS - 6.36%
360 Communications Sr. Nts. (7.500% due 03/01/06)     1,500,000    1,509,892
Arch Communications Group Sub. Deb.
 (6.750% due 12/01/03)                                1,000,000      560,000
Call-Net Enterprises (10.800% due 05/15/09)           1,000,000      492,500
IMC Global Nts. (7.625% due 11/01/05)                 1,250,000    1,218,161
Talton Holdings Inc. Sr. Nts. (11.000% due 06/30/07)  1,000,000      950,000
Worldcom Inc. (7.750% due 04/01/07)                   1,500,000    1,529,078
                                                                 -----------
                                                                   6,259,631
                                                                 -----------

TRANSPORTATION - .90%
Midway Air Lines (8.140% due 01/02/13)                1,000,000      889,560
                                                                 -----------


Total Corporate Bond and Notes (cost $52,946,444)                 49,626,372
                                                                 -----------

SHORT TERM INVESTMENTS - 1.65%

VARIABLE RATE DEMAND NOTES<F2> - 1.65%

Firstar Bank (6.240% due 12/31/31)                    1,625,419    1,625,419
                                                                 -----------

    Total Short-Term Investments (cost $1,625,419)                 1,625,419
                                                                 -----------

TOTAL INVESTMENTS - 98.41% (cost $102,150,381)<F3>                96,867,215
                                                                 -----------

OTHER ASSETS AND LIABILITIES - 1.59%                               1,560,521
                                                                 -----------
TOTAL NET ASSETS - 100.00%                                       $98,427,736
                                                                 ===========

* Non-Income Producing

<F1> Bond is in default.

<F2> Interest rates vary periodically based on current market rates.  Rates
shown are as of December 31, 1999. The maturity             shown  for each
variable rate demand note is the later of the next scheduled interest
adjustment date or the date on                     which principal can be
recovered through demand.  Information shown is as of December 31, 1999.

<F3> Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities at December 31, 1999 was $512,914 and ($5,796,080) respectively.

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

S&P 500 INDEX PORTFOLIO

COMMON STOCKS - 92.60%
                                                      SHARES     VALUE
BANKING & FINANCIAL SERVICE - 12.21%
Aetna Life and Casualty Company                           3,200  $    178,600
AFLAC, Incorporated                                       5,700       268,969
Allstate (The) Corporation                               17,200       412,800
American Express Company                                  9,600     1,596,000
American General Corporation                              5,300       402,137
American International Group, Incorporated               33,122     3,581,315
AmSouth Bancorp, Incorporated                             8,400       162,225
Aon Corporation                                           5,500       220,000
Associates First Capital Corporation                     15,600       428,025
BB&T Corporation                                          7,100       194,362
Banc One Corporation                                     24,546       787,005
BankAmerica Corporation                                  36,452     1,829,435
Bank of New York Company, Incorporated                   15,700       628,000
Bear Stearns Companies, Incorporated                      2,504       107,045
Capital One Financial Corporation                         4,200       202,387
Charles Schwab Corporation                               17,500       671,562
Chase Manhattan Corporation                              17,600     1,367,300
Chubb Corporation                                         3,800       213,987
CIGNA Corporation                                         4,000       322,250
Cincinnati Financial Corporation                          3,500       109,155
Citigroup, Incorporated                                  72,050     4,003,277
Comerica, Incorporated                                    3,300       154,068
Conseco, Incorporated                                     7,000       125,125
Countrywide Credit Industries, Incorporated               2,400        60,600
Fannie Mae                                               21,900     1,367,380
Federal Home Loan Mortgage Corporation                   14,900       701,230
Fifth Third Bancorp                                       6,600       484,275
First Union Corporation                                  21,100       692,343
Firstar Corporation                                      20,914       441,807
Fleet Financial Group, Incorporated                      19,580       681,628
Franklin Resources, Incorporated                          5,400       173,137
Golden West Financial                                     3,500       117,250
Hartford Financial Services Group                         4,700       222,662
Household International, Incorporated                    10,000       372,500
Huntington Bancshares                                     4,932       117,751
Jefferson-Pilot Corporation                               2,200       150,150
KeyCorp                                                   9,600       212,400
Lehman Brothers Holdings                                  2,600       220,187
Lincoln National Corporation                              4,200       168,000
Loews Corporation                                         2,300       139,580
Marsh & McLennan Companies, Incorporated                  5,700       545,418
MBIA, Incorporated                                        2,100       110,905
MBNA Corporation                                         17,100       465,975
Mellon Bank Corporation                                  10,900       371,280
Merrill Lynch & Company                                   7,900       659,650
MGIC Investment Corporation                               2,300       138,430
Morgan (J. P.) & Company                                  3,700       468,512
Morgan Stanley, Dean Witter & Company                    11,900     1,698,725
National City Corporation                                13,200       312,675
Northern Trust Corporation                                4,800       254,400
Old Kent Financial Corporation                            2,550        90,205
PaineWebber, Incorporated                                 3,000       116,437
Pinnacle West, Incorporated                               1,850        56,540
PNC Bank Corporation                                      6,300       280,350
Progressive Corporation                                   1,600       117,000
Providian Financial Corporation                           3,000       273,187
Regions Financial Corporation                             4,700       118,087
SAFECO Corporation                                        2,800        69,650
SLM Holding Corporation                                   3,400       143,650
SouthTrust Corporation                                    3,600       136,124
State Street Corporation                                  3,400       248,412
St. Paul Companies                                        4,900       165,068
Summit Bancorp                                            3,700       113,312
SunTrust Banks, Incorporated                              6,800       467,925
Synovus Financial Corporation                             6,000       119,250
T. Rowe Price Associates, Incorporated                    2,600        96,037
Torchmark Corporation                                     2,800        81,375
Union Planters Corporation                                3,000       118,312
UNUMprovident Corporation                                 5,098       163,455
U.S. Bancorp                                             15,500       369,093
Wachovia Corporation                                      4,300       292,400
Washingon Mutual, Incorporated                           12,384       321,983
Wells Fargo & Company                                    35,100     1,419,355
                                                                  -----------
                                                                   34,691,086
                                                                  -----------
CAPITAL GOODS - 7.87%
Allied Waste Industries, Incorporated*                    4,000        35,250
Armstrong World Industries, Incorporated                    900        30,037
Briggs & Stratton                                           500        26,812
Boeing Company                                           20,000       831,250
Caterpillar, Incorporated                                 7,600       357,675
Cooper Industries, Incorporated                           2,000        80,875
Corning, Incorporated                                     5,200       670,475
Crane Company                                             1,400        27,825
Cummins Engine Company, Incorporated                        900        43,480
Danaher Corporation                                       3,000       144,750
Deere & Company                                           5,000       216,875
Dover Corporation                                         4,400       199,650
Emerson Electric Company                                  9,300       533,587
Fluor Corporation                                         1,600        73,400
Foster Wheeler Corporation                                  900         7,987
General Dynamics Corporation                              4,300       226,825
General Electric Company                                 70,100    10,847,975
Grainger (W.W.), Incorporated                             2,000        95,625
Honeywell, Incorporated                                  16,962       978,495
Illinois Tool Works, Incorporated                         6,450       435,777
Ingersoll-Rand Company                                    3,500       192,718
ITT Industries, Incorporated                              1,900        63,531
Johnson Controls, Incorporated                            1,800       102,375
Lockheed Martin Corporation                               8,500       185,937
Masco Company                                             9,600       243,600
Milacron, Incorporated                                      800        12,300
Minnesota Mining & Manufacturing Company                  8,600       841,725
NACCO Industries, Incorporated                              200        11,112
Navistar International*                                   1,400        66,325
Northrop Grumman Corporation                              1,500        81,093
Owens Corning Fiberglass Corporation                      1,200        23,175
Pall Corporation                                          2,700        58,218
PACCAR, Incorporated                                      1,700        75,330
Parker-Hannifin Corporation                               2,400       123,150
Perkinelmer, Incorporated                                 1,000        41,688
Pitney Bowes, Incorporated                                5,700       275,381
Raytheon Company - Class B                                7,200       191,250
Rockwell International Corporation                        4,100       196,288
Solectron Corporation*                                    6,300       599,288
Textron, Incorporated                                     3,200       245,400
Thermo Electron Corporation*                              3,400        51,000
Thomas & Betts Company                                    1,200        38,250
Timken Company                                            1,300        26,568
TRW, Incorporated                                         2,600       135,038
Tyco International Limited                               36,104     1,403,542
United Technologies Corporation                          10,200       663,000
Waste Management, Incorporated                           13,270       228,078
Xerox Corporation                                        14,200       322,163
                                                                  -----------
                                                                   22,362,148
                                                                  -----------
CONSUMER CYCLICAL - 11.97%
American Greetings Company Class A                        1,400        33,075
American Online, Incorporated*                           47,800     3,605,913
Amgen, Incorporated*                                     21,800     1,309,363
AutoZone, Incorporated*                                   3,100       100,168
Bed Bath & Beyond, Incorporated*                          3,000       104,250
Best Buy Company, Incorporated*                           4,400       220,825
Black & Decker Corporation                                1,900        99,275
Brunswick Corporation                                     2,000        44,500
Carnival Corporation                                     13,200       631,125
Centex Corporation                                        1,300        32,094
Circuit City Stores, Incorporated                         4,300       193,768
Clear Channel Communications*                             7,200       642,600
Comcast Corporation Class A Special                      16,100       814,056
Cooper Tire & Rubber Company                              1,600        24,900
Consolidated Stores Corporation*                          2,400        39,000
Costco Companies, Incorporated*                           4,700       428,875
Dana Corporation                                          3,549       106,247
Dayton Hudson Corporation                                 9,400       690,312
Delphi Automotive Systems                                12,058       189,913
Deluxe Corporation                                        1,600        43,900
Dillard's, Incorporated Class A                           2,300        46,430
Dollar General Corporation                                5,650       128,537
Donnelley (R.R.) & Sons Company                           2,700        66,994
Dow Jones & Company, Incorporated                         1,900       129,200
Eaton Corporation                                         1,600       116,200
Ecolab, Incorporated                                      2,800       109,550
Federated Department Stores*                              4,500       227,531
Fleetwood Enterprises, Incorporated                         700        14,438
Ford Motor Company                                       25,800     1,378,688
Gannett Company, Incorporated                             6,000       489,375
Gap, Incorporated                                        18,275       840,650
General Motors Corporation                               13,700       995,819
Genuine Parts Company                                     3,800        94,288
Goodyear Tire & Rubber                                    3,300        93,019
Harcourt General, Incorporated                            1,500        60,375
Harrah's Entertainment, Incorporated*                     2,700        71,381
Hilton Hotels Corporation                                 7,900        76,038
Home Depot, Incorporated                                 49,200     3,373,275
Jostens, Incorporated                                       700        17,019
Kaufman & Broad Home Corporation                          1,000        24,188
K Mart Corporation*                                      10,500       105,656
Knight-Ridder, Incorporated                               1,800       107,100
Kohl's Department Stores Corporation*                     3,500       252,656
Leggett & Platt, Incorporated                             4,200        90,038
Limited (The), Incorporated                               4,600       199,238
Lowe's Companies, Incorporated                            8,200       489,950
Marriott International Class A                            5,300       167,281
May Department Stores Company                             7,150       230,588
Maytag Corporation                                        1,800        86,400
McGraw-Hill Companies, Incorporated                       4,200       258,825
Meredith Corporation                                      1,100        45,856
Mirage Resorts, Incorporated*                             4,100        62,781
New York Times Class A                                    3,700       181,763
Nordstrom, Incorporated                                   3,000        78,563
Office Depot, Incorporated*                               7,000        76,563
Penney (J.C.) Company, Incorporated                       5,600       111,650
Pep Boys - Manny, Moe & Jack                              1,100        10,038
Pulte Corporation                                           900        20,250
Sears Roebuck & Company                                   8,100       246,544
Snap-On Tools, Incorporated                               1,200        31,875
Stanley (The) Works                                       1,900        57,238
Staples, Incorporated*                                    9,950       206,463
Tandy Corporation                                         4,100       201,669
Times Mirror Company Class A                              1,300        87,100
Time Warner, Incorporated                                27,500     1,992,031
TJX Companies, Incorporated                               6,600       134,888
Toys "R" Us, Incorporated*                                5,200        74,425
Tribune Company                                           5,100       280,819
Wal-Mart Stores, Incorporated                            95,100     6,573,788
Walt Disney Company, The                                 44,100     1,289,925
Whirlpool Corporation                                     1,600       104,100
Yahoo!, Incorporated*                                     5,675     2,455,502
                                                                  -----------
                                                                   34,018,717
                                                                  -----------

CONSUMER NON-DURABLE - 16.78%
Abbott Laboratories                                      32,900     1,194,681
Alberto-Culver Company Class B                            1,200        30,975
Albertson's, Incorporated                                 9,076       292,701
Allergan, Incorporated                                    2,800       139,300
ALZA Corporation Class A*                                 2,200        76,175
American Home Products Corporation                       27,900     1,100,306
Anheuser-Busch Companies, Incorporated                    9,900       701,663
Archer-Daniels-Midland Company                           12,956       157,901
Avon Products, Incorporated                               5,200       171,600
Bausch & Lomb, Incorporated                               1,200        82,125
Baxter International, Incorporated                        6,200       389,438
Becton, Dickinson Company                                 5,300       141,775
  BestFoods, Incorporated                                 6,000       315,375
Biomet, Incorporated                                      2,400        96,000
Boston Scientific Corporation*                            8,900       194,688
Bristol-Meyers Squibb Company                            42,400     2,721,550
Brown-Forman Corporation                                  1,500        85,875
Campbell Soup Company                                     9,100       352,056
Cardinal Health, Incorporated                             6,000       287,250
CBS, Corporation*                                        16,315     1,043,140
Clorox Company                                            5,100       256,913
Coca-Cola Company                                        52,800     3,075,600
Coca-Cola Enterprises                                     9,100       183,138
Colgate-Palmolive Company                                12,400       806,000
Columbia/HCA Healthcare Corporation                      12,000       351,750
ConAgra, Incorporated                                    10,500       236,906
Coors (Adolph) Class B                                      800        42,000
C.R. Bard, Incorporated                                   1,100        58,300
CVS Corporation                                           8,400       335,475
Darden Resturants, Incorporated                           2,800        50,750
Eastman Kodak Company                                     6,700       443,875
Fortune Brands, Incorporated                              3,500       115,719
General Mills, Incorporated                               6,500       232,375
Gillette Company                                         22,900       943,194
Great Atlantic & Pacific Tea Company, Incorporated          800        22,300
Guidant Corporation                                       6,600       310,200
Hasbro, Incorporated                                      4,150        79,109
Heinz (H.J.) Company                                      7,700       306,556
HEALTHSOUTH Corporation*                                  8,300        44,613
Hershey Foods Corporation                                 3,000       142,500
Humana, Incorporated*                                     3,600        29,475
International Flavors & Fragrance, Incorporated           2,200        83,050
Johnson & Johnson Company                                29,700     2,765,813
Kellogg Company                                           8,700       268,069
Kimberly-Clark Corporation                               11,600       756,900
Kroger Company*                                          17,800       335,975
Lilly (Eli) & Company                                    23,300     1,549,450
Liz Claiborne, Incorporated                               1,300        48,913
Longs Drug Stores Corporation                               800        20,650
Mallincrokdt, Incorporated                                1,500        47,719
Manor Care, Incorporated*                                 2,200        35,200
Mattel, Incorporated                                      9,000       118,125
Mediaone Group*                                          13,100     1,006,244
McDonald's Corporation                                   28,900     1,165,031
McKesson HBOC, Incorporated                               5,972       134,743
Medtronic, Incorporated                                  25,500       929,156
Merck & Company, Incorporated                            49,900     3,346,419
NIKE, Incorporated Class B                                6,000       297,375
Newell Rubbermaid, Incorporated                           5,991       173,739
PepsiCo, Incorporated                                    31,100     1,096,275
Pfizer, Incorporated                                     82,700     2,682,581
Pharmacia & Upjohn, Incorporated                         11,100       499,500
Philip Morris Companies, Incorporated                    50,600     1,173,288
Polaroid Corporation                                      1,000        18,813
Procter & Gamble Company                                 28,100     3,078,706
Quaker Oats Company                                       2,900       190,313
Quintiles Transnational Corporation*                      2,450        45,784
RJR Nabisco Holdings Corporation                          6,950        73,844
Ralston-Ralston Purina Group                              6,900       192,338
Reebok International Limited*                             1,200         9,825
Rite Aid Corporation                                      5,500        61,531
Russell Company                                             700        11,725
Safeway, Incorporated*                                   10,900       387,631
Sara Lee Corporation                                     19,400       428,013
Schering-Plough Corporation                              31,400     1,324,688
Seagram Company, Limited                                  9,300       417,919
Supervalu, Incorporated                                   3,000        60,000
St. Jude Medical*                                         1,800        55,238
Sysco Corporation                                         7,000       276,938
Tenet Healthcare Corporation*                             6,700       157,450
TRICON Global Restaurants*                                3,300       127,463
Tupperware Corporation                                    1,200        20,325
Unilever N.V. ADR                                        12,242       666,424
United HealthCare Corporation                             3,600       191,250
UST, Incorporated                                         3,700        93,194
V.F. Corporation                                          2,500        75,000
Viacom, Incorporated - Class B*                          14,900       900,519
Walgreen Company                                         21,400       625,950
Warner-Lambert Company                                   18,300     1,499,456
Watson Pharmaceuticals, Incorporated*                     2,100        75,206
Wellpoint Health Networks*                                1,400        92,313
Wendy's International, Incorporated                       2,600        53,625
Winn-Dixie Stores, Incorporated                           3,200        76,600
Wrigley (Wm) Jr. Company                                  2,500       207,344
                                                                  -----------
                                                                   47,670,962
                                                                  -----------
ENERGY - 5.07%
Amerada Hess Corporation                                  1,900       107,825
Anadarko Petroleum Corporation                            2,700        92,138
Apache Corporation                                        2,400        88,650
Ashland, Incorporated                                     1,500        49,406
Atlantic Richfield Company                                6,900       596,850
Baker Hughes, Incorporated                                6,990       147,227
Burlington Resources, Incorporated                        4,650       153,741
Chevron Corporation                                      14,000     1,212,750
Conoco, Incorporated Class B                             13,427       334,014
Exxon Corporation                                        73,778     5,943,740
Halliburton Company                                       9,400       378,350
Helmerich & Payne, Incorporated                           1,100        23,994
Kerr-McGee Company                                        1,890       117,180
McDermott International, Incorporated                     1,300        11,780
Occidental Petroleum                                      7,900       170,838
Phillips Petroleum Company                                5,400       253,800
Rowan Companies, Incorporated*                            1,800        39,038
Royal Dutch Petroleum Company ADR                        45,800     2,768,038
Schlumberger Limited                                     11,800       663,750
Sunoco, Incorporated                                      1,900        44,650
Texaco, Incorporated                                     11,800       640,888
Tosco Corporation                                         3,100        84,281
Transocean Sedco Forex, Incorporated                      2,284        76,958
Union Pacific Resources Group                             5,400        68,850
Unocal Corporation                                        5,200       174,525
USX-Marathon Group, Incorporated                          6,600       162,938
                                                                  -----------
                                                                   14,406,199
                                                                  -----------

MANUFACTURING - 2.93%
Air Products & Chemicals, Incorporated                    4,900       164,456
Alcan Aluminum Limited                                    4,700       193,581
Alcoa, Incorporated                                       7,800       647,400
Allegheny Teledyne, Incorporated                          1,950        43,753
Avery Dennison Corporation                                2,400       174,900
Ball Corporation                                            600        23,625
Barrick Gold Corporation                                  8,400       148,575
Bemis Company                                             1,100        38,363
Bethlehem Steel Corporation*                              2,800        23,450
B.F. (The) Goodrich Company                               2,400        66,000
Boise Cascade Corporation                                 1,200        48,600
Champion International Corporation                        2,100       130,069
Crown Cork & Seal Company, Incorporated                   2,600        58,175
Dow Chemical Company                                      4,700       628,038
DuPont (E.I.) De Nemours & Company                       22,300     1,469,000
Eastman Chemical Company                                  1,700        81,069
Englehard Corporation                                     2,700        50,963
FMC Corporation*                                            700        40,119
Fort James Corporation                                    4,600       125,925
Freeport-McMoRan Copper & Gold*                           3,500        73,938
Georgia-Pacific Company                                   3,700       187,775
Great Lakes Chemical Corporation                          1,200        45,825
Hercules, Incorporated                                    2,300        64,113
Homestake Mining Company                                  5,600        43,750
Inco, Limited*                                            4,100        96,350
International Paper Company                               8,800       496,650
Louisiana Pacific Corporation                             2,300        32,775
Mead Corporation                                          2,200        95,563
Millipore Corporation                                     1,000        38,625
Monsanto Company                                         13,600       484,500
National Service Industries, Incorporated                   900        26,550
Newmont Mining Corporation                                3,600        88,200
Nucor Corporation                                         1,900       104,144
Owens-Illinois, Incorporated*                             3,200        80,200
Pactiv Corporation*                                       3,700        39,313
Phelps Dodge Corporation                                  1,765       118,476
Placer Dome, Incorporated                                 7,000        75,250
Potlatch Corporation                                        600        26,775
PPG Industries, Incorporated                              3,700       231,481
Praxair, Incorporated                                     3,400       171,063
Reynolds Metals Company                                   1,400       107,275
Rohm & Haas Company                                       4,648       189,116
Sealed Air Corporation*                                   1,800        93,262
Sherwin-Williams Company                                  3,500        73,500
Sigma-Aldrich Corporation                                 2,200        66,138
Spring Industries, Incorporated                             400        15,975
Temple-Inland, Incorporated                               1,200        79,125
Union Carbide Corporation                                 2,900       193,575
USX-U.S. Steel Group, Incorporated                        1,900        62,700
Vulcan Materials Company                                  2,100        83,869
Westvaco Corporation                                      2,100        68,513
Weyerhaeuser Company                                      5,000       359,063
Willamette Industries                                     2,400       111,450
Worthington Industries, Incorporated                      1,900        31,469
W.R. Grace & Company*                                     1,500        20,813
                                                                  -----------
                                                                    8,333,220
                                                                  -----------
SERVICE - 1.42%
Automatic Data Processing, Incorporated                  13,400       721,925
Block (H&R), Incorporated                                 2,100        91,875
Cendant Corporation*                                     15,200       403,750
Computer Sciences Corporation*                            3,600       340,650
Dun & Bradstreet Corporation                              3,400       100,300
Electronic Data Systems Corporation                      10,054       672,990
Equifax, Incorporated                                     3,000        70,688
First Data Corporation                                    9,000       443,813
IMS Health, Incorporated                                  6,600       179,438
Interpublic (The) Group of Companies, Incorporated        6,000       346,125
Omnicom Group, Incorporated                               3,800       380,000
Paychex, Incorporated                                     5,300       212,000
Service Corporation International                         5,800        40,238
Shared Medical System Corporation                           600        30,563
                                                                  -----------
                                                                    4,034,355
                                                                  -----------

TECHNOLOGY - 24.25%
3COM Corporation                                          7,400       347,800
Adaptec, Incorporated*                                    2,200       109,725
Adobe Systems, Incorporated                               2,600       174,850
ADC Telecommunications, Incorporated*                     3,200       232,200
Advanced Micro Devices, Incorporated*                     3,100        89,706
Analog Devices, Incorporated*                             3,700       344,100
Andrew Corporation*                                       1,800        34,088
Apple Computer, Incorporated*                             3,400       349,563
Applied Materials, Incorporated*                          8,100     1,026,169
Autodesk, Incorporated                                    1,300        43,875
BMC Software, Incorporated*                               5,200       415,675
Cabletron Systems, Incorporated*                          3,900       101,400
Ceridian Corporation*                                     3,100        66,844
Cisco Systems, Incorporated*                             69,900     7,488,038
Citrix Systems, Incorporated*                             1,900       233,700
COMPAQ Computers Corporation                             36,300       982,369
Computer Associates International, Incorporated          11,500       804,281
Compuware, Incorporated*                                  7,600       283,100
Comverse Technology, Incorporated*                        1,500       217,125
Dell Computer Corporation*                               54,300     2,769,300
EMC Corporation Massachusetts*                           21,743     2,375,423
Gateway 2000, Incorporated*                               6,800       490,025
General Instrument Corporation*                           3,700       314,500
Hewlett-Packard Company                                  21,800     2,483,838
IKON Office Solution, Incorporated                        3,200        21,800
Intel Corporation                                        71,400     5,877,113
International Business Machines Corporation              38,500     4,158,000
KLA-Tencor Corporation*                                   1,900       211,613
Lexmark International Group, Incorporated Class A*        2,700       244,350
LSI Logic Corporation*                                    3,200       216,000
Lucent Technologies, Incorporated                        67,000     5,012,438
Micron Technology, Incorporated*                          5,800       450,950
Microsoft Corporation*                                  110,300    12,877,525
Molex, Incorporated                                       3,400       192,737
Motorola, Incorporated                                   13,000     1,914,250
National Semiconductor*                                   3,700       158,406
Network Appliance, Incorporated*                          3,200       265,800
Nortel Networks Corporation                              28,540     2,882,540
Novell, Incorporated*                                     7,100       283,556
Oracle Systems Corporation*                              30,400     3,406,700
Parametric Technology Company*                            5,800       156,963
PE Corporation PE Biosystems Group, Incorporated          2,200       264,688
PeopleSoft, Incorporated*                                 5,200       110,825
Qualcom, Incorporated*                                   14,000     2,465,750
Seagate Technology, Incorporated*                         4,500       209,531
Scientific-Atlanta, Incorporated                          1,700        94,563
Silicon Graphics, Incorporated*                           3,900        38,269
Sun Microsystems, Incorporated*                          33,400     2,586,413
Tektronix, Incorporated                                   1,000        38,875
Tellabs, Incorporated*                                    8,600       552,013
Teradyne, Incorporated*                                   3,700       244,200
Texas Instruments, Incorporated                          17,100     1,656,563
Unisys Corporation*                                       6,600       210,788
Xilinx, Incorporated*                                     6,900       313,734
                                                                  -----------
                                                                   68,894,647
                                                                  -----------

TRANSPORTATION - .65%
AMR Corporation*                                          3,200       214,400
Burlington Northern Santa Fe Corporation                  9,800       237,650
CSX Corporation                                           4,700       147,463
Delta Air Lines, Incorporated                             2,800       139,475
FDX Corporation*                                          6,400       262,000
Kansas City Southern Industries                           2,400       179,100
Norfolk Southern Company                                  8,100       166,050
Ryder System                                              1,400        34,213
Southwest Airlines Company                               10,750       174,016
Union Pacific Corporation                                 5,300       231,213
US Airways Group, Incorporated*                           1,500        48,094
                                                                  -----------
                                                                    1,833,674
                                                                  -----------

UTILITIES - 9.45%
AES Corporation*                                          4,400       328,900
ALLTELL Corporation                                       6,700       554,006
Ameren Corporation                                        2,900        94,975
AT & T Corporation                                       68,289     3,465,667
American Electric Power Company                           4,100       131,713
Bell Atlantic Corporation                                33,200     2,043,875
BellSouth Corporation                                    40,200     1,881,863
Carolina Power & Light Company                            3,400       103,488
Central & SouthWest Corporation                           4,500        90,000
Centurytel, Incorporated                                  3,000       142,125
CINergy Corporation                                       3,400        82,025
CMS Energy Corporation                                    2,500        77,969
Coastal Corporation                                       4,600       163,013
Columbia Energy Group                                     1,700       107,525
Consolidated Edison, Incorporated                         4,700       162,150
Consolidated Natural Gas Company                          2,000       129,875
Constellation Energy Group, Incorporated                  3,200        92,800
Dominion Resources                                        4,100       160,925
DTE Energy Company                                        3,100        97,263
Duke Energy                                               7,800       390,975
Eastern Enterprises                                         600        34,463
Edison International                                      7,400       193,788
El Paso Energy Corporation                                4,900       190,181
Enron Corporation                                        15,300       678,938
Entergy Corporation                                       5,300       136,475
FirstEnergy Corporation                                   5,000       113,438
Florida Progress Corporation                              2,100        88,856
FPL Group, Incorporated                                   3,800       162,688
General Public Utilities Corporation                      2,600        77,838
Global Crossing Limited*                                 16,185       809,250
GTE Corporation                                          20,800     1,467,700
MCI WorldCom, Incorporated*                              60,709     3,221,398
New Century Energies, Incorporated                        2,500        75,938
NEXTEL Communications, Incorporated Class A*              7,800       804,375
Niagara Mohawk Holdings, Incorporated*                    4,000        55,750
Nicor, Incorporated                                       1,000        32,500
Northern States Power Company                             3,300        64,350
Oneok, Incorporated                                         700        17,588
PECO Energy Company                                       4,000       139,000
People's Energy Corporation                                 800        26,800
PG & E Corporation                                        8,200       168,100
PP & L Resources, Incorporated                            3,100        70,913
Public Service Enterprises Group, Incorporated            4,700       163,619
Reliant Energy, Incorporated                              6,300       144,113
SBC Communications, Incorporated                         72,857     3,551,779
Sempra Energy                                             5,100        88,613
Southern Company                                         14,400       338,400
Sprint Corporation FON Group                             18,600     1,252,013
Sprint PCS Group, Incorporated*                           9,250       948,125
Texas Utilities Holdings Company                          5,900       209,819
Unicom Corporation                                        4,600       154,100
US West Communications Group                             10,800       777,600
Williams Companies, Incorporated                          9,300       284,232
                                                                  -----------
                                                                   26,843,872
                                                                  -----------

          Total Common Stocks (cost $192,821,593)                 263,088,880
                                                                  -----------







SHORT-TERM INVESTMENTS<F3> - 7.04%
                                                     PRINCIPAL   VALUE
VARIABLE RATE DEMAND NOTES (1) - 6.54%
Firstar Bank (6.240% due 12/31/31)                   $10,708,146 $ 10,708,146
General Mills (6.095% due 12/31/31)                    3,590,940    3,590,940
Sara Lee (6.090% due 12/31/31)                           942,527      942,527
Warner Lambert (6.044% due 12/31/31)                   3,193,948    3,193,948
Wisconsin Corporation (6.160% due 12/31/31)              150,128      150,128
                                                                  -----------
                                                                   18,585,689
                                                                  -----------
U.S. Treasury Bill - .50%
U.S. Treasury Bill (4.960% due 01/20/00)               1,425,000    1,421,179
                                                                  -----------

  Total Short-Term Investments (cost $20,006,868)                  20,006,868
                                                                  -----------

TOTAL INVESTMENTS - 99.64% (cost $212,828,461)<F2>                283,095,748
                                                                  -----------
OTHER ASSETS AND LIABILITIES - .36%                                 1,036,337
                                                                  -----------
TOTAL NET ASSETS - 100%                                          $284,132,085
                                                                 ============
-----------------
*Non-income producing

<F1>  Interest rates vary periodically based on current market rates.  Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.

<F2> Represents cost for income tax purposes which is substantially the same
for financial reporting purposes.    Gross unrealized appreciation and
depreciation of securities as of December 31, 1999 was $85,263,024 and ($15,035,097) respectively.

<F3> Securities and other current assets with an aggregate value of $20,407,750
have been segregated with the   custodian to cover margin requirements for the
following open futures contracts at December 31, 1999:


                                                        Unrealized
Type                                  Contracts  Appreciation/(Depreciation)
Standard & Poor's 500 Index (03/00)       47          $ 459,425
Standard & Poor's 500 Index (03/00)        2             28,100
Standard & Poor's 500 Index (03/00)        1             12,300
Standard & Poor's 500 Index (03/00)        1             12,325
Standard & Poor's 500 Index (03/00)        1             12,925
Standard & Poor's 500 Index (03/00)        1              1,000
Standard & Poor's 500 Index (03/00)        2                  0
                                                        -------
                                                       $526,075
                                                       ========

CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

S&P MIDCAP 400 INDEX PORTFOLIO

COMMON STOCKS - 63.14%

                                                       SHARES    VALUE
BANKING & FINANCIAL SERVICE - 7.51%
Allmerica Financial Corporation                             900  $    50,062
AMBAC Financial Group, Incorporated                       1,100       57,405
American Financial Group, Incorporated                    1,000       26,375
Associated Banc-Corp                                      1,000       34,250
Astoria Financial Corporation                               900       27,393
CCB Financial Corporation                                   700       30,493
Charter One Financial, Incorporated                       3,440       65,790
Checkfree Holding Corporation*                              900       94,050
City National Corporation                                   700       23,055
Compass Bancshares, Incorporated                          1,900       42,393
Dime Bancorp, Incorporated                                1,800       27,225
E*Trade Group, Incorporated*                              4,000      104,500
Edwards (A.G.), Incorporated                              1,500       48,093
Everest Reinsurance Holdings                                800       17,850
FINOVA (The) Group, Incorporated                          1,000       35,500
Firstmerit Corporation                                    1,500       34,500
First Security Corporation                                3,200       81,700
First Tennessee National Corporation                      2,100       59,850
First Virginia Banks, Incorporated                          800       34,400
Gartner Group, Incorporated Class B*                      1,400       19,337
GreenPoint Financial Corporation                          1,800       42,862
Hibernia Corporation                                      2,600       27,625
Horace Mann Educators                                       700       13,737
HSB Group, Incorporated                                     500       16,905
Investment Technology Group, Incorporated                   500       14,375
Keystone Financial, Incorporated                            800       16,850
Legg Mason, Incorporated                                    900       32,625
Marshall & Isley Corporation                              1,700      106,780
Mercantile Bankshares Corporation                         1,100       35,130
National Commerce Bancorp                                 1,800       40,837
NCO Group, Incorporated*                                    400       12,050
North Fork Bancorporation, Incorporated                   2,100       36,750
Ohio Casualty Corporation                                 1,000       16,063
Old Republic International Corporation                    2,100       28,613
Oxford Health Plans*                                      1,300       16,494
Pacific Century Financial Corporation                     1,300       24,294
PMI Group (The), Incorporated                               750       36,609
Protective Life Corporation                               1,100       34,994
Provident Financial Group, Incorporated                     700       25,113
ReliaStar Financial Corporation                           1,500       58,781
Sovereign Bancorp, Incorporated                           3,600       26,831
TCF Financial Corporation                                 1,400       34,825
Unitrin, Incorporated                                     1,200       45,150
Webster Financial Corporation                               700       16,494
Westamerica Bancorporation                                  600       16,763
Wilmington Trust Corporation                                500       24,125
Zions Bancorporation                                      1,400       82,863
                                                                  ----------
                                                                   1,798,759
                                                                  ----------

CAPITAL GOODS - 3.99%
AGCO Corporation                                          1,000       13,437
Albany International Corporation Class A*                   510        7,905
American Power Conversion Corporation*                    3,200       84,400
American Standard Company*                                1,200       55,050
AMETEK, Incorporated                                        500        9,530
Carlisle Compaines, Incorporated                            500       18,000
Cirrus Logic, Incorporated*                               1,100       14,643
Cordant Technologies, Incorporated                          600       19,800
Diebold, Incorporated                                     1,100       25,850
Donaldson Company, Incorporated                             800       19,250
Federal Signal Corporation                                  800       12,850
Flowserve Corporation                                       600       10,200
Granite Construction, Incorporated                          400        7,375
Harsco Corporation                                          700       22,225
Hillenbrand Industries                                    1,100       34,855
Hubbell, Incorporated Class B                             1,100       29,975
Jacobs Engineering Group, Incorporated*                     400       13,000
Kaydon Corporation                                          500       13,405
Kennametal, Incorporated                                    500       16,812
MagneTek, Incorporated*                                     400        3,075
Miller (Herman), Incorporated                             1,300       29,900
Newport News Shipbuilding, Incorporated                     500       13,750
Nordson Corporation                                         300       14,475
Pentair, Incorporated                                       800       30,800
Precision Castparts, Incorporated                           400       10,500
Rayonier, Incorporated                                      400       19,325
Reynolds & Reynolds Class A                               1,300       29,250
SCI Systems, Incorporated*                                1,200       98,625
Sensormatic Electronics Corporation*                      1,200       20,925
Sequa Corporation*                                          200       10,787
SPX Corporation*                                            500       40,405
Stewart & Stevenson Services, Incorporated                  500        5,922
Structural Dynamics Research Corporation*                   600        7,650
Symbol Technologies, Incorporated                         1,400       88,987
Tecumseh Products Company Class A                           300       14,155
Trinity Industries                                          600       17,062
Vishay Intertechnology, Incorporated*                     1,375       43,483
Wallace Computer Services, Incorporated                     700       11,637
York International Corporation                              600       16,462
                                                                  ----------
                                                                     955,737
                                                                  ----------
CONSUMER CYCLICAL - 5.55%
ACNielsen Corporation*                                      900       22,163
Abercrombie & Fitch Company*                              1,700       45,368
American Eagle Outfitters*                                  800       36,000
Arvin Industries, Incorporated                              400       11,350
Bandag, Incorporated                                        400       10,000
Barnes & Noble, Incorporated*                             1,100       22,687
Belo (A.H.) Corporation                                   1,900       36,219
BJ's Wholesale Club, Incorporated*                        1,200       43,800
Borders Group, Incorporated*                              1,300       20,880
Borg-Warner Automotive, Incorporated                        400       16,200
Burlington Industries, Incorporated*                        900        3,600
Callaway Golf Company                                     1,200       21,225
CBRL Group, Incorporated                                  1,000        9,702
Claire's Stores, Incorporated                               800       17,900
Clayton Homes, Incorporated                               2,300       21,130
CompUSA, Incorporated*                                    1,500        7,687
Dollar Tree Stores, Incorporated*                         1,000       48,437
Family Dollar Stores, Incorporated                        2,800       45,675
Fastenal Company*                                           600       26,962
Furniture Brands International, Incorporated*               800       17,600
Heilig-Meyers Company                                     1,000        2,750
Houghton Mifflin Company                                    500       21,093
Imation Corporation*                                        600       20,137
International Game Technology*                            1,500       30,468
Jones Apparel Group, Incorporated*                        2,000       54,250
Lands' End, Incorporated*                                   500       17,375
Lear Corporation*                                         1,100       35,200
Lee Enterprises, Incorporated                               700       22,355
Mark IV Industries, Incorporated                            800       14,150
Media General, Incorporated                                 400       20,800
Meritor Automotive, Incorporated                          1,100       21,312
Micro Warehouse, Incorporated*                              600       11,100
Modine Manufacturing Company                                500       12,500
Mohawk Industries, Incorporated*                          1,000       26,375
Neiman-Marcus Group, Incorporated*                          800       22,350
OfficeMax, Incorporated*                                  1,900       10,450
Payless ShoeSource, Incorporated*                           500       23,500
Readers Digest Association                                1,700       49,725
Ross Stores, Incorporated                                 1,500       26,906
Saks, Incorporated*                                       2,400       37,350
Scholastic Corporation*                                     300       18,656
Shaw Industries, Incorporated                             2,200       33,963
Superior Industries, Incorporated                           400       10,725
Teleflex, Incorporated                                      600       18,788
Tiffany & Company                                         1,200      107,100
Unifi, Incorporated*                                      1,000       12,313
USG Corporation                                             800       37,700
Visx, Incorporated*                                       1,100       56,925
Warnaco Group (The) Class A                                 900       11,081
WestPoint Stevens, Incorporated                             900       15,750
Williams-Sonoma, Incorporated*                              900       41,400
                                                                  ----------
                                                                   1,329,132
                                                                  ----------
CONSUMER NON-DURABLE - 12.53%
Acuson Corporation*                                         400        5,025
Appria Healthcare Group, Incorporated*                      900       16,144
Banta Corporation                                           400        9,025
Beckman Coulter, Incorporated                               500       25,438
Bergen Brunswig Corporation Class A                       2,200       18,288
Beverly Enterprises, Incorporated*                        1,700        7,438
Bob Evans Farms, Incorporated                               600        9,263
Brinker International, Incorporated*                      1,100       26,400
Buffets, Incorporated*                                      700        7,000
Carter-Wallace, Incorporated                                700       12,556
Chris-Craft Industries, Incorporated*                       600       43,275
Church & Dwight Company, Incorporated                       600       16,013
Cintas Corporation*                                       1,800       95,625
Comdisco, Incorporated                                    2,500       93,125
Concord EFS, Incorporated*                                3,350       86,263
Covance, Incorporated*                                    1,000       10,813
Dean Foods Company                                          600       23,850
DENTSPLY International, Incorporated                        900       21,263
Devry, Incorporated*                                      1,100       20,488
Dial (The) Corporation                                    1,700       41,331
Dole Food Company, Incorporated                             900       14,625
Dreyer's Grand Ice Cream, Incorporated                      500        8,500
Express Scripts Incorporated*                               600       38,400
First Health Group Corporation*                             800       21,500
Flowers Industries, Incorporated                          1,600       25,500
Forest Laboratories Class A*                              1,400       86,013
Foundation Health Systems Class A*                        2,000       19,875
Gilead Sciences, Incorporated*                              700       37,888
Gtech Holdings Corporation*                                 600       13,200
Hannaford Brothers Company                                  700       48,519
Harte-Hanks, Incorporated                                 1,100       23,925
Health Management Association Class A*                    4,200       56,175
Hispanic Broadcasting Corporation*                          930       85,763
Hon Industries                                            1,000       21,938
Hormel Foods Corporation                                  1,200       48,750
ICN Pharmaceuticals, Incorporated                         1,300       32,906
International Multifoods, Incorporated                      300        3,975
International Speedway Corporation Class A*                 900       45,338
Interstate Bakeries Corporation                           1,100       19,938
Iowa Beef Processing, Incorporated*                       1,500       27,000
IVAX Corporation*                                         1,700       43,775
Lancaster Colony Corporation                                700       23,188
Lance, Incorporated                                         500        5,000
Lincare Holdings, Incorporated*                             900       31,219
Lone Star Steakhouse & Saloon, Incorporated*                500        4,461
Mandalay Resort Group, Incorporated*                      1,500       30,188
McCormick & Company, Incorporated                         1,200       35,700
MedImmune, Incorporated*                                  1,100      182,463
Millennium Pharmaceuticals, Incorporated*                   650       79,300
Minimed, Incorporated*                                      500       36,625
Modis Professional Services, Incorporated*                1,600       22,800
Mylan Laboratories, Incorporated*                         2,100       52,894
Navigant Consulting Company*                                700        7,613
Omnicare, Incorporated                                    1,500       18,000
Outback Steakhouse, Incorporated*                         1,200       31,125
PacifiCare Health System Class B*                           700       37,100
Papa John's International, Incorporated*                    500       13,031
Park Place Entertainment*                                 5,000       62,500
Perrigo Company*                                          1,200        9,600
Premier Parks, Incorporated*                              1,300       37,538
PSS World Medical, Incorporated*                          1,200       11,325
Quorum Health Group, Incorporated*                        1,200       11,175
RJ Reynolds Tobacco Holdings, Incorporated                1,800       31,725
Ruddick Corporation                                         800       12,400
Sepracor, Incorporated*                                     500       49,594
Smucker (The J.M.) Company Class A                          500        9,750
Standard Register Company                                   500        9,688
Starbuck Corporation*                                     3,000       72,750
STERIS Corporation*                                       1,100       11,344
Stryker Corporation                                       1,600      111,400
Suiza Foods Corporation*                                    500       19,813
Sybron International Corporation                          1,700       41,969
Total Renal Care Holdings, Incorporated*                  1,300        8,694
Trigon Healthcare, Incorporated*                            600       17,700
Tyson Foods, Incorporated Class A                         3,800       61,750
Universal Corporation                                       500       11,406
Universal Foods Corporation                                 800       16,300
Univision Commiunication, Incorporated*                   1,700      173,719
U.S. Foodservices, Incorporated*                          1,700       28,475
Viad Corporation                                          1,600       44,600
Vlasic Foods International, Incorporated*                   700        3,981
Washington Post Class B                                     200      111,175
Westwood One, Incorporated*                                 900       68,400
Whitman Corporation                                       2,300       30,906
                                                                  ----------
                                                                   3,002,510
                                                                  ----------

ENERGY - 3.47%
BJ Services Company*                                      1,200       50,175
Devon Energy Corporation                                  1,400       46,025
ENSCO International, Incorporated*                        2,200       50,325
Global Marine, Incorporated*                              2,900       48,213
Hanover Compressor Company*                                 450       16,988
Kinder Morgan, Incorporated                               1,800       36,338
Murphy Oil Corporation                                      700       40,163
Nabor Industries, Incorporated*                           2,300       71,156
National Fuel Gas Company                                   600       27,900
Noble Affiliates                                            900       19,294
Noble Drilling Corporation*                               2,200       72,050
Ocean Energy, Incorporated*                               2,700       20,925
Pennzoil-Quaker State Company                             1,300       13,244
Pioneer Natural Resources Company*                        1,600       14,300
Questar Corporation                                       1,400       21,000
Santa Fe Synder Corporation*                              3,000       24,000
Smith International, Incorporated*                          800       39,750
Tidewater, Incorporated                                     900       32,400
Transocean Sedco Forex, Incorporated                      1,600       53,900
Ultramar Diamond Shamrock Corporation*                    1,400       31,763
Valero Energy Corporation                                   900       17,888
Varco International, Incorporated*                        1,100       11,206
Weatherford International, Incorporated*                  1,800       71,888
                                                                  ----------
                                                                     830,891
                                                                  ----------
MANUFACTURING - 3.64%
Airgas, Incorporated*                                     1,100       10,450
AK Steel Holding Corporation                              1,700       32,088
Albemarle Corporation                                       800       15,350
Bowater, Incorporated                                       800       43,450
Cabot Corporation                                         1,100       22,413
Carpenter Technology, Incorporated                          400       10,975
CDW Computer Centers*                                       700       55,038
Chesapeake Corporation                                      300        9,150
CK Witco Corporation                                      1,924       25,734
Cleveland-Cliffs Corporation, Incorporated                  200        6,225
Consolidated Papers, Incorporated                         1,500       47,719
Cytec Industries*                                           700       16,188
Dexter Corporation                                          400       15,900
Ethyl Corporation                                         1,400        5,513
Federal Mogul Corporation                                 1,200       24,150
Ferro Corporation                                           600       13,200
Fuller (H.B.) Company                                       200       11,188
Georgia Gulf Corporation                                    500       15,219
Georgia-Pacific Company Timber Group                      1,400       34,475
Glatfeler (P.H.) Company                                    700       10,194
Hanna (M.A.) Company                                        800        8,750
IMC Global, Incorporated                                  1,900       31,113
Longview Fibre Company                                      800       11,400
Lubrizol (The) Corporation                                  900       27,788
Lyondell Chemical Company                                 1,900       24,225
Martin Marietta Materials, Incorporated                     800       32,800
MAXXAM, Incorporated*                                       100        4,288
Minerals Technologies, Incorporated                         300       12,019
Novellus Systems, Incorporated*                             600       73,519
Olin Corporation                                            700       13,869
Oregon Steel Mills, Incorporated                            400        3,175
Quantum Corporation-DLT & Storage*                        2,700       40,838
RPM, Incorporated                                         1,800       18,338
Ryerson Tull, Incorporated*                                 400        7,775
Schulman (A.), Incorporated                                 500        8,156
Solutia, Incorporated                                     1,800       27,788
Sonoco Products, Incorporated                             1,700       38,675
Southdown, Incorporated                                     600       30,975
UCAR International, Incorporated*                           700       12,468
Wausau-Mosinee Paper Mills                                  800        9,350
Wellman, Incorporated                                       600       11,175
                                                                  ----------
                                                                     873,103
                                                                  ----------
SERVICE - 1.87%
Apollo Group, Incorporated*                               1,300       26,081
Cambridge Technology Partner (Mass.), Incorporated*       1,000       26,250
Convergys Corporation                                     2,550       78,413
Fiserv, Incorporated                                      2,000       76,625
Kelly Services, Incorporated Class A                        600       15,075
Manpower, Incorporated                                    1,200       45,150
NCH Corporation                                             100        4,456
NOVA Corporation*                                         1,200       37,875
Ogden Corporation                                           800        9,550
Olsten Corporation                                        1,300       14,706
Pittston Brink's Group, Incorporated                        700       15,400
Robert Half International, Incorporated*                  1,500       42,844
Rollins, Incorporated                                       500        7,500
Sotheby's, Incorporated                                   1,000       30,000
Stewart Enterprises, Incorporated Class A                 1,800        8,550
Sylvan Learning Systems, Incorporated*                      800       10,400
                                                                  ----------
                                                                     448,875
                                                                  ----------
TECHNOLOGY - 16.63%
Adtran, Incorporated*                                       600       30,863
Affiliated Computer, Incorporated*                          800       36,800
Altera Corporation*                                       3,300      163,556
Arrow Electronics, Incorporated*                          1,600       40,600
Atmel Corporation*                                        3,300       97,556
Avnet, Incorporated                                         700       42,350
Axciom Corporation*                                       1,400       33,600
Biogen, Incorporated*                                     2,500      211,250
Cadence Design Systems, Incorporated*                     4,000       96,000
Chiron Corporation*                                       3,000      127,125
Cypress Semiconductor, Corporation*                       1,800       58,275
DST Systems, Incorporated*                                1,000       76,313
Electronic Arts, Incorporated*                            1,000       84,000
Genzyme Corporation-General Division*                     1,400       63,000
Harris Corporation                                        1,300       34,694
Informix Corporation*                                     3,300       37,744
Intergrated Device, Incorporated*                         1,500       43,500
Intuit, Incorporated*                                     3,200      191,800
Jabil Circuit, Incorporated*                              1,400      102,200
Keane, Incorporated*                                      1,200       38,100
Legato Systems, Incorporated*                             1,400       96,338
Linear Technology Corporation                             2,500      178,906
Litton Industries, Incorporated*                            700       34,913
Maxim Integrated Products, Incorporated*                  4,400      207,625
Mentor Graphics Corporation*                              1,100       14,506
Microchip Technologies, Incorporated*                       800       54,750
NCR Corporation*                                          1,600       60,600
Network Associates, Incorporated*                         2,300       61,381
Policy Management Systems Corporation*                      600       15,338
Polycom, Incorporated*                                      500       31,844
QLogic Corporation*                                         600       95,925
Rational Software Corporation*                            1,400       68,775
Sanmina Corporation*                                      1,000       99,875
Siebel Systems, Incorporated*                             3,200      268,800
Sterling Commerce, Incorporated*                          1,400       47,688
Sterling Software, Incorporated*                          1,400       44,100
Storage Technology Corporation*                           1,600       29,500
SunGard Data Systems, Incorporated                        2,100       49,875
Sykes Enterprises, Incorporated*                            700       30,713
Symantec Corporation*                                     1,000       58,625
Synopsys, Incorporated*                                   1,200       80,100
Transaction Systems Architects, Incorporated*               500       14,000
Veritas Software Corporation*                             4,200      601,125
Vitesse Semiconductor Corporation*                        2,500      131,094
                                                                  ----------
                                                                   3,985,722
                                                                  ----------
TRANSPORTATION - 1.32%
Airborne Freight Corporation                                800       17,600
Alaska Airgroup, Incorporated*                              400       14,050
Alexander & Baldwin, Incorporated                           700       15,969
Arnold Industries, Incorporated                             400        5,625
CNF Transportation, Incorporated*                           800       27,600
GATX Corporation                                            800       27,000
Harley Davidson, Incorporated                             2,500      160,156
Hunt (J.B.) Transportation Services, Incorporated           600        8,306
Overseas Shipholding Group                                  600        8,888
Swift Transportation Company, Incorporated*               1,100       19,388
Wisconsin Central Transportion Corporation*                 800       10,750
                                                                  ----------
                                                                     315,332
                                                                  ----------
UTILITIES - 6.63%
AGL Resources, Incorporated                                 900       15,300
Allegheny Energy, Incorporated                            1,800       48,488
Alliant Energy Corporation                                1,300       35,750
American Water Works, Incorporated                        1,600       34,000
Black Hills Corporation                                     300        6,656
Blyth Industries, Incorporated*                             750       18,422
Broadwing, Incorporated*                                  3,500      129,063
Calpine Corporation*                                      1,000       64,000
Cleco Corporation                                           400       12,825
CMP Group, Incorporated                                     500       13,781
COMSAT Corporation                                          907       18,027
Conectiv, Incorporated                                    1,500       25,219
DPL, Incorporated                                         2,600       45,013
DQE, Incorporated                                         1,200       41,550
Energy East Corporation                                   1,900       39,544
Hawaiian Electric Industries, Incorporated*                 500       14,438
IDACORP, Incorporated*                                      600       16,088
Illinova Corporation                                      1,100       38,225
Indiana Energy, Incorporated                                500        8,875
IPALCO, Incorporated                                      1,400       23,887
Kansas City Power & Light Company                         1,000       22,063
KeySpan Energy Corporation                                2,200       51,013
LG&E Energy Corporation                                   2,100       36,619
MCN Energy Group, Incorporated                            1,400       33,250
MidAmerican Energy Holdings Company*                      1,000       33,688
Minnesota Power, Incorporated                             1,200       20,325
Montana Power Company                                     1,800       64,913
New England Electric System                               1,000       51,750
NiSource, Incorporated                                    2,000       35,750
Northeast Utilities                                       2,200       45,238
NSTAR*                                                    1,000       40,500
OGE Energy Corporation                                    1,300       24,700
Potomac Electric Power Company                            1,900       43,581
Public Services Company of New Mexico                       700       11,375
Puget Sound Energy, Incorporated                          1,400       27,125
SCANA Corporation                                         1,700       45,688
Sierra Pacific Resources, Incorporated                    1,300       22,506
Tech Data Corporation*                                      900       24,413
TECO Energy, Incorporated                                 2,100       38,981
Telephone & Data Systems, Incorporated                    1,000      126,000
UtiliCorp United, Incorporated                            1,500       29,156
Washington Gas Light Company                                800       22,000
Waters Corporation*                                       1,000       53,000
Wisconsin Energy Corporation                              1,900       36,575
                                                                  ----------
                                                                   1,589,360
                                                                  ----------

  Total Common Stocks (cost $14,150,437)                          15,129,421
                                                                  ----------

UNIT INVESTMENT TRUST  - 3.10%

MidCap SPDR Trust Unit Series I                           9,150      742,294
                                                                  ----------

      Total Unit Investment Trust (cost $695,562)                    742,294
                                                                  ----------
SHORT-TERM INVESTMENTS<F3> - 33.44%
                                                      PRINCIPAL  VALUE
VARIABLE RATE DEMAND NOTES<F1> - 9.69%
Firstar Bank (4.240% due 12/31/31)                    $ 850,005      850,005
General Mills (6.095% due 12/31/31)                     420,016      420,016
Pitney Bowes (6.095% due 12/31/31)                      802,698      802,698
Wisconsin Corp. (6.160% due 12/31/31)                   249,320      249,320
                                                                  ----------
                                                                   2,322,039
                                                                  ----------
U.S. TREASURY BILL - 23.75%
U.S. Treasury Bill (4.975% due 01/13/00)              5,700,000    5,690,633
                                                                  ----------

Total Short-Term Investments (cost $8,012,672)                     8,012,672
                                                                  ----------

TOTAL INVESTMENTS - 99.68% (cost <F2>                             23,884,387
                                                                  ----------
OTHER ASSETS AND LIABILITIES - .32%                                   78,985
                                                                  ----------
TOTAL NET ASSETS - 100%                                          $23,963,372
                                                                  ==========
--------------------
*Non-income producing

<F1>  Interest rates vary periodically based on current market rates.  The maturity shown for each variable rate demand note is the later of the next scheduled interest rate adjustment date or the date on which principal can be recovered through demand. Information as of December 31, 1999.

<F2>  Represents cost for income tax purposes which is substantially the same
for financial reporting purposes.    Gross unrealized appreciation and
depreciation of securities as of December 31, 1999 was $2,962,796 and ($1,974,498) respectively.

<F3>  Securities and other current assets with an aggregate value of $8,084,700
have been segregated with the custodian                 to cover margin
requirements for the following open futures contracts at December 31, 1999:

                                                       Appreciation/
Type                                       Contracts  (Depreciation)
Standard & Poor's MidCap 400 Index (03/00)    36        $ 1,064,700

The accompanying notes are an integral part of the financial statements.



CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

BALANCED INDEX PORTFOLIO

COMMON STOCKS - 57.24%
                                                      SHARES     VALUE
BANKING & FINANCIAL SERVICE - 7.63%
Aetna Life and Casualty Company                             400     $ 22,325
AFLAC, Incorporated                                         700       33,031
Allstate (The) Corporation                                2,100       50,400
American Express Company                                  1,200      199,500
American General Corporation                                600       45,525
American International Group, Incorporated                4,000      432,500
AmSouth Bancorp, Incorporated                             1,000       19,313
Aon Corporation                                             700       28,000
Associates First Capital Corporation                      1,900       52,131
BB&T Corporation                                            800       21,900
Banc One Corporation                                      3,000       96,188
BankAmerica Corporation                                   4,500      225,844
Bank of New York Company, Incorporated                    1,900       76,000
Bear Stearns Companies, Incorporated                        300       12,825
Capital One Financial Corporation                           500       24,094
Charles Schwab Corporation                                2,100       80,588
Chase Manhattan Corporation                               2,200      170,913
Chubb Corporation                                           500       28,156
CIGNA Corporation                                           500       40,281
Cincinnati Financial Corporation                            400       12,475
Citigroup, Incorporated                                   8,800      488,950
Comerica, Incorporated                                      400       18,675
Conseco, Incorporated                                       800       14,300
Countrywide Credit Industries, Incorporated                 300        7,575
Fannie Mae                                                2,700      168,581
Federal Home Loan Mortgage Corporation                    1,800       84,713
Fifth Third Bancorp                                         800       58,700
First Union Corporation                                   2,500       82,031
Firstar Corporation                                       2,600       54,925
Fleet Financial Group, Incorporated                       2,400       83,550
Franklin Resources, Incorporated                            700       22,444
Golden West Financial, Incorporated                         400       13,400
Hartford Financial Services Group                           600       28,425
Household International, Incorporated                     1,200       44,700
Huntington Bancshares                                       600       14,325
Jefferson-Pilot Corporation                                 300       20,475
KeyCorp                                                   1,200       26,550
Lehman Brothers Holdings                                    300       25,406
Lincoln National Corporation                                500       20,000
Loews Corporation                                           300       18,206
Marsh & McLennan Companies, Incorporated                    700       66,981
MBIA, Incorporated                                          300       15,844
MBNA Corporation                                          2,100       57,225
Mellon Bank Corporation                                   1,300       44,281
Merrill Lynch & Company                                   1,000       83,500
MGIC Investment Corporation                                 300       18,056
Morgan (J. P.) & Company                                    500       63,313
Morgan Stanley, Dean Witter & Company                     1,500      214,125
National City Corporation                                 1,600       37,900
Northern Trust Corporation                                  600       31,800
Old Kent Financial Corporation                              300       10,613
PaineWebber Group, Incorporated                             400       15,525
Pinnacle West, Incorporated                                 200        6,113
PNC Bank Corporation                                        800       35,600
Progressive Corporation                                     200       14,625
Providian Financial Corporation                             400       36,425
Regions Financial Corporation                               600       15,075
SAFECO Corporation                                          300        7,463
SLM Holding Corporation                                     400       16,900
SouthTrust Corporation                                      400       15,125
State Street Corporation                                    400       29,225
St. Paul Companies                                          600       20,213
Summit Bancorp                                              500       15,313
SunTrust Banks, Incorporated                                800       55,050
Synovus Financial Corporation                               700       13,913
Torchmark Corporation                                       300        8,719
T. Rowe Price Associates, Incorporated                      300       11,081
Union Planters Corporation                                  400       15,775
UNUMprovident Corporation                                   600       19,238
U.S. Bancorp                                              1,900       45,244
Wachovia Corporation                                        500       34,000
Washingon Mutual, Incorporated                            1,500       39,000
Wells Fargo & Company                                     4,300      173,881
                                                                  ----------
                                                                   4,255,061
                                                                  ----------
CAPITAL GOODS - 4.85%
Allied Waste Industries, Incorporated*                      500        4,406
Armstrong World Industries, Incorporated                    100        3,338
Boeing Company                                            2,500      103,907
Briggs & Stratton Corporation                               100        5,364
Caterpillar, Incorporated                                   900       42,357
Cooper Industries, Incorporated                             200        8,089
Corning, Incorporated                                       600       77,363
Crane Company                                               200        3,975
Cummins Engine Company, Incorporated                        100        4,832
Danaher Corporation                                         400       19,300
Deere & Company                                             600       26,026
Dover Corporation                                           500       22,688
Emerson Electric Company                                  1,100       63,113
Fluor Corporation                                           200        9,175
Foster Wheeler Corporation                                  100          888
General Dynamics Corporation                                500       26,375
General Electric Company                                  8,500    1,315,375
Grainger (W.W.), Incorporated                               200        9,563
Honeywell, Incorporated                                   2,000      115,375
Illinois Tool Works, Incorporated                           800       54,050
Ingersoll-Rand Company                                      400       22,025
ITT Industries, Incorporation                               200        6,688
Johnson Controls, Incorporated                              200       11,375
Lockheed Martin Corporation                               1,000       21,875
Masco Company                                             1,200       30,450
Milacron, Incorporated                                      100        1,538
Minnesota Mining & Manufacturing Company                  1,000       97,875
Navistar International, Incorporated*                       200        9,475
Northrop Grumman Corporation                                200       10,813
Owens-Corning Fiberglass Corporation                        100        1,931
PACCAR, Incorporated                                        200        8,863
Pall Corporation                                            300        6,469
Parker-Hannifin Corporation                                300        15,394
Perkinelmer, Incorporated                                   100        4,169
Pitney-Bowes, Incorporated                                  700       33,819
Raychem Corporation                                         900       23,906
Rockwell International Corporation                          500       23,938
Solectron Corporation*                                      800       76,100
Textron, Incorporated                                       400       30,675
Thermo Electron Corporation*                                400        6,000
Thomas & Betts Company                                      100        3,188
Timken Company                                              200        4,088
TRW, Incorporated                                           300       15,581
Tyco International Limited                                4,300      167,163
United Technologies Corporation                           1,300       84,500
Waste Management, Incorporated                            1,600       27,500
Xerox Corporation                                         1,700       38,569
                                                                  ----------
                                                                   2,699,526
                                                                  ----------

CONSUMER CYCLICAL - 7.35%
American Greetings Company Class A                          200        4,725
American Online, Incorporated*                            5,800      437,538
AutoZone, Incorporated*                                     400       12,925
Bed Bath & Beyond, Incorporated*                            400       13,900
Best Buy Company, Incorporated*                             500       25,094
Black & Decker Corporation                                  200       10,450
Brunswick Corporation                                       200        4,450
Carnival Corporation                                      1,600       76,500
Centex Corporation                                          200        4,938
Circuit City Stores, Incorporated                           500       22,531
Clear Channel Communications*                               900       80,325
Comcast Corporation Class A Special                       1,900       96,069
Consolidated Stores Corporation*                            300        4,875
Cooper Tire & Rubber Company                                200        3,113
Costco Wholesale Corporation*                               600       54,750
Dana Corporation                                            400       11,975
Dayton Hudson Corporation                                 1,100       80,781
Delphi Automotive Systems                                 1,500       23,625
Deluxe Corporation                                          200        5,488
Dillard's, Incorporated Class A                             300        6,056
Dollar General Corporation                                  600       13,650
Donnelley (R.R.) & Sons Company                             300        7,444
Dow Jones & Company, Incorporated                           200       13,600
Eaton Corporation                                           200       14,525
Ecolab, Incorporated                                        300       11,738
Federated Department Stores*                                500       25,281
Fleetwood Enterprises                                       100        2,063
Ford Motor Company                                        3,100      165,656
Gannett Company, Incorporated                               700       57,094
Gap, Incorporated                                         2,200      101,200
General Motors Corporation                                1,700      123,569
Genuine Parts Company                                       500       12,406
Goodyear Tire & Rubber                                      400       11,275
Harcourt General, Incorporated                              200        8,050
Harrah's Entertainment, Incorporated*                       300        7,931
Hilton Hotels Corporation                                 1,000        9,625
Home Depot, Incorporated                                  5,850      401,091
Jostens, Incorporated                                       100        2,431
Kaufman & Broad Home Corporation                            100        2,419
K Mart Corporation*                                       1,300       13,081
Knight-Ridder, Incorporated                                 200       11,900
Kohl's Department Stores Corporation*                       400       28,875
Leggett & Platt, Incorporated                               500       10,719
Limited (The), Incorporated                                 600       25,988
Lowe's Companies, Incorporated                            1,000       59,750
Marriott International Class A                              600       18,938
May Department Stores Company                               900       29,025
Maytag Corporation                                          200        9,600
Mediaone Group*                                           1,600      122,900
McGraw-Hill Companies, Incorporated                         500       30,813
Meredith Corporation                                        100        4,169
Mirage Resorts, Incorporated*                               500        7,656
National Service Industries, Incorporated                   100        2,950
New York Times Class A                                      500       24,563
Nordstrom, Incorporated                                     400       10,475
Office Depot, Incorporated*                               1,000       10,938
Penney (J.C.) Company, Incorporated                         700       13,956
Pep Boys-Manny, Moe & Jack                                  100          913
Pulte Corporation                                           100        2,250
Sears Roebuck & Company                                   1,000       30,438
Snap-On Tools, Incorporated                                 200        5,313
Stanley (The) Works                                         200        6,025
Staples, Incorporated*                                    1,200       24,900
Tandy Corporation                                           500       24,594
Time Warner, Incorporated                                 3,400      246,288
Times Mirror Company Class A                                200       13,400
TJX Companies, Incorporated                                 800       16,350
Toys "R" Us, Incorporated*                                  600        8,588
Tribune Company                                             600       33,038
Wal-Mart Stores, Incorporated                            11,600      801,850
Walt Disney Company, The                                  5,400      157,950
Whirlpool Corporation                                       200       13,013
Yahoo!, Incorporated*                                       700      302,881
                                                                  ----------
                                                                   4,095,243
                                                                  ----------

CONSUMER NON-DURABLE - 10.45%
Abbott Laboratories                                       4,000      145,250
Alberto-Culver Company Class B                              100        2,581
Albertson's, Incorporated                                 1,100       35,475
Allergan, Incorporated                                      300       14,925
ALZA Corporation Class A*                                   300       10,388
American Home Products Corporation                        3,400      134,088
Amgen, Incorporated*                                      2,600      156,163
Anheuser-Busch Companies, Incorporated                    1,200       85,050
Archer-Daniels-Midland Company                            1,600       19,500
Avon Products, Incorporated                                 700       23,100
Bausch & Lomb, Incorporated                                 100        6,844
Baxter International, Incorporated                          800       50,250
Becton, Dickinson Company                                   700       18,725
BestFoods, Incorporated                                     700       36,794
Biomet, Incorporated                                        300       12,000
Boston Scientific Corporation*                            1,100       24,063
Bristol-Meyers Squibb Company                             5,200      333,775
Brown Foremann Class B                                      200       11,450
Campbell Soup Company                                     1,100       42,556
Cardinal Health, Incorporated                               700       33,513
CBS, Corporation*                                         2,000      127,875
Clorox Company                                              600       30,225
Coca-Cola Company                                         6,400      372,800
Coca-Cola Enterprises                                     1,100       22,138
Colgate-Palmolive Company                                 1,500       97,500
Columbia/HCA Healthcare Corporation                       1,500       43,969
ConAgra, Incorporated                                     1,300       29,331
Coors (Adolph) Class B                                      100        5,250
C.R. Bard, Incorporated                                     100        5,300
CVS Corporation                                           1,000       39,938
Darden Restaurants                                          300        5,437
Eastman Kodak Company                                       800       53,000
Fortune Brands, Incorporated                                400       13,224
General Mills, Incorporated                                 800       28,600
Gillette Company                                          2,800      115,324
Great Atlantic & Pacific Tea Company, Incorporated          100        2,787
Guidant Corporation*                                        800       37,600
Hasbro, Incorporated                                        500        9,530
Heinz (H.J.) Company                                        900       35,830
HEALTHSOUTH Corporation*                                  1,100        5,912
Hershey Foods Corporation                                   400       19,000
Humana, Incorporated*                                       400        3,274
International Flavors & Fragrance, Incorporated             300       11,324
Johnson & Johnson Company                                 3,500      325,937
Kellogg Company                                           1,100       33,893
Kimberly-Clark Corporation                                1,400       91,350
Kroger Company*                                           2,200       41,525
Lilly (Eli) & Company                                     2,800      186,200
Liz Claiborne, Incorporated                                 200        7,525
Longs Drug Stores Corporation                               100        2,580
Mallincrokdt, Incorporated                                  200        6,362
Manor Care, Incorporated*                                   300        4,800
Mattel, Incorporated                                      1,100       14,437
McDonald's Corporation                                    3,500      141,093
McKesson HBOC, Incorporated                                 700       15,793
Medtronic, Incorporated                                   3,000      109,312
Merck & Company, Incorporated                             6,100      409,080
Newell Rubbermaid, Incorporated                             700       20,300
NIKE, Incorporated Class B                                  700       34,693
PepsiCo, Incorporated                                     3,800      133,950
Pfizer, Incorporated                                     10,100      327,618
Pharmacia & Upjohn, Incorporated                          1,300       58,500
Philip Morris Companies, Incorporated                     6,200      143,762
Polaroid Corporation                                        100        1,880
Procter & Gamble Company                                  3,500      383,468
Quaker Oats Company                                         300       19,687
Quintiles Transnational Corporation*                        300        5,605
RJR Nabisco Holdings, Incorporated                          800        8,500
Ralston-Ralston Purina Group                                800       22,300
Reebok International Limited*                               100          818
Rite Aid Corporation                                        700        7,830
Russell Company                                             100        1,674
Safeway, Incorporated*                                    1,300       46,230
Sara Lee Corporation                                      2,300       50,743
Schering-Plough Corporation                               3,800      160,312
Seagram Company, Limited*                                 1,100       49,430
Supervalu, Incorporated                                     400        8,000
St. Jude Medical*                                           200        6,137
Sysco Corporation                                           900       35,605
Tenet Healthcare Corporation*                               800       18,800
TRICON Global Restaurants*                                  400       15,450
Tupperware Corporation                                      200        3,387
Unilever N.V. ADR                                         1,500       81,655
United HealthCare Corporation                               500       26,562
UST, Incorporated                                           500       12,593
V.F. Corporation                                            300        9,000
Viacom, Incorporated Class B*                             1,800      108,787
Walgreen Company                                          2,600       76,050
Warner-Lambert Company                                    2,200      180,262
Watson Pharmaceuticals, Incorporated*                       200        7,162
Wellpoint Health Networks, Incorporated*                    200       13,187
Wendy's International, Incorporated                         300        6,187
Winn-Dixie Stores, Incorporated                             400        9,574
Wrigley (Wm), Jr. Company                                   300       24,880
                                                                  ----------
                                                                   5,822,123
                                                                  ----------
ENERGY - 3.13%
Amerada Hess Corporation                                    200       11,350
Anadarko Petroleum Corporation                              300       10,238
Apache Corporation                                          300       11,081
Ashland, Incorporated                                       200        6,588
Atlantic Richfield Company                                  800       69,200
Baker Hughes, Incorporated                                  900       18,956
Burlington Resources, Incorporated                          600       19,838
Chevron Corporation                                       1,700      147,263
Conoco, Incorporated Class B                              1,600       39,800
Exxon Corporation                                         9,000      725,063
Halliburton Company                                       1,100       44,275
Helmerich & Payne, Incorporated                             100        2,181
Kerr-McGee Company                                          200       12,400
McDermott International, Incorporated                       200        1,813
Occidental Petroleum                                        900       19,463
Phillips Petroleum Company                                  700       32,900
Rowan Companies, Incorporated*                              200        4,338
Royal Dutch Petroleum Company ADR                         5,600      338,450
Schlumberger Limited                                      1,400       78,750
Sunoco, Incorporated                                        200        4,700
Texaco, Incorporated                                      1,400       76,038
Tosco Corporation                                           400       10,875
Transocean Sedco Forex, Incorporated                        271        9,131
Union Pacific Resources Group                               700        8,925
Unocal Corporation                                          600       20,138
USX-Marathon Group, Incorporated                            800       19,750
                                                                  ----------
                                                                   1,743,504
                                                                  ----------
MANUFACTURING - 1.81%
Air Products & Chemicals, Incorporated                      600       20,137
Alcan Aluminum Limited                                      600       24,712
Alcoa, Incorporated                                       1,000       83,000
Allegheny Teledyne, Incorporated                            200        4,487
Avery Dennison Company                                      300       21,862
Ball Corporation                                            100        3,938
Barrick Gold Corporation*                                 1,000       17,687
Bemis Company                                               100        3,487
Bethlehem Steel Corporation*                                300        2,512
Boise Cascade Corporation                                   100        4,050
Champion International Corporation                          200       12,387
Crown Cork & Seal Company, Incorporated                     300        6,712
Dow Chemical Company                                        600       80,175
DuPont (E.I.) De Nemours & Company                        2,700      177,852
Eastman Chemical Company                                    200        9,537
Englehard Corporation                                       300        5,662
FMC Corporation                                             100        5,730
Fort James Corporation                                      600       16,424
Freeport-McMoRan Copper & Gold*                             400        8,450
Georgia-Pacific Company                                     400       20,300
Goodrich BF Company                                         300        8,250
Grace, (W.R.) & Company*                                    200        2,775
Great Lake Chemical Corporation                             200        7,637
Hercules, Incorporated                                      300        8,362
Homestake Mining Company                                    700        5,469
Inco, Limited*                                              500       11,750
International Paper Company                               1,100       62,081
Louisiana Pacific Corporation                               300        4,275
Mead Corporation                                            300       13,031
Millipore Corporation                                       100        3,863
Monsanto Company                                          1,600       57,000
Newmont Mining Corporation                                  400        9,800
Nucor Corporation                                           200       10,963
Owens-Illinois, Incorporated*                               400       10,025
Pactiv Corporation*                                         400        4,250
Phelps Dodge, Incorporated                                  200       13,425
Placer Dome, Incorporated                                   800        8,600
Potlatch Corporation                                        100        4,463
PPG Industries, Incorporated                                500       31,281
Praxair, Incorporated                                       400       20,125
Reynolds Metals Company                                     200       15,325
Rohm & Haas Company                                         600       24,413
Sealed Air Corporation*                                     200       10,363
Sherwin-Williams Company                                    400        8,400
Sigma-Aldrich Corporation                                   300        9,019
Temple-Inland, Incorporated                                 100        6,594
Union Carbide Corporation                                   300       20,025
USX-U.S. Steel Group, Incorporated                          200        6,600
Vulcan Materials Company                                    300
11,981
Westvaco Corporation                                        300        9,788
Weyerhaeuser Company                                        600       43,088
Willamette Industries                                       300       13,931
Worthington Industries, Incorporated                        200        3,313
                                                                   1,009,366
SERVICE - .91%
Automatic Data Processing, Incorporated                   1,600       86,200
Block (H&R), Incorporated                                   300       13,125
Cendant Corporation*                                      1,900       50,469
Ceridian Corporation*                                       400        8,625
Computer Sciences Corporation*                              400       37,850
Dun & Bradstreet Corporation                                400       11,800
Electronic Data Systems Corporation                       1,300       87,019
Equifax, Incorporated                                       400        9,425
First Data Corporation                                    1,100       54,244
IMS Health, Incorporated                                    800       21,750
Interpublic (The) Group of Companies, Incorporated          700       40,381
Omnicom Group, Incorporated                                 500       50,000
Paychex, Incorporated                                       600       24,000
Service Corporation International                           700        4,856
Shared Medical Systems, Incorporated                        100        5,094
                                                                  ----------
                                                                     504,838
                                                                  ----------
TECHNOLOGY - 14.84%
3 COM Corporation*                                          900       42,300
Adaptec, Incorporated*                                      300       14,963
ADC Telecommunications, Incorporated                        400       29,025
Adobe Systems, Incorporated                                 300       20,175
Advanced Micro Devices, Incorporated*                       400       11,575
Analog Devices, Incorporated*                               400       37,200
Andrew Corporation*                                         200        3,788
Apple Computer, Incorporated*                               400       41,125
Applied Materials, Incorporated*                          1,000      126,688
Autodesk, Incorporated                                      200        6,750
BMC Software, Incorporated*                                 600       47,963
Cabletron Systems, Incorporated*                            500       13,000
Cisco Systems, Incorporated*                              8,400      899,850
Citrix Systems, Incorporated                                200       24,600
COMPAQ Computers Corporation                              4,400      119,075
Computer Associates International, Incorporated           1,400       97,913
Compuware Corporation*                                      900       33,525
Comverse Technology*                                        200       28,950
Dell Computer Corporation*                                6,600      336,600
EMC Corporation Massachusetts*                            2,600      284,050
Gateway, Incorporated*                                      800       57,650
General Instrument Corporation*                             500       42,500
Hewlett-Packard Company                                   2,600      296,238
IKON Office Solution, Incorporated                          400        2,725
Intel Corporation                                         8,600      707,888
International Business Machines Corporation               4,700      507,600
KLA-Tencor Corporation*                                     200       22,275
Lexmark International Group, Incorporated Class A*          300       27,150
LSI Logic Corporation*                                      400       27,000
Lucent Technologies, Incorporated                         8,000      598,500
Micron Technology, Incorporated*                            700       54,425
Microsoft Corporation*                                   13,300    1,552,775
Molex, Incorporated                                         400       22,675
Motorola, Incorporated                                    1,600      235,600
National Semiconductor*                                     400       17,125
Network Appliance, Incorporated*                            400       33,225
Nortel Networks Corporation                               3,400      343,400
Novell, Incorporated*                                       900       35,944
Oracle Systems Corporation*                               3,700      414,631
Parametric Technology Company*                              700       18,944
PE Corporation PE Biosystems Group, Incorporated            300       36,094
PeopleSoft, Incorporated*                                   600       12,788
Qualcom, Incorporated*                                    1,600      281,800
Seagate Technology, Incorporated*                           500       23,281
Scientific-Atlanta, Incorporated                            200       11,125
Silicon Graphics, Incorporated*                             500        4,906
Sun Microsystems, Incorporated*                           4,000      309,750
Tektronix, Incorporated                                     100        3,888
Tellabs, Incorporated*                                    1,000       64,188
Teradyne, Incorporated*                                     400       26,400
Texas Instruments, Incorporated                           2,000      193,750
Unisys Corporation*                                         800       25,550
Xilinx, Incorporated*                                       800       36,375
                                                                  ----------
                                                                   8,267,280
                                                                  ----------
TRANSPORTATION - .41%
AMR Corporation*                                            400       26,800
Burlington Northern Santa Fe Corporation                  1,200       29,100
CSX Corporation                                             600       18,825
Delta Air Lines, Incorporated                               400       19,925
FDX Corporation*                                            800       32,750
Kansas City Southern Industries                             300       22,388
Norfolk Southern Company                                  1,000       20,500
Ryder System                                                200        4,888
Southwest Airlines Company                                1,300       21,044
Union Pacific Corporation                                   600       26,175
US Airways Group, Incorporated*                             200        6,413
                                                                  ----------
                                                                     228,808
                                                                  ----------
UTILITIES - 5.86%
AES Corporation*                                            500       37,375
ALLTELL Corporation                                         800       66,150
Ameren Corporation                                          400       13,100
AT & T Corporation                                        8,300      421,225
American Electric Power Company                             500       16,063
Bell Atlantic Corporation                                 4,000      246,250
BellSouth Corporation                                     4,900      229,381
Carolina Power & Light Company                              400       12,175
Central & SouthWest Corporation                             600       12,000
Centurytel, Incorporated                                    400       18,950
CINergy Corporation                                         400        9,650
CMS Energy Corporation                                      300        9,356
Coastal Corporation                                         600       21,263
Columbia Energy Group                                       200       12,650
Consolidated Edison, Incorporated                           600       20,700
Consolidated Natural Gas Company                            200       12,988
Constellation Energy Group, Incorporated                    400       11,600
Dominion Resources                                          500       19,625
DTE Energy Company                                          400       12,550
Duke Energy Corporation                                     900       45,113
Eastern Enterprises, Incorporated                           100        5,744
Edison International                                        900       23,569
El Paso Energy Corporation                                  600       23,288
Enron Corporation                                         1,900       84,313
Entergy Corporation                                         600       15,450
FirstEnergy Corporation                                     600       13,613
Florida Progress Corporation                                300       12,694
FPL Group, Incorporated                                     500       21,406
General Public Utilities Corporation                        300        8,981
Global Crossing Limited*                                  2,000      100,000
GTE Corporation                                           2,500      176,406
MCI WorldCom, Incorporated*                               7,350      390,009
New Century Energies, Incorporated                          300        9,113
NEXTEL Communications, Incorporated Class A*                900       92,813
Niagara Mohawk Holdings, Incorporated*                      500        6,969
Nicor, Incorporated                                         100        3,250
Northern States Power Company                               400        7,800
Oneok, Incorporated                                         100        2,513
PECO Energy Company                                         500       17,375
PG & E Corporation                                        1,000       20,500
PP & L Resources, Incorporated                              400        9,150
People's Energy Corporation                                 100        3,350
Public Service Enterprises Group, Incorporated              600       20,888
Reliant Energy, Incorporated                                800       18,300
SBC Communications, Incorporated                          8,900      433,875
Sempra Energy                                               600       10,425
Southern Company                                          1,800       42,300
Sprint Corporation FON Group                              2,300      154,819
Sprint PCS Group, Incorporated*                           1,100      112,750
Texas Utilities Holdings Companies                          700       24,894
Unicom Corporation                                          600       20,100
US West, Incorporated                                     1,300       93,600
Williams Companies, Incorporated                          1,100       33,619
                                                                  ----------
                                                                   3,262,040
                                                                  ----------

     Total Common Stocks (cost $29,273,582)                       31,887,789
                                                                  ----------
U.S. TREASURY OBLIGATIONS  - 9.17%
                                                      PRINCIPAL  VALUE
U.S. Treasury Note (6.250% due 01/31/02)             $  900,000  $   900,000
U.S. Treasury Note (7.250% due 05/15/04)              2,300,000    2,370,438
U.S. Treasury Note (6.500% due 05/15/05)                800,000      800,250
U.S. Treasury Bond (6.250% due 08/15/23)              1,100,000    1,037,438
                                                                  ----------

  Total U.S. Treasury Obligations (cost $5,235,756)                5,108,126
                                                                  ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.13%

FEDERAL HOME LOAN MORTGAGE CORPORATION
5.750% due 07/15/03                                   1,800,000    1,741,559
                                                                  ----------


 Total U.S. Government Agency Obligations
   (cost $1,778,018)                                               1,741,559
                                                                  ----------

MORTGAGE-BACKED SECURITIES - 14.43%

FEDERAL HOME LOAN MORTGAGE CORPORATION
FNCI (6.500% due 07/01/14)                            2,405,264    2,335,110
FNCL(7.000% due 07/01/29)                             5,897,518    5,704,620
                                                                  ----------

Total Mortgage-Backed Securities (cost $8,232,062)                 8,039,730
                                                                  ----------

CORPORATE BONDS - 10.87%

AIR TRANSPORTATION - .88%
Delta Airlines (7.900% due 12/15/09)                    500,000      489,534
                                                                  ----------

BANK, BANK HOLDING COMPANIES, & OTHER BANK
SERVICES - 2.21%
Erac USA Finance (7.950% due 12/15/09)                  500,000      495,437
Household Finance Corp. (7.200% due 07/15/06)           750,000      737,023
                                                                  ----------
                                                                   1,232,460
                                                                  ----------

CAPITAL GOODS - 1.76%
Caterpillar, Inc. (7.250% due 09/15/09)               1,000,000      981,772
                                                                  ----------

CONSUMER CYCLICALS - .88%
Ford Motor Cr. Corp. (6.700% due 07/16/04)              500,000      489,110
                                                                  ----------

CONSUMER NON-DURABLE - 1.73%
Great Lakes Chemical Corp. (7.000% due 07/15/09)        500,000      475,790
Wal-Mart Stores (6.875% due 08/10/09)                   500,000      486,729
                                                                  ----------
                                                                     962,519
                                                                  ----------

MANUFACTURING - 1.65%
Champion Intl. Corp. (7.200% due 11/01/26)              450,000      423,056
Rohm & Haas Co. (6.950% due 07/15/04)                   500,000      494,257
                                                                  ----------
                                                                     917,313
                                                                  ----------
UTILITIES - 1.76%
Sonat, Inc. (7.625% due 07/15/11))                    1,000,000      982,070
                                                                  ----------

   Total Corporate Bonds (cost $6,178,368)                         6,054,778
                                                                  ----------


UNIT INVESTMENT TRUST - .11%

S&P 500 Depositary Receipt                                  400       58,750
                                                                  ----------
Total Unit Investment Trust (cost $52,600)                            58,750
                                                                  ----------

SHORT-TERM INVESTMENT<F3> - 3.91%

VARIABLE RATE
DEMAND NOTES <F1>    - 3.91%
Firstar Bank (6.240% due 12/31/31)                    2,182,051    2,182,051
                                                                  ----------

 Total Short-Term Investments (cost $2,182,051)                    2,182,051
                                                                  ----------


TOTAL INVESTMENTS - 98.86% (cost $52,932,437)<F2>                 55,072,783
                                                                  ----------
OTHER ASSETS AND LIABILITIES - 1.14%                                 635,133
                                                                  ----------

TOTAL NET ASSETS - 100%                                          $55,707,916
                                                                 ===========
------------
*Non-income producing

<F1> Interest rates vary periodically based on current market rates. Rates
shown are as of December 31, 1999.   The maturity shown for each variable rate
demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.

<F2> Represents cost for income tax purposes which is substantially the same
for financial reporting purposes.    Gross unrealized appreciation and
depreciation of securities as of December 31, 1999 was $5,009,480 and ($2,959,698) respectively.

<F3> Securities with an aggregate value of $1,855,250  have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 1999:
                                                      Appreciation/
Type                                      Contracts   (Depreciation)
Standard & Poor's Balanced Index (03/00)       5         $51,300

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

LEHMAN AGGREGATE BOND INDEX PORTFOLIO

U.S. TREASURY OBLIGATIONS - 33.96%

                                                     PRINCIPAL   VALUE
U.S. TREASURY NOTES & BONDS - 33.96%
5.625% due 04/30/00                                  $  250,000  $   249,922
6.250% due 01/31/02                                   1,500,000    1,500,000
6.500% due 05/15/05                                   1,450,000    1,450,454
6.125% due 08/15/07                                     800,000      779,750
6.250% due 08/15/23                                   1,300,000    1,226,063
                                                                  ----------
                                                                   5,206,189
                                                                  ----------

 Total U.S. Treasury Obligations  (cost $5,358,480)                5,206,189
                                                                  ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.31%

FEDERAL HOME LOAN MORTGAGE CORPORATION
5.750% due 07/15/03                                   1,000,000      967,533
                                                                  ----------

    Total U.S. Government Agency Obligations
         (cost $989,444)                                             967,533
                                                                  ----------
MORTGAGE-BACKED SECURITIES - 36.95%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
FNCI (6.500% due 07/01/14)                            2,886,316    2,802,132
FNCL(7.000% due 07/01/29)                             2,957,377    2,862,291
                                                                  ----------


Total Mortgage-Backed Securities (cost $5,780,056)                 5,664,423
                                                                  ----------

CORPORATE BONDS - 20.42%

AIR TRANSPORTATION - 1.60%
Delta Airlines (7.900% due 12/15/09)                    250,000      244,767
                                                                  ----------


BANK, BANK HOLDING COMPANIES, & OTHER BANK
SERVICES - 4.84%
Erac USA Finance (7.950% due 12/15/09)                  250,000      247,718
Household Finance Corp. (7.200% due 07/15/06)           250,000      245,674
US West Cap. (6.875% due 08/15/01)                      250,000      249,150
                                                                     742,542

CAPITAL GOODS - 3.20%
Caterpillar, Inc. (7.250% due 09/15/09)                 500,000      490,886


CONSUMER CYCLICALS - 3.20%
Ford Motor Cr. Corp. (6.700% due 07/16/04)              500,000      489,110



CONSUMER NON-DURABLE - 3.14%
Great Lakes Chemical Corp. (7.000% due 07/15/09)        250,000      237,895
Wal-Mart Stores (6.875% due 08/10/09)                   250,000      243,364
                                                                  ----------
                                                                     481,259
                                                                  ----------
MANUFACTURING - 2.84%
Champion Intl. Corp. (7.200% due 11/01/26)              200,000      188,025
Rohm & Haas Co. (6.950% due 07/15/04)                   250,000      247,128
                                                                  ----------
                                                                     435,153
                                                                  ----------

UTILITIES - 1.60%
Sonat, Inc. (7.625% due 07/15/11))                      250,000      245,518
                                                                  ----------


   Total Corporate Bonds (cost $3,191,810)                         3,129,235
                                                                  ----------


SHORT-TERM INVESTMENT - .92%

VARIABLE RATE
DEMAND NOTES (1) - .92%
Firstar Bank (6.240% due 12/31/31)                      141,671      141,671
                                                                  ----------

   Total Short-Term Investment (cost $141,671)                       141,671
                                                                  ----------

TOTAL INVESTMENTS - 98.56% (cost $15,461,461)<F2>                 15,109,051
                                                                  ----------

OTHER ASSETS AND LIABILITIES - 1.44%                                 220,868
                                                                  ----------

TOTAL NET ASSETS - 100%                                          $15,329,919
                                                                  ==========

<F1> Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.

<F2> Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 1999 was $0 and($368,567) respectively.

The accompanying notes are an integral part of the financial statements.



CARILLON FUND, INC.
NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Carillon Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The shares of the variable insurance series of the Fund are sold only to The Union Central Life Insurance Company (Union Central) and its separate accounts to fund the benefits under certain variable insurance and retirement products. The Fund's shares are offered in nine different portfolios - Equity Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, Equity Fund, Nasdaq 100 Index Fund, and Russell 2000 Small Cap Index Fund (individually "Portfolio"). The Equity Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 composite stock Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 composite stock Index. The Balanced
Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The financial statements of the Equity Fund, the Nasdaq 100 Index Fund, and the Russell 2000 Small Cap Index Fund are presented separately.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

Federal taxes - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Bond Portfolio has a capital loss carry forward of $334,560 which can be carried forward until 2006. The Equity Portfolio, Balanced Index Portfolio, and Lehman Aggregate Bond Index Portfolio have a capital loss carryforward of $15,358,910, $861,163, and $24,369 which can be carried forward until 2007.

Distributions -Distributions from net investment income in all Portfolios generally are declared and paid quarterly. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

Expenses - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign Currency - The Funds' accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment advisory fees - The Fund pays investment advisory fees to Carillon Advisers, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

  (a)  for the Equity Portfolio - .65% of the first $50,000,000,
       .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current net asset value:

  (b)  for the Bond Portfolio - .50% of the first $50,000,000,
       .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current net asset value.

  (c) for the S & P 500 Index Portfolio - .30% of the current net asset value.

  (d) for the S & P MidCap 400 Index Portfolio - .30% of the current net asset value.

  (e) for the Balanced Index Portfolio - .30% of the current net asset value.

  (f) for the Lehman Aggregate Bond Index Portfolio - .30% of the current net asset value.


The Agreement provides that if the total operating expenses of the Fund, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Equity or Bond Portfolios, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay any other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Balanced Index Portfolio, and the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of its average annual net assets. As a result, for the period ended December 31, 1999, the adviser reimbursed the S&P MidCap 400 Index Portfolio $12,912, Balanced Index Portfolio $13,736 and the Lehman Aggregate Bond Index Portfolio $12,692.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the Fund. The Adviser has entered into an Administration Agreement with Carillon Investments, Inc. (the Distributor) under which the Distributor furnishes substantially all of such services for an annual fee of .20% of the Fund's average net assets for the Equity and Bond Portfolios, and .05% of the Fund's average net assets for the S & P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and Lehman Aggregate Bond Index Portfolio. The fee is borne by the Adviser, not the Fund.

Carillon Advisers, Inc. and Carillon Investments, Inc. are wholly-owned subsidiaries of Union Central.

Directors' fees - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and Lehman Aggregate Bond Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities or indices in which they may invest. They may also purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million, it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the year ended December
31, 1999 excluding short-term obligations, follow:

                                                   S&P 500      S&P MidCap
                          Equity       Bond        Index        400 Index
                          Portfolio    Portfolio   Portfolio    Portfolio
Total Cost
 of Purchases of:
Common Stocks             $146,277,984 $      ---- $105,592,384 $18,397,554
U.S. Government
 Securities                      ----   15,721,481         ----        ----
Corporate Bonds                  ----    3,591,945         ----        ----
                          ------------ ----------- ------------ -----------
                          $146,277,984 $59,313,426 $105,592,384 $18,397,554
                          ============ =========== ============ ===========

Total Proceeds
 from Sales of:
Common Stocks             $263,377,283 $   630,623 $  6,765,962 $ 4,569,423
U.S. Government
 Securities                       ----  34,920,009         ----        ----
Corporate Bonds                   ----  36,774,402         ----        ----
                          ------------ ----------- ------------ -----------
                          $263,377,283 $72,325,034 $  6,765,962 $ 4,569,423
                          ============ =========== ============ ===========

                              Balanced Index     Lehman Aggregate Bond Index

Total Cost of Purchases of:
Common Stocks                        $47,651,261         $      ----
U.S. Government Securities            38,027,258          19,806,062
Corporate Bonds                       11,163,893           4,686,352
                                     -----------         -----------
                                     $96,842,412         $24,492,414
                                     ===========         ===========
Total Proceeds from Sales of:
Common Stocks                        $20,744,013         $      ----
U.S. Government Securities            19,512,901           8,368,132
Corporate Bonds                        5,002,635             753,392
                                     -----------         -----------
                                     $45,259,549         $ 9,121,524
                                     ===========         ===========



Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                               Equity Portfolio

                                            Year Ended December 31,

                             1999     1998     1997     1996     1995
                             -------  -------  -------  -------  -------
Net Asset Value,
Beginning of year            $ 14.89  $ 20.35  $ 19.45  $ 16.54  $ 14.30
                             -------  -------  -------  -------  -------
Investment Activities:
Net investment income            .10      .25      .23      .29      .24
Net realized and unrealized
  gains/(losses)                (.05)    2.80)    3.23     3.61     3.36
                             -------  -------  -------  -------  -------
Total from
Investment Activities            .05    (2.55)    3.46     3.90     3.60
                             -------  -------  -------  -------  -------
Distributions:
Net investment income           (.12)    (.23)    (.27)    (.27)    (.23)
Net realized gains             (2.20)   (2.68)   (2.29)    (.72)   (1.13)
                             -------  -------  -------  -------  -------
Total Distributions            (2.32)   (2.91)   (2.56)    (.99)   (1.36)
                             -------  -------  -------  -------  -------
Net Asset Value,
End of year                  $ 12.62  $ 14.89  $ 20.35  $ 19.45  $ 16.54
                             =======  =======  =======  =======  =======
Total Return                   2.05%  (15.31%)  20.56%   24.52%   26.96%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets              .69%     .62%     .62%     .64%     .66%

Ratio of Net Investment
Income to Average Net Assets    .67%    1.41%    1.23%    1.66%    1.73%
Portfolio Turnover Rate       86.47%   62.50%   57.03%   52.53%   34.33%

Net Assets,
End of Year (000's)          $124,444 $248,783 $335,627 $288,124 $219,563



Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                                           Bond Portfolio
                                            Year Ended December 31,

                             1999     1998     1997     1996     1995
                             -------  -------  -------  -------  -------
Net Asset Value,
Beginning of year            $ 11.13  $ 11.29  $ 10.91  $ 11.07  $ 10.04
                             -------  -------  -------  -------  -------
Investment Activities:
Net investment income            .72      .77      .79      .79      .88
Net realized and unrealized
     gains / (losses)           (.84)    (.05)     .37     (.04)     .98
                             -------  -------  -------  -------  -------
Total from
 Investment Activities          (.12)     .72     1.16      .75     1.86
                             -------  -------  -------  -------  -------
Distributions:
Net investment income          (.65)    (.76)    (.72)    (.87)    (.83)
In excess of net
 investment income              ----     ----     ----    (.04)     ----
Net realized gains              ----    (.12)    (.06)     ----     ----
                             -------  -------  -------  -------  -------
Total Distributions            (.65)    (.88)    (.78)    (.91)    (.83)
                             -------  -------  -------  -------  -------
Net Asset Value,
End of year                  $ 10.36  $ 11.13  $ 11.29  $ 10.91  $ 11.07
                             -------  -------  -------  -------  -------
Total Return                 (1.11%)    6.52%   11.02%    7.19%   19.03%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets              .60%     .58%     .60%     .62%     .65%

Ratio of Net Investment
Income to Average Net Assets   6.62%    6.84%    7.15%    7.24%    7.43%

Portfolio Turnover Rate       56.07%   67.57%  113.41%  202.44%  111.01%

Net Assets,
End of Year (000's)          $98,428  $113,762 $99,892  $85,634  $73,568



Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                    S&P 500 Index Portfolio

                                            Year Ended December 31,

                                 1999     1998     1997     1996<F1>
                                 -------  -------  -------  -------
Net Asset Value,
Beginning of year                $ 19.49  $ 15.74  $ 12.13  $ 10.00
                                 -------  -------  -------  -------
Investment Activities:
Net investment income                .21      .20      .20      .20
Net realized and unrealized
  gains / (losses)                  3.75     4.21     3.72     2.12
                                 -------  -------  -------  -------
Total from
 Investment Activities              3.96     4.41     3.92     2.32
                                 -------  -------  -------  -------
Distributions:
Net investment income              (.19)    (.20)    (.21)    (.19)
Net realized gains                 (.14)    (.46)    (.10)     .--
                                 -------  -------  -------  -------
Total Distributions                (.33)    (.66)    (.31)    (.19)
                                 -------  -------  -------  -------

Net Asset Value,
End of year                      $ 23.12  $19.49   $ 15.74  $ 12.13
                                 -------  -------  -------  -------
Total Return                      20.52%   28.54%   32.72%   23.37%

Ratios / Supplemental Data:
Ratio of Net Expenses to
Average Net Assets                  .39%     .43%     .50%     .59%<F2>

Ratio of Net Investment
Income to Average Net Assets       1.10%    1.25%    1.48%    2.14%<F2>

Portfolio Turnover Rate            3.45%    2.64%    9.06%    1.09%

Net Assets, End of Year (000's)  $284,132 $131,345 $55,595  $29,205
                                 -------  -------  -------  -------

<F1>   The portfolio commenced operation on December 29, 1995.  The financial highlights table for the period ending December 31, 1995 is not presented because the activity for the period did not round to $0.01 in any category of the reconciliation of beginning to ending net asset value per share. The ratios and total return were all less than 0.1%. The net assets at December 31, 1995 were $305,148.

<F2>  The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .25% for the year ended December 31, 1996, had the Adviser not waived a portion of its fee.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.


                                            S&P MidCap 400 Index Portfolio

                                              Period from May 3, 1999 to
                                                  December 31,1999<F1>
Net Asset Value,
Beginning of period                                      $ 10.00
                                                         -------
Investment Activities:
Net investment income                                        .10
Net realized and unrealized
   gains/(losses)                                           1.01
                                                         -------
Total from Investment Activities                            1.11
                                                         -------
Distributions:
Net investment income                                      (.07)
Net realized gains                                          ----
                                                         -------
Total Distributions                                        (.07)
                                                         -------
Net Asset Value,
End of year                                              $ 11.04
                                                         =======
Total Return                                              11.14%

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets<F2>                                     .60%<F3>

Ratio of Net Investment
Income to Average Net Assets<F2>                          1.69%<F3>

Portfolio Turnover Rate                                  47.55%<F3>

Net Assets, End of Year (000's)                          $23,963


---------------

<F1> The portfolio commenced operations on May 3, 1999.

<F2>   The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .09% for the period ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3> The ratios are annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                               Balanced Index Portfolio

                                              Period from May 3, 1999 to
                                                 December 31,1999<F1>
Net Asset Value,
Beginning of period                                      $ 10.00
                                                         -------

Investment Activities:
Net investment income                                        .18
Net realized and unrealized
gains/(losses)                                               .34
                                                         -------
Total from Investment Activities                             .52
                                                         -------

Distributions:
Net investment income                                       (.11)
Net realized gains                                          ----
                                                         -------
Total Distributions                                         (.11)
                                                         -------
Net Asset Value,
End of year                                              $ 10.41
                                                         =======
Total Return                                               5.31%

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets<F2>                                     .47%<F3>

Ratio of Net Investment
Income to Average Net Assets<F2>                          2.94%<F3>

Portfolio Turnover Rate                                  141.58%<F3>

Net Assets, End of Year (000's)                          $55,708

_____________

<F1> The portfolio commenced operations on May 3, 1999.

<F2>  The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .03% for the period ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3>  The ratios are annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                       Lehman Aggregate Bond Index Portfolio

                                             Period from June 30, 1999 to
                                                  December 31,1999<F1>
Net Asset Value,
Beginning of period                                      $ 10.00
                                                         -------


Investment Activities:
Net investment income                                        .31
Net realized and unrealized
gains/(losses)                                              (.26)
                                                         -------
Total from Investment Activities                             .05
                                                         -------
Distributions:
Net investment income                                      (.23)
Net realized gains                                          ----
                                                         -------
Total Distributions                                        (.23)
                                                         -------
Net Asset Value,
End of year                                              $ 9.82
                                                         =======
Total Return                                               .47%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets<F2>                                     .56%<F3>

Ratio of Net Investment
Income to Average Net Assets<F2>                           5.66%<F3>

Portfolio Turnover Rate                                  112.64%<F3>

Net Assets, End of Year (000's)                          $15,330

_____________

<F1> The portfolio commenced operations on June 30, 1999.

<F2>  The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .15% for the period ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3>  The ratios are annualized.

                SUMMIT MUTUAL FUNDS, INC.
--------------------------------------------------------------

           Lehman Aggregate Bond Index Portfolio

             STATEMENT OF ADDITIONAL INFORMATION

May 1, 2000

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Summit Mutual Funds, Inc.'s ("Fund") current Prospectus, dated May 1, 2000, which may be obtained by calling the Fund at (513) 595-2600, or writing the Fund at P.O. Box 40409, Cincinnati, Ohio 45240-0409.

                     -----------------------

                          TABLE OF CONTENTS
                                                            Page
Investment Policies (7)....................................... 2
  Money Market Instruments and Investment Techniques...........2
  Certain Risk Factors Relating to High-Yield, High-Risk Bonds.6
  Investments in Foreign Securities............................6
  Futures Contracts............................................7
  Options......................................................9
  Lending Portfolio Securities................................13
Investment Restrictions.......................................13
Portfolio Turnover............................................16
Management of the Fund (14)...................................17
  Directors and Officers......................................17
  Investment Adviser..........................................19
  Payment of Expenses.........................................20
  Advisory Fee................................................21
  Investment Advisory Agreement...............................21
  Administration..............................................22
  Service Agreement...........................................23
  Securities Activities of Adviser............................23
  Code of Ethics..............................................23
Determination of Net Asset Value (16).........................24
Purchase and Redemption of Shares (16)........................24
Taxes (15)....................................................25
Portfolio Transactions and Brokerage..........................25
General Information (2).......................................26
  Capital Stock...............................................26
  Voting Rights...............................................27
  Additional Information......................................28
Independent Auditors..........................................28

( ) indicates page on which the corresponding section appears in the Prospectus.


SMFI 515Bond 5-00

                      CARILLON FUND, INC.
--------------------------------------------------------------

                     INVESTMENT POLICIES

     The following specific policies supplement the Fund's
"Investment Objectives and Policies" set forth in the Prospectus.

Money Market Instruments and Investment Techniques

     Certain money market instruments and investment techniques are described below. The Lehman Aggregate Bond Index Portfolio
(the "Portfolio") may purchase money market instruments.

Small Bank Certificates of Deposit. The Fund may invest in certificates of deposit issued by commercial banks, savings banks, and savings and loan associations having assets of less than $1 billion, provided that the principal amount of such certificates is insured in full by the Federal Deposit Insurance Corporation ("FDIC"). The FDIC presently insures accounts up to $100,000, but interest earned above such amount is not insured by the FDIC.

Repurchase Agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires ownership of the obligation (the underlying security) and the seller (the "issuer" of the repurchase agreement) agrees, at the time of sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities will only consist of securities in which the Portfolio may otherwise invest. Repurchase agreements usually are for short periods, normally under one week, and are considered to be loans under the Investment Company Act of 1940. Repurchase agreements will be fully collateralized at all times and interest on the underlying security will not be taken into account for valuation purposes. The investments by the Portfolio in repurchase agreements may at times be substantial when, in the view of the Adviser, unusual market, liquidity, or other conditions warrant.

     If the issuer of the repurchase agreement defaults and does not repurchase the underlying security, the Portfolio might incur a loss if the value of the underlying security declines, and the Fund might incur disposition costs in liquidating the underlying security. In addition, if the issuer becomes involved in bankruptcy proceedings, the Portfolio may be delayed or prevented from obtaining the underlying security for its own purposes. In order to minimize any such risk, the Portfolio will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser, under the direction and supervision of the Board of Directors.

U.S. Government Obligations. Securities issued and guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to seven years and Treasury bonds generally have a maturity of greater than five years.

Government Agency Securities. Government agency securities that are permissible investments consist of securities either issued or guaranteed by agencies or instrumentalities of the United States Government. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities, such as those guaranteed by GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those issued by The Tennessee Valley Authority, are supported by the right of the issuer to borrow from the Treasury; while still others, such as those issued by the Federal Land Banks, are supported only by the credit of the instrumentality. The Fund's primary usage of these types of securities will be GNMA certificates and FNMA and FHLMC mortgage-backed obligations which are discussed in more detail below.

Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

Time Deposits. Time Deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

Bankers' Acceptance. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.
Such issues with between one and two years remaining to maturity tend to have greater liquidity and considerably less market value fluctuations than longer-term issues.

When-issued and Delayed-delivery Securities. From time to time, in the ordinary course of business, the Portfolio may purchase securities on a when-issued or delayed-delivery basis i.e., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Portfolio. At the time of delivery of the securities, the value may be more or less than the purchase price. The Portfolio will also establish a segregated account with the Fund's custodian bank in which it will maintain cash or cash equivalents or other Portfolio securities equal in value to commitments for such when-issued or delayed-delivery securities.

GNMA Certificates GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

     Although the mortgage loans in the pool have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages are subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates that the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking-in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Mortgage-Backed Obligations   The Federal
National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing an interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Mortgage-Related Securities     The Portfolio may invest in
collateralized mortgage obligations ("CMOs") or mortgage-backed bonds issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks and securities broker-dealers (or affiliates of such institutions established to issue these securities). CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments on the underlying mortgages (both interest and principal) are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

     The Portfolio may also invest in a variety of more risky CMOs, including interest only ("IOs"), principal only ("POs"), inverse floaters, or a combination of these securities.
Stripped mortgage-backed securities ("SMBS") are usually structured with several classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (an
IO), while the other class will receive all of the principal (a
PO). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater-than-anticipated or less-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment or obtain its initially assumed yield on some of these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on classes of SMBS that have more uncertain timing of cash flows are generally higher than prevailing market yields on other mortgage-backed securities because there is a greater risk that the initial investment will not be fully recouped or received as planned over time.

     The Portfolio may invest in another CMO class known as leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

     Certain CMOs may be deemed to be illiquid securities for purposes of the Fund's 10% limitation on investments in such securities. The investment adviser limits investments in more risky CMOs (IOs, POs, inverse floaters) to no more than 5% of its total assets.

Certain Risk Factors Relating to High-Yield, High-Risk Bonds

     The descriptions below are intended to supplement the material in the Prospectus regarding high-yield, high-risk bonds.

Sensitivity to Interest Rates and Economic Changes. High-yield bonds are very sensitive to adverse economic changes and corporate developments and their yields will fluctuate over time. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield bonds and the Portfolio's net asset value.

Payment Expectations. High-yield bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield bond's value will decrease in a rising interest rate market, as will the value of the Portfolio's assets. If the Portfolio experiences unexpected net redemptions, this may force it to sell high-yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Portfolio's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Portfolio's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield bonds, especially in a thin market.

Investments in Foreign Securities

Foreign Exchange.    If a foreign country cannot generate
sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, multilateral organizations, and inflows of foreign investment. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign currencies. Currency devaluations may affect the ability of an obligor to obtain sufficient foreign currencies to service its external debt.

Foreign Markets.   Delays in settlement which may occur in
connection with transactions involving foreign securities could result in temporary periods when a portion of the assets of the Portfolio is uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in values of the portfolio securities or, if the Portfolio has entered into a contract to sell the security, possible liability to the purchaser. Certain foreign markets, especially emerging markets, may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Portfolio of any restrictions on investments.

Foreign Debt Securities.   Investing in foreign debt securities
will expose the Portfolio to the direct or indirect consequences of political, social or economic changes in the industrialized developing and emerging countries that issue the securities. The ability and willingness of obligor or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant
country.   Additional country-related factors unique to foreign
issuers which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's relationships with the International Monetary Fund, the World Bank and other international agencies.

Futures Contracts

     For hedging purposes, including protecting the price or interest rate of securities that the Portfolio intends to buy, the Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. As a temporary investment strategy, until the Portfolio reaches $25 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts. Thereafter, the Portfolio may invest up to 20% of its assets in such futures and/or options contracts.

     A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S.
Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made.

     Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract or delivering the security agreed upon in the contract. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that the Portfolio will honor their futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates. In the event of the bankruptcy of the futures broker that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the broker's other customers. The Adviser will attempt to minimize this risk by monitoring the creditworthiness of the futures brokers with which the Portfolio does business.

     Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

Options

     The Portfolio may sell (write) listed options on U.S. Treasury Securities and options on contracts for the future delivery of U.S. Treasury Securities as a means of hedging the value of such securities owned by the Portfolio. The Portfolio may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts.

     As a writer of a call option, the Portfolio may terminate its obligation by effecting a closing purchase transaction.
This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when the Portfolio so desires.

     The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option. Since the market value of call options generally reflects increases in the value of the underlying security, any loss resulting from the closing transaction may be wholly or partially offset by unrealized appreciation of the underlying security. Conversely, any gain resulting from the closing transaction may be wholly or partially offset by unrealized depreciation of the underlying security. The principal factors affecting the market value of call options include supply and demand, the current market price and price volatility of the underlying security, and the time remaining until the expiration date.

     There is no assurance that a liquid secondary market will exist for any particular option. In the event it is not possible to effect a closing transaction, the Portfolio will not be able to sell the underlying security, until the option expires or the option is exercised by the holder.

     The Portfolio will effect a closing transaction to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of an underlying security prior to the expiration date of the option, or to allow for the writing of another call option on the same underlying security with either a different exercise price or expiration date or both.

     Possible reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) inadequacy of the facilities of an exchange or the Clearing Corporation to handle trading volume; or (e) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on types of orders. There can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render the trading facilities inadequate and thereby result in the institution of special trading procedures or restrictions which could interfere with the Portfolio's ability to effect closing transactions.

     The Portfolio may write call options on futures contracts on U.S. Treasury Securities as a hedge against the adverse effect of expected increases in interest rates on the value of portfolio securities, in order to establish more definitely the effective return on securities held by the Portfolio. The Portfolio will not write options on futures contracts for speculative purposes.

     A futures contract on a debt security is a binding contractual commitment which will result in an obligation to make or accept delivery, during a specified future time, of securities having standardized face value and rate of return. Selling a futures contract on debt securities (assuming a short position) would give the Portfolio a legal obligation and right as seller to make future delivery of the security against payment of the agreed price.

     Upon the exercise of a call option on a futures contract, the writer of the option (the Portfolio) is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid. Nevertheless, if an option on a futures contract written by the Portfolio is exercised, the Portfolio intends to either close out the futures contract by purchasing an offsetting futures contract, or deliver the underlying securities immediately, in order to avoid assuming a short position. There can be no assurance that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time, but it may always deliver the underlying security.

     As a writer of options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in the Portfolio. If the option is exercised, the Portfolio might incur a loss in the option transaction which would be reduced by the amount of the premium it has received.

     While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option, the Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Portfolio will not write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Risks. While options will be sold in an effort to reduce certain risks, those transactions themselves entail certain other risks. Thus, while the Portfolio may benefit from the use of options, unanticipated changes in interest rates or security price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any options transactions. The price of U.S. Treasury Securities futures are volatile and are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes.

     In the event of an imperfect correlation between a futures position (and a related option) and the Portfolio position which is intended to be protected, the desired protection may not be obtained. The correlation between changes in prices of futures contracts and of the securities being hedged is generally only approximate. The amount by which such correlation is imperfect depends upon many different circumstances, such as variations in speculative market demand for futures and for debt securities (including technical influences in futures trading) and differences between the financial instruments being hedged and the instruments underlying the standard options on futures contracts available for trading.

     Due to the imperfect correlation between movements in the prices of futures contracts and movements in the prices of the underlying debt securities, the price of a futures contract may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective and if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the futures moves more than the price of the security, the Portfolio will experience either a gain or loss on the option on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

     The market prices of futures contracts and options thereon may be affected by various factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts make or take delivery of underlying securities rather than engage in closing transactions. This could occur, for example, if there is a lack of liquidity in the futures market. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margins requirements in the securities markets; accordingly, increased participation by speculators in the futures market could cause temporary price distortions. A correct forecast of interest rate trends by the adviser may still not result in a successful hedging transaction because of possible price distortions in the futures market and because of the imperfect correlation between movements in the prices of debt securities and movements in the prices of futures contracts. A well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     It is the Fund's opinion that it is not a "commodity pool" as defined under the Commodity Exchange Act and in accordance with rules promulgated by the CFTC.

     The Portfolio will not write options on futures contracts for which the aggregate premiums exceed 5% of the fair market value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

     All of the futures options transactions employed by the Portfolio will be bona fide hedging transactions, as that term is used in the Commodity Exchange Act and has been interpreted and applied by the CFTC. To ensure that its futures options transactions meet this standard, the Fund will enter into such transactions only for the purposes and with the intent that CFTC has recognized to be appropriate.

Custodial Procedures and Margins. The Fund's Custodian acts as the Fund's escrow agent as to securities on which the Fund has written call options and with respect to margin which the Fund must deposit in connection with the writing of call options on futures contracts. The Clearing Corporation (CC) will release the securities or the margin from escrow on the expiration of the call, or when the Fund enters into a closing purchase transaction. In this way, assets of the Fund will never be outside the control of the Fund's custodian, although such control might be limited by the escrow receipts issued.

     At the time the Portfolio sells a call option on a contract for future delivery of U.S. Treasury Securities ("Treasury futures contract"), it is required to deposit with its custodian, in an escrow account, a specified amount of cash or U.S. Government securities ("initial margin"). The account will be in the name of the CC. The amount of the margin generally is a small percentage of the contract amount. The margin required is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit, and it is released from escrow upon termination of the option assuming all contractual obligations have been satisfied. The Portfolio will earn interest income on its initial margin deposits.

     In accordance with the rules of the exchange on which the option is traded, it might be necessary for the Portfolio to supplement the margin held in escrow. This will be done by placing additional cash or U.S. Government securities in the escrow account. If the amount of required margin should decrease, the CC will release the appropriate amount from the escrow account.

     The assets in the margin account will be released to the CC only if the Portfolio defaults or fails to honor its commitment to the CC and the CC represents to the custodian that all conditions precedent to its right to obtain the assets have been satisfied.

Lending Portfolio Securities

     The Portfolio may lend portfolio securities with a value up to 10% of its total assets. Such loans may be terminated at any time. The Portfolio will continuously maintain as collateral cash or obligations issued by the U.S. government, its agencies or instrumentalities in an amount equal to not less than 100% of the current market value (on a daily marked-to-market basis) of the loaned securities plus declared dividends and accrued interest. While portfolio securities are on loan, the borrower will pay the Portfolio any income accruing thereon, and the Portfolio may invest or reinvest the collateral (depending on whether the collateral is cash or U.S. Government securities) in portfolio securities, thereby earning additional income. Loans are typically subject to termination by the Portfolio in the normal settlement time, currently five business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its shareholders. The Portfolio may pay reasonable finders', borrowers', administrative, and custodial fees in connection with a loan of its securities. The Adviser will review and monitor the creditworthiness of such borrowers on an ongoing basis.


                    INVESTMENT RESTRICTIONS

     The Fund has adopted the following fundamental restrictions relating to the investment of assets of the Portfolio and other investment activities. These are fundamental policies and may not be changed without the approval of holders of the majority of the outstanding voting shares of each Portfolio affected (which for this purpose means the lesser of: [i] 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or [ii] more than 50% of the outstanding shares). A change in policy affecting only one Portfolio may be effected with the approval of the majority of the outstanding voting shares of that Portfolio only. The Fund's fundamental investment restrictions provide that no Portfolio of the Fund is allowed to:

     (1) Issue senior securities (except that the Portfolio may borrow money as described in restriction [9] below).

     (2) With respect to 75% of the value of its total assets, invest more than 5% of its total assets in securities (other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities) of any one issuer.

     (3) Purchase more than either: (i) 10% in principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

     (4) Invest more than 25% of its total assets in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, gas, gas transmission, electric, water, and telephone utilities each will be considered a separate industry. This restriction does not apply to obligations of banks or savings and loan associations or to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

     (5) Purchase or sell commodities, commodity contracts, or real estate, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that the Portfolio may invest in securities that are secured by real estate. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or to futures contracts or options purchased by the Portfolio in compliance with non-fundamental restrictions (8) and (9) below.

     (6) Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position.

     (7) Make loans, except through the purchase of obligations in private placements or by entering into repurchase agreements (the purchase of publicly traded obligations not being considered the making of a loan).

     (8) Lend its securities, except that the Portfolio may lend securities in compliance with non-fundamental restriction
(7) below.

     (9) Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks (and, in the case of the Portfolio by entering into reverse repurchase agreements) as a temporary measure for extraordinary or emergency purposes, or to meet redemption requests that might otherwise require the untimely disposition of securities, and not for investment or leveraging.

     (10) Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Portfolio.

     (11) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling shares of the Portfolio and except as it may be deemed such in a sale of restricted securities.

     (12) Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days, "small bank" certificates of deposit that are not readily marketable, and other illiquid investments.

     The Fund has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions, no Portfolio of the Fund may:

     (1) Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of portfolio securities with the other Portfolios or with other accounts advised or sponsored by the Adviser or any of its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution).

     (2) Purchase or retain the securities of any issuer, if, to the knowledge of the Fund, officers and directors of the Fund, the Adviser or any affiliate thereof each owning beneficially more than 1/2% of one of the securities of such issuer, own in the aggregate more than 5% of the securities of such issuer.

     (3) Purchase or sell interests in oil, gas, or other mineral exploration or development programs, or real estate mortgage loans, except that the Portfolio may purchase securities of issuers which invest or deal in any of the above, and except that the Portfolio may invest in securities that are secured by real estate mortgages. This restriction does not apply to obligations or other securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

     (4) Invest in companies for the purpose of exercising control (alone or together with the other Portfolios).

     (5) Purchase securities of other investment companies with an aggregate value in excess of 5% of the Portfolio's total assets, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved.

     The Fund has also adopted the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors without shareholder approval.
Under these restrictions:

     The Portfolio may not:

     (6) Lend portfolio securities with an aggregate value of more than 10% of its total assets.

     (7) Invest more than 20% of its assets in futures contracts and/or options on futures contracts, except as a temporary investment strategy until the Portfolio reaches $25 million in net assets, the Portfolio may invest up to 100% of its assets in such futures and/or options contracts.

     (8) Invest in options unless no more than 5% of its assets is paid for premiums for outstanding put and call options
(including options on futures contracts) and unless no more than 25% of the Portfolio's assets consist of collateral for outstanding options.

     If a percentage restriction (for either fundamental or nonfundamental policies) is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation.

     In addition to the investment restrictions described above, the Fund will comply with restrictions contained in any current insurance laws in order that the assets of The Union Central Life Insurance Company's ("Union Central") separate accounts may be invested in Fund shares.


                    PORTFOLIO TURNOVER

     The Portfolio's annual rate of Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of Portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of the Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatments.
The Portfolio turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Portfolio. Higher Portfolio turnover can result in corresponding increases in brokerage costs to the Portfolio and its shareholders. However, because rate of Portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if investment judgment or Portfolio operations make a sale advisable. The annual Portfolio turnover rate for the Portfolio was 112.64% for 1999.





                  MANAGEMENT OF THE FUND

Directors and Officers

     The directors and executive officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise noted, the address of each executive officer and director is 1876 Waycross Road, Cincinnati, Ohio 45240.

                         Position(s)
Name, Address            with            Principal Occupation(s)
and Age                  the Fund        During Past Five Years
-------------            -----------     -----------------------
George M. Callard, M.D.  Director        Professor of Clinical Surgery,
3021 Erie Avenue                         University of Cincinnati
Cincinnati, Ohio 45208
(Age 66)

Theodore H. Emmerich     Director        Consultant; former Partner, Ernst &
1201 Edgecliff Place                     Whinney, Accountants
Cincinnati, Ohio 45206
(73)

Richard H. Finan         Director        Attorney at Law; President of the
11137 Main Street                        Ohio State Senate
Cincinnati, Ohio 45241
(65)

Yvonne L. Gray           Director        Chief Operating Officer, United Way
2400 Reading Road                        and Community Chest; prior thereto,
Cincinnati, Ohio 45202                   Vice President/Trust Operations
(49)                                     Officer, Fifth Third Bank

Jean Patrice             Director        Former Interim President, Cincinnati
Harrington, S.C.                         State Technical and Community College;
3217 Whitfield Avenue                    Former Executive Director, Cincinnati
Cincinnati, Ohio 45220                   Youth Collaborative; President
(77)                                     Emeritus (formerly, President) College
                                         of Mount St. Joseph

John H. Jacobs*          Director        President and Chief Operating Officer,
(53)                                     Union Central; Director, Summit
                                         Investment Partners, Inc. ("Adviser")
                                         Director, Carillon Investments, Inc.;
                                         Prior to July, 1998, Officer and
                                         employee, Union Central

Charles W. McMahon       Director        Retired Senior Vice President and
19 Iron Woods Drive                      Director, Union Central
Cincinnati, Ohio 45239
(79)

Harry Rossi*             Director        Director Emeritus, Union Central;
8548 Wyoming Club Drive                  Director, Adviser and Carillon
Cincinnati, Ohio 45215                   Investments, Inc.; former Chairman,
(80)                                     President and Chief Executive Officer,
                                         Union Central

Steven R. Sutermeister   Director,       Senior Vice President, Union Central;
(47)                     President       President, Director and Chief
                         and Chief       Executive Officer, Adviser;
                         Executive       Director, Carillon Investments, Inc.
                         Officer

John F. Labmeier         Vice President  Vice President, Associate General
(51)                     and Secretary   Counsel and Assistant Secretary, Union
                                         Central; Vice President and Secretary,
                                         Carillon Investments, Inc.; Secretary,
                                         Adviser

Thomas G. Knipper        Controller      Treasurer, Adviser; prior to July,
(43)                     and Treasurer   1995, Treasurer of The Gateway Trust
                                         and Vice President and Controller of
                                         Gateway Advisers, Inc.

John M. Lucas            Assistant       Counsel and Assistant to Secretary,
(49)                     Secretary       Union Central

---------------
* Messrs. Jacobs, Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

All directors who are not "interested persons" of the Company are members of the Audit Committee.


As of the date of this Statement of Additional Information, no officers and directors of Carillon Fund owned 5% or more of the outstanding shares of any Fund. Directors who are not officers or employees of Union Central or Adviser are paid a fee plus actual out-of-pocket expenses by Carillon Fund for each meeting of the Board of Directors attended. Total fees and expenses incurred for 1999 were $68,200.

                        Compensation Table

     (1)                (2)           (3)          (4)        (5)
Name of Person,      Aggregate     Pension or    Estimated   Total
Position             Compensation  Retirement    Annual      Compensation
                     From          Benefits      Benefits    From
                     Registrant    Accrued As    Upon        Registrant
                                   Part of Fund  Retirement  and Fund
                                   Expenses                  Complex
                                                             Paid to
                                                             Directors
--------------------------------------------------------------------------

George M. Callard,     $14,800       --            --         $14,800
M.D.*
Director

Theodore H. Emmerich   $15,900        --            --         $15,900
Director

James M. Ewell         $15,300        --            --         $15,300
Director
(retired 11/15/99)

Richard H. Finan       $15,300        --            --         $15,300
Director

Yvonne L. Gray         $2,900         --            --          $2,900
Director
(beginning 11/15/99)

Jean Patrice
Harrington, S.C.       $15,500        --            --         $15,500
Director

John H. Jacobs         N/A            N/A           N/A         N/A
Director

Charles W. McMahon*    $14,800        --            --         $14,800
Director

Harry Rossi            N/A            N/A           N/A         N/A
Director

Steven R. Sutermeister N/A            N/A           N/A         N/A


** Messrs. Callard and McMahon have been deferring their compensation each year. As of December 31, 1999, the total amount deferred, including interest, was as follows:
    Dr. Callard - $100,978; Mr. McMahon - $29,371.



Investment Adviser

     The Fund has entered into an Investment Advisory Agreement ("Agreement") with Summit Investment Partners, Inc. ("Adviser"), formerly known as Carillon Advisers, Inc. ("Adviser") whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240 (P.O. Box 40407, Cincinnati, Ohio 45240). The Adviser was incorporated under the laws of Ohio on August 18, 1986, and is a wholly-owned subsidiary of Union Central. Executive officers and directors of the Adviser who are affiliated with the Fund are Steven R. Sutermeister, President and Chief Executive Officer; John H. Jacobs, Director; Harry Rossi, Director; Thomas G. Knipper, Treasurer; and John F. Labmeier, Secretary.

     Pursuant to the Agreement, the Fund has retained the Adviser to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of Portfolio securities. The Adviser is at all times subject to the direction and supervision of the Board of Directors of the Fund.

     The Adviser continuously furnishes an investment program for the Portfolio, is responsible for the actual management of the Portfolio and has responsibility for making decisions to buy, sell or hold any particular security. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Portfolio in a manner consistent with its investment objectives, policies and restrictions. The Adviser considers analyses from various sources, makes necessary investment decisions and effects transactions accordingly. The Adviser also performs certain administrative functions for the Fund.
The Adviser may utilize the advisory services of subadvisers for the Portfolio.

Payment of Expenses

     Under the terms of the Agreement, in addition to managing the Fund's investments, the Adviser, at its expense, maintains certain of the Fund's books and records (other than those provided by Firstar Trust Company, by agreement) and furnishes such office space, facilities, equipment, and clerical help as the Fund may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Fund, who are employees of Union Central. The Adviser also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Fund.

     The Portfolio pays all other expenses incurred in its operation and a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Portfolios. Expenses other than the Adviser's fee that are borne directly and paid individually by a Portfolio include, but are not limited to, brokerage commissions, dealer markups, expenses incurred in the acquisition of Portfolio securities, transfer taxes, transaction expenses of the custodian, pricing services used by only one or more Portfolios, and other costs properly payable by only one or more Portfolios. Expenses which are allocated on the basis of size of the respective Portfolios include custodian (portion based on asset size), dividend disbursing agent, transfer agent, bookkeeping services (except annual per Portfolio base charge), pricing, shareholder's and directors' meetings, directors' fees, proxy statement and Prospectus preparation, registration fees and costs, fees and expenses of legal counsel not including employees of the Adviser, membership dues of industry associations, postage, insurance premiums including fidelity bond, and all other costs of the Fund's operation properly payable by the Fund and allocable on the basis of size of the respective Portfolios. The Adviser will pay any expenses of the Portfolio other than the advisory fee for the Portfolio, to the extent that such expenses exceed .30% of the Portfolio's net assets.

     Depending on the nature of a legal claim, liability or lawsuit, litigation costs, payment of legal claims or liabilities and any indemnification relating thereto may be directly applicable to a Portfolio or allocated on the basis of the size of the respective Portfolios. The directors have determined that this is an appropriate method of allocation of expenses.

     The Agreement also provides that if the total operating expenses of the Fund, exclusive of the advisory fee, taxes, interest, brokerage fees and certain legal claims and liabilities and litigation and indemnification expenses, as described in the Agreement, for any fiscal year exceed 1.0% of the average daily net assets of the Fund, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year. Such amount, if any, will be calculated daily and credited on a monthly basis.

Advisory Fee

     As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Adviser, the Fund pays the Adviser monthly compensation calculated daily as described on page 9 of the Prospectus.

Investment Advisory Agreement

     The Investment Advisory Agreement was initially approved by the Fund's Board of Directors, including a majority of the directors who are not interested persons of the Adviser, on March 22, 1984. Unless earlier terminated as described below, the Agreement will continue in effect from year to year if approved annually: (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each Portfolio; and (b) by a majority of the directors who are not parties to such contract or interested persons (as defined by the Investment Company Act of 1940) of any such party. The Agreement is not assignable and may be terminated without penalty by the Fund on 60 days notice, and by the Adviser on 90 days notice. On March 19, 1999 the Agreement was approved for continuance for one (1) year by the Board of Directors by unanimous vote of those present, including a majority of the directors who are not parties to such contract or interested persons of any such party.

     On March 26, 1999, the Board of Directors took steps to activate the Portfolio by authorizing the issuance of shares of the Portfolio. On June 18, 1999, the Board of Directors also approved an amendment to the Investment Advisory Agreement making the Agreement applicable to the Portfolio, and specifying the advisory fee payable by it. The board determined that the amendment did not affect the interests of the classes of Fund shares other than Portfolio shares and that therefore only the holders of Portfolio shares were entitled to vote on the amendment. It is anticipated that the sole shareholder of the Portfolio approved the Agreement as amended on July 3, 1999.

     The Investment Advisory Agreement provides that the Adviser shall not be liable to the Fund or to any shareholder for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder in connection with matters to which the Investment Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of the Adviser in the performance of its duties thereunder. In the case of administration services, the Adviser will be held to a normal standard of liability.

     The Agreement in no way restricts the Adviser from acting as investment manager or adviser to others.

     If the question of continuance of the Agreement (or adoption of any new Agreement) is presented to shareholders, continuance (or adoption) with respect to a Portfolio shall be effective only if approved by a majority vote of the outstanding voting securities of that Portfolio. If the shareholders of any one or more of the Portfolios should fail to approve the Agreement, the Adviser may nonetheless serve as an adviser with respect to any Portfolio whose shareholders approved the Agreement.

Administration

     The Adviser is responsible for providing certain administrative functions to the Fund and has entered into an Administration Agreement with Carillon Investments, Inc. ("CII") under which CII furnishes substantially all of such services for an annual fee of .05% of the average net assets of the Portfolio. The fee is borne by the Adviser, not the Fund.
Under the Administration Agreement, CII is obligated to provide persons for clerical, accounting, bookkeeping, administrative and other similar services, to supply office space, stationery and office supplies, and to prepare tax returns, reports to stockholders, and filings with the Securities and Exchange Commission and state securities authorities.

Service Agreement

     Under a Service Agreement between the Adviser and Union Central, Union Central has agreed to make available to the Adviser the services of certain employees of Union Central on a part-time basis for the purpose of better enabling the Adviser to fulfill its obligations to the Fund under the Agreement. Pursuant to the Service Agreement, the Adviser shall reimburse Union Central for all costs allocable to the time spent on the affairs of the Adviser by the employees provided by Union Central. In performing their services for the Adviser pursuant to the Service Agreement, the specified employees shall report and be solely responsible to the officers and directors of the Adviser or persons designated by them. Union Central shall have no responsibility for the investment recommendations or decisions of the Adviser. The obligation of performance under the Agreement is solely that of the Adviser and Union Central undertakes no obligation in respect thereto except as otherwise expressly provided in the Service Agreement. The Service Agreement was approved by the shareholders of the Equity, Bond and Capital Portfolios at a meeting held on March 20, 1992. The sole shareholder of the Portfolio approved the Service Agreement on July 3, 1999.

Securities Activities of Adviser

     Securities held by the Fund may also be held by Union Central or by other separate accounts or mutual funds for which the Adviser acts as an adviser. Because of different investment objectives or other factors, a particular security may be bought by Union Central or by the Adviser or for one or more of its clients, when one or more other clients are selling the same security. If purchases or sales of securities for one or more of the Fund's Portfolios or other clients of the Adviser or Union Central arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund's Portfolios, Union Central, and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may, to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund (or for two or more Portfolios) with those to be sold or purchased for other accounts or companies in order to obtain more favorable execution and low brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund Portfolio(s) and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

Code of Ethics

The Adviser, as well as the Fund, has adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940. Employees of the Adviser are permitted to make personal securities transactions, subject to the requirements and restrictions set forth in the Adviser's code of ethics. The code of ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the code of ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the code of ethics may be granted in particular circumstances after review by appropriate personnel.


              DETERMINATION OF NET ASSET VALUE

     As described on page 9 of the Prospectus, the net asset value of shares of the Fund is determined once daily, Monday through Friday as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time), when there are purchases or redemptions of Fund shares, except: (i) when the New York Stock Exchange is closed (currently New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day); and (ii) any day on which changes in the value of the Portfolio securities of the Fund will not materially affect the current net asset value of the shares of a Portfolio.

     Securities held by the Portfolio, except for money market instruments maturing in 60 days or less, will be valued as follows: Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of trading on the New York Stock Exchange. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     Money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation); thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

             PURCHASE AND REDEMPTION OF SHARES

     The Fund offers shares of the Summit Pinnacle Series of Portfolios, without sales charge, only to Union Central and its separate accounts. It is possible that at some later date the Fund may offer shares to other investors.

     The Fund is required to redeem all full and fractional shares of the Fund for cash at the net asset value per share. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which:
(a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                           TAXES

     The Portfolio will be treated as a separate entity for federal income tax purposes. The Portfolio has qualified and has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies as a "regulated investment company" and complies with the provisions of the Code by distributing substantially all of its net income (both ordinary income and capital gain), the Portfolio will be relieved from federal income tax on the amounts distributed.

     In order to qualify as a regulated investment company, in each taxable year the Portfolio must, among other things: (a) derive at least 90 percent of its gross income from dividends, interest, payments with respect to loans of securities, and gains from the sale or other disposition of stocks or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude certain foreign currency gains) or other income (including, but not limited to, gains from options, futures, or forward contracts which are ancillary to the Portfolio's principal business of investing in stocks or securities or options and futures with respect to stocks or securities) derived with regard to its investing in such stocks, securities or currencies; and (b) derive less than 30 percent of its gross income from gains (without deduction for losses) realized on the sale or other disposition of any of the following held for less than three months: securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) or certain foreign currencies. In order to meet the requirements noted above, the Fund may be required to defer disposing of certain options, futures contracts and securities beyond the time when it might otherwise be advantageous to do so. These requirements may also affect the Fund's investments in various ways, such as by limiting the Fund's ability to:(a) sell investments held for less than three months; (b) effect closing transactions on options written less than three months previously; (c) write options for a period of less than three months; and (d) write options on securities held for less than the long-term capital gains holding period. For a discussion of tax consequences to owners of annuity contracts, see the Prospectus for those contracts.

     The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service.


            PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is primarily responsible for the investment decisions of the Portfolio, including decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, the placing of investment transactions, and the negotiation of brokerage commissions, if any. No Portfolio has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction, and difficulty of execution. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

     If the securities in which the Portfolio invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Portfolio will consist primarily of brokerage commission or dealer or underwriter spreads.

     While the Adviser seeks to obtain the most favorable net results in effecting transactions in the portfolio securities, brokers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Such supplemental research service ordinarily consists of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of the Adviser, the Fund will be benefited by such supplemental research services, the Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under its Investment Advisory Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Adviser may use such supplemental research in providing investment advice to its other advisory accounts.

     During 1999, 30% of the Fund's total brokerage was allocated to brokers who furnish statistical data or research information. Brokerage commissions paid during 1999, 1998 and 1997 were $801,294, $740,176 and 587,069, respectively.

                    GENERAL INFORMATION

Capital Stock

     The Fund is a mutual fund. Its board of directors is responsible for supervising its business affairs and investments, which are managed on a daily basis by the Adviser. The Fund was incorporated under the laws of the State of Maryland on January 30, 1984. The Fund is a series fund with twenty-two classes of stock, one for each Portfolio. The authorized capital stock of the Fund consists of 490,000,000 shares of common stock, par value ten cents ($0.10) per share. The shares of the authorized capital stock are currently divided into the following classes:

Fund                               Authorized Capital Stock
Summit Pinnacle Series
Zenith Portfolio                        40,000,000 shares
Bond Portfolio                          30,000,000 shares
Capital Portfolio                       30,000,000 shares
S&P 500 Index Portfolio                 30,000,000 shares
Micro-Cap Portfolio                     20,000,000 shares
S&P MidCap 400 Index Portfolio          20,000,000 shares
Balanced Index Portfolio                20,000,000 shares
Lehman Aggregate Bond Index Portfolio   20,000,000 shares
Russell 2000 Small Cap Index Portfolio  20,000,000 shares
Nasdaq-100 Index Portfolio              20,000,000 shares

Summit Apex Series
S&P 500 Index Fund                      20,000,000 shares
S&P MidCap 400 Index Fund               20,000,000 shares
Russell 2000 Small Cap Index Fund       20,000,000 shares
Balanced Index Fund                     20,000,000 shares
Nasdaq 100 Index Fund                   20,000,000 shares
Lehman Aggregate Bond Index Fund        20,000,000 shares
Bond Fund                               20,000,000 shares
Everest Fund                            20,000,000 shares
Micro-Cap Fund                          20,000,000 shares
Short-term Government Fund              20,000,000 shares
High Yield Bond Fund                    20,000,000 shares
Emerging Markets Bond Fund              20,000,000 shares

     The Board of Directors may change the designation of any Portfolio and may increase or decrease the number of authorized shares of any Portfolio, but may not decrease the number of authorized shares of any Portfolio below the number of shares then outstanding.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and, upon liquidation or dissolution, in net assets of such Portfolio remaining after satisfaction of outstanding liabilities.

Voting Rights

     In accordance with an amendment to the Maryland General Corporation Law, the Board of Directors of the Fund has adopted an amendment to its Bylaws providing that unless otherwise required by the Investment Company Act of 1940, the Fund shall not be required to hold an annual shareholder meeting unless the Board of Directors determines to hold an annual meeting. The Fund intends to hold shareholder meetings only when required by law and such other times as may be deemed appropriate by its Board of Directors.

     All shares of common stock have equal voting rights (regardless of the net asset value per share) except that on matters affecting only one Portfolio, only shares of the respective Portfolio are entitled to vote. The shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors.

     Matters in which the interests of all Portfolios are substantially identical (such as the election of directors or the approval of independent public accountants) will be voted on by all shareholders without regard to the separate Portfolios. Matters that affect all Portfolios but where the interests of the Portfolios are not substantially identical (such as approval of the Investment Advisory Agreement) would be voted on separately by each Portfolio. Matters affecting only one Portfolio, such as a change in its fundamental policies, are voted on separately by that Portfolio.

     Matters requiring separate shareholder voting by Portfolio shall have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Portfolio; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Fund.

     The phrase "a majority of the outstanding voting securities" of a Portfolio (or of the Fund) means the vote of the lesser of: (1) 67% of the shares of the Portfolio (or the Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Portfolio (or the Fund).

     As noted in the Prospectus, Union Central currently has voting control of the Fund. With voting control, Union Central could make fundamental and substantial changes (such as electing a new Board of Directors, changing the investment adviser or advisory fee, changing a Portfolio's fundamental investment objectives and policies, etc.) regardless of the views of Contract Owners. However, under current interpretations of presently applicable law, Contract Owners are entitled to give voting instructions with respect to Fund shares held in registered separate accounts and therefore all Contract Owners would receive advance notice before any such changes could be made.

Additional Information

     This Statement of Additional Information and the Prospectus do not contain all the information set forth in the registration statement and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.


                    INDEPENDENT AUDITORS

     The financial statements of the Fund have been audited by Deloitte & Touche LLP, 1700 Courthouse Plaza NE, Dayton, Ohio 45402, independent auditors, as stated in their report appearing herein. The financial statements are included in this Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, given upon their authority as experts in auditing and accounting.


     The financial statements of the Fund have been audited by Deloitte & Touche LLP, 1700 Courthouse Plaza NE, Dayton, Ohio
45402, independent auditors.

                    SUMMIT MUTUAL FUNDS, INC.
               FORMERLY KNOWN AS CARILLON FUND, INC.

                       FINANCIAL STATEMENTS
                   YEAR ENDED DECEMBER 31, 1999

CARILLON FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1999

                                                                   S&P MidCap
                            Equity       Bond      S&P 500 Index   400 Index
                            Portfolio    Portfolio    Portfolio    Portfolio
ASSETS
 Investments in securities,
 at value                   $121,761,182 $96,867,215  $283,095,748  $23,884,387
 (cost $117,983,514;
 $102,150,381;$212,828,461;
 $22,858,671)
 Cash                          1,028,346        ----       245,948       30,586

 Receivables:
 Shares sold                      21,904         423       362,891      141,278
 Securities sold               1,941,766        ----       158,191         ----
 Interest and dividends          144,881   1,886,486       326,280       21,523
 Variation margin                   ----        ----        46,750       50,400
 Prepaid expenses and other       21,192       9,335         9,450          707
                            ------------ -----------  ------------  -----------
                             124,919,271  98,763,459   284,245,258   24,128,881
                            ------------ -----------  ------------  -----------
LIABILITIES
 Payables:
 Investment securities
   purchased                     350,600        ----          ----         ----
 Shares redeemed                  31,779     132,201           348      146,945
 Investment advisory fees         66,945      40,550        68,045        2,539
 Custodian and portfolio
   accounting fees                11,351       7,289         8,602        2,752
 Professional fees                12,320      12,519        13,609       12,397
 Other accrued expenses            1,920       1,803        22,569          876
 Deferred directors'
   compensation                     ----     141,361         ----         ----
                            ------------ -----------  ------------  -----------
                                 474,915     335,723       113,173      165,509
                            ------------ -----------  ------------  -----------
NET ASSETS
 Paid-in capital             136,005,906 103,016,838   211,762,698   21,744,598
 Undistributed net
  investment income              152,655   1,076,167       422,075       73,642
 Accumulated net realized
  gain/(loss) on
  investments and
  futures contracts          (15,491,873)   (382,103)    1,153,950       54,716

 Net unrealized
  appreciation/
  (depreciation) on
  investments and futures
  contracts                    3,777,668   (5,283,166)   70,793,362   2,090,416
                            ------------ -----------  ------------  -----------
                            $124,444,356 $98,427,736  $284,132,085  $23,963,372
                            ============ ===========  ============  ===========
Shares authorized
 ($.10) par value             40,000,000  30,000,000    30,000,000   20,000,000

Shares outstanding             9,864,734   9,497,171    12,290,004    2,171,259

Net asset value,
 offering and
 redemption price
 per share                        $12.62      $10.36        $23.12       $11.04


The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999

                                        Balanced Index    Lehman Aggregate Bond
                                        Portfolio         Index Portfolio
ASSETS
  Investments in securities, at value   $ 55,072,783      $ 15,109,051
    (cost $52,932,437; $15,461,461)
  Cash                                       286,322              ----
  Receivables:
    Shares sold                                 ----             1,533
      Securities sold                         21,572              ----
    Interest and dividends                   362,508           239,912
   Variation margin  4,250                      ----
  Prepaid expenses and other                   1,092               206
                                         -----------       -----------
                                          55,748,527        15,350,702
                                         -----------       -----------
LIABILITIES
  Payables:
   Investment securities purchased              ----              ----
   Shares redeemed                            11,194               564
   Investment advisory fees                    9,982             3,920
   Custodian and portfolio
     accounting fees                           4,234             2,001
   Professional fees                          12,395            13,488
   Other accrued expenses                      2,806               810
   Deferred directors' compensation            -----              ----
                                         -----------       -----------
                                              40,611            20,783
                                         -----------       -----------
NET ASSETS
  Paid-in capital                         54,133,169        15,595,910
  Undistributed net
     investment income                       386,128           126,945
  Accumulated net realized gain/
    (loss) on investments and
    futures contracts                     (1,003,027)          (40,526)
  Net unrealized appreciation/
    (depreciation) on investments
    and futures contracts                  2,191,646          (352,410)
                                         -----------       -----------
                                        $ 55,707,916      $ 15,329,919
                                         ===========       ===========
Shares authorized ($.10) par value        20,000,000        20,000,000

Shares outstanding                         5,351,487         1,561,278

Net asset value, offering
 and redemption price
    per share                                 $10.41              $9.82


The accompanying notes are an integral part of the financial statements.

CARILLON FUND, INC.
STATEMENTS OF OPERATIONS

Year Ended December 31, 1999

                                                                   S&P MidCap
                            Equity       Bond       S&P 500 Index  400 Index
                            Portfolio    Portfolio    Portfolio    Portfolio
INVESTMENT INCOME
 Interest                   $   273,980  $ 7,844,702  $   551,258  $  204,182
 Dividends (net of
  foreign withholding
  taxes of $66,850; $0;
  $38,219; $0)                2,037,883         ----    2,588,328     112,906
                            -----------  -----------  -----------  ----------
                              2,311,863    7,844,702    3,139,586     317,088
                            -----------  -----------  -----------  ----------
EXPENSES
 Investment advisory fees     1,025,375      514,217      632,729      41,235
 Custodian fees
   and expenses                  42,087       26,969       65,041       9,948
 Portfolio accounting fees       37,005       53,137       54,348      20,149
 Professional fees               15,606       13,833       15,956      15,649
  Director's fees                12,092       11,770       13,795       7,122
  Transfer agent fees             6,994        6,815        6,663       2,158
  Other                          33,320       27,252       27,831         849
                            -----------  -----------  -----------  ----------
                              1,172,479      653,993      816,363      97,110
                            -----------  -----------  -----------  ----------
  Expense reimbursement            ----         ----         ----     (12,912)
                              1,172,479      653,993      816,363      84,198
                            -----------  -----------  -----------  ----------

NET INVESTMENT INCOME         1,139,384    7,190,709    2,323,223     232,890
                            -----------  -----------  -----------  ----------

REALIZED AND UNREALIZED
 GAIN/(LOSS)
  Net realized gain/(loss)
    on investments          (15,155,238)      69,654       58,334     520,589
  Net realized gain/(loss)
    on futures contracts          -----        -----    1,260,613    (465,873)
                            (15,155,238)      69,654    1,318,947      54,716
                            -----------  -----------  -----------  ----------
  Net change in unrealized
    appreciation/
    (depreciation) on
    investments, futures
    contracts, and
    translation of assets
    and liabilities in
    foreign currencies       15,500,859   (8,498,194)  37,850,127   2,090,416
                            -----------  -----------  -----------  ----------


NET REALIZED AND
UNREALIZED GAIN/ LOSS)          345,621   (8,428,540)  39,169,074   2,145,132
                            -----------  -----------  -----------  ----------

NET INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS                 $ 1,485,005  $(1,237,831) $41,492,297  $2,378,022
                             =========== ===========  ===========  ==========


The accompanying notes are an integral part of the financial statements.

CARILLON FUND, INC.
STATEMENTS OF OPERATIONS

Year Ended December 31, 1999

                                        Balanced Index    Lehman Aggregate Bond
                                        Portfolio           Index Portfolio
INVESTMENT INCOME
 Interest                               $  942,872          $525,582
 Dividends (net of foreign withholding
   taxes of $2,929; $0)                    265,876              ----
                                        ----------          --------
                                         1,208,748           525,582
                                        ----------          --------
EXPENSES
 Investment advisory fees                  106,499            25,344
 Custodian fees and expenses                20,699             2,428
 Portfolio accounting fees                  23,946            10,510
 Professional fees                          15,665            15,648
 Director's fees                             7,124             4,895
 Transfer agent fees                         1,834               945
 Other                                       3,417               480
                                        ----------          --------
                                           179,184            60,250

 Expense reimbursement                     (13,736)          (12,692)
                                        ----------          --------
                                           165,448            47,558
                                        ----------          --------
NET INVESTMENT INCOME                    1,043,300           478,024
                                        ----------          --------

REALIZED AND UNREALIZED GAIN/(LOSS)
 Net realized gain/(loss)
 on investments                         (1,230,497)          (40,526)
 Net realized gain/(loss) on
 futures contracts                         227,470              ----
                                        ----------          --------
                                        (1,003,027)          (40,526)
                                        ----------          --------
 Net change in unrealized
  appreciation/(depreciation) on
  investments, futures contracts,
  and translation of assets and
  liabilities in foreign currencies      2,191,646          (352,410)
                                        ----------          --------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS)                            1,188,619          (392,936)
                                        ----------          --------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                $2,231,919          $ 85,088
                                        ----------          --------



The accompanying notes are an integral part of the financial statements.

CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                           Equity Portfolio
                                                       Year Ended December 31,

                                                    1999          1998
OPERATIONS
   Net investment income                            $  1,139,384  $  4,315,972
   Net realized gain/(loss)
   on investments and futures                        (15,155,238)   29,356,244

   Net change of unrealized appreciation/
    (depreciation) on investments, futures
     contracts, and translation of assets
     and liabilities in foreign currencies            15,500,859   (82,894,401)
                                                    ------------  ------------
                                                       1,485,005   (49,222,185)
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                              (1,534,834)   (3,999,567)
   Net realized gain                                 (29,666,177)  (43,531,579)
                                                    ------------  ------------
                                                     (31,201,011)  (47,531,146)
                                                    ------------  ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                           4,114,679    27,909,508
   Reinvestment of distributions                      31,201,011    47,531,146
   Payments for shares redeemed                     (129,938,136)  (65,531,975)
                                                    ------------  ------------
                                                     (94,622,446)    9,908,679
                                                    ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS               (124,338,452)  (86,844,652)

NET ASSETS
   Beginning of year                                 248,782,808   335,627,460
                                                    ------------  ------------
   End of year                                      $124,444,356  $248,782,808
                                                    ------------  ------------
UNDISTRIBUTED NET INVESTMENT INCOME                  $   152,655   $   548,105
                                                    ------------  ------------

FUND SHARE TRANSACTIONS
   Sold                                                  305,666     1,482,774
   Reinvestment of distributions                       2,727,392     2,544,159
   Redeemed                                           (9,872,069)   (3,814,089)
                                                    ------------  ------------
   Net increase (decrease) from
    fund share transactions                           (6,839,011)      212,844
                                                    ------------  ------------

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                        Bond Portfolio
                                                    Year Ended December 31,

                                                    1999          1998
OPERATIONS
   Net investment income                            $  7,190,709  $  8,002,882
   Net realized gain/(loss) on
    investments and futures                               69,654      (382,978)
   Net change of unrealized appreciation/
     (depreciation) on investments, futures
      contracts, and translation of assets
      and liabilities in foreign currencies           (8,498,194)     (644,567)
                                                    ------------  ------------
                                                      (1,237,831)    6,975,337
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                              (6,544,239)   (7,895,961)
   Net realized gain on investments                        -----    (1,121,637)
                                                    ------------  ------------
                                                      (6,544,239)    9,017,598)
                                                    ------------  ------------

FUND SHARE TRANSACTIONS
   Proceeds from shares sold                          23,415,382    50,015,086
   Reinvestment of distributions                       6,544,239     9,017,598
   Payments for shares redeemed                      (37,512,126)  (43,120,208)
                                                    ------------  ------------
                                                      (7,552,505)   15,912,476
                                                    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS                (15,334,575)   13,870,215

NET ASSETS
   Beginning of year                                 113,762,311    99,892,096

                                                    ------------  ------------
   End of year                                      $ 98,427,736  $113,762,311
                                                    ------------  ------------
UNDISTRIBUTED NET INVESTMENT INCOME                 $  1,076,167  $    382,160
                                                    ------------  ------------
FUND SHARE TRANSACTIONS
   Sold   2,160,763   4,379,828
   Reinvestment of distributions                         615,367       799,240
   Redeemed                                           (3,498,330)   (3,811,138)
                                                    ------------  ------------
   Net increase (decrease) from
    fund share transactions                             (722,200)    1,367,930
                                                    ------------  ------------

The accompanying notes are an integral part of the financial statements

 .
CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                    S&P 500 Index Portfolio
                                                    Year Ended December 31,

                                                    1999          1998
OPERATIONS
  Net investment income                             $  2,323,223  $  1,144,225
  Net realized gain/(loss) on
    investments and futures                            1,318,947     1,188,196
  Net change in unrealized appreciation/
    (depreciation) on investments, futures
     contracts, and translation of assets
     and liabilities in foreign currencies            37,850,127    20,913,178
                                                    ------------  ------------
                                                      41,492,297    23,245,599
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                              (1,983,080)   (1,101,958)
   Net realized gain                                  (1,193,873)   (1,947,719)
                                                    ------------  ------------
                                                      (3,176,953)   (3,049,677)
                                                    ------------  ------------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                          128,095,131   58,542,452
   Reinvestment of distributions                        3,176,953    3,049,677
   Payments for shares redeemed                       (16,800,128)  (6,037,935)
                                                    ------------  ------------
                                                      114,471,956   55,554,194
                                                    ------------  ------------

NET INCREASE IN NET ASSETS                            152,787,300   75,750,116

NET ASSETS
   Beginning of year                                  131,344,785   55,594,669
                                                    ------------  ------------
   End of year                                       $284,132,085 $131,344,785
                                                    ------------  ------------
UNDISTRIBUTED NET INVESTMENT INCOME                  $    442,075 $     81,932

FUND SHARE TRANSACTIONS
   Sold                                                 6,182,960    3,377,397
   Reinvestment of distributions                          152,279      175,601
   Redeemed                                              (783,304)    (345,887)
                                                    ------------  ------------
   Net increase from fund share transactions            5,551,935    3,207,111
                                                    ------------  ------------

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                              S & P MidCap 400 Index Portfolio

                                                Period from May 3, 1999 to
                                                     December 31, 1999
OPERATIONS
 Net investment income                                   $   232,890
  Net realized gain/(loss) on investments and futures         54,716
  Net change of unrealized appreciation/(depreciation)
     on investments, futures contracts, and translation
     of assets and liabilities in foreign currencies       2,090,416
                                                         -----------
                                                           2,378,022
                                                         -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                      (159,248)
 Net realized gain on investments                               ----
                                                         -----------
                                                            (159,248)
                                                         -----------
 FUND SHARE TRANSACTIONS
 Proceeds from shares sold                                33,292,532
 Reinvestment of distributions                               159,248
 Payments for shares redeemed                            (11,707,182)
                                                         -----------
                                                          21,744,598
                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS                     23,963,372
NET ASSETS
   Beginning of year                                            ----
                                                         -----------
   End of year                                           $23,963,372
                                                         -----------
UNDISTRIBUTED NET INVESTMENT INCOME                      $    73,642
                                                         -----------
FUND SHARE TRANSACTIONS
 Sold                                                      3,297,454
 Reinvestment of distributions                                15,195
 Redeemed                                                 (1,141,390)
                                                         -----------
 Net increase (decrease) from fund share transactions      2,171,259
                                                         -----------

The accompanying notes are an integral part of the financial statements

 .
CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                     Balanced Index Portfolio

                                                      Period from May 3, 1999
                                                       to December 31, 1999
OPERATIONS
 Net investment income                                    $ 1,043,300
 Net realized gain/(loss) on investments and futures       (1,003,027)
 Net change of unrealized appreciation/(depreciation)
   on investments, futures contracts, and translation
   of assets and liabilities in foreign currencies          2,191,646
                                                           ----------
                                                            2,231,919
                                                           ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                     (657,172)
   Net realized gain on investments                              ----
                                                           ----------
                                                             (657,172)
                                                           ----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                               98,304,751
      Reinvestment of distributions                           657,172
      Payments for shares redeemed                        (44,828,754)
                                                           ----------
                                                           54,133,169
                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS                      55,707,916
NET ASSETS
   Beginning of year                                             ----
                                                           ----------
   End of year                                            $55,707,916
                                                           ----------
UNDISTRIBUTED NET INVESTMENT INCOME                       $   386,128
                                                           ----------
FUND SHARE TRANSACTIONS
   Sold                                                     9,807,128
   Reinvestment of distributions                               69,542
   Redeemed                                                (4,525,183)
                                                           ----------
   Net increase (decrease) from fund share transactions     5,351,487
                                                          ----------

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                          Lehman Aggregate Bond Index Portfolio
                                                 Period from June 30, 1999
                                                     to December 31,1999
OPERATIONS
 Net investment income                                   $    478,024
 Net realized gain/(loss) on investments and futures          (40,526)
 Net change of unrealized appreciation/(depreciation)
   on investments, futures contracts, and translation
   of assets and liabilities in foreign currencies           (352,410)
                                                           ----------
                                                               85,088
                                                           ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                     (351,079)
   Net realized gain on investments                              ----
                                                           ----------
                                                             (351,079)
                                                           ----------
FUND SHARE TRANSACTIONS
   Proceeds from shares sold                               18,759,494
   Reinvestment of distributions                              351,079
   Payments for shares redeemed                            (3,514,663)
                                                           ----------
                                                           15,595,910
                                                           ----------
NET INCREASE (DECREASE) IN NET ASSETS                      15,329,919
NET ASSETS
   Beginning of year                                             ----

                                                           ----------
   End of year                                            $15,329,919
                                                           ----------
UNDISTRIBUTED NET INVESTMENT INCOME                       $   126,945
                                                           ----------
FUND SHARE TRANSACTIONS
   Sold                                                     1,876,067
   Reinvestment of distributions                               35,284
   Redeemed                                                  (350,073)
                                                           ----------
   Net increase (decrease) from fund share transactions     1,561,278
                                                           ----------


The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS



DECEMBER 31, 1999

EQUITY PORTFOLIO

COMMON STOCKS - 89.28%
                                                       SHARES    VALUE
BANKING & FINANCIAL SERVICE - 16.00%
Banc One Corporation                                    65,000   $ 2,084,062
Banco Latinoamericano De Exportanciones Sponsored ADR   75,000     1,762,500
Bank of America Corporation                             60,000     3,011,250
Charter One Financial, Incorporated                    110,085     2,105,375
Chase Manhattan, N.A.                                   15,000     1,165,312
Fannie Mae                                              30,000     1,873,125
Federal Home Loan Mortgage Corporation                  30,000     1,411,875
First Union Corporation                                 70,000     2,296,875
Golden State Bancorp*                                  100,000     1,725,000
Jefferies Group, Incorporated                           27,800       611,600
Raymond James Financial Corporation                    100,000     1,868,750
                                                                 -----------
                                                                  19,915,724
                                                                 -----------
CAPITAL GOODS - .47%
LSI Industries, Incorporated                            26,900       581,712

CONSUMER CYCLICAL - 11.68%
Ford Motor Company                                      50,000     2,671,875
Dayton Hudson Corporation                               20,000     1,468,750
General Motors Corporation                              23,000     1,671,812
Media General, Incorporated Class A                     40,000     2,080,000
National RV Holdings, Incorporated*                     29,100       560,175
Stanley Furniture Company*                             130,700     2,401,612
Strattec Security Corporation*                          56,000     1,813,000
Toll Brothers, Incorporated*                           100,000     1,862,500
                                                                 -----------
                                                                  14,529,724
                                                                 -----------
CONSUMER NON-DURABLE - 14.20%
General Mills, Incorporated                             60,000     2,145,000
H. J. Heinz Company                                     35,000     1,393,438
Invacare Corporation                                   117,000     2,347,313
PepsiCo, Incorporated                                   50,000     1,762,500
Pharmacia & Upjohn, Incorporated                        30,000     1,350,000
Sara Lee Corporation                                    65,000     1,434,063
SPX Corporation*                                        30,000     2,424,375
TRICON Global Restaurants*                              55,000     2,124,375
Watson Pharmaceuticals, Incorporated*                   75,000     2,685,938
                                                                 -----------
                                                                  17,667,002
                                                                 -----------
ENERGY - 7.75%
Coastal Corporation                                     30,000     1,063,125
Conoco, Incorporated Class B                           110,000     2,736,250
Houston Exploration Company*                            86,500     1,713,781
Newfield Exploration Company*                           40,000     1,070,000
Pride International, Incorporated                      100,000     1,462,500
Union Pacific Resources Group                          125,000     1,593,750
                                                                 -----------
                                                                   9,639,406
                                                                 -----------
MANUFACTURING - 5.66%
Cytec, Incorporated*                                    90,000     2,081,250
D.R. Horton, Incorporated                              190,000     2,624,375
ITT Industries, Incorporated                            70,000     2,340,625
                                                                 -----------
                                                                   7,046,250
                                                                 -----------

REAL ESTATE - 3.54%
Chicago Title Corporation                               32,800     1,517,000
FelCor Lodging Trust, Incorporated                     100,000     1,750,000
Hospitality Properties Trust                            60,000     1,143,750
                                                                 -----------
                                                                   4,410,750
                                                                 -----------
SERVICE - 2.22%
Convergys Corporation*                                  90,000     2,767,500
                                                                 -----------
TECHNOLOGY - 8.95%
Intel Corporation                                       30,000     2,469,375
Cisco Systems, Incorporated*                            20,000     2,142,500
International Business Machines Corporation             28,000     3,024,000
Microsoft Corporation*                                  30,000     3,502,500
                                                                 -----------
                                                                  11,138,375
                                                                 -----------
TRANSPORTATION - 5.18%
America West Holdings Corporation Class B*              90,000     1,867,500
AMR Corporation*                                        20,000     1,340,000
Delta Air Lines, Incorporated                           30,000     1,494,375
Whitman Corporation                                    130,000     1,746,875
                                                                 -----------
                                                                   6,448,750
                                                                 -----------
UTILITIES - 13.63%
Alliant Energy Corporation                              25,000       687,500
Avista Corporation                                      79,000     1,219,563
Bell Atlantic Corporation                               40,000     2,462,500
Bell South Corporation                                  53,200     2,490,425
GTE Corporation                                         35,000     2,469,688
Niagara Mohawk Holdings, Incorporated*                 145,000     2,020,938
SBC Communications, Incorporated                        60,000     2,925,000
Scana Corporation                                      100,000     2,687,500
                                                                 -----------
                                                                  16,963,114
                                                                 -----------

  Total Common Stocks (cost $108,315,886)                        111,108,307

UNIT INVESTMENT TRUST - 8.56%

MidCap SPDR Trust Unit Series I                         77,000     6,246,625
S&P 500 Depositary Receipt                              30,000     4,406,250


  Total Unit Investment Trust (cost $9,667,628)                   10,652,875
                                                                 -----------


TOTAL INVESTMENTS - 97.84% (cost $117,983,514)<F1>               121,761,182
                                                                 -----------
OTHER ASSETS AND LIABILITIES - 2.16%                               2,683,174
                                                                 -----------
TOTAL NET ASSETS - 100%                                         $124,444,356
                                                                 -----------
____________
*Non-income producing
 (ADR) American Depository Receipt

<F1>  Represents cost for Federal income tax purposes. Gross unrealized appreciation and depreciation of securities at December 31,1999 for financial reporting purposes was $11,755,811 and ($8,188,293).


The accompanying notes are an integral part of the financial statements.
CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

BOND PORTFOLIO

U.S. TREASURY OBLIGATIONS - 32.87%
                                                     PRINCIPAL   VALUE
U.S. TREASURY NOTES & BONDS - 32.87%
7.750% due 02/15/01                                  $5,000,000  $ 5,085,940
0.000% due 08/15/02                                   2,000,000    1,700,338
5.875% due 11/15/05                                   6,000,000    5,825,628
5.625% due 02/15/06                                   5,000,000    4,784,375
7.000% due 07/15/06                                   2,000,000    2,048,750
6.500% due 10/15/06                                   6,000,000    5,983,128
6.625% due 05/15/07                                   5,000,000    5,020,315
6.125% due 08/15/29                                   2,000,000    1,906,876
                                                                 -----------
                                                                  32,355,350
                                                                 -----------

Total U.S. Treasury Obligations  (cost $33,552,586)               32,355,350
                                                                 -----------


MORTGAGE-BACKED SECURITIES - 1.26%

FEDERAL HOME LOAN MORTGAGE CORPORATION - .34%
7.500% due 02/01/02                                      11,544       11,586
9.500% due 04/01/05                                      21,799       22,566
7.500% due 06/01/07                                      54,783       54,743
11.000% due 05/01/10                                        979        1,026
12.500% due 08/01/10                                      7,648        8,353
8.000% due 11/01/16                                      22,971       23,193
9.500% due 02/01/18                                      31,040       32,690
6.500% due 07/01/23                                     192,554      183,671
                                                                 -----------
                                                                     337,828
                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - .86%
12.000% due 04/01/00                                        886          901
9.000% due 08/01/01                                      11,088       11,292
8.500% due 01/01/02                                       9,918       10,177
10.500% due 06/01/04                                      5,539        5,759
10.500% due 05/01/05                                    133,418      138,694
6.500% due 06/01/08                                     592,511      580,424
8.000% due 08/01/17                                      97,821       99,069
                                                                 -----------
                                                                     846,316
                                                                 -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - .06%
9.000% due 05/15/20                                      56,689       59,471
                                                                 -----------


  Total Mortgage-backed Securities (cost $1,245,367)               1,243,615
                                                                 -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.07%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.29%
59 E  (8.900% due 11/15/20)                          $  487,165  $   499,399
106 G (8.250% due 12/15/20)                             758,778      771,462
                                                                 -----------
                                                                   1,270,861
                                                                 -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - .08%
1988-30 D (9.500% due 12/25/18)                          73,313       76,338
                                                                 -----------

 PRIVATE SECTOR - 3.70%
Securitized Asset Sales, Inc. 1993-2 B2
    (6.500% due 07/25/08)                               221,947      213,484
CMC2 Securities Corp.  1993 E 1 E 1CP
   (0.000% due 12/25/08)                                230,974      182,239
Country Wide Mortgage-Backed Securities, Inc.
  1994 - 8B1
  (6.000% due 03/01/09)                                 689,032      649,558
Capstead Mortgage Securities Corp. C - 4
  (10.950% due 02/01/14)                                 90,454       90,455
Boams 99-3 B3 (6.250% due 05/25/14)                     942,744      827,164
NSCOR 1996 - 5 B1 (8.000% due 11/25/26)               1,617,510    1,600,332
MSC (1998 - 1) PO (0.000% due 03/25/28)                 112,724       77,824
                                                                 -----------
                                                                   3,641,056
                                                                 -----------


  Total Collateralized Mortgage Obligations
  (cost $5,012,535)                                                4,988,255
                                                                 -----------

ASSET-BACKED SECURITIES - 7.14%

COMMERCIAL MORTGAGE-BACKED SECURITIES- 5.26%
Chase Commercial Mortgage Sec.(6.600% due 12/19/07)   2,609,885    2,208,615
NMFC 98-4 B3 (6.250% due 10/25/2028)                  1,356,843    1,123,969
Paine Webber Mortgage Acceptance 96 M1 E
  (7.655% due 01/02/12)                               2,000,000    1,840,000
                                                                 -----------
                                                                   5,172,584
                                                                 -----------
HOME EQUITY - 1.88%
Ditech Home Loan Owner Trust (7.250% due 06/15/21)    2,000,000    1,855,620
                                                                 -----------

  Total Asset-backed Securities  (cost $7,768,030)                 7,028,204
                                                                 -----------

CORPORATE BONDS AND NOTES - 50.42%

AIR TRANSPORTATION - 1.84%
Continental Airlines (7.820% due 10/15/13)              911,413      903,439
NWA Trust No. 2 Class B (10.230% due 06/21/14)          876,923      912,763
                                                                 -----------
                                                                   1,816,202
                                                                 -----------

BANK, BANK HOLDING COMPANIES, & OTHER BANK
SERVICES- 10.71%
Ahmanson Capital Trust (8.360% due 12/01/26)          1,500,000    1,418,686
Banc Tec Inc. (7.500% due 06/01/08)                   1,500,000    1,348,568
Erac USA Finance (7.950% due 12/15/09)                1,000,000      990,873
Fairfax Financial Holdings (7.375% due 03/15/06)      1,000,000      900,678
GS Escrow Corp. (6.750% due 08/01/01)                   300,000      289,151
GS Escrow Corp. (7.000% due 08/01/03)                 1,000,000      925,226
Household Finance Corp. (7.200% due 07/15/06)         1,500,000    1,474,046

Lodgian Finance Corp. (12.250% due 07/15/09)          1,000,000      990,000
NationsBank Corp. (7.625% due 04/15/05)               1,000,000    1,014,290
Sovereign Bancorp (10.500% due 11/15/06)                250,000      255,000
Svenska Handelsbanken (7.125% due 03/07/07)           1,000,000      932,710
                                                                 -----------
                                                                  10,539,228
                                                                 -----------
CONSUMER NON-DURABLE - 3.00%
LTV Corp. Sr. Nts. (11.750% due 11/15/09)             1,000,000    1,040,000
Sequa Corp. Sr. Nts. (9.000% due 08/01/09)            1,000,000      967,500
World Color Press Inc. Sr. Nts.(7.750% due 02/15/09)  1,000,000      950,000
                                                                 -----------
                                                                   2,957,500
                                                                 -----------
ELECTRIC - 3.21%
Carolina Power & Light Sr. Nts.
 (5.950% due 03/01/09)                                1,000,000      903,392
Edison Mission Nts. (7.730% due 06/15/09)             1,000,000      992,254
                                                                 -----------
                                                                   3,161,155
                                                                 -----------
ENERGY - 4.88%
Eagle Geophysical Inc.* (10.750% due 07/15/08)<F1>    1,000,000       80,000
Federal-Mogul Co. (7.375% due 01/15/06)               1,000,000      916,258
Louis Dreyfus Nts. (6.875% due 12/01/07)              1,500,000    1,353,510
Mitchell Energy Development Corp.
  (6.750% due 02/15/04)                               1,750,000    1,663,613
Rural/Metro Corp. Sr. Nts. (7.875% due 03/15/08)      1,000,000      787,500
                                                                 -----------
                                                                   4,800,881
                                                                 -----------
ENTERTAINMENT & LEISURE - 2.39%
Imax Corp. Sr. Nts. (7.875% due 12/01/05)             1,000,000      945,000
Royal Caribbean (7.000% due 10/15/07)                 1,500,000    1,405,804
                                                                 -----------
                                                                   2,350,804
                                                                 -----------
FOOD, BEVERAGE, & TOBACCO - .96%
RJR Nabisco Inc.  (7.550% due 06/15/15)               1,000,000      945,311
                                                                 -----------

GAMING INDUSTRY - 1.15%
Casino Magic of Louisiana (13.000% due 08/15/03)      1,000,000    1,128,750
                                                                 -----------

HEALTH CARE - 2.48%
Tenet Healthcare Corp. (7.875% due 01/15/03)          1,000,000      968,750
Universal Health Services Sr. Notes
  (8.750% due 08/15/05)                               1,500,000    1,475,372
                                                                 -----------
                                                                   2,444,122
                                                                 -----------
INSURANCE - 3.07%
Farmers Insurance Exchange (8.500% due 08/01/04)      1,000,000    1,025,546
Prudential Ins. Surplus Notes (8.100% due 07/15/15)   1,000,000    1,000,658
USF&G Capital  (8.470% due 01/10/27)                  1,000,000      992,427
                                                                 -----------
                                                                   3,018,631
                                                                 -----------

MEDIA & CABLE - 2.13%
CF Cable TV Inc. (9.125% due 07/15/07)                1,000,000    1,064,039
Continental Cablevision (8.300% due 05/15/06)         1,000,000    1,028,658
                                                                 -----------
                                                                   2,092,697
                                                                 -----------

MEDIA CONGLOMERATE - 4.00%
News American Holdings (6.625% due 01/09/08)          1,500,000    1,396,831
Time Warner Inc. (8.110% due 08/15/06)                1,500,000    1,533,786
Viacom Inc. Sr. Notes (7.750% due 06/01/05)           1,000,000    1,010,867
                                                                 -----------
                                                                   3,941,484
                                                                 -----------

PAPER & FOREST PRODUCT - .54%
Westvaco Corp. (10.300% due 01/15/19)                   500,000      526,850
                                                                 -----------


REAL ESTATE - 2.80%
Colonial Properties Sr. Nts. (8.050% due 07/15/06)    1,500,000    1,434,543
Healthcare Properties Nts. (6.875% due 06/08/05)      1,500,000    1,319,023
                                                                 -----------
                                                                   2,753,566
                                                                 -----------

TELECOMMUNICATIONS - 6.36%
360 Communications Sr. Nts. (7.500% due 03/01/06)     1,500,000    1,509,892
Arch Communications Group Sub. Deb.
 (6.750% due 12/01/03)                                1,000,000      560,000
Call-Net Enterprises (10.800% due 05/15/09)           1,000,000      492,500
IMC Global Nts. (7.625% due 11/01/05)                 1,250,000    1,218,161
Talton Holdings Inc. Sr. Nts. (11.000% due 06/30/07)  1,000,000      950,000
Worldcom Inc. (7.750% due 04/01/07)                   1,500,000    1,529,078
                                                                 -----------
                                                                   6,259,631
                                                                 -----------

TRANSPORTATION - .90%
Midway Air Lines (8.140% due 01/02/13)                1,000,000      889,560
                                                                 -----------


Total Corporate Bond and Notes (cost $52,946,444)                 49,626,372
                                                                 -----------

SHORT TERM INVESTMENTS - 1.65%

VARIABLE RATE DEMAND NOTES<F2> - 1.65%

Firstar Bank (6.240% due 12/31/31)                    1,625,419    1,625,419
                                                                 -----------

    Total Short-Term Investments (cost $1,625,419)                 1,625,419
                                                                 -----------

TOTAL INVESTMENTS - 98.41% (cost $102,150,381)<F3>                96,867,215
                                                                 -----------

OTHER ASSETS AND LIABILITIES - 1.59%                               1,560,521
                                                                 -----------
TOTAL NET ASSETS - 100.00%                                       $98,427,736
                                                                 ===========

* Non-Income Producing

<F1> Bond is in default.

<F2> Interest rates vary periodically based on current market rates.  Rates
shown are as of December 31, 1999. The maturity             shown  for each
variable rate demand note is the later of the next scheduled interest
adjustment date or the date on                     which principal can be
recovered through demand.  Information shown is as of December 31, 1999.

<F3> Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities at December 31, 1999 was $512,914 and ($5,796,080) respectively.

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

S&P 500 INDEX PORTFOLIO

COMMON STOCKS - 92.60%
                                                      SHARES     VALUE
BANKING & FINANCIAL SERVICE - 12.21%
Aetna Life and Casualty Company                           3,200  $    178,600
AFLAC, Incorporated                                       5,700       268,969
Allstate (The) Corporation                               17,200       412,800
American Express Company                                  9,600     1,596,000
American General Corporation                              5,300       402,137
American International Group, Incorporated               33,122     3,581,315
AmSouth Bancorp, Incorporated                             8,400       162,225
Aon Corporation                                           5,500       220,000
Associates First Capital Corporation                     15,600       428,025
BB&T Corporation                                          7,100       194,362
Banc One Corporation                                     24,546       787,005
BankAmerica Corporation                                  36,452     1,829,435
Bank of New York Company, Incorporated                   15,700       628,000
Bear Stearns Companies, Incorporated                      2,504       107,045
Capital One Financial Corporation                         4,200       202,387
Charles Schwab Corporation                               17,500       671,562
Chase Manhattan Corporation                              17,600     1,367,300
Chubb Corporation                                         3,800       213,987
CIGNA Corporation                                         4,000       322,250
Cincinnati Financial Corporation                          3,500       109,155
Citigroup, Incorporated                                  72,050     4,003,277
Comerica, Incorporated                                    3,300       154,068
Conseco, Incorporated                                     7,000       125,125
Countrywide Credit Industries, Incorporated               2,400        60,600
Fannie Mae                                               21,900     1,367,380
Federal Home Loan Mortgage Corporation                   14,900       701,230
Fifth Third Bancorp                                       6,600       484,275
First Union Corporation                                  21,100       692,343
Firstar Corporation                                      20,914       441,807
Fleet Financial Group, Incorporated                      19,580       681,628
Franklin Resources, Incorporated                          5,400       173,137
Golden West Financial                                     3,500       117,250
Hartford Financial Services Group                         4,700       222,662
Household International, Incorporated                    10,000       372,500
Huntington Bancshares                                     4,932       117,751
Jefferson-Pilot Corporation                               2,200       150,150
KeyCorp                                                   9,600       212,400
Lehman Brothers Holdings                                  2,600       220,187
Lincoln National Corporation                              4,200       168,000
Loews Corporation                                         2,300       139,580
Marsh & McLennan Companies, Incorporated                  5,700       545,418
MBIA, Incorporated                                        2,100       110,905
MBNA Corporation                                         17,100       465,975
Mellon Bank Corporation                                  10,900       371,280
Merrill Lynch & Company                                   7,900       659,650
MGIC Investment Corporation                               2,300       138,430
Morgan (J. P.) & Company                                  3,700       468,512
Morgan Stanley, Dean Witter & Company                    11,900     1,698,725
National City Corporation                                13,200       312,675
Northern Trust Corporation                                4,800       254,400
Old Kent Financial Corporation                            2,550        90,205
PaineWebber, Incorporated                                 3,000       116,437
Pinnacle West, Incorporated                               1,850        56,540
PNC Bank Corporation                                      6,300       280,350
Progressive Corporation                                   1,600       117,000
Providian Financial Corporation                           3,000       273,187
Regions Financial Corporation                             4,700       118,087
SAFECO Corporation                                        2,800        69,650
SLM Holding Corporation                                   3,400       143,650
SouthTrust Corporation                                    3,600       136,124
State Street Corporation                                  3,400       248,412
St. Paul Companies                                        4,900       165,068
Summit Bancorp                                            3,700       113,312
SunTrust Banks, Incorporated                              6,800       467,925
Synovus Financial Corporation                             6,000       119,250
T. Rowe Price Associates, Incorporated                    2,600        96,037
Torchmark Corporation                                     2,800        81,375
Union Planters Corporation                                3,000       118,312
UNUMprovident Corporation                                 5,098       163,455
U.S. Bancorp                                             15,500       369,093
Wachovia Corporation                                      4,300       292,400
Washingon Mutual, Incorporated                           12,384       321,983
Wells Fargo & Company                                    35,100     1,419,355
                                                                  -----------
                                                                   34,691,086
                                                                  -----------
CAPITAL GOODS - 7.87%
Allied Waste Industries, Incorporated*                    4,000        35,250
Armstrong World Industries, Incorporated                    900        30,037
Briggs & Stratton                                           500        26,812
Boeing Company                                           20,000       831,250
Caterpillar, Incorporated                                 7,600       357,675
Cooper Industries, Incorporated                           2,000        80,875
Corning, Incorporated                                     5,200       670,475
Crane Company                                             1,400        27,825
Cummins Engine Company, Incorporated                        900        43,480
Danaher Corporation                                       3,000       144,750
Deere & Company                                           5,000       216,875
Dover Corporation                                         4,400       199,650
Emerson Electric Company                                  9,300       533,587
Fluor Corporation                                         1,600        73,400
Foster Wheeler Corporation                                  900         7,987
General Dynamics Corporation                              4,300       226,825
General Electric Company                                 70,100    10,847,975
Grainger (W.W.), Incorporated                             2,000        95,625
Honeywell, Incorporated                                  16,962       978,495
Illinois Tool Works, Incorporated                         6,450       435,777
Ingersoll-Rand Company                                    3,500       192,718
ITT Industries, Incorporated                              1,900        63,531
Johnson Controls, Incorporated                            1,800       102,375
Lockheed Martin Corporation                               8,500       185,937
Masco Company                                             9,600       243,600
Milacron, Incorporated                                      800        12,300
Minnesota Mining & Manufacturing Company                  8,600       841,725
NACCO Industries, Incorporated                              200        11,112
Navistar International*                                   1,400        66,325
Northrop Grumman Corporation                              1,500        81,093
Owens Corning Fiberglass Corporation                      1,200        23,175
Pall Corporation                                          2,700        58,218
PACCAR, Incorporated                                      1,700        75,330
Parker-Hannifin Corporation                               2,400       123,150
Perkinelmer, Incorporated                                 1,000        41,688
Pitney Bowes, Incorporated                                5,700       275,381
Raytheon Company - Class B                                7,200       191,250
Rockwell International Corporation                        4,100       196,288
Solectron Corporation*                                    6,300       599,288
Textron, Incorporated                                     3,200       245,400
Thermo Electron Corporation*                              3,400        51,000
Thomas & Betts Company                                    1,200        38,250
Timken Company                                            1,300        26,568
TRW, Incorporated                                         2,600       135,038
Tyco International Limited                               36,104     1,403,542
United Technologies Corporation                          10,200       663,000
Waste Management, Incorporated                           13,270       228,078
Xerox Corporation                                        14,200       322,163
                                                                  -----------
                                                                   22,362,148
                                                                  -----------
CONSUMER CYCLICAL - 11.97%
American Greetings Company Class A                        1,400        33,075
American Online, Incorporated*                           47,800     3,605,913
Amgen, Incorporated*                                     21,800     1,309,363
AutoZone, Incorporated*                                   3,100       100,168
Bed Bath & Beyond, Incorporated*                          3,000       104,250
Best Buy Company, Incorporated*                           4,400       220,825
Black & Decker Corporation                                1,900        99,275
Brunswick Corporation                                     2,000        44,500
Carnival Corporation                                     13,200       631,125
Centex Corporation                                        1,300        32,094
Circuit City Stores, Incorporated                         4,300       193,768
Clear Channel Communications*                             7,200       642,600
Comcast Corporation Class A Special                      16,100       814,056
Cooper Tire & Rubber Company                              1,600        24,900
Consolidated Stores Corporation*                          2,400        39,000
Costco Companies, Incorporated*                           4,700       428,875
Dana Corporation                                          3,549       106,247
Dayton Hudson Corporation                                 9,400       690,312
Delphi Automotive Systems                                12,058       189,913
Deluxe Corporation                                        1,600        43,900
Dillard's, Incorporated Class A                           2,300        46,430
Dollar General Corporation                                5,650       128,537
Donnelley (R.R.) & Sons Company                           2,700        66,994
Dow Jones & Company, Incorporated                         1,900       129,200
Eaton Corporation                                         1,600       116,200
Ecolab, Incorporated                                      2,800       109,550
Federated Department Stores*                              4,500       227,531
Fleetwood Enterprises, Incorporated                         700        14,438
Ford Motor Company                                       25,800     1,378,688
Gannett Company, Incorporated                             6,000       489,375
Gap, Incorporated                                        18,275       840,650
General Motors Corporation                               13,700       995,819
Genuine Parts Company                                     3,800        94,288
Goodyear Tire & Rubber                                    3,300        93,019
Harcourt General, Incorporated                            1,500        60,375
Harrah's Entertainment, Incorporated*                     2,700        71,381
Hilton Hotels Corporation                                 7,900        76,038
Home Depot, Incorporated                                 49,200     3,373,275
Jostens, Incorporated                                       700        17,019
Kaufman & Broad Home Corporation                          1,000        24,188
K Mart Corporation*                                      10,500       105,656
Knight-Ridder, Incorporated                               1,800       107,100
Kohl's Department Stores Corporation*                     3,500       252,656
Leggett & Platt, Incorporated                             4,200        90,038
Limited (The), Incorporated                               4,600       199,238
Lowe's Companies, Incorporated                            8,200       489,950
Marriott International Class A                            5,300       167,281
May Department Stores Company                             7,150       230,588
Maytag Corporation                                        1,800        86,400
McGraw-Hill Companies, Incorporated                       4,200       258,825
Meredith Corporation                                      1,100        45,856
Mirage Resorts, Incorporated*                             4,100        62,781
New York Times Class A                                    3,700       181,763
Nordstrom, Incorporated                                   3,000        78,563
Office Depot, Incorporated*                               7,000        76,563
Penney (J.C.) Company, Incorporated                       5,600       111,650
Pep Boys - Manny, Moe & Jack                              1,100        10,038
Pulte Corporation                                           900        20,250
Sears Roebuck & Company                                   8,100       246,544
Snap-On Tools, Incorporated                               1,200        31,875
Stanley (The) Works                                       1,900        57,238
Staples, Incorporated*                                    9,950       206,463
Tandy Corporation                                         4,100       201,669
Times Mirror Company Class A                              1,300        87,100
Time Warner, Incorporated                                27,500     1,992,031
TJX Companies, Incorporated                               6,600       134,888
Toys "R" Us, Incorporated*                                5,200        74,425
Tribune Company                                           5,100       280,819
Wal-Mart Stores, Incorporated                            95,100     6,573,788
Walt Disney Company, The                                 44,100     1,289,925
Whirlpool Corporation                                     1,600       104,100
Yahoo!, Incorporated*                                     5,675     2,455,502
                                                                  -----------
                                                                   34,018,717
                                                                  -----------

CONSUMER NON-DURABLE - 16.78%
Abbott Laboratories                                      32,900     1,194,681
Alberto-Culver Company Class B                            1,200        30,975
Albertson's, Incorporated                                 9,076       292,701
Allergan, Incorporated                                    2,800       139,300
ALZA Corporation Class A*                                 2,200        76,175
American Home Products Corporation                       27,900     1,100,306
Anheuser-Busch Companies, Incorporated                    9,900       701,663
Archer-Daniels-Midland Company                           12,956       157,901
Avon Products, Incorporated                               5,200       171,600
Bausch & Lomb, Incorporated                               1,200        82,125
Baxter International, Incorporated                        6,200       389,438
Becton, Dickinson Company                                 5,300       141,775
  BestFoods, Incorporated                                 6,000       315,375
Biomet, Incorporated                                      2,400        96,000
Boston Scientific Corporation*                            8,900       194,688
Bristol-Meyers Squibb Company                            42,400     2,721,550
Brown-Forman Corporation                                  1,500        85,875
Campbell Soup Company                                     9,100       352,056
Cardinal Health, Incorporated                             6,000       287,250
CBS, Corporation*                                        16,315     1,043,140
Clorox Company                                            5,100       256,913
Coca-Cola Company                                        52,800     3,075,600
Coca-Cola Enterprises                                     9,100       183,138
Colgate-Palmolive Company                                12,400       806,000
Columbia/HCA Healthcare Corporation                      12,000       351,750
ConAgra, Incorporated                                    10,500       236,906
Coors (Adolph) Class B                                      800        42,000
C.R. Bard, Incorporated                                   1,100        58,300
CVS Corporation                                           8,400       335,475
Darden Resturants, Incorporated                           2,800        50,750
Eastman Kodak Company                                     6,700       443,875
Fortune Brands, Incorporated                              3,500       115,719
General Mills, Incorporated                               6,500       232,375
Gillette Company                                         22,900       943,194
Great Atlantic & Pacific Tea Company, Incorporated          800        22,300
Guidant Corporation                                       6,600       310,200
Hasbro, Incorporated                                      4,150        79,109
Heinz (H.J.) Company                                      7,700       306,556
HEALTHSOUTH Corporation*                                  8,300        44,613
Hershey Foods Corporation                                 3,000       142,500
Humana, Incorporated*                                     3,600        29,475
International Flavors & Fragrance, Incorporated           2,200        83,050
Johnson & Johnson Company                                29,700     2,765,813
Kellogg Company                                           8,700       268,069
Kimberly-Clark Corporation                               11,600       756,900
Kroger Company*                                          17,800       335,975
Lilly (Eli) & Company                                    23,300     1,549,450
Liz Claiborne, Incorporated                               1,300        48,913
Longs Drug Stores Corporation                               800        20,650
Mallincrokdt, Incorporated                                1,500        47,719
Manor Care, Incorporated*                                 2,200        35,200
Mattel, Incorporated                                      9,000       118,125
Mediaone Group*                                          13,100     1,006,244
McDonald's Corporation                                   28,900     1,165,031
McKesson HBOC, Incorporated                               5,972       134,743
Medtronic, Incorporated                                  25,500       929,156
Merck & Company, Incorporated                            49,900     3,346,419
NIKE, Incorporated Class B                                6,000       297,375
Newell Rubbermaid, Incorporated                           5,991       173,739
PepsiCo, Incorporated                                    31,100     1,096,275
Pfizer, Incorporated                                     82,700     2,682,581
Pharmacia & Upjohn, Incorporated                         11,100       499,500
Philip Morris Companies, Incorporated                    50,600     1,173,288
Polaroid Corporation                                      1,000        18,813
Procter & Gamble Company                                 28,100     3,078,706
Quaker Oats Company                                       2,900       190,313
Quintiles Transnational Corporation*                      2,450        45,784
RJR Nabisco Holdings Corporation                          6,950        73,844
Ralston-Ralston Purina Group                              6,900       192,338
Reebok International Limited*                             1,200         9,825
Rite Aid Corporation                                      5,500        61,531
Russell Company                                             700        11,725
Safeway, Incorporated*                                   10,900       387,631
Sara Lee Corporation                                     19,400       428,013
Schering-Plough Corporation                              31,400     1,324,688
Seagram Company, Limited                                  9,300       417,919
Supervalu, Incorporated                                   3,000        60,000
St. Jude Medical*                                         1,800        55,238
Sysco Corporation                                         7,000       276,938
Tenet Healthcare Corporation*                             6,700       157,450
TRICON Global Restaurants*                                3,300       127,463
Tupperware Corporation                                    1,200        20,325
Unilever N.V. ADR                                        12,242       666,424
United HealthCare Corporation                             3,600       191,250
UST, Incorporated                                         3,700        93,194
V.F. Corporation                                          2,500        75,000
Viacom, Incorporated - Class B*                          14,900       900,519
Walgreen Company                                         21,400       625,950
Warner-Lambert Company                                   18,300     1,499,456
Watson Pharmaceuticals, Incorporated*                     2,100        75,206
Wellpoint Health Networks*                                1,400        92,313
Wendy's International, Incorporated                       2,600        53,625
Winn-Dixie Stores, Incorporated                           3,200        76,600
Wrigley (Wm) Jr. Company                                  2,500       207,344
                                                                  -----------
                                                                   47,670,962
                                                                  -----------
ENERGY - 5.07%
Amerada Hess Corporation                                  1,900       107,825
Anadarko Petroleum Corporation                            2,700        92,138
Apache Corporation                                        2,400        88,650
Ashland, Incorporated                                     1,500        49,406
Atlantic Richfield Company                                6,900       596,850
Baker Hughes, Incorporated                                6,990       147,227
Burlington Resources, Incorporated                        4,650       153,741
Chevron Corporation                                      14,000     1,212,750
Conoco, Incorporated Class B                             13,427       334,014
Exxon Corporation                                        73,778     5,943,740
Halliburton Company                                       9,400       378,350
Helmerich & Payne, Incorporated                           1,100        23,994
Kerr-McGee Company                                        1,890       117,180
McDermott International, Incorporated                     1,300        11,780
Occidental Petroleum                                      7,900       170,838
Phillips Petroleum Company                                5,400       253,800
Rowan Companies, Incorporated*                            1,800        39,038
Royal Dutch Petroleum Company ADR                        45,800     2,768,038
Schlumberger Limited                                     11,800       663,750
Sunoco, Incorporated                                      1,900        44,650
Texaco, Incorporated                                     11,800       640,888
Tosco Corporation                                         3,100        84,281
Transocean Sedco Forex, Incorporated                      2,284        76,958
Union Pacific Resources Group                             5,400        68,850
Unocal Corporation                                        5,200       174,525
USX-Marathon Group, Incorporated                          6,600       162,938
                                                                  -----------
                                                                   14,406,199
                                                                  -----------

MANUFACTURING - 2.93%
Air Products & Chemicals, Incorporated                    4,900       164,456
Alcan Aluminum Limited                                    4,700       193,581
Alcoa, Incorporated                                       7,800       647,400
Allegheny Teledyne, Incorporated                          1,950        43,753
Avery Dennison Corporation                                2,400       174,900
Ball Corporation                                            600        23,625
Barrick Gold Corporation                                  8,400       148,575
Bemis Company                                             1,100        38,363
Bethlehem Steel Corporation*                              2,800        23,450
B.F. (The) Goodrich Company                               2,400        66,000
Boise Cascade Corporation                                 1,200        48,600
Champion International Corporation                        2,100       130,069
Crown Cork & Seal Company, Incorporated                   2,600        58,175
Dow Chemical Company                                      4,700       628,038
DuPont (E.I.) De Nemours & Company                       22,300     1,469,000
Eastman Chemical Company                                  1,700        81,069
Englehard Corporation                                     2,700        50,963
FMC Corporation*                                            700        40,119
Fort James Corporation                                    4,600       125,925
Freeport-McMoRan Copper & Gold*                           3,500        73,938
Georgia-Pacific Company                                   3,700       187,775
Great Lakes Chemical Corporation                          1,200        45,825
Hercules, Incorporated                                    2,300        64,113
Homestake Mining Company                                  5,600        43,750
Inco, Limited*                                            4,100        96,350
International Paper Company                               8,800       496,650
Louisiana Pacific Corporation                             2,300        32,775
Mead Corporation                                          2,200        95,563
Millipore Corporation                                     1,000        38,625
Monsanto Company                                         13,600       484,500
National Service Industries, Incorporated                   900        26,550
Newmont Mining Corporation                                3,600        88,200
Nucor Corporation                                         1,900       104,144
Owens-Illinois, Incorporated*                             3,200        80,200
Pactiv Corporation*                                       3,700        39,313
Phelps Dodge Corporation                                  1,765       118,476
Placer Dome, Incorporated                                 7,000        75,250
Potlatch Corporation                                        600        26,775
PPG Industries, Incorporated                              3,700       231,481
Praxair, Incorporated                                     3,400       171,063
Reynolds Metals Company                                   1,400       107,275
Rohm & Haas Company                                       4,648       189,116
Sealed Air Corporation*                                   1,800        93,262
Sherwin-Williams Company                                  3,500        73,500
Sigma-Aldrich Corporation                                 2,200        66,138
Spring Industries, Incorporated                             400        15,975
Temple-Inland, Incorporated                               1,200        79,125
Union Carbide Corporation                                 2,900       193,575
USX-U.S. Steel Group, Incorporated                        1,900        62,700
Vulcan Materials Company                                  2,100        83,869
Westvaco Corporation                                      2,100        68,513
Weyerhaeuser Company                                      5,000       359,063
Willamette Industries                                     2,400       111,450
Worthington Industries, Incorporated                      1,900        31,469
W.R. Grace & Company*                                     1,500        20,813
                                                                  -----------
                                                                    8,333,220
                                                                  -----------
SERVICE - 1.42%
Automatic Data Processing, Incorporated                  13,400       721,925
Block (H&R), Incorporated                                 2,100        91,875
Cendant Corporation*                                     15,200       403,750
Computer Sciences Corporation*                            3,600       340,650
Dun & Bradstreet Corporation                              3,400       100,300
Electronic Data Systems Corporation                      10,054       672,990
Equifax, Incorporated                                     3,000        70,688
First Data Corporation                                    9,000       443,813
IMS Health, Incorporated                                  6,600       179,438
Interpublic (The) Group of Companies, Incorporated        6,000       346,125
Omnicom Group, Incorporated                               3,800       380,000
Paychex, Incorporated                                     5,300       212,000
Service Corporation International                         5,800        40,238
Shared Medical System Corporation                           600        30,563
                                                                  -----------
                                                                    4,034,355
                                                                  -----------

TECHNOLOGY - 24.25%
3COM Corporation                                          7,400       347,800
Adaptec, Incorporated*                                    2,200       109,725
Adobe Systems, Incorporated                               2,600       174,850
ADC Telecommunications, Incorporated*                     3,200       232,200
Advanced Micro Devices, Incorporated*                     3,100        89,706
Analog Devices, Incorporated*                             3,700       344,100
Andrew Corporation*                                       1,800        34,088
Apple Computer, Incorporated*                             3,400       349,563
Applied Materials, Incorporated*                          8,100     1,026,169
Autodesk, Incorporated                                    1,300        43,875
BMC Software, Incorporated*                               5,200       415,675
Cabletron Systems, Incorporated*                          3,900       101,400
Ceridian Corporation*                                     3,100        66,844
Cisco Systems, Incorporated*                             69,900     7,488,038
Citrix Systems, Incorporated*                             1,900       233,700
COMPAQ Computers Corporation                             36,300       982,369
Computer Associates International, Incorporated          11,500       804,281
Compuware, Incorporated*                                  7,600       283,100
Comverse Technology, Incorporated*                        1,500       217,125
Dell Computer Corporation*                               54,300     2,769,300
EMC Corporation Massachusetts*                           21,743     2,375,423
Gateway 2000, Incorporated*                               6,800       490,025
General Instrument Corporation*                           3,700       314,500
Hewlett-Packard Company                                  21,800     2,483,838
IKON Office Solution, Incorporated                        3,200        21,800
Intel Corporation                                        71,400     5,877,113
International Business Machines Corporation              38,500     4,158,000
KLA-Tencor Corporation*                                   1,900       211,613
Lexmark International Group, Incorporated Class A*        2,700       244,350
LSI Logic Corporation*                                    3,200       216,000
Lucent Technologies, Incorporated                        67,000     5,012,438
Micron Technology, Incorporated*                          5,800       450,950
Microsoft Corporation*                                  110,300    12,877,525
Molex, Incorporated                                       3,400       192,737
Motorola, Incorporated                                   13,000     1,914,250
National Semiconductor*                                   3,700       158,406
Network Appliance, Incorporated*                          3,200       265,800
Nortel Networks Corporation                              28,540     2,882,540
Novell, Incorporated*                                     7,100       283,556
Oracle Systems Corporation*                              30,400     3,406,700
Parametric Technology Company*                            5,800       156,963
PE Corporation PE Biosystems Group, Incorporated          2,200       264,688
PeopleSoft, Incorporated*                                 5,200       110,825
Qualcom, Incorporated*                                   14,000     2,465,750
Seagate Technology, Incorporated*                         4,500       209,531
Scientific-Atlanta, Incorporated                          1,700        94,563
Silicon Graphics, Incorporated*                           3,900        38,269
Sun Microsystems, Incorporated*                          33,400     2,586,413
Tektronix, Incorporated                                   1,000        38,875
Tellabs, Incorporated*                                    8,600       552,013
Teradyne, Incorporated*                                   3,700       244,200
Texas Instruments, Incorporated                          17,100     1,656,563
Unisys Corporation*                                       6,600       210,788
Xilinx, Incorporated*                                     6,900       313,734
                                                                  -----------
                                                                   68,894,647
                                                                  -----------

TRANSPORTATION - .65%
AMR Corporation*                                          3,200       214,400
Burlington Northern Santa Fe Corporation                  9,800       237,650
CSX Corporation                                           4,700       147,463
Delta Air Lines, Incorporated                             2,800       139,475
FDX Corporation*                                          6,400       262,000
Kansas City Southern Industries                           2,400       179,100
Norfolk Southern Company                                  8,100       166,050
Ryder System                                              1,400        34,213
Southwest Airlines Company                               10,750       174,016
Union Pacific Corporation                                 5,300       231,213
US Airways Group, Incorporated*                           1,500        48,094
                                                                  -----------
                                                                    1,833,674
                                                                  -----------

UTILITIES - 9.45%
AES Corporation*                                          4,400       328,900
ALLTELL Corporation                                       6,700       554,006
Ameren Corporation                                        2,900        94,975
AT & T Corporation                                       68,289     3,465,667
American Electric Power Company                           4,100       131,713
Bell Atlantic Corporation                                33,200     2,043,875
BellSouth Corporation                                    40,200     1,881,863
Carolina Power & Light Company                            3,400       103,488
Central & SouthWest Corporation                           4,500        90,000
Centurytel, Incorporated                                  3,000       142,125
CINergy Corporation                                       3,400        82,025
CMS Energy Corporation                                    2,500        77,969
Coastal Corporation                                       4,600       163,013
Columbia Energy Group                                     1,700       107,525
Consolidated Edison, Incorporated                         4,700       162,150
Consolidated Natural Gas Company                          2,000       129,875
Constellation Energy Group, Incorporated                  3,200        92,800
Dominion Resources                                        4,100       160,925
DTE Energy Company                                        3,100        97,263
Duke Energy                                               7,800       390,975
Eastern Enterprises                                         600        34,463
Edison International                                      7,400       193,788
El Paso Energy Corporation                                4,900       190,181
Enron Corporation                                        15,300       678,938
Entergy Corporation                                       5,300       136,475
FirstEnergy Corporation                                   5,000       113,438
Florida Progress Corporation                              2,100        88,856
FPL Group, Incorporated                                   3,800       162,688
General Public Utilities Corporation                      2,600        77,838
Global Crossing Limited*                                 16,185       809,250
GTE Corporation                                          20,800     1,467,700
MCI WorldCom, Incorporated*                              60,709     3,221,398
New Century Energies, Incorporated                        2,500        75,938
NEXTEL Communications, Incorporated Class A*              7,800       804,375
Niagara Mohawk Holdings, Incorporated*                    4,000        55,750
Nicor, Incorporated                                       1,000        32,500
Northern States Power Company                             3,300        64,350
Oneok, Incorporated                                         700        17,588
PECO Energy Company                                       4,000       139,000
People's Energy Corporation                                 800        26,800
PG & E Corporation                                        8,200       168,100
PP & L Resources, Incorporated                            3,100        70,913
Public Service Enterprises Group, Incorporated            4,700       163,619
Reliant Energy, Incorporated                              6,300       144,113
SBC Communications, Incorporated                         72,857     3,551,779
Sempra Energy                                             5,100        88,613
Southern Company                                         14,400       338,400
Sprint Corporation FON Group                             18,600     1,252,013
Sprint PCS Group, Incorporated*                           9,250       948,125
Texas Utilities Holdings Company                          5,900       209,819
Unicom Corporation                                        4,600       154,100
US West Communications Group                             10,800       777,600
Williams Companies, Incorporated                          9,300       284,232
                                                                  -----------
                                                                   26,843,872
                                                                  -----------

          Total Common Stocks (cost $192,821,593)                 263,088,880
                                                                  -----------







SHORT-TERM INVESTMENTS<F3> - 7.04%
                                                     PRINCIPAL   VALUE
VARIABLE RATE DEMAND NOTES (1) - 6.54%
Firstar Bank (6.240% due 12/31/31)                   $10,708,146 $ 10,708,146
General Mills (6.095% due 12/31/31)                    3,590,940    3,590,940
Sara Lee (6.090% due 12/31/31)                           942,527      942,527
Warner Lambert (6.044% due 12/31/31)                   3,193,948    3,193,948
Wisconsin Corporation (6.160% due 12/31/31)              150,128      150,128
                                                                  -----------
                                                                   18,585,689
                                                                  -----------
U.S. Treasury Bill - .50%
U.S. Treasury Bill (4.960% due 01/20/00)               1,425,000    1,421,179
                                                                  -----------

  Total Short-Term Investments (cost $20,006,868)                  20,006,868
                                                                  -----------

TOTAL INVESTMENTS - 99.64% (cost $212,828,461)<F2>                283,095,748
                                                                  -----------
OTHER ASSETS AND LIABILITIES - .36%                                 1,036,337
                                                                  -----------
TOTAL NET ASSETS - 100%                                          $284,132,085
                                                                 ============
-----------------
*Non-income producing

<F1>  Interest rates vary periodically based on current market rates.  Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.

<F2> Represents cost for income tax purposes which is substantially the same
for financial reporting purposes.    Gross unrealized appreciation and
depreciation of securities as of December 31, 1999 was $85,263,024 and ($15,035,097) respectively.

<F3> Securities and other current assets with an aggregate value of $20,407,750
have been segregated with the   custodian to cover margin requirements for the
following open futures contracts at December 31, 1999:


                                                        Unrealized
Type                                  Contracts  Appreciation/(Depreciation)
Standard & Poor's 500 Index (03/00)       47          $ 459,425
Standard & Poor's 500 Index (03/00)        2             28,100
Standard & Poor's 500 Index (03/00)        1             12,300
Standard & Poor's 500 Index (03/00)        1             12,325
Standard & Poor's 500 Index (03/00)        1             12,925
Standard & Poor's 500 Index (03/00)        1              1,000
Standard & Poor's 500 Index (03/00)        2                  0
                                                        -------
                                                       $526,075
                                                       ========

CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

S&P MIDCAP 400 INDEX PORTFOLIO

COMMON STOCKS - 63.14%

                                                       SHARES    VALUE
BANKING & FINANCIAL SERVICE - 7.51%
Allmerica Financial Corporation                             900  $    50,062
AMBAC Financial Group, Incorporated                       1,100       57,405
American Financial Group, Incorporated                    1,000       26,375
Associated Banc-Corp                                      1,000       34,250
Astoria Financial Corporation                               900       27,393
CCB Financial Corporation                                   700       30,493
Charter One Financial, Incorporated                       3,440       65,790
Checkfree Holding Corporation*                              900       94,050
City National Corporation                                   700       23,055
Compass Bancshares, Incorporated                          1,900       42,393
Dime Bancorp, Incorporated                                1,800       27,225
E*Trade Group, Incorporated*                              4,000      104,500
Edwards (A.G.), Incorporated                              1,500       48,093
Everest Reinsurance Holdings                                800       17,850
FINOVA (The) Group, Incorporated                          1,000       35,500
Firstmerit Corporation                                    1,500       34,500
First Security Corporation                                3,200       81,700
First Tennessee National Corporation                      2,100       59,850
First Virginia Banks, Incorporated                          800       34,400
Gartner Group, Incorporated Class B*                      1,400       19,337
GreenPoint Financial Corporation                          1,800       42,862
Hibernia Corporation                                      2,600       27,625
Horace Mann Educators                                       700       13,737
HSB Group, Incorporated                                     500       16,905
Investment Technology Group, Incorporated                   500       14,375
Keystone Financial, Incorporated                            800       16,850
Legg Mason, Incorporated                                    900       32,625
Marshall & Isley Corporation                              1,700      106,780
Mercantile Bankshares Corporation                         1,100       35,130
National Commerce Bancorp                                 1,800       40,837
NCO Group, Incorporated*                                    400       12,050
North Fork Bancorporation, Incorporated                   2,100       36,750
Ohio Casualty Corporation                                 1,000       16,063
Old Republic International Corporation                    2,100       28,613
Oxford Health Plans*                                      1,300       16,494
Pacific Century Financial Corporation                     1,300       24,294
PMI Group (The), Incorporated                               750       36,609
Protective Life Corporation                               1,100       34,994
Provident Financial Group, Incorporated                     700       25,113
ReliaStar Financial Corporation                           1,500       58,781
Sovereign Bancorp, Incorporated                           3,600       26,831
TCF Financial Corporation                                 1,400       34,825
Unitrin, Incorporated                                     1,200       45,150
Webster Financial Corporation                               700       16,494
Westamerica Bancorporation                                  600       16,763
Wilmington Trust Corporation                                500       24,125
Zions Bancorporation                                      1,400       82,863
                                                                  ----------
                                                                   1,798,759
                                                                  ----------

CAPITAL GOODS - 3.99%
AGCO Corporation                                          1,000       13,437
Albany International Corporation Class A*                   510        7,905
American Power Conversion Corporation*                    3,200       84,400
American Standard Company*                                1,200       55,050
AMETEK, Incorporated                                        500        9,530
Carlisle Compaines, Incorporated                            500       18,000
Cirrus Logic, Incorporated*                               1,100       14,643
Cordant Technologies, Incorporated                          600       19,800
Diebold, Incorporated                                     1,100       25,850
Donaldson Company, Incorporated                             800       19,250
Federal Signal Corporation                                  800       12,850
Flowserve Corporation                                       600       10,200
Granite Construction, Incorporated                          400        7,375
Harsco Corporation                                          700       22,225
Hillenbrand Industries                                    1,100       34,855
Hubbell, Incorporated Class B                             1,100       29,975
Jacobs Engineering Group, Incorporated*                     400       13,000
Kaydon Corporation                                          500       13,405
Kennametal, Incorporated                                    500       16,812
MagneTek, Incorporated*                                     400        3,075
Miller (Herman), Incorporated                             1,300       29,900
Newport News Shipbuilding, Incorporated                     500       13,750
Nordson Corporation                                         300       14,475
Pentair, Incorporated                                       800       30,800
Precision Castparts, Incorporated                           400       10,500
Rayonier, Incorporated                                      400       19,325
Reynolds & Reynolds Class A                               1,300       29,250
SCI Systems, Incorporated*                                1,200       98,625
Sensormatic Electronics Corporation*                      1,200       20,925
Sequa Corporation*                                          200       10,787
SPX Corporation*                                            500       40,405
Stewart & Stevenson Services, Incorporated                  500        5,922
Structural Dynamics Research Corporation*                   600        7,650
Symbol Technologies, Incorporated                         1,400       88,987
Tecumseh Products Company Class A                           300       14,155
Trinity Industries                                          600       17,062
Vishay Intertechnology, Incorporated*                     1,375       43,483
Wallace Computer Services, Incorporated                     700       11,637
York International Corporation                              600       16,462
                                                                  ----------
                                                                     955,737
                                                                  ----------
CONSUMER CYCLICAL - 5.55%
ACNielsen Corporation*                                      900       22,163
Abercrombie & Fitch Company*                              1,700       45,368
American Eagle Outfitters*                                  800       36,000
Arvin Industries, Incorporated                              400       11,350
Bandag, Incorporated                                        400       10,000
Barnes & Noble, Incorporated*                             1,100       22,687
Belo (A.H.) Corporation                                   1,900       36,219
BJ's Wholesale Club, Incorporated*                        1,200       43,800
Borders Group, Incorporated*                              1,300       20,880
Borg-Warner Automotive, Incorporated                        400       16,200
Burlington Industries, Incorporated*                        900        3,600
Callaway Golf Company                                     1,200       21,225
CBRL Group, Incorporated                                  1,000        9,702
Claire's Stores, Incorporated                               800       17,900
Clayton Homes, Incorporated                               2,300       21,130
CompUSA, Incorporated*                                    1,500        7,687
Dollar Tree Stores, Incorporated*                         1,000       48,437
Family Dollar Stores, Incorporated                        2,800       45,675
Fastenal Company*                                           600       26,962
Furniture Brands International, Incorporated*               800       17,600
Heilig-Meyers Company                                     1,000        2,750
Houghton Mifflin Company                                    500       21,093
Imation Corporation*                                        600       20,137
International Game Technology*                            1,500       30,468
Jones Apparel Group, Incorporated*                        2,000       54,250
Lands' End, Incorporated*                                   500       17,375
Lear Corporation*                                         1,100       35,200
Lee Enterprises, Incorporated                               700       22,355
Mark IV Industries, Incorporated                            800       14,150
Media General, Incorporated                                 400       20,800
Meritor Automotive, Incorporated                          1,100       21,312
Micro Warehouse, Incorporated*                              600       11,100
Modine Manufacturing Company                                500       12,500
Mohawk Industries, Incorporated*                          1,000       26,375
Neiman-Marcus Group, Incorporated*                          800       22,350
OfficeMax, Incorporated*                                  1,900       10,450
Payless ShoeSource, Incorporated*                           500       23,500
Readers Digest Association                                1,700       49,725
Ross Stores, Incorporated                                 1,500       26,906
Saks, Incorporated*                                       2,400       37,350
Scholastic Corporation*                                     300       18,656
Shaw Industries, Incorporated                             2,200       33,963
Superior Industries, Incorporated                           400       10,725
Teleflex, Incorporated                                      600       18,788
Tiffany & Company                                         1,200      107,100
Unifi, Incorporated*                                      1,000       12,313
USG Corporation                                             800       37,700
Visx, Incorporated*                                       1,100       56,925
Warnaco Group (The) Class A                                 900       11,081
WestPoint Stevens, Incorporated                             900       15,750
Williams-Sonoma, Incorporated*                              900       41,400
                                                                  ----------
                                                                   1,329,132
                                                                  ----------
CONSUMER NON-DURABLE - 12.53%
Acuson Corporation*                                         400        5,025
Appria Healthcare Group, Incorporated*                      900       16,144
Banta Corporation                                           400        9,025
Beckman Coulter, Incorporated                               500       25,438
Bergen Brunswig Corporation Class A                       2,200       18,288
Beverly Enterprises, Incorporated*                        1,700        7,438
Bob Evans Farms, Incorporated                               600        9,263
Brinker International, Incorporated*                      1,100       26,400
Buffets, Incorporated*                                      700        7,000
Carter-Wallace, Incorporated                                700       12,556
Chris-Craft Industries, Incorporated*                       600       43,275
Church & Dwight Company, Incorporated                       600       16,013
Cintas Corporation*                                       1,800       95,625
Comdisco, Incorporated                                    2,500       93,125
Concord EFS, Incorporated*                                3,350       86,263
Covance, Incorporated*                                    1,000       10,813
Dean Foods Company                                          600       23,850
DENTSPLY International, Incorporated                        900       21,263
Devry, Incorporated*                                      1,100       20,488
Dial (The) Corporation                                    1,700       41,331
Dole Food Company, Incorporated                             900       14,625
Dreyer's Grand Ice Cream, Incorporated                      500        8,500
Express Scripts Incorporated*                               600       38,400
First Health Group Corporation*                             800       21,500
Flowers Industries, Incorporated                          1,600       25,500
Forest Laboratories Class A*                              1,400       86,013
Foundation Health Systems Class A*                        2,000       19,875
Gilead Sciences, Incorporated*                              700       37,888
Gtech Holdings Corporation*                                 600       13,200
Hannaford Brothers Company                                  700       48,519
Harte-Hanks, Incorporated                                 1,100       23,925
Health Management Association Class A*                    4,200       56,175
Hispanic Broadcasting Corporation*                          930       85,763
Hon Industries                                            1,000       21,938
Hormel Foods Corporation                                  1,200       48,750
ICN Pharmaceuticals, Incorporated                         1,300       32,906
International Multifoods, Incorporated                      300        3,975
International Speedway Corporation Class A*                 900       45,338
Interstate Bakeries Corporation                           1,100       19,938
Iowa Beef Processing, Incorporated*                       1,500       27,000
IVAX Corporation*                                         1,700       43,775
Lancaster Colony Corporation                                700       23,188
Lance, Incorporated                                         500        5,000
Lincare Holdings, Incorporated*                             900       31,219
Lone Star Steakhouse & Saloon, Incorporated*                500        4,461
Mandalay Resort Group, Incorporated*                      1,500       30,188
McCormick & Company, Incorporated                         1,200       35,700
MedImmune, Incorporated*                                  1,100      182,463
Millennium Pharmaceuticals, Incorporated*                   650       79,300
Minimed, Incorporated*                                      500       36,625
Modis Professional Services, Incorporated*                1,600       22,800
Mylan Laboratories, Incorporated*                         2,100       52,894
Navigant Consulting Company*                                700        7,613
Omnicare, Incorporated                                    1,500       18,000
Outback Steakhouse, Incorporated*                         1,200       31,125
PacifiCare Health System Class B*                           700       37,100
Papa John's International, Incorporated*                    500       13,031
Park Place Entertainment*                                 5,000       62,500
Perrigo Company*                                          1,200        9,600
Premier Parks, Incorporated*                              1,300       37,538
PSS World Medical, Incorporated*                          1,200       11,325
Quorum Health Group, Incorporated*                        1,200       11,175
RJ Reynolds Tobacco Holdings, Incorporated                1,800       31,725
Ruddick Corporation                                         800       12,400
Sepracor, Incorporated*                                     500       49,594
Smucker (The J.M.) Company Class A                          500        9,750
Standard Register Company                                   500        9,688
Starbuck Corporation*                                     3,000       72,750
STERIS Corporation*                                       1,100       11,344
Stryker Corporation                                       1,600      111,400
Suiza Foods Corporation*                                    500       19,813
Sybron International Corporation                          1,700       41,969
Total Renal Care Holdings, Incorporated*                  1,300        8,694
Trigon Healthcare, Incorporated*                            600       17,700
Tyson Foods, Incorporated Class A                         3,800       61,750
Universal Corporation                                       500       11,406
Universal Foods Corporation                                 800       16,300
Univision Commiunication, Incorporated*                   1,700      173,719
U.S. Foodservices, Incorporated*                          1,700       28,475
Viad Corporation                                          1,600       44,600
Vlasic Foods International, Incorporated*                   700        3,981
Washington Post Class B                                     200      111,175
Westwood One, Incorporated*                                 900       68,400
Whitman Corporation                                       2,300       30,906
                                                                  ----------
                                                                   3,002,510
                                                                  ----------

ENERGY - 3.47%
BJ Services Company*                                      1,200       50,175
Devon Energy Corporation                                  1,400       46,025
ENSCO International, Incorporated*                        2,200       50,325
Global Marine, Incorporated*                              2,900       48,213
Hanover Compressor Company*                                 450       16,988
Kinder Morgan, Incorporated                               1,800       36,338
Murphy Oil Corporation                                      700       40,163
Nabor Industries, Incorporated*                           2,300       71,156
National Fuel Gas Company                                   600       27,900
Noble Affiliates                                            900       19,294
Noble Drilling Corporation*                               2,200       72,050
Ocean Energy, Incorporated*                               2,700       20,925
Pennzoil-Quaker State Company                             1,300       13,244
Pioneer Natural Resources Company*                        1,600       14,300
Questar Corporation                                       1,400       21,000
Santa Fe Synder Corporation*                              3,000       24,000
Smith International, Incorporated*                          800       39,750
Tidewater, Incorporated                                     900       32,400
Transocean Sedco Forex, Incorporated                      1,600       53,900
Ultramar Diamond Shamrock Corporation*                    1,400       31,763
Valero Energy Corporation                                   900       17,888
Varco International, Incorporated*                        1,100       11,206
Weatherford International, Incorporated*                  1,800       71,888
                                                                  ----------
                                                                     830,891
                                                                  ----------
MANUFACTURING - 3.64%
Airgas, Incorporated*                                     1,100       10,450
AK Steel Holding Corporation                              1,700       32,088
Albemarle Corporation                                       800       15,350
Bowater, Incorporated                                       800       43,450
Cabot Corporation                                         1,100       22,413
Carpenter Technology, Incorporated                          400       10,975
CDW Computer Centers*                                       700       55,038
Chesapeake Corporation                                      300        9,150
CK Witco Corporation                                      1,924       25,734
Cleveland-Cliffs Corporation, Incorporated                  200        6,225
Consolidated Papers, Incorporated                         1,500       47,719
Cytec Industries*                                           700       16,188
Dexter Corporation                                          400       15,900
Ethyl Corporation                                         1,400        5,513
Federal Mogul Corporation                                 1,200       24,150
Ferro Corporation                                           600       13,200
Fuller (H.B.) Company                                       200       11,188
Georgia Gulf Corporation                                    500       15,219
Georgia-Pacific Company Timber Group                      1,400       34,475
Glatfeler (P.H.) Company                                    700       10,194
Hanna (M.A.) Company                                        800        8,750
IMC Global, Incorporated                                  1,900       31,113
Longview Fibre Company                                      800       11,400
Lubrizol (The) Corporation                                  900       27,788
Lyondell Chemical Company                                 1,900       24,225
Martin Marietta Materials, Incorporated                     800       32,800
MAXXAM, Incorporated*                                       100        4,288
Minerals Technologies, Incorporated                         300       12,019
Novellus Systems, Incorporated*                             600       73,519
Olin Corporation                                            700       13,869
Oregon Steel Mills, Incorporated                            400        3,175
Quantum Corporation-DLT & Storage*                        2,700       40,838
RPM, Incorporated                                         1,800       18,338
Ryerson Tull, Incorporated*                                 400        7,775
Schulman (A.), Incorporated                                 500        8,156
Solutia, Incorporated                                     1,800       27,788
Sonoco Products, Incorporated                             1,700       38,675
Southdown, Incorporated                                     600       30,975
UCAR International, Incorporated*                           700       12,468
Wausau-Mosinee Paper Mills                                  800        9,350
Wellman, Incorporated                                       600       11,175
                                                                  ----------
                                                                     873,103
                                                                  ----------
SERVICE - 1.87%
Apollo Group, Incorporated*                               1,300       26,081
Cambridge Technology Partner (Mass.), Incorporated*       1,000       26,250
Convergys Corporation                                     2,550       78,413
Fiserv, Incorporated                                      2,000       76,625
Kelly Services, Incorporated Class A                        600       15,075
Manpower, Incorporated                                    1,200       45,150
NCH Corporation                                             100        4,456
NOVA Corporation*                                         1,200       37,875
Ogden Corporation                                           800        9,550
Olsten Corporation                                        1,300       14,706
Pittston Brink's Group, Incorporated                        700       15,400
Robert Half International, Incorporated*                  1,500       42,844
Rollins, Incorporated                                       500        7,500
Sotheby's, Incorporated                                   1,000       30,000
Stewart Enterprises, Incorporated Class A                 1,800        8,550
Sylvan Learning Systems, Incorporated*                      800       10,400
                                                                  ----------
                                                                     448,875
                                                                  ----------
TECHNOLOGY - 16.63%
Adtran, Incorporated*                                       600       30,863
Affiliated Computer, Incorporated*                          800       36,800
Altera Corporation*                                       3,300      163,556
Arrow Electronics, Incorporated*                          1,600       40,600
Atmel Corporation*                                        3,300       97,556
Avnet, Incorporated                                         700       42,350
Axciom Corporation*                                       1,400       33,600
Biogen, Incorporated*                                     2,500      211,250
Cadence Design Systems, Incorporated*                     4,000       96,000
Chiron Corporation*                                       3,000      127,125
Cypress Semiconductor, Corporation*                       1,800       58,275
DST Systems, Incorporated*                                1,000       76,313
Electronic Arts, Incorporated*                            1,000       84,000
Genzyme Corporation-General Division*                     1,400       63,000
Harris Corporation                                        1,300       34,694
Informix Corporation*                                     3,300       37,744
Intergrated Device, Incorporated*                         1,500       43,500
Intuit, Incorporated*                                     3,200      191,800
Jabil Circuit, Incorporated*                              1,400      102,200
Keane, Incorporated*                                      1,200       38,100
Legato Systems, Incorporated*                             1,400       96,338
Linear Technology Corporation                             2,500      178,906
Litton Industries, Incorporated*                            700       34,913
Maxim Integrated Products, Incorporated*                  4,400      207,625
Mentor Graphics Corporation*                              1,100       14,506
Microchip Technologies, Incorporated*                       800       54,750
NCR Corporation*                                          1,600       60,600
Network Associates, Incorporated*                         2,300       61,381
Policy Management Systems Corporation*                      600       15,338
Polycom, Incorporated*                                      500       31,844
QLogic Corporation*                                         600       95,925
Rational Software Corporation*                            1,400       68,775
Sanmina Corporation*                                      1,000       99,875
Siebel Systems, Incorporated*                             3,200      268,800
Sterling Commerce, Incorporated*                          1,400       47,688
Sterling Software, Incorporated*                          1,400       44,100
Storage Technology Corporation*                           1,600       29,500
SunGard Data Systems, Incorporated                        2,100       49,875
Sykes Enterprises, Incorporated*                            700       30,713
Symantec Corporation*                                     1,000       58,625
Synopsys, Incorporated*                                   1,200       80,100
Transaction Systems Architects, Incorporated*               500       14,000
Veritas Software Corporation*                             4,200      601,125
Vitesse Semiconductor Corporation*                        2,500      131,094
                                                                  ----------
                                                                   3,985,722
                                                                  ----------
TRANSPORTATION - 1.32%
Airborne Freight Corporation                                800       17,600
Alaska Airgroup, Incorporated*                              400       14,050
Alexander & Baldwin, Incorporated                           700       15,969
Arnold Industries, Incorporated                             400        5,625
CNF Transportation, Incorporated*                           800       27,600
GATX Corporation                                            800       27,000
Harley Davidson, Incorporated                             2,500      160,156
Hunt (J.B.) Transportation Services, Incorporated           600        8,306
Overseas Shipholding Group                                  600        8,888
Swift Transportation Company, Incorporated*               1,100       19,388
Wisconsin Central Transportion Corporation*                 800       10,750
                                                                  ----------
                                                                     315,332
                                                                  ----------
UTILITIES - 6.63%
AGL Resources, Incorporated                                 900       15,300
Allegheny Energy, Incorporated                            1,800       48,488
Alliant Energy Corporation                                1,300       35,750
American Water Works, Incorporated                        1,600       34,000
Black Hills Corporation                                     300        6,656
Blyth Industries, Incorporated*                             750       18,422
Broadwing, Incorporated*                                  3,500      129,063
Calpine Corporation*                                      1,000       64,000
Cleco Corporation                                           400       12,825
CMP Group, Incorporated                                     500       13,781
COMSAT Corporation                                          907       18,027
Conectiv, Incorporated                                    1,500       25,219
DPL, Incorporated                                         2,600       45,013
DQE, Incorporated                                         1,200       41,550
Energy East Corporation                                   1,900       39,544
Hawaiian Electric Industries, Incorporated*                 500       14,438
IDACORP, Incorporated*                                      600       16,088
Illinova Corporation                                      1,100       38,225
Indiana Energy, Incorporated                                500        8,875
IPALCO, Incorporated                                      1,400       23,887
Kansas City Power & Light Company                         1,000       22,063
KeySpan Energy Corporation                                2,200       51,013
LG&E Energy Corporation                                   2,100       36,619
MCN Energy Group, Incorporated                            1,400       33,250
MidAmerican Energy Holdings Company*                      1,000       33,688
Minnesota Power, Incorporated                             1,200       20,325
Montana Power Company                                     1,800       64,913
New England Electric System                               1,000       51,750
NiSource, Incorporated                                    2,000       35,750
Northeast Utilities                                       2,200       45,238
NSTAR*                                                    1,000       40,500
OGE Energy Corporation                                    1,300       24,700
Potomac Electric Power Company                            1,900       43,581
Public Services Company of New Mexico                       700       11,375
Puget Sound Energy, Incorporated                          1,400       27,125
SCANA Corporation                                         1,700       45,688
Sierra Pacific Resources, Incorporated                    1,300       22,506
Tech Data Corporation*                                      900       24,413
TECO Energy, Incorporated                                 2,100       38,981
Telephone & Data Systems, Incorporated                    1,000      126,000
UtiliCorp United, Incorporated                            1,500       29,156
Washington Gas Light Company                                800       22,000
Waters Corporation*                                       1,000       53,000
Wisconsin Energy Corporation                              1,900       36,575
                                                                  ----------
                                                                   1,589,360
                                                                  ----------

  Total Common Stocks (cost $14,150,437)                          15,129,421
                                                                  ----------

UNIT INVESTMENT TRUST  - 3.10%

MidCap SPDR Trust Unit Series I                           9,150      742,294
                                                                  ----------

      Total Unit Investment Trust (cost $695,562)                    742,294
                                                                  ----------
SHORT-TERM INVESTMENTS<F3> - 33.44%
                                                      PRINCIPAL  VALUE
VARIABLE RATE DEMAND NOTES<F1> - 9.69%
Firstar Bank (4.240% due 12/31/31)                    $ 850,005      850,005
General Mills (6.095% due 12/31/31)                     420,016      420,016
Pitney Bowes (6.095% due 12/31/31)                      802,698      802,698
Wisconsin Corp. (6.160% due 12/31/31)                   249,320      249,320
                                                                  ----------
                                                                   2,322,039
                                                                  ----------
U.S. TREASURY BILL - 23.75%
U.S. Treasury Bill (4.975% due 01/13/00)              5,700,000    5,690,633
                                                                  ----------

Total Short-Term Investments (cost $8,012,672)                     8,012,672
                                                                  ----------

TOTAL INVESTMENTS - 99.68% (cost <F2>                             23,884,387
                                                                  ----------
OTHER ASSETS AND LIABILITIES - .32%                                   78,985
                                                                  ----------
TOTAL NET ASSETS - 100%                                          $23,963,372
                                                                  ==========
--------------------
*Non-income producing

<F1>  Interest rates vary periodically based on current market rates.  The maturity shown for each variable rate demand note is the later of the next scheduled interest rate adjustment date or the date on which principal can be recovered through demand. Information as of December 31, 1999.

<F2>  Represents cost for income tax purposes which is substantially the same
for financial reporting purposes.    Gross unrealized appreciation and
depreciation of securities as of December 31, 1999 was $2,962,796 and ($1,974,498) respectively.

<F3>  Securities and other current assets with an aggregate value of $8,084,700
have been segregated with the custodian                 to cover margin
requirements for the following open futures contracts at December 31, 1999:

                                                       Appreciation/
Type                                       Contracts  (Depreciation)
Standard & Poor's MidCap 400 Index (03/00)    36        $ 1,064,700

The accompanying notes are an integral part of the financial statements.



CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

BALANCED INDEX PORTFOLIO

COMMON STOCKS - 57.24%
                                                      SHARES     VALUE
BANKING & FINANCIAL SERVICE - 7.63%
Aetna Life and Casualty Company                             400     $ 22,325
AFLAC, Incorporated                                         700       33,031
Allstate (The) Corporation                                2,100       50,400
American Express Company                                  1,200      199,500
American General Corporation                                600       45,525
American International Group, Incorporated                4,000      432,500
AmSouth Bancorp, Incorporated                             1,000       19,313
Aon Corporation                                             700       28,000
Associates First Capital Corporation                      1,900       52,131
BB&T Corporation                                            800       21,900
Banc One Corporation                                      3,000       96,188
BankAmerica Corporation                                   4,500      225,844
Bank of New York Company, Incorporated                    1,900       76,000
Bear Stearns Companies, Incorporated                        300       12,825
Capital One Financial Corporation                           500       24,094
Charles Schwab Corporation                                2,100       80,588
Chase Manhattan Corporation                               2,200      170,913
Chubb Corporation                                           500       28,156
CIGNA Corporation                                           500       40,281
Cincinnati Financial Corporation                            400       12,475
Citigroup, Incorporated                                   8,800      488,950
Comerica, Incorporated                                      400       18,675
Conseco, Incorporated                                       800       14,300
Countrywide Credit Industries, Incorporated                 300        7,575
Fannie Mae                                                2,700      168,581
Federal Home Loan Mortgage Corporation                    1,800       84,713
Fifth Third Bancorp                                         800       58,700
First Union Corporation                                   2,500       82,031
Firstar Corporation                                       2,600       54,925
Fleet Financial Group, Incorporated                       2,400       83,550
Franklin Resources, Incorporated                            700       22,444
Golden West Financial, Incorporated                         400       13,400
Hartford Financial Services Group                           600       28,425
Household International, Incorporated                     1,200       44,700
Huntington Bancshares                                       600       14,325
Jefferson-Pilot Corporation                                 300       20,475
KeyCorp                                                   1,200       26,550
Lehman Brothers Holdings                                    300       25,406
Lincoln National Corporation                                500       20,000
Loews Corporation                                           300       18,206
Marsh & McLennan Companies, Incorporated                    700       66,981
MBIA, Incorporated                                          300       15,844
MBNA Corporation                                          2,100       57,225
Mellon Bank Corporation                                   1,300       44,281
Merrill Lynch & Company                                   1,000       83,500
MGIC Investment Corporation                                 300       18,056
Morgan (J. P.) & Company                                    500       63,313
Morgan Stanley, Dean Witter & Company                     1,500      214,125
National City Corporation                                 1,600       37,900
Northern Trust Corporation                                  600       31,800
Old Kent Financial Corporation                              300       10,613
PaineWebber Group, Incorporated                             400       15,525
Pinnacle West, Incorporated                                 200        6,113
PNC Bank Corporation                                        800       35,600
Progressive Corporation                                     200       14,625
Providian Financial Corporation                             400       36,425
Regions Financial Corporation                               600       15,075
SAFECO Corporation                                          300        7,463
SLM Holding Corporation                                     400       16,900
SouthTrust Corporation                                      400       15,125
State Street Corporation                                    400       29,225
St. Paul Companies                                          600       20,213
Summit Bancorp                                              500       15,313
SunTrust Banks, Incorporated                                800       55,050
Synovus Financial Corporation                               700       13,913
Torchmark Corporation                                       300        8,719
T. Rowe Price Associates, Incorporated                      300       11,081
Union Planters Corporation                                  400       15,775
UNUMprovident Corporation                                   600       19,238
U.S. Bancorp                                              1,900       45,244
Wachovia Corporation                                        500       34,000
Washingon Mutual, Incorporated                            1,500       39,000
Wells Fargo & Company                                     4,300      173,881
                                                                  ----------
                                                                   4,255,061
                                                                  ----------
CAPITAL GOODS - 4.85%
Allied Waste Industries, Incorporated*                      500        4,406
Armstrong World Industries, Incorporated                    100        3,338
Boeing Company                                            2,500      103,907
Briggs & Stratton Corporation                               100        5,364
Caterpillar, Incorporated                                   900       42,357
Cooper Industries, Incorporated                             200        8,089
Corning, Incorporated                                       600       77,363
Crane Company                                               200        3,975
Cummins Engine Company, Incorporated                        100        4,832
Danaher Corporation                                         400       19,300
Deere & Company                                             600       26,026
Dover Corporation                                           500       22,688
Emerson Electric Company                                  1,100       63,113
Fluor Corporation                                           200        9,175
Foster Wheeler Corporation                                  100          888
General Dynamics Corporation                                500       26,375
General Electric Company                                  8,500    1,315,375
Grainger (W.W.), Incorporated                               200        9,563
Honeywell, Incorporated                                   2,000      115,375
Illinois Tool Works, Incorporated                           800       54,050
Ingersoll-Rand Company                                      400       22,025
ITT Industries, Incorporation                               200        6,688
Johnson Controls, Incorporated                              200       11,375
Lockheed Martin Corporation                               1,000       21,875
Masco Company                                             1,200       30,450
Milacron, Incorporated                                      100        1,538
Minnesota Mining & Manufacturing Company                  1,000       97,875
Navistar International, Incorporated*                       200        9,475
Northrop Grumman Corporation                                200       10,813
Owens-Corning Fiberglass Corporation                        100        1,931
PACCAR, Incorporated                                        200        8,863
Pall Corporation                                            300        6,469
Parker-Hannifin Corporation                                300        15,394
Perkinelmer, Incorporated                                   100        4,169
Pitney-Bowes, Incorporated                                  700       33,819
Raychem Corporation                                         900       23,906
Rockwell International Corporation                          500       23,938
Solectron Corporation*                                      800       76,100
Textron, Incorporated                                       400       30,675
Thermo Electron Corporation*                                400        6,000
Thomas & Betts Company                                      100        3,188
Timken Company                                              200        4,088
TRW, Incorporated                                           300       15,581
Tyco International Limited                                4,300      167,163
United Technologies Corporation                           1,300       84,500
Waste Management, Incorporated                            1,600       27,500
Xerox Corporation                                         1,700       38,569
                                                                  ----------
                                                                   2,699,526
                                                                  ----------

CONSUMER CYCLICAL - 7.35%
American Greetings Company Class A                          200        4,725
American Online, Incorporated*                            5,800      437,538
AutoZone, Incorporated*                                     400       12,925
Bed Bath & Beyond, Incorporated*                            400       13,900
Best Buy Company, Incorporated*                             500       25,094
Black & Decker Corporation                                  200       10,450
Brunswick Corporation                                       200        4,450
Carnival Corporation                                      1,600       76,500
Centex Corporation                                          200        4,938
Circuit City Stores, Incorporated                           500       22,531
Clear Channel Communications*                               900       80,325
Comcast Corporation Class A Special                       1,900       96,069
Consolidated Stores Corporation*                            300        4,875
Cooper Tire & Rubber Company                                200        3,113
Costco Wholesale Corporation*                               600       54,750
Dana Corporation                                            400       11,975
Dayton Hudson Corporation                                 1,100       80,781
Delphi Automotive Systems                                 1,500       23,625
Deluxe Corporation                                          200        5,488
Dillard's, Incorporated Class A                             300        6,056
Dollar General Corporation                                  600       13,650
Donnelley (R.R.) & Sons Company                             300        7,444
Dow Jones & Company, Incorporated                           200       13,600
Eaton Corporation                                           200       14,525
Ecolab, Incorporated                                        300       11,738
Federated Department Stores*                                500       25,281
Fleetwood Enterprises                                       100        2,063
Ford Motor Company                                        3,100      165,656
Gannett Company, Incorporated                               700       57,094
Gap, Incorporated                                         2,200      101,200
General Motors Corporation                                1,700      123,569
Genuine Parts Company                                       500       12,406
Goodyear Tire & Rubber                                      400       11,275
Harcourt General, Incorporated                              200        8,050
Harrah's Entertainment, Incorporated*                       300        7,931
Hilton Hotels Corporation                                 1,000        9,625
Home Depot, Incorporated                                  5,850      401,091
Jostens, Incorporated                                       100        2,431
Kaufman & Broad Home Corporation                            100        2,419
K Mart Corporation*                                       1,300       13,081
Knight-Ridder, Incorporated                                 200       11,900
Kohl's Department Stores Corporation*                       400       28,875
Leggett & Platt, Incorporated                               500       10,719
Limited (The), Incorporated                                 600       25,988
Lowe's Companies, Incorporated                            1,000       59,750
Marriott International Class A                              600       18,938
May Department Stores Company                               900       29,025
Maytag Corporation                                          200        9,600
Mediaone Group*                                           1,600      122,900
McGraw-Hill Companies, Incorporated                         500       30,813
Meredith Corporation                                        100        4,169
Mirage Resorts, Incorporated*                               500        7,656
National Service Industries, Incorporated                   100        2,950
New York Times Class A                                      500       24,563
Nordstrom, Incorporated                                     400       10,475
Office Depot, Incorporated*                               1,000       10,938
Penney (J.C.) Company, Incorporated                         700       13,956
Pep Boys-Manny, Moe & Jack                                  100          913
Pulte Corporation                                           100        2,250
Sears Roebuck & Company                                   1,000       30,438
Snap-On Tools, Incorporated                                 200        5,313
Stanley (The) Works                                         200        6,025
Staples, Incorporated*                                    1,200       24,900
Tandy Corporation                                           500       24,594
Time Warner, Incorporated                                 3,400      246,288
Times Mirror Company Class A                                200       13,400
TJX Companies, Incorporated                                 800       16,350
Toys "R" Us, Incorporated*                                  600        8,588
Tribune Company                                             600       33,038
Wal-Mart Stores, Incorporated                            11,600      801,850
Walt Disney Company, The                                  5,400      157,950
Whirlpool Corporation                                       200       13,013
Yahoo!, Incorporated*                                       700      302,881
                                                                  ----------
                                                                   4,095,243
                                                                  ----------

CONSUMER NON-DURABLE - 10.45%
Abbott Laboratories                                       4,000      145,250
Alberto-Culver Company Class B                              100        2,581
Albertson's, Incorporated                                 1,100       35,475
Allergan, Incorporated                                      300       14,925
ALZA Corporation Class A*                                   300       10,388
American Home Products Corporation                        3,400      134,088
Amgen, Incorporated*                                      2,600      156,163
Anheuser-Busch Companies, Incorporated                    1,200       85,050
Archer-Daniels-Midland Company                            1,600       19,500
Avon Products, Incorporated                                 700       23,100
Bausch & Lomb, Incorporated                                 100        6,844
Baxter International, Incorporated                          800       50,250
Becton, Dickinson Company                                   700       18,725
BestFoods, Incorporated                                     700       36,794
Biomet, Incorporated                                        300       12,000
Boston Scientific Corporation*                            1,100       24,063
Bristol-Meyers Squibb Company                             5,200      333,775
Brown Foremann Class B                                      200       11,450
Campbell Soup Company                                     1,100       42,556
Cardinal Health, Incorporated                               700       33,513
CBS, Corporation*                                         2,000      127,875
Clorox Company                                              600       30,225
Coca-Cola Company                                         6,400      372,800
Coca-Cola Enterprises                                     1,100       22,138
Colgate-Palmolive Company                                 1,500       97,500
Columbia/HCA Healthcare Corporation                       1,500       43,969
ConAgra, Incorporated                                     1,300       29,331
Coors (Adolph) Class B                                      100        5,250
C.R. Bard, Incorporated                                     100        5,300
CVS Corporation                                           1,000       39,938
Darden Restaurants                                          300        5,437
Eastman Kodak Company                                       800       53,000
Fortune Brands, Incorporated                                400       13,224
General Mills, Incorporated                                 800       28,600
Gillette Company                                          2,800      115,324
Great Atlantic & Pacific Tea Company, Incorporated          100        2,787
Guidant Corporation*                                        800       37,600
Hasbro, Incorporated                                        500        9,530
Heinz (H.J.) Company                                        900       35,830
HEALTHSOUTH Corporation*                                  1,100        5,912
Hershey Foods Corporation                                   400       19,000
Humana, Incorporated*                                       400        3,274
International Flavors & Fragrance, Incorporated             300       11,324
Johnson & Johnson Company                                 3,500      325,937
Kellogg Company                                           1,100       33,893
Kimberly-Clark Corporation                                1,400       91,350
Kroger Company*                                           2,200       41,525
Lilly (Eli) & Company                                     2,800      186,200
Liz Claiborne, Incorporated                                 200        7,525
Longs Drug Stores Corporation                               100        2,580
Mallincrokdt, Incorporated                                  200        6,362
Manor Care, Incorporated*                                   300        4,800
Mattel, Incorporated                                      1,100       14,437
McDonald's Corporation                                    3,500      141,093
McKesson HBOC, Incorporated                                 700       15,793
Medtronic, Incorporated                                   3,000      109,312
Merck & Company, Incorporated                             6,100      409,080
Newell Rubbermaid, Incorporated                             700       20,300
NIKE, Incorporated Class B                                  700       34,693
PepsiCo, Incorporated                                     3,800      133,950
Pfizer, Incorporated                                     10,100      327,618
Pharmacia & Upjohn, Incorporated                          1,300       58,500
Philip Morris Companies, Incorporated                     6,200      143,762
Polaroid Corporation                                        100        1,880
Procter & Gamble Company                                  3,500      383,468
Quaker Oats Company                                         300       19,687
Quintiles Transnational Corporation*                        300        5,605
RJR Nabisco Holdings, Incorporated                          800        8,500
Ralston-Ralston Purina Group                                800       22,300
Reebok International Limited*                               100          818
Rite Aid Corporation                                        700        7,830
Russell Company                                             100        1,674
Safeway, Incorporated*                                    1,300       46,230
Sara Lee Corporation                                      2,300       50,743
Schering-Plough Corporation                               3,800      160,312
Seagram Company, Limited*                                 1,100       49,430
Supervalu, Incorporated                                     400        8,000
St. Jude Medical*                                           200        6,137
Sysco Corporation                                           900       35,605
Tenet Healthcare Corporation*                               800       18,800
TRICON Global Restaurants*                                  400       15,450
Tupperware Corporation                                      200        3,387
Unilever N.V. ADR                                         1,500       81,655
United HealthCare Corporation                               500       26,562
UST, Incorporated                                           500       12,593
V.F. Corporation                                            300        9,000
Viacom, Incorporated Class B*                             1,800      108,787
Walgreen Company                                          2,600       76,050
Warner-Lambert Company                                    2,200      180,262
Watson Pharmaceuticals, Incorporated*                       200        7,162
Wellpoint Health Networks, Incorporated*                    200       13,187
Wendy's International, Incorporated                         300        6,187
Winn-Dixie Stores, Incorporated                             400        9,574
Wrigley (Wm), Jr. Company                                   300       24,880
                                                                  ----------
                                                                   5,822,123
                                                                  ----------
ENERGY - 3.13%
Amerada Hess Corporation                                    200       11,350
Anadarko Petroleum Corporation                              300       10,238
Apache Corporation                                          300       11,081
Ashland, Incorporated                                       200        6,588
Atlantic Richfield Company                                  800       69,200
Baker Hughes, Incorporated                                  900       18,956
Burlington Resources, Incorporated                          600       19,838
Chevron Corporation                                       1,700      147,263
Conoco, Incorporated Class B                              1,600       39,800
Exxon Corporation                                         9,000      725,063
Halliburton Company                                       1,100       44,275
Helmerich & Payne, Incorporated                             100        2,181
Kerr-McGee Company                                          200       12,400
McDermott International, Incorporated                       200        1,813
Occidental Petroleum                                        900       19,463
Phillips Petroleum Company                                  700       32,900
Rowan Companies, Incorporated*                              200        4,338
Royal Dutch Petroleum Company ADR                         5,600      338,450
Schlumberger Limited                                      1,400       78,750
Sunoco, Incorporated                                        200        4,700
Texaco, Incorporated                                      1,400       76,038
Tosco Corporation                                           400       10,875
Transocean Sedco Forex, Incorporated                        271        9,131
Union Pacific Resources Group                               700        8,925
Unocal Corporation                                          600       20,138
USX-Marathon Group, Incorporated                            800       19,750
                                                                  ----------
                                                                   1,743,504
                                                                  ----------
MANUFACTURING - 1.81%
Air Products & Chemicals, Incorporated                      600       20,137
Alcan Aluminum Limited                                      600       24,712
Alcoa, Incorporated                                       1,000       83,000
Allegheny Teledyne, Incorporated                            200        4,487
Avery Dennison Company                                      300       21,862
Ball Corporation                                            100        3,938
Barrick Gold Corporation*                                 1,000       17,687
Bemis Company                                               100        3,487
Bethlehem Steel Corporation*                                300        2,512
Boise Cascade Corporation                                   100        4,050
Champion International Corporation                          200       12,387
Crown Cork & Seal Company, Incorporated                     300        6,712
Dow Chemical Company                                        600       80,175
DuPont (E.I.) De Nemours & Company                        2,700      177,852
Eastman Chemical Company                                    200        9,537
Englehard Corporation                                       300        5,662
FMC Corporation                                             100        5,730
Fort James Corporation                                      600       16,424
Freeport-McMoRan Copper & Gold*                             400        8,450
Georgia-Pacific Company                                     400       20,300
Goodrich BF Company                                         300        8,250
Grace, (W.R.) & Company*                                    200        2,775
Great Lake Chemical Corporation                             200        7,637
Hercules, Incorporated                                      300        8,362
Homestake Mining Company                                    700        5,469
Inco, Limited*                                              500       11,750
International Paper Company                               1,100       62,081
Louisiana Pacific Corporation                               300        4,275
Mead Corporation                                            300       13,031
Millipore Corporation                                       100        3,863
Monsanto Company                                          1,600       57,000
Newmont Mining Corporation                                  400        9,800
Nucor Corporation                                           200       10,963
Owens-Illinois, Incorporated*                               400       10,025
Pactiv Corporation*                                         400        4,250
Phelps Dodge, Incorporated                                  200       13,425
Placer Dome, Incorporated                                   800        8,600
Potlatch Corporation                                        100        4,463
PPG Industries, Incorporated                                500       31,281
Praxair, Incorporated                                       400       20,125
Reynolds Metals Company                                     200       15,325
Rohm & Haas Company                                         600       24,413
Sealed Air Corporation*                                     200       10,363
Sherwin-Williams Company                                    400        8,400
Sigma-Aldrich Corporation                                   300        9,019
Temple-Inland, Incorporated                                 100        6,594
Union Carbide Corporation                                   300       20,025
USX-U.S. Steel Group, Incorporated                          200        6,600
Vulcan Materials Company                                    300
11,981
Westvaco Corporation                                        300        9,788
Weyerhaeuser Company                                        600       43,088
Willamette Industries                                       300       13,931
Worthington Industries, Incorporated                        200        3,313
                                                                   1,009,366
SERVICE - .91%
Automatic Data Processing, Incorporated                   1,600       86,200
Block (H&R), Incorporated                                   300       13,125
Cendant Corporation*                                      1,900       50,469
Ceridian Corporation*                                       400        8,625
Computer Sciences Corporation*                              400       37,850
Dun & Bradstreet Corporation                                400       11,800
Electronic Data Systems Corporation                       1,300       87,019
Equifax, Incorporated                                       400        9,425
First Data Corporation                                    1,100       54,244
IMS Health, Incorporated                                    800       21,750
Interpublic (The) Group of Companies, Incorporated          700       40,381
Omnicom Group, Incorporated                                 500       50,000
Paychex, Incorporated                                       600       24,000
Service Corporation International                           700        4,856
Shared Medical Systems, Incorporated                        100        5,094
                                                                  ----------
                                                                     504,838
                                                                  ----------
TECHNOLOGY - 14.84%
3 COM Corporation*                                          900       42,300
Adaptec, Incorporated*                                      300       14,963
ADC Telecommunications, Incorporated                        400       29,025
Adobe Systems, Incorporated                                 300       20,175
Advanced Micro Devices, Incorporated*                       400       11,575
Analog Devices, Incorporated*                               400       37,200
Andrew Corporation*                                         200        3,788
Apple Computer, Incorporated*                               400       41,125
Applied Materials, Incorporated*                          1,000      126,688
Autodesk, Incorporated                                      200        6,750
BMC Software, Incorporated*                                 600       47,963
Cabletron Systems, Incorporated*                            500       13,000
Cisco Systems, Incorporated*                              8,400      899,850
Citrix Systems, Incorporated                                200       24,600
COMPAQ Computers Corporation                              4,400      119,075
Computer Associates International, Incorporated           1,400       97,913
Compuware Corporation*                                      900       33,525
Comverse Technology*                                        200       28,950
Dell Computer Corporation*                                6,600      336,600
EMC Corporation Massachusetts*                            2,600      284,050
Gateway, Incorporated*                                      800       57,650
General Instrument Corporation*                             500       42,500
Hewlett-Packard Company                                   2,600      296,238
IKON Office Solution, Incorporated                          400        2,725
Intel Corporation                                         8,600      707,888
International Business Machines Corporation               4,700      507,600
KLA-Tencor Corporation*                                     200       22,275
Lexmark International Group, Incorporated Class A*          300       27,150
LSI Logic Corporation*                                      400       27,000
Lucent Technologies, Incorporated                         8,000      598,500
Micron Technology, Incorporated*                            700       54,425
Microsoft Corporation*                                   13,300    1,552,775
Molex, Incorporated                                         400       22,675
Motorola, Incorporated                                    1,600      235,600
National Semiconductor*                                     400       17,125
Network Appliance, Incorporated*                            400       33,225
Nortel Networks Corporation                               3,400      343,400
Novell, Incorporated*                                       900       35,944
Oracle Systems Corporation*                               3,700      414,631
Parametric Technology Company*                              700       18,944
PE Corporation PE Biosystems Group, Incorporated            300       36,094
PeopleSoft, Incorporated*                                   600       12,788
Qualcom, Incorporated*                                    1,600      281,800
Seagate Technology, Incorporated*                           500       23,281
Scientific-Atlanta, Incorporated                            200       11,125
Silicon Graphics, Incorporated*                             500        4,906
Sun Microsystems, Incorporated*                           4,000      309,750
Tektronix, Incorporated                                     100        3,888
Tellabs, Incorporated*                                    1,000       64,188
Teradyne, Incorporated*                                     400       26,400
Texas Instruments, Incorporated                           2,000      193,750
Unisys Corporation*                                         800       25,550
Xilinx, Incorporated*                                       800       36,375
                                                                  ----------
                                                                   8,267,280
                                                                  ----------
TRANSPORTATION - .41%
AMR Corporation*                                            400       26,800
Burlington Northern Santa Fe Corporation                  1,200       29,100
CSX Corporation                                             600       18,825
Delta Air Lines, Incorporated                               400       19,925
FDX Corporation*                                            800       32,750
Kansas City Southern Industries                             300       22,388
Norfolk Southern Company                                  1,000       20,500
Ryder System                                                200        4,888
Southwest Airlines Company                                1,300       21,044
Union Pacific Corporation                                   600       26,175
US Airways Group, Incorporated*                             200        6,413
                                                                  ----------
                                                                     228,808
                                                                  ----------
UTILITIES - 5.86%
AES Corporation*                                            500       37,375
ALLTELL Corporation                                         800       66,150
Ameren Corporation                                          400       13,100
AT & T Corporation                                        8,300      421,225
American Electric Power Company                             500       16,063
Bell Atlantic Corporation                                 4,000      246,250
BellSouth Corporation                                     4,900      229,381
Carolina Power & Light Company                              400       12,175
Central & SouthWest Corporation                             600       12,000
Centurytel, Incorporated                                    400       18,950
CINergy Corporation                                         400        9,650
CMS Energy Corporation                                      300        9,356
Coastal Corporation                                         600       21,263
Columbia Energy Group                                       200       12,650
Consolidated Edison, Incorporated                           600       20,700
Consolidated Natural Gas Company                            200       12,988
Constellation Energy Group, Incorporated                    400       11,600
Dominion Resources                                          500       19,625
DTE Energy Company                                          400       12,550
Duke Energy Corporation                                     900       45,113
Eastern Enterprises, Incorporated                           100        5,744
Edison International                                        900       23,569
El Paso Energy Corporation                                  600       23,288
Enron Corporation                                         1,900       84,313
Entergy Corporation                                         600       15,450
FirstEnergy Corporation                                     600       13,613
Florida Progress Corporation                                300       12,694
FPL Group, Incorporated                                     500       21,406
General Public Utilities Corporation                        300        8,981
Global Crossing Limited*                                  2,000      100,000
GTE Corporation                                           2,500      176,406
MCI WorldCom, Incorporated*                               7,350      390,009
New Century Energies, Incorporated                          300        9,113
NEXTEL Communications, Incorporated Class A*                900       92,813
Niagara Mohawk Holdings, Incorporated*                      500        6,969
Nicor, Incorporated                                         100        3,250
Northern States Power Company                               400        7,800
Oneok, Incorporated                                         100        2,513
PECO Energy Company                                         500       17,375
PG & E Corporation                                        1,000       20,500
PP & L Resources, Incorporated                              400        9,150
People's Energy Corporation                                 100        3,350
Public Service Enterprises Group, Incorporated              600       20,888
Reliant Energy, Incorporated                                800       18,300
SBC Communications, Incorporated                          8,900      433,875
Sempra Energy                                               600       10,425
Southern Company                                          1,800       42,300
Sprint Corporation FON Group                              2,300      154,819
Sprint PCS Group, Incorporated*                           1,100      112,750
Texas Utilities Holdings Companies                          700       24,894
Unicom Corporation                                          600       20,100
US West, Incorporated                                     1,300       93,600
Williams Companies, Incorporated                          1,100       33,619
                                                                  ----------
                                                                   3,262,040
                                                                  ----------

     Total Common Stocks (cost $29,273,582)                       31,887,789
                                                                  ----------
U.S. TREASURY OBLIGATIONS  - 9.17%
                                                      PRINCIPAL  VALUE
U.S. Treasury Note (6.250% due 01/31/02)             $  900,000  $   900,000
U.S. Treasury Note (7.250% due 05/15/04)              2,300,000    2,370,438
U.S. Treasury Note (6.500% due 05/15/05)                800,000      800,250
U.S. Treasury Bond (6.250% due 08/15/23)              1,100,000    1,037,438
                                                                  ----------

  Total U.S. Treasury Obligations (cost $5,235,756)                5,108,126
                                                                  ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.13%

FEDERAL HOME LOAN MORTGAGE CORPORATION
5.750% due 07/15/03                                   1,800,000    1,741,559
                                                                  ----------


 Total U.S. Government Agency Obligations
   (cost $1,778,018)                                               1,741,559
                                                                  ----------

MORTGAGE-BACKED SECURITIES - 14.43%

FEDERAL HOME LOAN MORTGAGE CORPORATION
FNCI (6.500% due 07/01/14)                            2,405,264    2,335,110
FNCL(7.000% due 07/01/29)                             5,897,518    5,704,620
                                                                  ----------

Total Mortgage-Backed Securities (cost $8,232,062)                 8,039,730
                                                                  ----------

CORPORATE BONDS - 10.87%

AIR TRANSPORTATION - .88%
Delta Airlines (7.900% due 12/15/09)                    500,000      489,534
                                                                  ----------

BANK, BANK HOLDING COMPANIES, & OTHER BANK
SERVICES - 2.21%
Erac USA Finance (7.950% due 12/15/09)                  500,000      495,437
Household Finance Corp. (7.200% due 07/15/06)           750,000      737,023
                                                                  ----------
                                                                   1,232,460
                                                                  ----------

CAPITAL GOODS - 1.76%
Caterpillar, Inc. (7.250% due 09/15/09)               1,000,000      981,772
                                                                  ----------

CONSUMER CYCLICALS - .88%
Ford Motor Cr. Corp. (6.700% due 07/16/04)              500,000      489,110
                                                                  ----------

CONSUMER NON-DURABLE - 1.73%
Great Lakes Chemical Corp. (7.000% due 07/15/09)        500,000      475,790
Wal-Mart Stores (6.875% due 08/10/09)                   500,000      486,729
                                                                  ----------
                                                                     962,519
                                                                  ----------

MANUFACTURING - 1.65%
Champion Intl. Corp. (7.200% due 11/01/26)              450,000      423,056
Rohm & Haas Co. (6.950% due 07/15/04)                   500,000      494,257
                                                                  ----------
                                                                     917,313
                                                                  ----------
UTILITIES - 1.76%
Sonat, Inc. (7.625% due 07/15/11))                    1,000,000      982,070
                                                                  ----------

   Total Corporate Bonds (cost $6,178,368)                         6,054,778
                                                                  ----------


UNIT INVESTMENT TRUST - .11%

S&P 500 Depositary Receipt                                  400       58,750
                                                                  ----------
Total Unit Investment Trust (cost $52,600)                            58,750
                                                                  ----------

SHORT-TERM INVESTMENT<F3> - 3.91%

VARIABLE RATE
DEMAND NOTES <F1>    - 3.91%
Firstar Bank (6.240% due 12/31/31)                    2,182,051    2,182,051
                                                                  ----------

 Total Short-Term Investments (cost $2,182,051)                    2,182,051
                                                                  ----------


TOTAL INVESTMENTS - 98.86% (cost $52,932,437)<F2>                 55,072,783
                                                                  ----------
OTHER ASSETS AND LIABILITIES - 1.14%                                 635,133
                                                                  ----------

TOTAL NET ASSETS - 100%                                          $55,707,916
                                                                 ===========
------------
*Non-income producing

<F1> Interest rates vary periodically based on current market rates. Rates
shown are as of December 31, 1999.   The maturity shown for each variable rate
demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.

<F2> Represents cost for income tax purposes which is substantially the same
for financial reporting purposes.    Gross unrealized appreciation and
depreciation of securities as of December 31, 1999 was $5,009,480 and ($2,959,698) respectively.

<F3> Securities with an aggregate value of $1,855,250  have been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 1999:
                                                      Appreciation/
Type                                      Contracts   (Depreciation)
Standard & Poor's Balanced Index (03/00)       5         $51,300

The accompanying notes are an integral part of the financial statements.


CARILLON FUND, INC.
SCHEDULE OF INVESTMENTS

DECEMBER 31, 1999

LEHMAN AGGREGATE BOND INDEX PORTFOLIO

U.S. TREASURY OBLIGATIONS - 33.96%

                                                     PRINCIPAL   VALUE
U.S. TREASURY NOTES & BONDS - 33.96%
5.625% due 04/30/00                                  $  250,000  $   249,922
6.250% due 01/31/02                                   1,500,000    1,500,000
6.500% due 05/15/05                                   1,450,000    1,450,454
6.125% due 08/15/07                                     800,000      779,750
6.250% due 08/15/23                                   1,300,000    1,226,063
                                                                  ----------
                                                                   5,206,189
                                                                  ----------

 Total U.S. Treasury Obligations  (cost $5,358,480)                5,206,189
                                                                  ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.31%

FEDERAL HOME LOAN MORTGAGE CORPORATION
5.750% due 07/15/03                                   1,000,000      967,533
                                                                  ----------

    Total U.S. Government Agency Obligations
         (cost $989,444)                                             967,533
                                                                  ----------
MORTGAGE-BACKED SECURITIES - 36.95%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
FNCI (6.500% due 07/01/14)                            2,886,316    2,802,132
FNCL(7.000% due 07/01/29)                             2,957,377    2,862,291
                                                                  ----------


Total Mortgage-Backed Securities (cost $5,780,056)                 5,664,423
                                                                  ----------

CORPORATE BONDS - 20.42%

AIR TRANSPORTATION - 1.60%
Delta Airlines (7.900% due 12/15/09)                    250,000      244,767
                                                                  ----------


BANK, BANK HOLDING COMPANIES, & OTHER BANK
SERVICES - 4.84%
Erac USA Finance (7.950% due 12/15/09)                  250,000      247,718
Household Finance Corp. (7.200% due 07/15/06)           250,000      245,674
US West Cap. (6.875% due 08/15/01)                      250,000      249,150
                                                                     742,542

CAPITAL GOODS - 3.20%
Caterpillar, Inc. (7.250% due 09/15/09)                 500,000      490,886


CONSUMER CYCLICALS - 3.20%
Ford Motor Cr. Corp. (6.700% due 07/16/04)              500,000      489,110



CONSUMER NON-DURABLE - 3.14%
Great Lakes Chemical Corp. (7.000% due 07/15/09)        250,000      237,895
Wal-Mart Stores (6.875% due 08/10/09)                   250,000      243,364
                                                                  ----------
                                                                     481,259
                                                                  ----------
MANUFACTURING - 2.84%
Champion Intl. Corp. (7.200% due 11/01/26)              200,000      188,025
Rohm & Haas Co. (6.950% due 07/15/04)                   250,000      247,128
                                                                  ----------
                                                                     435,153
                                                                  ----------

UTILITIES - 1.60%
Sonat, Inc. (7.625% due 07/15/11))                      250,000      245,518
                                                                  ----------


   Total Corporate Bonds (cost $3,191,810)                         3,129,235
                                                                  ----------


SHORT-TERM INVESTMENT - .92%

VARIABLE RATE
DEMAND NOTES (1) - .92%
Firstar Bank (6.240% due 12/31/31)                      141,671      141,671
                                                                  ----------

   Total Short-Term Investment (cost $141,671)                       141,671
                                                                  ----------

TOTAL INVESTMENTS - 98.56% (cost $15,461,461)<F2>                 15,109,051
                                                                  ----------

OTHER ASSETS AND LIABILITIES - 1.44%                                 220,868
                                                                  ----------

TOTAL NET ASSETS - 100%                                          $15,329,919
                                                                  ==========

<F1> Interest rates vary periodically based on current market rates. Rates shown are as of December 31, 1999. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of December 31, 1999.

<F2> Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of December 31, 1999 was $0 and($368,567) respectively.

The accompanying notes are an integral part of the financial statements.



CARILLON FUND, INC.
NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 1999

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Carillon Fund, Inc. ("Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The shares of the variable insurance series of the Fund are sold only to The Union Central Life Insurance Company (Union Central) and its separate accounts to fund the benefits under certain variable insurance and retirement products. The Fund's shares are offered in nine different portfolios - Equity Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Lehman Aggregate Bond Index Portfolio, Equity Fund, Nasdaq 100 Index Fund, and Russell 2000 Small Cap Index Fund (individually "Portfolio"). The Equity Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented in the Standard & Poor's 500 composite stock Index. The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 composite stock Index. The Balanced
Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The financial statements of the Equity Fund, the Nasdaq 100 Index Fund, and the Russell 2000 Small Cap Index Fund are presented separately.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

Federal taxes - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Bond Portfolio has a capital loss carry forward of $334,560 which can be carried forward until 2006. The Equity Portfolio, Balanced Index Portfolio, and Lehman Aggregate Bond Index Portfolio have a capital loss carryforward of $15,358,910, $861,163, and $24,369 which can be carried forward until 2007.

Distributions -Distributions from net investment income in all Portfolios generally are declared and paid quarterly. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)

Expenses - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

Foreign Currency - The Funds' accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

Investment advisory fees - The Fund pays investment advisory fees to Carillon Advisers, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

  (a)  for the Equity Portfolio - .65% of the first $50,000,000,
       .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current net asset value:

  (b)  for the Bond Portfolio - .50% of the first $50,000,000,
       .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current net asset value.

  (c) for the S & P 500 Index Portfolio - .30% of the current net asset value.

  (d) for the S & P MidCap 400 Index Portfolio - .30% of the current net asset value.

  (e) for the Balanced Index Portfolio - .30% of the current net asset value.

  (f) for the Lehman Aggregate Bond Index Portfolio - .30% of the current net asset value.


The Agreement provides that if the total operating expenses of the Fund, exclusive of the advisory fee and certain other expenses as described in the Agreement, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the Equity or Bond Portfolios, the Adviser will reimburse the Fund for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay any other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, the Balanced Index Portfolio, and the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of its average annual net assets. As a result, for the period ended December 31, 1999, the adviser reimbursed the S&P MidCap 400 Index Portfolio $12,912, Balanced Index Portfolio $13,736 and the Lehman Aggregate Bond Index Portfolio $12,692.

In addition to providing investment advisory services, the Adviser is responsible for providing certain administrative functions to the Fund. The Adviser has entered into an Administration Agreement with Carillon Investments, Inc. (the Distributor) under which the Distributor furnishes substantially all of such services for an annual fee of .20% of the Fund's average net assets for the Equity and Bond Portfolios, and .05% of the Fund's average net assets for the S & P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and Lehman Aggregate Bond Index Portfolio. The fee is borne by the Adviser, not the Fund.

Carillon Advisers, Inc. and Carillon Investments, Inc. are wholly-owned subsidiaries of Union Central.

Directors' fees - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and Lehman Aggregate Bond Index Portfolio (collectively, the Index Portfolios) may enter into futures contracts that relate to securities or indices in which they may invest. They may also purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million, it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the year ended December
31, 1999 excluding short-term obligations, follow:

                                                   S&P 500      S&P MidCap
                          Equity       Bond        Index        400 Index
                          Portfolio    Portfolio   Portfolio    Portfolio
Total Cost
 of Purchases of:
Common Stocks             $146,277,984 $      ---- $105,592,384 $18,397,554
U.S. Government
 Securities                      ----   15,721,481         ----        ----
Corporate Bonds                  ----    3,591,945         ----        ----
                          ------------ ----------- ------------ -----------
                          $146,277,984 $59,313,426 $105,592,384 $18,397,554
                          ============ =========== ============ ===========

Total Proceeds
 from Sales of:
Common Stocks             $263,377,283 $   630,623 $  6,765,962 $ 4,569,423
U.S. Government
 Securities                       ----  34,920,009         ----        ----
Corporate Bonds                   ----  36,774,402         ----        ----
                          ------------ ----------- ------------ -----------
                          $263,377,283 $72,325,034 $  6,765,962 $ 4,569,423
                          ============ =========== ============ ===========

                              Balanced Index     Lehman Aggregate Bond Index

Total Cost of Purchases of:
Common Stocks                        $47,651,261         $      ----
U.S. Government Securities            38,027,258          19,806,062
Corporate Bonds                       11,163,893           4,686,352
                                     -----------         -----------
                                     $96,842,412         $24,492,414
                                     ===========         ===========
Total Proceeds from Sales of:
Common Stocks                        $20,744,013         $      ----
U.S. Government Securities            19,512,901           8,368,132
Corporate Bonds                        5,002,635             753,392
                                     -----------         -----------
                                     $45,259,549         $ 9,121,524
                                     ===========         ===========



Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                               Equity Portfolio

                                            Year Ended December 31,

                             1999     1998     1997     1996     1995
                             -------  -------  -------  -------  -------
Net Asset Value,
Beginning of year            $ 14.89  $ 20.35  $ 19.45  $ 16.54  $ 14.30
                             -------  -------  -------  -------  -------
Investment Activities:
Net investment income            .10      .25      .23      .29      .24
Net realized and unrealized
  gains/(losses)                (.05)    2.80)    3.23     3.61     3.36
                             -------  -------  -------  -------  -------
Total from
Investment Activities            .05    (2.55)    3.46     3.90     3.60
                             -------  -------  -------  -------  -------
Distributions:
Net investment income           (.12)    (.23)    (.27)    (.27)    (.23)
Net realized gains             (2.20)   (2.68)   (2.29)    (.72)   (1.13)
                             -------  -------  -------  -------  -------
Total Distributions            (2.32)   (2.91)   (2.56)    (.99)   (1.36)
                             -------  -------  -------  -------  -------
Net Asset Value,
End of year                  $ 12.62  $ 14.89  $ 20.35  $ 19.45  $ 16.54
                             =======  =======  =======  =======  =======
Total Return                   2.05%  (15.31%)  20.56%   24.52%   26.96%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets              .69%     .62%     .62%     .64%     .66%

Ratio of Net Investment
Income to Average Net Assets    .67%    1.41%    1.23%    1.66%    1.73%
Portfolio Turnover Rate       86.47%   62.50%   57.03%   52.53%   34.33%

Net Assets,
End of Year (000's)          $124,444 $248,783 $335,627 $288,124 $219,563



Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                                           Bond Portfolio
                                            Year Ended December 31,

                             1999     1998     1997     1996     1995
                             -------  -------  -------  -------  -------
Net Asset Value,
Beginning of year            $ 11.13  $ 11.29  $ 10.91  $ 11.07  $ 10.04
                             -------  -------  -------  -------  -------
Investment Activities:
Net investment income            .72      .77      .79      .79      .88
Net realized and unrealized
     gains / (losses)           (.84)    (.05)     .37     (.04)     .98
                             -------  -------  -------  -------  -------
Total from
 Investment Activities          (.12)     .72     1.16      .75     1.86
                             -------  -------  -------  -------  -------
Distributions:
Net investment income          (.65)    (.76)    (.72)    (.87)    (.83)
In excess of net
 investment income              ----     ----     ----    (.04)     ----
Net realized gains              ----    (.12)    (.06)     ----     ----
                             -------  -------  -------  -------  -------
Total Distributions            (.65)    (.88)    (.78)    (.91)    (.83)
                             -------  -------  -------  -------  -------
Net Asset Value,
End of year                  $ 10.36  $ 11.13  $ 11.29  $ 10.91  $ 11.07
                             -------  -------  -------  -------  -------
Total Return                 (1.11%)    6.52%   11.02%    7.19%   19.03%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets              .60%     .58%     .60%     .62%     .65%

Ratio of Net Investment
Income to Average Net Assets   6.62%    6.84%    7.15%    7.24%    7.43%

Portfolio Turnover Rate       56.07%   67.57%  113.41%  202.44%  111.01%

Net Assets,
End of Year (000's)          $98,428  $113,762 $99,892  $85,634  $73,568



Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                    S&P 500 Index Portfolio

                                            Year Ended December 31,

                                 1999     1998     1997     1996<F1>
                                 -------  -------  -------  -------
Net Asset Value,
Beginning of year                $ 19.49  $ 15.74  $ 12.13  $ 10.00
                                 -------  -------  -------  -------
Investment Activities:
Net investment income                .21      .20      .20      .20
Net realized and unrealized
  gains / (losses)                  3.75     4.21     3.72     2.12
                                 -------  -------  -------  -------
Total from
 Investment Activities              3.96     4.41     3.92     2.32
                                 -------  -------  -------  -------
Distributions:
Net investment income              (.19)    (.20)    (.21)    (.19)
Net realized gains                 (.14)    (.46)    (.10)     .--
                                 -------  -------  -------  -------
Total Distributions                (.33)    (.66)    (.31)    (.19)
                                 -------  -------  -------  -------

Net Asset Value,
End of year                      $ 23.12  $19.49   $ 15.74  $ 12.13
                                 -------  -------  -------  -------
Total Return                      20.52%   28.54%   32.72%   23.37%

Ratios / Supplemental Data:
Ratio of Net Expenses to
Average Net Assets                  .39%     .43%     .50%     .59%<F2>

Ratio of Net Investment
Income to Average Net Assets       1.10%    1.25%    1.48%    2.14%<F2>

Portfolio Turnover Rate            3.45%    2.64%    9.06%    1.09%

Net Assets, End of Year (000's)  $284,132 $131,345 $55,595  $29,205
                                 -------  -------  -------  -------

<F1>   The portfolio commenced operation on December 29, 1995.  The financial highlights table for the period ending December 31, 1995 is not presented because the activity for the period did not round to $0.01 in any category of the reconciliation of beginning to ending net asset value per share. The ratios and total return were all less than 0.1%. The net assets at December 31, 1995 were $305,148.

<F2>  The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .25% for the year ended December 31, 1996, had the Adviser not waived a portion of its fee.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                            S&P MidCap 400 Index Portfolio

                                              Period from May 3, 1999 to
                                                  December 31,1999<F1>
Net Asset Value,
Beginning of period                                      $ 10.00
                                                         -------
Investment Activities:
Net investment income                                        .10
Net realized and unrealized
   gains/(losses)                                           1.01
                                                         -------
Total from Investment Activities                            1.11
                                                         -------
Distributions:
Net investment income                                      (.07)
Net realized gains                                          ----
                                                         -------
Total Distributions                                        (.07)
                                                         -------
Net Asset Value,
End of year                                              $ 11.04
                                                         =======
Total Return                                              11.14%

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets<F2>                                     .60%<F3>

Ratio of Net Investment
Income to Average Net Assets<F2>                          1.69%<F3>

Portfolio Turnover Rate                                  47.55%<F3>

Net Assets, End of Year (000's)                          $23,963


---------------

<F1> The portfolio commenced operations on May 3, 1999.

<F2>   The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .09% for the period ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3> The ratios are annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                               Balanced Index Portfolio

                                              Period from May 3, 1999 to
                                                 December 31,1999<F1>
Net Asset Value,
Beginning of period                                      $ 10.00
                                                         -------

Investment Activities:
Net investment income                                        .18
Net realized and unrealized
gains/(losses)                                               .34
                                                         -------
Total from Investment Activities                             .52
                                                         -------

Distributions:
Net investment income                                       (.11)
Net realized gains                                          ----
                                                         -------
Total Distributions                                         (.11)
                                                         -------
Net Asset Value,
End of year                                              $ 10.41
                                                         =======
Total Return                                               5.31%

Ratios / Supplemental Data:
Ratio of Expenses to
Average Net Assets<F2>                                     .47%<F3>

Ratio of Net Investment
Income to Average Net Assets<F2>                          2.94%<F3>

Portfolio Turnover Rate                                  141.58%<F3>

Net Assets, End of Year (000's)                          $55,708

_____________

<F1> The portfolio commenced operations on May 3, 1999.

<F2>  The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .03% for the period ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3>  The ratios are annualized.

Note 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the year.

                                       Lehman Aggregate Bond Index Portfolio

                                             Period from June 30, 1999 to
                                                  December 31,1999<F1>
Net Asset Value,
Beginning of period                                      $ 10.00
                                                         -------


Investment Activities:
Net investment income                                        .31
Net realized and unrealized
gains/(losses)                                              (.26)
                                                         -------
Total from Investment Activities                             .05
                                                         -------
Distributions:
Net investment income                                      (.23)
Net realized gains                                          ----
                                                         -------
Total Distributions                                        (.23)
                                                         -------
Net Asset Value,
End of year                                              $ 9.82
                                                         =======
Total Return                                               .47%

Ratios/Supplemental Data:
Ratio of Expenses to
Average Net Assets<F2>                                     .56%<F3>

Ratio of Net Investment
Income to Average Net Assets<F2>                           5.66%<F3>

Portfolio Turnover Rate                                  112.64%<F3>

Net Assets, End of Year (000's)                          $15,330

_____________

<F1> The portfolio commenced operations on June 30, 1999.

<F2>  The ratios of net expenses to average net assets would have increased and net investment income to average net assets would have decreased by .15% for the period ended December 31, 1999, had the Adviser not reimbursed expenses.

<F3>  The ratios are annualized.

                              PART C


                        OTHER INFORMATION

                       SUMMIT MUTUAL FUNDS, INC.

                      PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to Registrant's Registration Statement on Form N-1A (Registration No. 2-90309)

(a) Articles of Incorporation of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3, 1984)
(b) By-laws of Summit Mutual Funds, Inc. - previously filed (initial filing on April 3 1984)
(c)  Not Applicable
(d) (1) Investment Advisory Agreement - previously filed (initial filing on April 3, 1984)
     (2) Amendment to Investment Advisory Agreement - previously filed (Post-Effective Amendment No. 3 - May 1, 1987)
     (3) Amendment to Investment Advisory Agreement - previously filed (Post-Effective Amendment No. 15 -
         May 1, 1996)
(e) Distribution Agreement - previously filed (Post-Effective Amendment No. 26 - April 12, 2000)
(f)  Not Applicable
(g) (1) Custodian Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
     (2) Portfolio Accounting Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
(h) (1) Transfer Agency Agreement - previously filed (Post-Effective Amendment No. 6 - May 1, 1990)
     (2) Service Agreement - previously filed (Post-Effective Amendment No. 9 - May 1, 1992)
(i) Opinion and consent of counsel - previously filed (Pre-Effective Amendment No. 1 - July 2 , 1984)
(j)  Consent of Deloitte & Touche, LLC - filed herewith
(k)  Not Applicable
(l) Letter regarding initial capital - previously filed (Pre-Effective Amendment No. 1 - July 2, 1984)
(m)  Not Applicable
(n)  Not applicable
(o)  Not Applicable
(p)  Code of Ethics - filed herewith

Item 24.  Persons Controlled by or Under Common Control with
Registrant

The Union Central Life Insurance Company ("Union Central") provided the initial investment in Summit Mutual Funds, Inc. Union Central votes the shares of the Fund held with respect to registered variable contracts in accordance with instructions received from such variable contract owners. Shares of the Fund held in unregistered separate accounts and in its general assets are voted by Union Central in its discretion.

Set forth below is a chart showing the entities controlled by Union Central, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.

          THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.   The Union Central Life Insurance Company (Ohio)

  A.  Carillon Investments, Inc. (Ohio) -100% owned

  B.   Carillon Marketing Agency, Inc. (Delaware) -100% owned

    a.   Carillon Marketing Agency of Alabama, Inc. (Alabama) -
         100% owned

    b. Carillon Marketing Agency of Idaho, Inc. (Idaho) -100% owned

    c.  Carillon Marketing Agency of Kentucky, Inc. (Kentucky)
        - 100 owned

    d. Carillon Marketing Agency of Maine, Inc. (Maine) - 100% owned

    e.  Carillon Insurance Agency of Massachusetts, Inc.
        (Massachusetts) 100% owned

    f.  Carillon Marketing Agency of New Mexico, Inc. (New
        Mexico) - 100% owned

    g. Carillon Marketing Agency of Ohio, Inc. (Ohio) -100% owned

    h.  Carillon Marketing Agency of Pennsylvania, Inc.
        (Pennsylvania) 100% owned

    i. Carillon Marketing Agency of Texas, Inc. (Texas) - 100% owned

    j.  Carillon Marketing Agency of Wyoming, Inc. (Wyoming) -
        100% owned

  C.  Summit Investment Partners, Inc. (Ohio) -100% owned

  D.  Family Enterprise Institute, Inc. (Delaware) -100% owned

  E.  PRBA, Inc. (California) - 100% owned

    a. Price, Raffel & Browne Administrators, Inc. (Delaware) -
       100% owned

  F. B&B Benefits Administration, Inc. (California) - 100% owned

  G.  Summit Investment Partners, LLC (Ohio) - 100% owned

    a.  First Summit Capital Management (Ohio) - 51% owned


II.  Summit Mutual Funds, Inc. (Maryland)  - At January 31,
2000, The Union Central Life   Insurance Company owned 100% of
the outstanding shares of Summit Mutual Funds, Inc.

III. Summit Investment Trust (Massachusetts) - a mutual fund whose investment adviser is
  First Summit Capital Management.

Item 25. Indemnification

See Exhibits (a) and (b).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and other Connections of Investment Adviser

Information regarding the officers and directors of Summit Investment Partners, Inc. ("SIPI") and their business, profession or employment of a substantial nature during the last two years is set forth below. The address of all the persons listed below is 1876 Waycross Road, Cincinnati, Ohio 45240.


Name and           Position with   Principal Occupation(s)
Address            the Adviser     During Past Two Years

Harry Rossi        Director        Director Emeritus, The Union Central
                                   Life Insurance Company ("Union
                                   Central"); Director, Summit Group of
                                   Mutual Funds

Steven R.
Sutermeister       Director,       Senior Vice President, Union Central;
                   President,      Director, President and Chief Executive
                   and Chief       Officer, Summit Group of Mutual Funds;
                   Executive       prior thereto, Vice President, Union
                   Officer         Union Central

John H. Jacobs     Director        President and Chief Executive Officer,
                                   Union Central; Director, Summit Group of
                                   Mutual Funds; prior thereto, Executive
                                   Vice President, Union Central

D. Stephen Cole    Vice President  Vice President, Union Central

Thomas G. Knipper  Treasurer       Controller and Treasurer, Summit Group
                                   of Mutual Funds

John F. Labmeier   Secretary       Vice President, Associate General
                                   Counsel and Assistant Secretary, Union
                                   Central; Vice President and Secretary,
                                   Summit Group of Mutual Funds and
                                   Carillon Investments, Inc.

Item 27.  Principal Underwriters

(a) Carillon Investments, Inc., the principal underwriter for Summit Mutual Funds, Inc., also acts as principal underwriter for Carillon Account and Carillon Life Account.

(b)  The officers and directors of Carillon Investments, Inc.
     and their positions, if any, with Registrant are shown below. The business address of each is 1876 Waycross Road, Cincinnati, Ohio 45240.


Name and Position with
Carillon Investments, Inc.     Position with Registrant
--------------------------     ------------------------
John H. Jacobs                 Director
Director

Elizabeth G. Monsell           None
Director and President

Harry Rossi                    Director
Director

Steven R. Sutermeister         Director, President and Chief
Executive
Director                       Officer

Lothar A. Vasholz              None
Director

Kevin W. O'Toole               None
Vice President

Connie S. Grosser              None
Vice President, Operations
and Treasurer

Bernard A. Breton              None
Vice President and
Compliance Officer

John F. Labmeier               Vice President and Secretary
Vice President and Secretary

John M. Lucas                  Assistant Secretary
Assistant Secretary

  (c)  Not applicable.

Item 28.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of the Fund or at Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI
53201-0701.

Item 29.  Management Services

All management-related service contracts are discussed in Part A or B of this Registration Statement.

Item 30.  Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                             SIGNATURES

                    Pursuant to the requirements of the
Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Summit Mutual Funds, Inc., certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 27th day of April, 2000.


                                          SUMMIT MUTUAL FUNDS, INC.
(SEAL)

Attest: /s/ John F. Labmeier    By: /s/ Steven R. Sutermeister
                               Steven R. Sutermeister, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                       Date
---------                            -----                       ----
/s/ Steven R. Sutermeister           President and               4/27/00
Steven R. Sutermeister               Director
                                     (Principal
                                     Executive Officer)

                                     Controller and              4/27/00
/s/ Thomas G. Knipper                Treasurer
Thomas G. Knipper                    (Principal Financial
                                     and Accounting Officer)

*/ /s/ George M. Callard, M.D.       Director                    4/27/00
     George M. Callard, M.D.

*/ /s/ Theodore H. Emmerich          Director                    4/27/00
     Theodore H. Emmerich

*/ /s/ Richard H. Finan              Director                    4/27/00
     Richard H. Finan

*/ /s/Jean Patrice Harrington, S.C.  Director                    4/27/00
   Jean Patrice Harrington, S.C.

*/ /s/ John H. Jacobs                Director                    4/27/00
     John H. Jacobs

*/ /s/ Charles W. McMahon            Director                    4/27/00
     Charles W. McMahon

*/ /s/ Harry Rossi                   Director                    4/27/00
     Harry Rossi


*/ By John F. Labmeier, pursuant to Power of Attorney previously filed.

                       TABLE OF EXHIBITS




  (j)    Consent of Deloitte & Touche LLP

  (p)    Code of Ethics